Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2026
COI-NPRT3-0426
1.9887941.107
Asset-Backed Securities - 4.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.2%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0192% 7/20/2037 (b)(c)(o)	14,150,000	14,169,286
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/19/2037 (b)(c)(o)	23,550,000	23,589,612
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (b)(c)(o)	11,334,000	11,340,268
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/18/2038 (b)(c)(o)	13,075,000	13,123,887
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(o)	13,272,000	13,325,181
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (b)(c)(o)	12,672,000	12,702,704
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0022% 1/15/2038 (b)(c)(o)	11,218,000	11,264,902
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (b)(c)(o)	11,370,000	11,408,874
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8276% 1/20/2037 (b)(c)(o)	10,991,000	11,005,178
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1776% 7/20/2037 (b)(c)(o)	12,220,000	12,254,167
Neuberger Berman Ln Advisers Nbla CLO Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.6989% 7/23/2036 (b)(c)(o)	13,300,000	13,301,796
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 6.4711% 1/16/2037 (b)(c)(o)	250,000	250,000
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 1.09% 4/16/2038 (b)(c)(o)	9,037,000	9,037,000
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8576% 1/20/2037 (b)(c)(o)	19,200,000	19,215,994
TOTAL BAILIWICK OF JERSEY		175,988,849
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (b)(c)(o)	8,513,000	8,512,957
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (o)	2,390,790	2,415,923
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (o)	8,613,732	8,721,954
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (o)	980,000	991,925
TOTAL CANADA		12,129,802
GRAND CAYMAN (UK OVERSEAS TER) - 1.1%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (b)(c)(o)	25,100,000	25,179,115
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.1711% 4/16/2037 (b)(c)(o)	18,732,000	18,755,040
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/20/2038 (b)(c)(o)	8,250,000	8,276,796
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (b)(c)(o)	21,989,000	22,070,117
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0422% 10/15/2037 (b)(c)(o)	7,566,000	7,576,562
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9122% 4/15/2038 (b)(c)(o)	11,529,000	11,520,030
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.0038% 4/15/2034 (b)(c)(o)	24,780,000	24,808,299
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9322% 1/15/2038 (b)(c)(o)	7,970,000	7,996,229
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/20/2034 (b)(c)(o)	10,140,000	10,149,592
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (b)(c)(o)	11,089,000	11,117,055
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (b)(c)(o)	125,000	122,880
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.918% 7/24/2035 (b)(c)(o)	8,617,135	8,625,993
Benefit Str Partners Clo Xxxiii Ltd / Benefit Str Partners Clo Xxxiii LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (b)(c)(o)	11,297,000	11,317,007
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (b)(c)(o)	11,362,000	11,384,224
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (b)(c)(o)	12,249,000	12,273,498
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/20/2035 (b)(c)(o)	10,670,000	10,683,295
Benefit Street Partners Clo Xxv Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2035 (b)(c)(o)	5,893,000	5,894,137
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.0638% 1/15/2035 (b)(c)(o)	9,332,000	9,347,958
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7376% 7/18/2034 (b)(c)(o)	6,900,000	6,906,369
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (b)(c)(o)	16,231,000	16,253,512
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (b)(c)(o)	150,000	143,771
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(o)	12,865,000	12,892,094
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.868% 1/25/2038 (b)(c)(o)	10,548,000	10,537,452
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0197% 7/20/2038 (b)(c)(o)	21,114,000	21,185,809
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (b)(c)(o)	9,231,000	9,265,321
Cifc Funding 2021-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9022% 10/15/2038 (b)(c)(o)	21,027,000	21,029,355
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(o)	7,723,000	7,739,064
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (b)(c)(o)	100,000	98,496
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9422% 10/15/2038 (b)(c)(o)	11,640,000	11,655,330
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (b)(c)(o)	13,065,000	13,068,109
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9456% 8/20/2034 (b)(c)(o)	6,800,000	6,812,770
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7722% 7/15/2035 (b)(c)(o)	5,800,000	5,795,366
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9697% 4/20/2035 (b)(c)(o)	9,710,000	9,710,000
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/18/2037 (b)(c)(o)	12,450,000	12,466,061
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 7/15/2037 (b)(c)(o)	17,132,000	17,149,423
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0622% 10/15/2037 (b)(c)(o)	11,494,000	11,528,264
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 10/15/2037 (b)(c)(o)	11,970,000	11,987,512
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (b)(c)(o)	11,507,000	11,507,000
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8956% 11/20/2038 (b)(c)(o)	23,429,000	23,459,013
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2036 (b)(c)(o)	13,800,000	13,825,378
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(o)	11,335,000	11,357,092
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9592% 10/22/2038 (b)(c)(o)	11,629,000	11,661,631
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/19/2037 (b)(c)(o)	15,193,000	15,241,937
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (b)(c)(o)	200,000	201,337
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (o)	6,219,560	6,172,783
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7492% 10/22/2034 (b)(c)(o)	7,000,000	7,008,918
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (b)(c)(o)	10,990,000	10,987,637
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(o)	8,302,000	8,302,000
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.178% 4/25/2037 (b)(c)(o)	21,830,000	21,872,481
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (b)(c)(o)	13,160,000	13,169,528
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.988% 7/25/2038 (b)(c)(o)	11,611,000	11,660,138
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(o)	8,033,000	8,034,872
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.958% 1/25/2038 (b)(c)(o)	9,690,000	9,721,415
Magnetite Xxiii Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6371% 1/25/2035 (b)(c)(o)	7,400,000	7,406,379
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0222% 7/15/2037 (b)(c)(o)	13,105,000	13,123,675
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(o)	10,650,000	10,661,236
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2038 (b)(c)(o)	17,202,000	17,237,144
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8422% 4/15/2038 (b)(c)(o)	13,700,000	13,700,000
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/18/2038 (b)(c)(o)	14,150,000	14,166,287
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (b)(c)(o)	10,296,000	10,307,892
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(o)	12,276,000	12,304,235
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(o)	7,990,000	8,003,655
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9592% 1/22/2038 (b)(c)(o)	16,000,000	16,043,984
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.8976% 4/20/2038 (b)(c)(o)	7,584,000	7,596,931
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 4.9976% 7/20/2038 (b)(c)(o)	6,319,000	6,331,701
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 4.9976% 10/20/2037 (b)(c)(o)	16,110,000	16,179,112
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/20/2037 (b)(c)(o)	18,840,000	18,880,921
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3176% 4/20/2037 (b)(c)(o)	1,300,000	1,301,933
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(o)	10,336,000	10,328,496
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.389% 2/20/2038 (b)(c)(o)	150,000	146,424
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9876% 1/18/2038 (b)(c)(o)	9,640,000	9,640,000
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (b)(c)(o)	12,518,000	12,536,527
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 0% 4/20/2039 (b)(c)(d)(o)	9,887,000	9,891,489
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (b)(c)(o)	22,149,597	22,163,130
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (b)(c)(o)	9,622,247	9,622,247
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4525% 2/15/2033 (b)(c)(o)	10,201,886	10,195,214
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/20/2038 (b)(c)(o)	14,148,000	14,133,951
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (o)	4,169,923	4,148,281
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 10/15/2039 (b)(c)(o)	13,007,000	13,007,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0122% 1/15/2037 (b)(c)(o)	15,740,000	15,763,846
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7222% 7/15/2036 (b)(c)(o)	10,300,000	10,300,979
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 0% 4/15/2041 (b)(c)(d)(o)	12,868,000	12,868,631
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/17/2038 (b)(c)(o)	7,550,000	7,578,615
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/17/2038 (b)(c)(o)	11,630,000	11,671,275
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/17/2038 (b)(c)(o)	9,562,000	9,597,638
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (o)	3,580,214	3,433,915
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (b)(c)(o)	14,100,000	14,119,303
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 4.8638% 7/15/2030 (b)(c)(o)	189,388	189,476
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(o)	820,863	821,264
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (o)	12,470,547	12,379,001
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (b)(c)(o)	1,380,000	1,092,243
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 4/20/2035 (b)(c)(o)	8,170,000	8,184,780
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (b)(c)(o)	6,280,000	6,297,126
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (b)(c)(o)	3,951,000	3,957,594
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,014,818,595
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (o)	6,917,096	7,049,077
MULTI-NATIONAL - 0.0%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (b)(c)(o)	12,690,000	12,704,670
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 1/20/2038 (b)(c)(o)	7,637,000	7,661,255
TOTAL MULTI-NATIONAL		20,365,925
UNITED STATES - 3.4%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (o)	17,356,598	17,884,966
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (o)	15,814,032	16,295,441
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (o)	11,162,398	11,488,145
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (o)	4,964,475	4,832,858
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (o)	14,823,747	14,223,844
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (o)	4,625,801	4,752,478
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (o)	1,643,678	1,659,999
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (o)	23,600,000	23,662,070
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (o)	2,258,598	2,261,521
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (o)	23,835,000	24,004,979
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (o)	47,100,000	47,450,396
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (o)	29,940,000	30,111,149
Affirm Master Trust Series 2026-1A Class B, 4.57% 2/15/2034 (o)	7,000,000	7,025,575
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	10,141,976	10,207,605
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (o)	12,175,807	12,520,627
American Express Credit Account Master Trust Series 2024-2 Class A, 5.24% 4/15/2031	7,800,000	8,164,705
American Tower Trust #1 Series 2023, 5.49% 3/15/2053 (o)	5,029,000	5,126,820
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (o)	2,763,726	2,793,716
Amur Equipment Finance Receivables Xiv LLC Series 2024-2A Class A2, 5.19% 7/21/2031 (o)	4,090,841	4,147,309
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (o)	730,036	725,078
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (o)	141,336	140,640
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (o)	4,663,819	4,689,822
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (o)	2,951,488	2,970,590
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (o)	7,820,000	7,971,608
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (o)	5,208,001	5,225,625
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (o)	1,250,000	1,272,005
ARI Fleet Lease Trust Series 2026-A Class A3, 4.09% 11/15/2034 (o)	2,500,000	2,520,352
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (o)	4,921,452	4,931,008
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (o)	7,700,000	7,743,014
Avis Budget Rental Car Funding AESOP LLC Series 2022-1A Class A, 3.83% 8/21/2028 (o)	53,202,000	53,102,194
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A, 5.23% 12/20/2030 (o)	4,728,000	4,901,237
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (o)	4,510,000	4,589,337
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (o)	9,957,000	10,311,698
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (o)	4,620,000	4,640,513
Avis Budget Rental Car Funding AESOP LLC Series 2025-4A Class A, 4.4% 2/20/2032 (o)	11,850,000	11,948,495
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (o)	1,810,520	1,838,748
Barings Equipment Finance LLC Series 2025-A Class A3, 4.82% 8/13/2032 (o)	2,500,000	2,568,941
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (o)	7,539,904	7,660,741
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (o)	21,460,178	20,588,116
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (o)(p)	385,785	386,711
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (o)	4,298,425	4,336,785
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (o)	8,250,965	8,264,002
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (o)	8,700,000	8,762,391
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	9,247,078	9,353,434
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	30,604,798	30,818,490
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	10,307,977	10,435,508
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	2,574,875	2,578,261
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	5,440,000	5,498,276
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	3,685,916	3,696,971
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	4,552,274	4,561,844
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	13,400,000	13,466,978
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031	3,000,000	3,052,869
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	368,187	368,603
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	4,084,000	4,117,098
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	3,500,000	3,535,662
Carmax Select Receivables Trust Series 2025-B Class A3, 4.12% 3/15/2030	11,150,000	11,205,517
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	9,100,000	9,101,294
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	4,645,000	4,657,984
Carmax Series 2026-1 Class A3, 4.04% 3/17/2031	17,600,000	17,741,632
Carvana Auto Receivables Trust Series 2025-N1 Class A3, 4.91% 8/10/2029 (o)	6,600,000	6,654,324
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	7,600,000	7,643,998
Carvana Auto Receivables Trust Series 2025-P4 Class A4, 4.25% 11/10/2031	5,000,000	5,062,951
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (o)	689,865	686,423
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (o)	2,404,234	2,380,232
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (o)	3,098,041	3,059,335
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (o)	11,561,251	11,619,159
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (o)	9,859,684	9,952,705
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	11,940,000	12,367,183
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	9,000,000	9,070,616
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (o)	9,694,065	9,743,982
CNH Equipment Trust Series 2026-A Class A3, 4% 5/15/2031	10,000,000	10,081,144
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (o)	32,982,920	32,861,623
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (o)	7,952,175	7,944,594
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (o)	28,468,390	25,878,450
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (o)	9,370,095	9,228,178
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (o)	16,575,283	15,793,277
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (o)	13,321,613	13,459,592
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (o)	9,241,838	9,372,618
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (o)	8,369,719	8,392,502
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (o)	8,000,000	8,096,605
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (o)	60,112,000	60,244,216
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (o)	11,500,000	11,579,493
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (o)	16,763,319	16,801,258
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (o)	6,570,000	6,569,300
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (o)	2,300,000	2,350,070
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (o)	4,061,416	4,103,535
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (o)	5,129,470	5,149,030
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (o)	4,988,000	5,091,446
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (o)	8,585,000	8,596,992
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (o)	5,410,000	5,447,682
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (o)	30,988,980	30,912,961
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (o)	7,988,373	7,978,928
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (o)	36,749,760	35,950,350
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (o)	15,137,935	14,536,917
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (o)	9,186,235	8,594,088
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (o)	10,440,000	10,629,876
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1822% 7/15/2037 (b)(c)(o)	12,310,000	12,332,564
Eff Series 2026-1 Class A2, 4% 10/20/2028 (o)	21,000,000	21,058,625
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (o)	29,500,000	29,759,155
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (o)	7,280,000	7,283,963
Enterprise Fleet Financing LLC Series 2023-2 Class A3, 5.5% 4/22/2030 (o)	6,050,000	6,144,394
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (o)	8,890,302	8,993,856
Enterprise Fleet Financing LLC Series 2024-1 Class A3, 5.16% 9/20/2030 (o)	2,802,000	2,857,650
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (o)	8,040,000	8,145,422
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (o)	17,233,000	17,423,824
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (o)	3,010,193	3,017,664
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (o)	21,731,000	22,053,740
Exeter Automobile Receivables Trust Series 2025-3A Class A3, 4.78% 7/16/2029	14,532,000	14,631,309
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	3,538,658	3,543,572
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	13,175,000	13,281,277
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	6,785,000	6,801,532
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	1,310,715	1,314,030
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	9,175,000	9,268,463
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	1,416,057	1,419,672
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	8,795,000	8,865,643
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	9,320,000	9,372,831
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9076% 4/17/2036 (b)(c)(o)	8,102,000	8,115,547
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5822% 10/15/2034 (b)(c)(o)	4,400,000	4,397,800
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	5,400,000	5,444,353
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (o)	5,000,000	4,983,034
Ford Credit Auto Owner Trust Series 2022-D Class A3, 5.27% 5/17/2027	105,474	105,692
Ford Credit Auto Owner Trust Series 2023-1 Class A, 4.85% 8/15/2035 (o)	2,600,000	2,653,955
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (o)	10,800,000	11,185,420
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (o)	7,820,000	8,057,646
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (o)	39,470,000	39,548,822
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (o)	25,782,000	26,195,904
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (o)	6,500,000	6,604,272
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	4,985,000	5,075,038
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	2,515,000	2,552,606
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (o)	29,406,100	30,064,676
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (o)	20,909,470	21,493,430
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	986,092	993,100
GM Financial Revolving Receivables Trust Series 2021-1 Class A, 1.17% 6/12/2034 (o)	5,000,000	4,928,686
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (o)	6,600,000	6,790,920
GM Financial Revolving Receivables Trust Series 2023-2 Class A, 5.77% 8/11/2036 (o)	9,800,000	10,306,803
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (o)	3,961,000	4,095,911
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (o)	750,000	768,529
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (o)	12,800,000	12,855,002
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (o)	5,700,000	5,724,402
GMF Floorplan Owner Revolving Trust Series 2024-1A Class B, 5.33% 3/15/2029 (o)	3,650,000	3,694,711
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (o)	9,100,000	9,427,148
GMF Floorplan Owner Revolving Trust Series 2024-2A Class B, 5.35% 3/15/2031 (o)	2,600,000	2,683,928
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (o)	20,800,000	21,128,513
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (o)	9,004,027	9,031,797
GreatAmerica Leasing Receivables Funding LLC Series 2025-2 Class A2, 4.22% 5/15/2028 (o)	4,700,000	4,720,894
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (b)(c)(o)	23,950,000	23,914,075
Greensky Home Improvement Series 2025-3A Class A3, 4.52% 12/27/2060 (o)	3,494,075	3,518,880
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (o)	605,976	607,179
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (o)	6,454,055	6,389,540
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (o)	7,316,702	7,356,376
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (o)	5,212,369	5,232,292
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (o)	21,200,000	21,306,806
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (o)	19,063,419	19,132,447
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	911,958	917,700
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,616,906	1,630,321
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (o)	21,943,350	22,567,401
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (o)	8,586,850	8,904,280
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	11,268,753	11,287,474
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (o)	2,483,000	2,519,600
Kubota Credit Owner Trust Series 2025-1A Class A3, 4.67% 6/15/2029 (o)	8,000,000	8,141,812
Kubota Credit Owner Trust Series 2026-1A Class A3, 3.87% 5/15/2030 (o)	14,100,000	14,147,924
LAD Auto Receivables Trust Series 2026-1A Class A2, 3.75% 5/15/2029 (o)	5,000,000	4,997,576
LAD Auto Receivables Trust Series 2026-1A Class A3, 3.92% 4/15/2031 (o)	5,000,000	5,017,199
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/2046 (o)	7,562,469	7,310,552
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (o)	1,549,895	1,552,180
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	18,919	18,934
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	15,820,000	15,940,778
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/2030	7,800,000	7,928,792
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	31,446,448	31,507,552
Mercedes-Benz Auto Receivables Series 2023-1 Class A4, 4.31% 4/16/2029	4,500,000	4,516,418
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	4,104,875	4,155,443
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (o)	5,674,979	5,693,421
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (o)	21,102,453	21,220,892
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (o)	29,885,000	30,135,457
Merchants Fleet Funding LLC Series 2025-1A Class B, 4.91% 1/20/2039 (o)	600,000	607,468
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (o)	49,057	48,608
MMAF Equipment Finance LLC Series 2023-A Class A3, 5.54% 12/13/2029 (o)	4,592,191	4,651,120
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3, CME Term SOFR 1 month Index + 5.3645%, 9.0382% 8/25/2034 (b)(c)(j)	46,597	74,443
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (o)	20,803,013	21,029,913
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	8,430,000	8,444,827
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	3,312,142	3,335,764
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (o)	23,189,000	23,438,755
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (o)	5,700,000	5,752,907
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/17/2038 (b)(c)(o)	11,479,000	11,492,936
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (o)	2,000,000	2,038,125
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (o)	26,705,591	26,338,950
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (o)	8,770,000	8,569,809
OneMain Financial Issuance Trust Series 2023-1A Class A, 5.5% 6/14/2038 (o)	2,120,000	2,196,303
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (o)	41,322	41,332
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (o)	741,622	742,291
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (o)	12,300,000	12,372,063
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (o)	8,200,000	8,222,281
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (o)	26,700,000	26,783,085
Optn Series 2026-A Class A, 4.32% 1/9/2034 (o)	7,265,000	7,288,248
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (o)	24,296,173	24,795,530
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (o)	12,435,000	12,465,057
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (o)	4,515,000	4,562,157
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (o)	6,545,071	6,583,965
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (o)	12,000,000	12,211,795
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (o)	3,798,491	3,898,385
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (o)	4,977,604	5,010,052
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (o)	38,139,560	36,946,413
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (o)	9,355,500	8,952,678
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (o)	3,085,000	3,134,315
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (o)	5,147,098	5,192,467
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.1313% 7/25/2054 (b)(c)(o)	1,290,673	1,286,971
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)(o)	8,290,737	8,240,084
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 0.82% 1/15/2033 (b)(c)(o)	13,450,000	13,450,000
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (o)	3,143,599	3,151,061
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (o)	5,487,914	5,493,429
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (c)(o)	6,440,822	6,449,835
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (o)	14,708,145	14,775,465
Reach Abs Trust Series 2026-1A Class A, 4.32% 2/15/2033 (o)	3,483,539	3,483,421
Reach Abs Trust Series 2026-1A Class B, 4.37% 2/15/2033 (o)	11,700,000	11,722,479
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (o)	1,030,000	1,031,172
RKTL Series 2026-1A Class B, 4.33% 2/26/2035 (o)	4,830,000	4,830,315
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	10,456,039	10,482,663
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	29,300,000	29,481,540
Santander Drive Auto Receivables Trust Series 2025-3 Class A3, 4.38% 1/15/2030	33,220,000	33,423,247
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	9,860,000	9,880,741
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07% 4/15/2032	4,500,000	4,514,710
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (o)	3,269,000	3,158,703
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (o)	5,173,000	5,084,728
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (o)	10,641,559	10,689,018
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (o)	10,373,216	10,392,960
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (o)	15,571,634	15,654,109
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (o)	3,278,280	3,284,607
SFAST Series 2025-1A Class A3, 4.75% 7/22/2030 (o)	11,933,000	12,051,614
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (o)	7,436,577	7,520,672
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3, 4.55% 6/20/2030 (o)	39,000,000	39,262,232
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A3, 4.12% 4/21/2031 (o)	2,640,000	2,661,100
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (o)	14,200,000	14,209,929
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (o)	10,800,000	10,833,408
Sfuel Series 2025-BA Class A3, 4.27% 1/22/2029 (o)	30,643,000	30,851,529
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (o)	10,592,688	10,947,130
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (o)	19,743,037	19,798,615
Sofi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (o)	62,400,000	62,436,492
Sofi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (o)	10,500,000	10,577,560
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2, 4.63% 7/20/2027 (o)	19,056,646	19,110,986
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (o)	6,900,000	6,949,242
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (o)	10,743,333	10,177,255
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (o)	17,366,175	17,987,196
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (o)	40,153,725	40,605,724
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (o)	21,039,675	21,553,382
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (o)	18,249,000	18,248,633
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (o)	18,249,000	18,206,069
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (o)	9,124,500	9,113,320
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (o)	7,000,000	7,099,647
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (o)	19,920,075	20,145,853
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6482% 9/25/2034 (b)(c)	42,492	45,717
Toyota Auto Receivables Owner Trust Series 2023-A Class A4, 4.42% 8/15/2028	4,000,000	4,023,575
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (o)	309,768	310,300
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (o)	35,375,000	35,352,746
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (o)	18,665,475	18,805,006
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (o)	5,393,000	5,493,080
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (o)	14,524,441	14,637,538
VCAT Asset Securitization LLC Series 2026-NPL1 Class A1, 5.101% 1/25/2056 (c)(o)	16,743,595	16,696,953
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 4.987% 2/25/2056 (o)(p)	19,400,000	19,399,983
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (o)	3,276,795	3,290,873
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	10,390,000	10,429,452
Verizon Master Trust Series 2024-2 Class A, 4.83% 12/22/2031 (o)	7,800,000	8,016,689
Verizon Master Trust Series 2025-6 Class A, 4.62% 6/21/2033 (o)	10,000,000	10,301,937
Versus Securitization Trust Series 2026-R1 Class A1, 4.832% 10/25/2067 (c)(o)	1,890,118	1,899,866
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	6,089,289	6,161,249
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	2,799,130	2,816,756
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (o)	1,236,000	1,242,301
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (o)	1,207,530	1,209,711
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (o)	18,047,423	18,479,292
Westlake Automobile Receivables Trust Series 2025-2A Class A3, 4.51% 5/15/2029 (o)	13,722,000	13,830,548
Westlake Automobile Receivables Trust Series 2025-3A Class A3, 4.22% 6/15/2029 (o)	1,900,000	1,907,859
Westlake Automobile Receivables Trust Series 2025-P1 Class A3, 4.58% 6/15/2029 (o)	6,000,000	6,053,018
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (o)	33,230,000	33,289,738
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (o)	5,992,889	6,058,657
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (o)	12,849,501	12,992,913
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (o)	29,691,205	29,998,509
Wheels Fleet Lease Funding LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (o)	18,425,565	18,632,025
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (o)	16,024,190	16,189,469
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (o)	2,474,000	2,498,625
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (o)	10,500,000	10,544,921
Willis Engine Structured Tr V Series 2020-A Class A, 3.228% 3/15/2045 (o)	2,198,099	2,143,198
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (o)	5,288,006	5,420,964
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (o)	21,602,625	21,839,748
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031	28,242,000	28,754,084
World Financial Network Credit Card Master Trust Series 2024-B Class A, 4.62% 5/15/2031	5,978,000	6,041,382
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	4,991,203	5,003,398
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	3,819,012	3,839,797
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	7,062,656	7,096,676
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	1,100,000	1,102,463
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	9,295,000	9,343,978
TOTAL UNITED STATES		3,136,272,816
TOTAL ASSET-BACKED SECURITIES (Cost $4,338,277,832)		4,375,138,021

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (b)(c)(i)(l)	265,000	235,850
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(i)	1,335,617	1,194,121

TOTAL SWITZERLAND		1,429,971
UNITED STATES - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 10/6/2032 (b)(c)(i)	750,000	750,000
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 1/28/2032 (b)(c)(i)	144,638	144,155
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/23/2032 (b)(c)(i)	844,938	842,826
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 6/20/2031 (b)(c)(i)	306,001	299,691
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1597% 8/19/2030 (b)(c)(i)	440,000	438,350
Hotels, Restaurants & Leisure - 0.0%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/29/2029 (b)(c)(i)	1,225,451	1,217,437
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (b)(c)(i)	713,319	662,410
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (b)(c)(i)	632,255	607,596
		2,487,443
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.527% 6/6/2031 (b)(c)(i)	456,524	375,719
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 6/6/2031 (b)(c)(i)	213,905	184,583
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/30/2031 (b)(c)(i)	160,580	159,554
		719,856
TOTAL CONSUMER DISCRETIONARY		4,932,321
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (b)(c)(i)	508,725	498,551
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(i)(k)	1,129,575	536,119
Financials - 0.0%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4132% 2/3/2032 (b)(c)(i)	124,375	122,432
Financial Services - 0.0%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 7/31/2031 (b)(c)(i)	653,412	611,555
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 7/31/2031 (b)(c)(i)	274,325	261,843
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/20/2032 (b)(c)(i)(l)	125,000	124,687
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (b)(c)(i)	845,750	843,636
		1,841,721
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 11/6/2030 (b)(c)(i)	4,950	4,785
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/19/2028 (b)(c)(i)(l)	1,025,013	1,023,733
		1,028,518
TOTAL FINANCIALS		2,992,671
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 1/15/2031 (b)(c)(i)	1,432,800	1,432,084
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (b)(c)(i)(j)	151,939	118,512
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (b)(c)(i)	860,912	837,478
TOTAL HEALTH CARE		2,388,074
Industrials - 0.0%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1596% 2/13/2033 (b)(c)(i)	40,000	40,030
Commercial Services & Supplies - 0.0%
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.671% 9/4/2030 (b)(c)(i)	1,155,562	892,672
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (b)(c)(i)(j)	198,253	202,134
		1,094,806
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 4/10/2031 (b)(c)(i)	790,000	788,665
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (b)(c)(i)	60,000	60,075
TOTAL INDUSTRIALS		1,983,576
Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (b)(c)(i)	492,102	424,748
X Corp 1LN, term loan 9.5% 10/26/2029 (i)	1,040,000	1,090,440
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(i)	1,386,081	1,388,964
		2,904,152
Software - 0.0%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 12/11/2028 (b)(c)(i)	733,712	697,027
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (b)(c)(i)	1,747,413	1,670,142
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (i)	289,061	327,301
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(i)	134,437	139,262
		2,833,732
TOTAL INFORMATION TECHNOLOGY		5,737,884
Materials - 0.0%
Chemicals - 0.0%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 10/15/2032 (b)(c)(i)	615,000	612,848
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (b)(c)(i)	688,167	612,957
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.677% 3/15/2029 (b)(c)(i)	588,083	576,216
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (b)(c)(i)	859,880	847,696
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1724% 9/30/2031 (b)(c)(i)	733,426	570,238
		3,219,955
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.848% 4/13/2029 (b)(c)(i)	1,207,576	1,196,732
TOTAL MATERIALS		4,416,687
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5203% 4/16/2031 (b)(c)(i)	59,696	59,799
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.173% 3/29/2030 (b)(c)(i)	210,816	211,606
TOTAL UTILITIES		271,405
TOTAL UNITED STATES		24,507,288
TOTAL BANK LOAN OBLIGATIONS (Cost $26,820,835)		25,937,259

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA ICE IBA - USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	2,954,000	3,080,926
Keybank National Association 6.95% 2/1/2028	619,000	649,446
Regions Banks 6.45% 6/26/2037	5,877,000	6,443,320

TOTAL UNITED STATES		10,173,692
TOTAL BANK NOTES (Cost $9,980,898)		10,173,692

Collateralized Mortgage Obligations - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (o)	1,697,510	1,699,119
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (o)	10,824,673	9,774,490
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (o)	9,400,000	9,400,000
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (o)	1,434,485	1,302,574
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)(o)	10,937,278	10,414,368
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(o)	15,959,245	16,132,995
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (o)	571,459	541,461
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (o)	13,441,996	12,561,335
Bravo Residential Funding Trust Series 2026-Nqm2 Series 2026-NQM2 Class A1FC, 4.537% 11/25/2065 (c)(o)	29,394,490	29,440,663
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(o)	6,692,037	6,630,756
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(o)	3,389,894	3,381,613
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(o)	1,904,403	1,874,657
Cim Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (o)	2,700,051	2,530,121
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (c)(o)	17,000,000	17,005,653
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(o)	12,901,729	13,067,309
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(j)(o)	556,406	55
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.3031% 5/27/2037 (b)(c)(o)	380,878	370,625
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3031% 5/27/2037 (b)(c)(o)	7,040	7,014
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (o)	186,028	170,651
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	7,813	7,927
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	7,262	7,326
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	11,731	11,950
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	8,797	8,956
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	12,322	12,559
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	4,829	4,901
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	2,081	2,157
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	6,430	6,701
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5817% 2/25/2032 (b)(c)	1,103	1,109
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/18/2032 (b)(c)	2,025	2,046
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 4/25/2032 (b)(c)	2,110	2,129
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 10/25/2032 (b)(c)	2,529	2,554
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5317% 1/25/2032 (b)(c)	1,001	1,004
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7683% 11/25/2032 (c)(r)	1,564	32
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 12/25/2033 (c)(r)	49,623	6,143
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 3/25/2033 (c)(r)	3,218	339
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (s)	5,739	5,060
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	8,261	8,468
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9383% 6/25/2035 (c)(r)	59,507	4,091
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	171,744	178,878
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7176% 8/25/2035 (b)(c)	1,166	1,245
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	119,722	121,662
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	21,941	22,650
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.8983% 11/25/2036 (c)(r)	33,558	2,912
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8583% 12/25/2036 (c)(r)	21,471	2,194
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (s)	24,642	22,459
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (s)	43,431	38,209
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (s)	4,951	4,200
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6583% 5/25/2037 (c)(r)	13,730	1,311
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 17.9299% 6/25/2037 (b)(c)	12,558	17,181
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (b)(c)	13,255	17,918
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (b)(c)	1,778	2,050
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	68,011	65,942
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	544,587	540,771
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	50,021	51,979
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	225,444	225,233
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (r)	54,667	798
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	47,731	44,923
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	65,959	62,635
Fannie Mae Guaranteed REMIC Series 2012-154 Class F, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0817% 1/25/2043 (b)(c)	369,578	364,232
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (r)	27	0
Fannie Mae Guaranteed REMIC Series 2013-100 Class PJ, 3% 3/25/2043	5,967,183	5,789,059
Fannie Mae Guaranteed REMIC Series 2013-123 Class PZ, 2.7% 3/25/2043	6,954,802	6,420,516
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2683% 1/25/2044 (c)(r)	61,564	7,146
Fannie Mae Guaranteed REMIC Series 2013-16 Class GP, 3% 3/25/2033	118,359	117,110
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033	4,131,471	3,933,282
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (r)	308,754	42,727
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	369,685	358,116
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	9,397,954	8,393,942
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (r)	168,970	22,018
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	6,868,790	6,424,725
Fannie Mae Guaranteed REMIC Series 2017-36 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.1317% 5/25/2047 (b)(c)	787,596	774,865
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	1,308,800	1,222,025
Fannie Mae Guaranteed REMIC Series 2018-32 Class FB, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0817% 5/25/2048 (b)(c)	425,278	417,197
Fannie Mae Guaranteed REMIC Series 2018-38 Class FG, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0817% 6/25/2048 (b)(c)	1,019,303	997,344
Fannie Mae Guaranteed REMIC Series 2019-23 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2317% 5/25/2049 (b)(c)	6,568,768	6,502,503
Fannie Mae Guaranteed REMIC Series 2020-39 Class MG, 1.5% 6/25/2040	19,094,260	16,773,303
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	19,633,827	17,247,144
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	4,515,875	4,124,825
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	7,626,200	6,966,001
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	5,492,577	4,805,310
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	5,837,036	5,106,668
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	4,263,528	3,725,685
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	1,718,005	1,465,395
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	4,824,677	4,409,570
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	13,842,097	12,610,391
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	9,146,354	8,388,031
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	19,015,810	17,381,786
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	7,589,679	6,904,499
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	4,751,057	4,523,727
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	5,240,949	4,964,203
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	5,556,295	5,222,458
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	6,349,754	6,126,401
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	3,502,368	3,337,931
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	5,613,379	5,409,575
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	6,098,694	5,891,747
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	10,397,409	10,059,572
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	2,333,238	2,195,239
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	13,416,605	12,329,861
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	56,630,684	51,845,550
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	5,509,580	5,023,908
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	3,952,651	3,931,571
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	15,677,329	14,447,739
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 8/25/2052 (b)(c)	16,638,285	16,585,480
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3672% 9/25/2052 (b)(c)	33,112,770	32,923,514
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 9/25/2052 (b)(c)	35,707,172	35,593,848
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (b)(c)	11,604,912	11,564,076
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (b)(c)	41,688,159	41,555,745
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	6,715,713	6,395,888
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	13,118,363	12,226,206
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	5,885,326	5,608,206
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.2172% 11/25/2053 (b)(c)	24,069,255	24,375,457
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (b)(c)	16,168,623	16,363,927
Fannie Mae Guaranteed REMIC Series 2023-53 Class FP, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.2172% 11/25/2053 (b)(c)	38,531,563	39,021,388
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (b)(c)	4,923,681	4,983,723
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (b)(c)	20,669,712	20,917,771
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1972% 7/25/2054 (b)(c)	5,783,828	5,860,602
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2053 (b)(c)	11,641,414	11,725,353
Fannie Mae Guaranteed REMIC Series 2024-70 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 10/25/2054 (b)(c)	18,873,999	18,965,034
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 12/25/2054 (b)(c)	38,465,232	38,747,197
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 12/25/2054 (b)(c)	9,639,947	9,695,124
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	548	555
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (s)	14,259	12,381
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (s)	23,044	19,952
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (r)	33,099	981
Fannie Mae Mortgage pass-thru certificates Series 2020-59 Class MC, 1.5% 8/25/2040	21,635,127	18,995,322
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (b)(c)	17,300,137	17,441,113
Fannie Mae Mortgage pass-thru certificates Series 2025-31 Class FN, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.3172% 6/25/2054 (b)(c)	31,015,611	31,446,583
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2672% 8/25/2054 (b)(c)	18,617,310	18,864,542
Fannie Mae Mortgage pass-thru certificates Series 2025-37 Class DF, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.3172% 8/25/2054 (b)(c)	30,559,841	30,988,812
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (b)(c)	8,270,046	8,328,872
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (b)(c)	10,862,548	10,977,841
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (b)(c)	12,568,512	12,697,901
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	18,616,311	18,792,172
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	8,404,500	8,474,318
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,118,907	1,106,293
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	11,634,225	11,236,030
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	12,932,376	13,019,768
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	5,650,528	5,380,002
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (r)	10,993	1,422
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (r)	10,386	1,382
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(r)	8,718	1,454
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(r)	5,328	749
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (r)	8,331	1,316
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(r)	4,917	824
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (r)	48,889	7,417
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	906	917
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	1,821	1,850
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	6,983	7,098
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	578,294	578,809
Freddie Mac Multiclass Mortgage participation certificates Series 2018-4795 Class FA, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0727% 5/15/2048 (b)(c)	702,130	685,809
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	10,454,832	8,662,394
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	4,073,585	3,726,308
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	4,328,374	3,934,680
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	4,160,462	3,809,391
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	5,293,925	4,666,181
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	4,536	4,631
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	26,703	27,169
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	2,581	2,626
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	3,735	3,809
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	9,651	9,860
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	4,855	4,959
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	3,118	3,167
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	2,836	2,895
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	32,682	33,979
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 4.4273% 11/15/2031 (c)(r)	1,156	55
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5727% 1/15/2032 (b)(c)	881	885
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 3/15/2032 (b)(c)	1,193	1,200
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/15/2032 (b)(c)	1,154	1,164
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 6/15/2031 (b)(c)	1,691	1,701
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 3/15/2032 (b)(c)	620	624
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	10,324	10,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	11,880	12,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	24,171	25,094
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (r)	1,361	184
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	102,385	105,426
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	14,118	14,565
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	262,402	267,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	105,003	109,594
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	160,648	163,236
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	54,436	56,201
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8273% 2/15/2036 (c)(r)	17,295	1,642
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (s)	53,085	44,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (s)	7,436	6,679
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (s)	29,033	24,875
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (s)	33,697	28,975
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	57,084	60,025
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	212,767	219,007
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.8873% 11/15/2036 (c)(r)	71,646	6,789
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	14,215	14,710
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8073% 6/15/2037 (c)(r)	53,753	5,486
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0227% 5/15/2037 (b)(c)	55,980	55,362
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	25,953	26,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	267,828	275,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	97,119	97,895
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4116 Class AP, 1.35% 8/15/2042	9,187,319	8,336,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	51,919	49,440
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (r)	22,415	1,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (r)	5	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (r)	92,526	2,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	96,600	96,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	436,468	426,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4709 Class FE, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.1227% 8/15/2047 (b)(c)	384,225	378,190
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,366,126	1,968,490
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	11,504,183	10,831,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	6,928,654	6,622,966
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	5,904,402	5,063,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	2,941,710	2,529,595
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	2,225,454	1,949,369
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,472,899	1,171,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	3,091,814	2,842,273
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	3,877,229	3,370,965
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	4,276,945	3,743,173
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	4,222,697	3,712,980
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	4,156,386	3,625,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	4,133,690	3,756,743
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	27,426,927	24,668,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	5,399,740	5,019,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	36,888,754	33,798,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	3,838,060	3,493,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	3,726,899	3,392,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	3,586,910	3,331,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	3,129,869	2,848,134
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	6,393,384	5,745,320
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	20,258,319	18,447,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	3,129,885	2,848,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	2,720,008	2,527,710
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	13,097,902	12,214,091
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	6,909,530	6,600,169
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,926,631	2,780,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	2,915,203	2,712,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	5,073,420	4,752,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	9,307,245	8,587,582
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	8,472,938	8,008,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	8,472,938	8,008,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	3,850,347	3,743,938
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	15,659,393	15,126,643
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	4,934,040	5,004,982
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2172% 7/25/2052 (b)(c)	3,142,492	3,115,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3372% 8/25/2052 (b)(c)	8,616,514	8,552,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4172% 9/25/2052 (b)(c)	14,544,935	14,480,290
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3672% 9/25/2052 (b)(c)	9,302,351	9,190,041
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.3172% 9/25/2052 (b)(c)	5,553,224	5,517,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	8,724,475	8,765,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 8/25/2053 (b)(c)	8,048,180	8,103,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 10/25/2053 (b)(c)	12,458,477	12,640,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5357 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (b)(c)	39,635,919	40,081,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (b)(c)	5,671,419	5,723,734
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6672% 10/25/2054 (b)(c)	7,274,344	7,304,033
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 11/25/2054 (b)(c)	14,186,261	14,267,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	23,424,499	23,592,572
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	6,918,029	6,954,723
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (b)(c)	12,658,832	12,761,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	12,118,035	12,219,743
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0172% 3/25/2055 (b)(c)	9,885,723	9,964,139
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 4/25/2055 (b)(c)	7,255,423	7,296,473
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	10,507	10,708
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	749	763
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	838	855
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	372	380
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,467	1,491
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (s)	16,427	13,931
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/2057	249,289	240,119
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class MA, 3.5% 8/25/2057	4,000,183	3,911,261
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4 Class MA, 3.5% 3/25/2058	1,597,967	1,558,557
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1 Class MA, 3.5% 7/25/2058	2,773,737	2,701,632
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (o)	676,252	638,321
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1159% 5/20/2060 (b)(c)(q)	38,523	38,450
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0969% 8/20/2060 (b)(c)(q)	15,239	15,190
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1769% 12/20/2060 (b)(c)(q)	54,380	53,987
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 12/20/2060 (b)(c)(q)	37,865	37,873
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 2/20/2061 (b)(c)(q)	42,306	42,315
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2869% 2/20/2061 (b)(c)(q)	52,345	52,349
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 4/20/2061 (b)(c)(q)	34,031	34,041
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (b)(c)(q)	44,947	44,959
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (b)(c)(q)	37,893	37,900
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3269% 6/20/2061 (b)(c)(q)	37,743	37,767
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3469% 9/20/2061 (b)(c)(q)	112,226	112,325
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 10/20/2061 (b)(c)(q)	44,547	44,631
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 11/20/2061 (b)(c)(q)	43,409	43,520
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 1/20/2062 (b)(c)(q)	27,974	28,054
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 1/20/2062 (b)(c)(q)	58,716	58,844
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 3/20/2062 (b)(c)(q)	34,368	34,418
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4469% 5/20/2061 (b)(c)(q)	264	265
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 1/20/2064 (b)(c)(q)	24,642	24,689
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 12/20/2063 (b)(c)(q)	56,387	56,478
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 6/20/2064 (b)(c)(q)	30,351	30,359
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0769% 5/20/2063 (b)(c)(q)	1,266	1,261
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (q)	2,218	2,107
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9969% 4/20/2063 (b)(c)(q)	2,430	2,413
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 3.98% 5/20/2066 (b)(c)(q)	100,241	100,346
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1969% 12/20/2062 (b)(c)(q)	8,521	8,507
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	81,144	76,046
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.83% 8/20/2066 (b)(c)(q)	143,438	143,280
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	83,242	84,957
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7259% 5/16/2034 (c)(r)	19,518	1,138
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4259% 8/17/2034 (c)(r)	15,623	1,554
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9159% 6/16/2037 (c)(r)	31,232	2,813
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	53,359	53,130
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	762,047	758,566
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	168,381	167,609
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3359% 3/20/2060 (b)(c)(q)	93,394	93,484
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (r)	4,930	133
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (r)	13,616	1,401
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3183% 7/20/2041 (c)(r)	65,414	6,949
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	186,931	185,300
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,357,994	1,284,959
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	525,332	497,539
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	884,833	830,175
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	714,668	676,136
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	221,334	210,896
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,307,687	2,144,951
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	748,563	697,429
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	605,404	565,767
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	757,259	716,984
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	679,371	650,841
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2317% 2/20/2049 (b)(c)	1,560,522	1,552,980
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1423% 5/20/2065 (c)(q)	20,304	20,089
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (o)	6,808,187	6,694,304
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (o)(p)	2,711,473	2,684,705
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(o)	9,861,104	9,984,619
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (c)(o)	1,733,614	1,741,422
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (o)	36,814,190	35,308,813
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(o)	666,479	645,096
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(o)	12,114,487	12,259,315
Morgan Stanley Residential Mortgage Loan Trust 2025-Nqm4 Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (o)	5,804,672	5,881,307
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (o)	2,631,278	2,516,044
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (o)	255,098	246,199
New Residential Mortgage Loan Trust Series 2024-RPL1 Class A, 3.8% 1/25/2064 (c)(o)	7,734,233	7,449,531
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (c)(o)	26,050,792	26,145,346
New Residential Mtg Ln Tr 2020-Rpl1 Series 2020-RPL1 Class A1, 2.75% 11/25/2059 (c)(o)	2,259,892	2,194,833
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (o)	10,292,812	9,789,686
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (o)	7,476,623	7,182,292
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (o)	11,482,322	11,244,478
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (o)(p)	5,795,251	5,836,676
OBX Trust Series 2025-NQM1 Class A1FC, 4.731% 11/25/2065 (c)(o)	9,771,602	9,781,064
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (o)(p)	17,497,699	17,687,301
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (c)(o)	11,849,506	11,886,851
OBX Trust Series 2025-NQM8 Class A1, 5.472% 3/25/2065 (c)(o)	3,967,018	4,011,005
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (o)	24,302	23,176
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (o)	209,398	209,118
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (o)	886,137	874,725
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (c)(o)	5,186,066	5,106,455
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (c)(o)	5,493,675	5,325,019
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (o)	3,350,214	3,350,212
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (c)(o)	27,067,304	27,303,870
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (o)(p)	13,771,544	13,581,414
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (o)	1,371,937	1,334,078
Prpm 2023-Rcf1 LLC Series 2023-RCF1 Class A1, 4% 6/25/2053 (o)	4,313,422	4,288,321
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(o)	7,672,568	7,711,313
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (o)	3,365,385	3,340,255
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (c)(o)	6,888,821	6,825,937
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)(o)	5,399,089	5,355,108
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(o)	17,969,788	17,603,970
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (o)(p)	1,046,421	1,031,317
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (o)	3,402,978	3,408,492
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (o)	1,632,715	1,550,168
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (o)	14,691,713	14,882,253
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (b)(c)	1,329	1,248
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.4282% 9/25/2043 (b)(c)	31,614	30,738
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (o)	6,426,920	6,319,975
Towd Point Mortgage Trust Series 2020-1 Class A1, 2.71% 1/25/2060 (o)	491,382	478,133
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (c)(o)	19,680,284	18,688,563
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (o)	35,378,309	34,481,646
Versus Securitization Trust Series 2026-1 Class A1FC, 4.743% 1/25/2071 (o)(p)	13,472,196	13,491,605
Versus Securitization Trust Series 2026-R1 Class A1FC, 4.675% 10/25/2067 (c)(o)	9,874,831	9,905,335
Verus Securitization Trust 2026-2 Series 2026-2 Class A1, 4.59% 2/25/2071 (c)(o)	7,252,000	7,242,724
Verus Securitization Trust 2026-2 Series 2026-2 Class A1FC, 4.507% 2/25/2071 (o)(p)	6,300,000	6,302,280
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (o)	2,088,514	2,110,261
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (c)(o)	16,815,441	16,987,753
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (o)(p)	12,081,620	12,212,902
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.3385% 9/25/2033 (c)	3,307	3,293
TOTAL UNITED STATES		1,932,191,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,897,100,374)		1,932,191,091

Commercial Mortgage Securities - 4.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.3%
3650r Commercial Mortgage Trust Series 2021-PF1 Class A1, 1.122% 11/15/2054	2,064,127	2,041,066
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(o)	69,558,000	69,906,972
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.95% 2/15/2043 (b)(c)(o)	4,846,000	4,847,511
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (o)	4,657,581	4,506,337
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (o)	858,000	818,821
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	2,612,067	2,586,115
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	10,059,000	9,964,075
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	513,507	511,734
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	3,740,736	3,685,759
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	7,238,339	7,165,285
BANK Series 2018-BN12 Class ASB, 4.165% 5/15/2061	657,996	657,849
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	5,905,385	5,880,170
BANK Series 2018-BN13 Class A5, 4.217% 8/15/2061	11,000,000	11,035,676
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	2,890,872	2,892,813
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	648,289	650,114
BANK Series 2019-BN16 Class AS, 4.267% 2/15/2052	1,400,000	1,381,891
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	1,112,000	1,065,126
BANK Series 2019-BN21 Class ASB, 2.808% 10/17/2052	4,712,296	4,636,252
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	2,526,115	2,474,992
BANK Series 2020-BN25 Class ASB, 2.613% 1/15/2063	2,023,981	1,975,613
BANK Series 2020-BN25 Class XB, 0.4361% 1/15/2063 (c)(r)	30,600,000	510,383
BANK Series 2020-BN26 Class A3, 2.155% 3/15/2063	6,000,000	5,620,765
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	18,262,875	17,761,442
BANK Series 2021-BN33 Class XA, 1.0239% 5/15/2064 (c)(r)	100,565,222	3,613,429
BANK Series 2022-BNK39 Class ASB, 2.82% 2/15/2055	4,000,000	3,843,728
BANK Series 2022-BNK44 Class A5, 5.7432% 11/15/2055 (c)	5,700,000	6,151,969
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	10,050,000	10,819,802
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	3,400,000	3,663,571
BANK Series 2024-BNK48 Class A5, 5.053% 10/15/2057	20,574,000	21,311,240
BANK Series 2025-BNK49 Class AS, 6.025% 3/15/2058	7,000,000	7,519,565
Bank Series 2025-BNK50 Class A4, 5.354% 5/15/2068	10,200,000	10,711,804
BANK5 Series 2023-5YR1 Class A2, 5.779% 4/15/2056	7,633,718	7,789,626
BANK5 Series 2023-5YR2 Class A3, 6.656% 7/15/2056	8,522,000	8,960,030
BANK5 Series 2024-5YR12 Class A3, 5.902% 12/15/2057	3,370,000	3,571,807
BANK5 Series 2024-5YR7 Class AS, 6.489% 6/15/2057 (c)	5,000,000	5,298,156
BANK5 Series 2024-5YR9 Class AS, 6.1822% 8/15/2057 (c)	5,000,000	5,268,814
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	8,000,000	8,437,614
BANK5 Series 2025-5YR18 Class A1, 4.284% 12/15/2058	2,922,397	2,934,485
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	11,739,000	12,288,482
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (c)(r)	46,717,000	1,336,349
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059	36,000,000	37,366,895
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (o)	26,835,000	26,871,785
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.4462% 11/25/2035 (b)(c)(o)	17,161	17,031
Bayview Commercial Asset Trust Series 2005-3A Class M1, CME Term SOFR 1 month Index + 0.7745%, 4.5062% 11/25/2035 (b)(c)(o)	4,657	4,663
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.4312% 1/25/2036 (b)(c)(o)	41,510	39,934
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.5212% 1/25/2036 (b)(c)(o)	13,401	12,905
Bayview Commercial Asset Trust Series 2005-4A Class M2, CME Term SOFR 1 month Index + 0.8195%, 4.5512% 1/25/2036 (b)(c)(o)	5,053	4,815
Bayview Commercial Asset Trust Series 2005-4A Class M3, CME Term SOFR 1 month Index + 0.8645%, 4.5962% 1/25/2036 (b)(c)(o)	7,354	6,959
Bayview Commercial Asset Trust Series 2006-1A Class A2, CME Term SOFR 1 month Index + 0.6545%, 4.3282% 4/25/2036 (b)(c)(o)	6,775	6,476
Bayview Commercial Asset Trust Series 2006-1A Class M1, CME Term SOFR 1 month Index + 0.6845%, 4.3582% 4/25/2036 (b)(c)(o)	4,096	3,870
Bayview Commercial Asset Trust Series 2006-1A Class M2, CME Term SOFR 1 month Index + 0.7145%, 4.3882% 4/25/2036 (b)(c)(o)	4,333	4,081
Bayview Commercial Asset Trust Series 2006-1A Class M6, CME Term SOFR 1 month Index + 1.0745%, 4.7482% 4/25/2036 (b)(c)(o)	4,096	3,855
Bayview Commercial Asset Trust Series 2006-2A Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.2532% 7/25/2036 (b)(c)(o)	6,118	5,966
Bayview Commercial Asset Trust Series 2006-2A Class M2, CME Term SOFR 1 month Index + 0.6095%, 4.2832% 7/25/2036 (b)(c)(o)	4,347	4,269
Bayview Commercial Asset Trust Series 2006-2A Class M4, CME Term SOFR 1 month Index + 0.7445%, 4.4182% 7/25/2036 (b)(c)(o)	4,105	3,973
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1932% 12/25/2036 (b)(c)(o)	86,615	83,352
Bayview Commercial Asset Trust Series 2006-4A Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.2232% 12/25/2036 (b)(c)(o)	6,961	6,742
Bayview Commercial Asset Trust Series 2006-4A Class M3, CME Term SOFR 1 month Index + 0.6245%, 4.2982% 12/25/2036 (b)(c)(o)	4,719	4,426
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1932% 3/25/2037 (b)(c)(o)	21,386	20,613
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.1932% 7/25/2037 (b)(c)(o)	73,778	69,660
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.2682% 7/25/2037 (b)(c)(o)	69,055	63,881
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.3432% 7/25/2037 (b)(c)(o)	23,523	21,388
Bayview Commercial Asset Trust Series 2007-2A Class M2, CME Term SOFR 1 month Index + 0.5245%, 4.4032% 7/25/2037 (b)(c)(o)	15,326	15,443
Bayview Commercial Asset Trust Series 2007-2A Class M3, CME Term SOFR 1 month Index + 0.6045%, 4.5232% 7/25/2037 (b)(c)(j)(o)	23,262	22,001
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.2232% 7/25/2037 (b)(c)(o)	24,342	23,306
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.2532% 7/25/2037 (b)(c)(o)	12,912	11,963
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.2982% 7/25/2037 (b)(c)(o)	13,777	12,641
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.3432% 7/25/2037 (b)(c)(o)	22,241	20,817
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.5382% 7/25/2037 (b)(c)(o)	34,968	32,676
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.6882% 7/25/2037 (b)(c)(j)(o)	27,117	26,906
BBCMS Mortgage Trust Series 2019-C3 Class ASB, 3.458% 5/15/2052	3,776,991	3,746,748
BBCMS Mortgage Trust Series 2019-C5 Class ASB, 2.99% 11/15/2052	1,301,544	1,284,132
BBCMS Mortgage Trust Series 2020-C7 Class A5, 2.037% 4/15/2053	3,222,000	2,949,613
BBCMS Mortgage Trust Series 2020-C8 Class ASB, 1.867% 10/15/2053	1,320,007	1,266,742
BBCMS Mortgage Trust Series 2021-C11 Class ASB, 2.108% 9/15/2054	2,000,000	1,908,160
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2961% 9/15/2056 (c)	13,794,000	14,841,938
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	20,004,000	21,708,885
BBCMS Mortgage Trust Series 2024-C28 Class A5, 5.403% 9/15/2057	8,450,000	8,941,878
BBCMS Mortgage Trust Series 2024-C30 Class A5, 5.532% 11/15/2057	8,047,000	8,606,180
BBCMS Mortgage Trust Series 2024-C30 Class AS, 5.831% 11/15/2057	633,000	678,946
BBCMS Mortgage Trust Series 2025-C35 Class A5, 5.586% 7/15/2058 (c)	15,070,000	16,193,761
BBCMS Mortgage Trust Series 2026-5C40 Class AS, 5.5286% 2/15/2059	5,000,000	5,229,310
BBCMS Mortgage Trust Series 2026-5C40 Class XB, 0.7483% 2/15/2059 (c)(o)(r)	35,100,000	1,266,766
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 4.5735% 6/15/2038 (b)(c)(o)	4,207,067	3,794,944
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	1,223,357	1,216,483
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	1,124,469	1,120,421
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	1,260,000	1,259,465
Benchmark Mortgage Trust Series 2018-B6 Class A3, 3.995% 10/10/2051	4,700,000	4,671,409
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/2053	791,836	790,719
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	15,369,000	15,312,868
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	2,683,000	2,647,460
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	5,635,054	5,606,882
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0157% 8/15/2052 (c)(r)	73,564,492	1,757,397
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	12,263,000	11,758,423
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7596% 12/15/2062 (c)(r)	111,717,903	2,123,601
Benchmark Mortgage Trust Series 2020-B17 Class A4, 2.0422% 3/15/2053	6,600,000	6,102,937
Benchmark Mortgage Trust Series 2020-B17 Class A5, 2.289% 3/15/2053	14,415,000	13,220,214
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3751% 3/15/2053 (c)(r)	23,441,008	941,829
Benchmark Mortgage Trust Series 2020-B18 Class A5, 1.925% 7/15/2053	775,000	697,802
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.7367% 7/15/2053 (c)(r)	15,528,278	806,550
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	7,500,000	6,779,144
Benchmark Mortgage Trust Series 2020-B19 Class B, 2.351% 9/15/2053	1,100,000	876,340
Benchmark Mortgage Trust Series 2020-B19 Class XA, 1.6588% 9/15/2053 (c)(r)	9,464,261	417,463
Benchmark Mortgage Trust Series 2020-B21 Class AAB, 1.7975% 12/17/2053	9,886,676	9,496,914
Benchmark Mortgage Trust Series 2020-IG1 Class A1, 2.7018% 9/15/2043	965,194	919,323
Benchmark Mortgage Trust Series 2021-B23 Class AAB, 1.766% 2/15/2054	4,915,821	4,684,884
Benchmark Mortgage Trust Series 2021-B24 Class ASB, 2.2559% 3/15/2054	6,662,000	6,399,475
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.232% 7/15/2054 (c)(r)	34,370,245	1,561,320
Benchmark Mortgage Trust Series 2022-B33 Class A5, 3.4582% 3/15/2055	5,700,000	5,401,753
Benchmark Mortgage Trust Series 2023-V2 Class AS, 6.5374% 5/15/2055	500,000	521,162
Benchmark Mortgage Trust Series 2023-V3 Class AS, 7.0967% 7/15/2056	7,450,000	7,879,847
Benchmark Mortgage Trust Series 2024-V11 Class A3, 5.909% 11/15/2057	7,000,000	7,408,753
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	15,300,000	15,989,475
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	7,648,000	8,121,178
Benchmark Mortgage Trust Series 2026-B42 Class AS, 5.3274% 3/15/2059	16,000,000	16,571,829
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	29,300,000	30,564,746
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7745% 9/15/2026 (b)(c)(o)	21,008,136	20,878,400
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (b)(c)(o)	28,712,534	28,712,534
BMO Mortgage Trust Series 2023-C6 Class XA, 0.7915% 9/15/2056 (c)(r)	221,315,490	10,869,578
BMO Mortgage Trust Series 2024-5C3 Class AS, 6.2858% 2/15/2057 (c)	11,050,000	11,588,681
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	5,100,000	5,358,387
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	23,060,000	24,916,521
BMO Mortgage Trust Series 2025-5C10 Class A3, 5.5784% 5/15/2058	23,850,000	25,058,761
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.7492% 10/15/2058 (c)(r)	20,300,000	683,355
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	12,600,000	12,863,996
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	20,400,000	21,247,206
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (c)	31,400,000	33,137,148
BMO Mortgage Trust Series 2026-C14 Class A1, 4.3597% 2/15/2059	10,000,000	10,068,262
BMO Series 2024-C8 Class A5, 5.598% 3/15/2057	13,179,000	14,102,261
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (b)(c)(o)	29,711,000	29,720,285
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3012% 6/15/2041 (b)(c)(o)	7,175,000	7,179,484
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5009% 6/15/2041 (b)(c)(o)	3,540,000	3,543,319
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (c)(o)	13,519,000	13,907,813
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (c)(o)	1,858,000	1,932,015
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1507% 4/15/2037 (b)(c)(o)	9,702,335	9,702,335
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (b)(c)(o)	60,942,131	60,961,175
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (b)(c)(o)	32,119,610	32,159,759
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (c)(o)	31,063,524	31,082,938
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.7063% 4/15/2034 (b)(c)(o)	4,547,307	4,524,571
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.0063% 4/15/2034 (b)(c)(o)	4,437,000	4,398,176
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.3063% 4/15/2034 (b)(c)(o)	2,933,000	2,903,670
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.6063% 4/15/2034 (b)(c)(o)	3,079,000	3,044,361
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (c)(o)	5,286,000	5,020,628
BX Commercial Mortgage Trust Series 2020-VIV4 Class A, 2.843% 3/9/2044 (o)	11,697,000	11,001,779
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (b)(c)(o)	33,219,512	33,157,225
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6733% 10/15/2036 (b)(c)(o)	9,701,000	9,676,779
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8731% 10/15/2036 (b)(c)(o)	10,186,000	10,154,209
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0728% 10/15/2036 (b)(c)(o)	3,579,000	3,567,830
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.722% 10/15/2036 (b)(c)(o)	11,390,000	11,361,560
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (b)(c)(o)	1,511,338	1,510,865
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.972% 2/15/2039 (b)(c)(o)	7,546,700	7,544,341
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.2214% 2/15/2039 (b)(c)(o)	5,089,000	5,087,410
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.6205% 2/15/2039 (b)(c)(o)	5,089,000	5,087,410
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (b)(c)(o)	10,134,774	10,134,774
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.8505% 12/9/2040 (b)(c)(o)	3,506,300	3,506,300
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.2998% 12/9/2040 (b)(c)(o)	1,899,800	1,899,800
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (b)(c)(o)	18,572,002	18,577,806
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (b)(c)(o)	56,753,000	56,788,698
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.12% 3/15/2043 (b)(c)(o)	5,348,000	5,354,713
BX Commercial Mortgage Trust Series 2026-XL6 Class C, CME Term SOFR 1 month Index + 1.6%, 5.27% 3/15/2043 (b)(c)(o)	4,709,000	4,711,953
BX Trust 2019-OC11 Series 2019-OC11 Class A, 3.202% 12/9/2041 (o)	13,636,000	13,106,980
BX Trust 2019-OC11 Series 2019-OC11 Class C, 3.856% 12/9/2041 (o)	800,000	776,040
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (b)(c)(o)	12,055,000	12,047,568
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (b)(c)(o)	39,851,493	39,863,947
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3512% 4/15/2041 (b)(c)(o)	5,825,610	5,829,251
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6008% 4/15/2041 (b)(c)(o)	4,865,251	4,868,291
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(o)	88,459,262	88,348,688
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0531% 3/15/2030 (b)(c)(o)	6,424,135	6,408,075
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2029% 3/15/2030 (b)(c)(o)	8,687,515	8,665,841
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6245% 11/15/2038 (b)(c)(o)	1,157,980	1,157,618
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0245% 11/15/2038 (b)(c)(o)	2,136,572	2,135,904
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.4104% 10/15/2026 (b)(c)(o)	3,913,524	3,912,301
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 4.463% 10/15/2038 (b)(c)(o)	5,510,848	5,509,126
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5997% 4/15/2037 (b)(c)(o)	8,004,500	8,007,002
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9497% 4/15/2037 (b)(c)(o)	2,241,400	2,244,195
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4987% 4/15/2037 (b)(c)(o)	1,512,000	1,514,835
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (b)(c)(o)	49,813,720	49,813,720
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4512% 2/15/2039 (b)(c)(o)	3,454,869	3,454,869
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3509% 3/15/2041 (b)(c)(o)	10,124,800	10,124,800
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.6005% 3/15/2041 (b)(c)(o)	12,509,000	12,509,000
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (b)(c)(o)	35,345,000	35,297,228
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0597% 6/15/2035 (b)(c)(o)	8,702,000	8,702,000
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	430,125	427,586
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	17,699,115	17,446,400
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	183,979	182,850
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	5,279,076	5,242,712
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(o)	23,210,000	23,793,502
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (o)	258,988,000	1,693,160
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (o)	27,830,061	23,584,343
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (o)	9,859,123	8,043,121
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (o)	15,107,770	12,354,888
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A4, 3.283% 5/10/2058	576,865	575,429
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	8,445,777	8,390,414
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	18,660,421	18,485,513
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	761,274	753,100
CGMS Commercial Mortgage Trust Series 2017-B1 Class A4, 3.458% 8/15/2050	2,800,000	2,776,316
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5388% 12/10/2049 (c)(r)	1,118,227	2,276
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	5,056,000	5,013,511
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	1,233,547	1,230,306
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	9,335,374	8,985,821
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0051% 8/10/2056 (c)(r)	18,561,698	525,506
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	887,332	865,743
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class A, 6.3597% 7/10/2028 (c)(o)	15,287,000	15,924,219
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	7,919,000	7,847,035
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050	300,361	298,825
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	3,836,000	3,860,305
Computershare Corporate Trust Series 2018-C48 Class ASB, 4.245% 1/15/2052	3,593,697	3,599,137
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	883,925	881,400
CSAIL Commercial Mortgage Trust Series 2019-C18 Class AS, 3.3214% 12/15/2052	7,124,559	6,831,668
CSAIL Commercial Mortgage Trust Series 2020-C19 Class ASB, 2.5501% 3/15/2053	5,521,890	5,351,297
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A2, 2.4862% 3/15/2054	3,126,752	2,937,543
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (c)(o)	8,100,000	8,198,586
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	1,083,508	1,076,606
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(o)	9,373,000	9,667,458
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (o)	9,257,000	9,329,958
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (c)(o)	7,260,000	7,443,337
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (b)(c)(o)	32,203,000	32,243,254
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2597% 10/15/2042 (b)(c)(o)	8,175,000	8,190,314
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.5097% 10/15/2042 (b)(c)(o)	2,440,000	2,446,116
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (b)(c)(o)	66,445,000	66,465,764
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0597% 2/15/2043 (b)(c)(o)	7,273,000	7,286,637
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2597% 2/15/2043 (b)(c)(o)	1,749,000	1,753,372
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.3527% 7/25/2028 (c)	919,360	913,746
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8072% 10/25/2031 (c)	2,023,230	1,826,069
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.497% 4/25/2033 (c)	4,130,000	4,248,311
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.4759% 3/25/2033 (c)	5,204,812	5,345,813
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	23,000,000	23,293,085
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.7513% 9/25/2030 (c)	3,302,663	3,304,464
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	77,705,000	79,932,655
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	6,082,899	6,057,105
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	6,723,000	6,672,976
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	21,500,000	21,338,868
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	12,069,282	11,976,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	27,454,000	27,269,635
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	13,265,000	13,162,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	28,327,000	28,188,580
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	22,090,000	21,970,336
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	51,254,973	51,134,227
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	9,900,000	9,938,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	33,650,000	33,756,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	7,532,000	7,570,130
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	9,405,000	9,486,435
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	4,600,000	4,619,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K087 Class A2, 3.771% 12/25/2028	1,090,665	1,093,131
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	19,600,000	18,960,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,500,000	1,371,618
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	3,140,000	3,013,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	55,000,000	50,257,163
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	14,050,000	14,393,576
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1992% 3/25/2029 (b)(c)	33,997,855	33,940,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031	10,200,000	10,798,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	18,082,000	18,458,959
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	21,856,000	22,262,546
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	7,513,000	7,661,494
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	6,600,000	6,743,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.2092% 3/25/2030 (b)(c)	32,072,752	32,072,729
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	38,837,000	39,752,563
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	33,150,000	33,847,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	5,510,000	5,630,308
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (c)	51,000,000	51,755,045
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	11,200,000	11,367,297
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2292% 10/25/2030 (c)	76,787,597	76,755,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (b)(c)	62,485,890	62,485,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	17,700,000	18,131,138
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	25,900,000	26,406,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (c)	26,200,000	26,446,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-177 Class A1, 4.203% 9/25/2035	33,934,000	34,092,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (b)(c)	40,597,094	40,597,066
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 10/25/2030 (b)(c)	56,094,667	56,094,628
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 11/25/2030 (b)(c)	74,600,000	74,611,183
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1692% 12/25/2030 (b)(c)	45,300,000	45,314,143
FREMF Mortgage Trust Series 2019-KF68 Class B, U.S. 30-Day Avg. SOFR Index + 2.3145%, 5.9937% 7/25/2026 (b)(c)(o)	458,375	454,670
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.858% 7/10/2046 (c)(o)	615,475	609,321
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	3,972,643	3,927,445
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	15,685,681	15,613,210
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	5,912,000	5,913,460
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	873,172	872,182
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	1,000,000	963,580
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	7,286,553	7,131,036
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (b)(c)(o)	5,244,000	5,234,168
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (c)(o)	5,510,000	5,498,101
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (o)	15,819,000	15,714,247
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(o)	18,991,000	19,384,203
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class A5, 4.0291% 3/10/2052	850,000	824,300
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	262,769	261,845
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	3,543,561	3,522,704
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	3,775,080	3,774,650
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	2,872,000	2,653,128
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	3,450,000	3,036,139
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 Class A4, 2.8218% 8/15/2049	2,830,047	2,816,541
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class D, 4.6132% 7/5/2031 (c)(o)	1,846,000	567,645
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (o)	4,282,147	4,084,098
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (o)	767,000	521,905
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (j)(o)	1,370,000	790,060
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2745% 9/15/2029 (b)(c)(o)	2,806,374	2,751,065
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (o)	12,100,000	11,230,407
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (o)	4,874,074	4,817,854
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9549% 5/15/2039 (b)(c)(o)	43,080,997	41,627,013
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4536% 5/15/2039 (b)(c)(o)	22,757,000	21,394,593
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7528% 5/15/2039 (b)(c)(o)	8,790,000	8,003,538
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.2016% 5/15/2039 (b)(c)(o)	8,790,000	7,436,561
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8745% 3/15/2038 (b)(c)(o)	217,658	216,025
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1745% 3/15/2038 (b)(c)(o)	1,983,800	1,963,962
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5245% 3/15/2038 (b)(c)(o)	1,733,200	1,700,703
LS Series 2026-HTL6 Class A, 5.1597% 12/15/2040 (c)(o)	36,000,000	35,820,000
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4745% 7/15/2038 (b)(c)(o)	11,210,236	11,201,812
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1597% 9/15/2040 (b)(c)(o)	6,192,000	6,197,142
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	16,730,000	16,554,477
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	6,533,883	6,469,327
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.557% 8/15/2033 (b)(c)(o)	134,441	109,362
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,191,000	4,219,309
Morgan Stanley Capital I Trust Series 2018-L1 Class ASB, 4.238% 10/15/2051	2,658,568	2,665,540
Morgan Stanley Capital I Trust Series 2019-H6 Class A4, 3.417% 6/15/2052	4,961,000	4,852,856
Morgan Stanley Capital I Trust Series 2019-H6 Class ASB, 3.224% 6/15/2052	2,282,779	2,256,497
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	17,904,493	17,758,398
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7245% 12/15/2036 (b)(c)(o)	9,700,000	7,435,923
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1406% 6/15/2054 (c)(r)	25,773,831	949,902
Morgan Stanley Capital I Trust Series 2021-L7 Class ASB, 2.336% 10/15/2054	5,000,000	4,762,135
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (o)	4,807,363	5,094,921
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (c)(o)	37,095,161	36,624,034
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	1,890,000	1,959,102
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0109% 12/15/2056 (c)(o)(r)	12,148,000	2,201,714
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (o)	7,469,322	7,280,212
NYT Mortgage Trust Series 2019-NYT Class A, CME Term SOFR 1 month Index + 1.497%, 5.157% 12/15/2035 (b)(c)(o)	20,822,000	20,587,753
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (b)(c)(o)	53,644,000	53,644,001
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1% 3/15/2043 (b)(c)(o)	7,582,000	7,586,746
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.3% 3/15/2043 (b)(c)(o)	4,407,000	4,409,754
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.9097% 8/15/2042 (b)(c)(o)	12,800,000	12,831,927
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (o)	32,814,000	32,942,641
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/2041 (c)(o)(r)	213,942,750	2,373,417
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (b)(c)(o)	45,505,581	45,491,361
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.8539% 11/15/2038 (b)(c)(o)	21,261,276	21,254,632
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.1031% 11/15/2038 (b)(c)(o)	5,225,983	5,224,350
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.3523% 11/15/2038 (b)(c)(o)	3,607,019	3,608,363
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (b)(c)(o)	42,253,000	42,305,850
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2521% 12/15/2039 (b)(c)(o)	9,610,000	9,634,027
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6515% 12/15/2039 (b)(c)(o)	5,436,000	5,463,188
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	982,593	974,027
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	699,599	694,206
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	310,029	308,532
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9635% 12/15/2050 (c)(r)	24,482,012	348,994
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	525,408	525,412
UBS Commercial Mortgage Trust Series 2018-C8 Class ASB, 3.903% 2/15/2051	1,031,997	1,028,860
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	9,714,061	9,647,690
UBS Commercial Mortgage Trust Series 2019-C17 Class ASB, 2.8655% 10/15/2052	8,362,349	8,213,965
UBS Commercial Mortgage Trust Series 2019-C18 Class ASB, 2.9872% 12/15/2052	2,976,584	2,927,641
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (o)	14,678,994	12,752,758
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (o)	470,000	390,709
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (c)(o)	58,746,457	994,719
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048	11,005,000	10,938,995
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 4.8285% 7/15/2048 (b)(c)(o)	5,200,000	5,200,892
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	2,576,703	2,562,307
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	13,445,517	13,384,694
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class ASB, 3.395% 10/15/2050	272,022	270,543
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class ASB, 3.39% 11/15/2050	43,854	43,604
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8156% 12/15/2050 (c)(r)	1,169,690	14,576
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class A5, 4.212% 5/15/2051	9,285,000	9,297,654
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class ASB, 4.167% 5/15/2051	423,250	423,987
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9038% 8/15/2051 (c)(r)	27,283,384	402,659
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	5,705,709	5,712,680
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class ASB, 3.933% 3/15/2052	4,949,024	4,940,343
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	4,823,795	4,785,022
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A4, 3.311% 6/15/2052	1,470,000	1,420,248
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	1,858,637	1,833,080
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	3,829,000	3,662,888
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	2,390,000	2,305,770
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052	1,386,855	1,367,100
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class XA, 0.8293% 12/15/2052 (c)(r)	57,119,336	1,527,799
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	675,769	659,621
Wells Fargo Commercial Mortgage Trust Series 2020-C56 Class ASB, 2.422% 6/15/2053	1,882,435	1,823,318
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	5,000,000	4,544,103
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	5,000,000	4,572,691
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	5,380,000	5,162,512
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9745% 5/15/2031 (b)(c)(o)	16,435,000	16,427,419
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	11,703,000	12,330,490
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (b)(c)(o)	7,200,000	7,190,627
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9503% 10/15/2041 (b)(c)(o)	3,750,000	3,751,304
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XA, 1.1212% 5/15/2058 (c)(r)	15,980,183	665,742
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.5147% 5/15/2058 (c)(r)	40,000,000	871,900
Wells Fargo Commercial Mortgage Trust Series 2026-5C8 Class A3, 5.034% 3/15/2059	29,000,000	29,995,460
Wells Fargo Commercial Mortgage Trust Series 2026-5C8 Class AS, 5.25% 3/15/2059	3,022,000	3,120,696
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (c)(o)	8,466,000	8,546,683
TOTAL UNITED STATES		3,983,896,790
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,973,218,622)		3,983,896,790

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (j)	5,999	109,019
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (j)(t)	22,175	187,157
Cano Health LLC warrants 6/28/2029 (j)(t)	681	947

TOTAL UNITED STATES		188,104
TOTAL COMMON STOCKS (Cost $542,771)		297,123

Fixed-Income Funds - 48.6%
	Shares	Value ($)
Fidelity Advisor Floating Rate High Income Fund - Class Z (v)	172,091,913	1,538,501,700
Fidelity Advisor New Markets Income Fund - Class Z (v)	146,691,701	2,063,952,234
Fidelity Advisor Real Estate Income Fund - Class Z (v)	153,203,591	1,918,108,964
Fidelity SAI Enhanced Core Bond Fund (v)	220,002,177	2,250,622,273
Fidelity SAI High Income Fund (v)	70,273,938	670,413,372
Fidelity SAI Inflation-Protected Bond Index Fund (v)	60,504,780	620,173,991
Fidelity SAI Intermediate Treasury Bond Index Fund (v)	422,767,140	4,257,265,096
Fidelity SAI International Credit Fund (v)	192,727,652	2,106,513,234
Fidelity SAI Long-Term Treasury Bond Index Fund (v)	372,701,779	2,601,458,420
Fidelity SAI Municipal Income Fund (v)	18,798,516	189,677,027
Fidelity SAI Short-Term Treasury Bond Index Fund (v)	28,986,387	294,211,826
Fidelity SAI Total Bond Fund (v)	2,121,430,125	19,665,657,259
Fidelity SAI U.S. Treasury Bond Index Fund (v)	633,153,599	5,685,719,317
Fidelity Sustainability Bond Index Fund (v)	2,711,781	25,816,155
Fidelity U.S. Bond Index Fund (v)	150,649,560	1,610,443,795
TOTAL FIXED-INCOME FUNDS (Cost $46,794,110,525)		45,498,534,663

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Australian Commonwealth 1.75% 11/21/2032 (m)	AUD	365,000	219,558
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	1,140,000	778,120
Canadian Government 1.5% 6/1/2031	CAD	455,000	313,188
Canadian Government 2% 6/1/2032	CAD	575,000	401,062
Canadian Government 2.75% 6/1/2033	CAD	690,000	499,631
Canadian Government 3% 6/1/2034	CAD	435,000	318,585
Canadian Government 3.25% 12/1/2033	CAD	5,700,000	4,257,711
TOTAL CANADA			6,568,297
COLOMBIA - 0.1%
Colombian Republic 5.375% 1/21/2029		6,215,000	6,202,570
Colombian Republic 6.125% 1/21/2031		1,890,000	1,885,275
Colombian Republic 7.375% 4/25/2030		14,080,000	14,789,632
Colombian Republic 8% 11/14/2035		3,578,000	3,818,621
TOTAL COLOMBIA			26,696,098
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (m)	EUR	95,000	114,833
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	382,050,000	2,374,452
Japan Government 0.2% 3/1/2026	JPY	1,282,500,000	8,212,193
Japan Government Treasury Bills 0% 3/2/2026 (n)	JPY	1,000,000,000	6,403,484
Japan Government Treasury Bills 0% 3/23/2026 (n)	JPY	265,250,000	1,697,879
TOTAL JAPAN			18,688,008
MEXICO - 0.0%
United Mexican States 3.25% 4/16/2030		1,247,000	1,186,988
United Mexican States 3.5% 2/12/2034		1,035,000	906,143
United Mexican States 4.5% 4/22/2029		3,114,000	3,134,163
United Mexican States 6% 5/13/2030		3,370,000	3,545,240
TOTAL MEXICO			8,772,534
MULTI-NATIONAL - 0.0%
European Union 3.375% 12/12/2035 (m)	EUR	6,900,000	8,434,401
European Union 3.75% 10/12/2045 (m)	EUR	1,200,000	1,436,228
European Union 4% 4/4/2044 (m)	EUR	1,980,000	2,465,210
TOTAL MULTI-NATIONAL			12,335,839
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (m)	EUR	275,000	293,664
Romanian Republic 4.625% 3/4/2033 (o)	EUR	1,030,000	1,214,005
Romanian Republic 5.875% 7/11/2032 (m)	EUR	1,125,000	1,423,016
Romanian Republic 6.375% 9/18/2033 (m)	EUR	800,000	1,035,412
TOTAL ROMANIA			3,966,097
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $75,212,482)			77,361,264

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California - 0.0%
General Obligations - 0.0%
State of California 7.625% 3/1/2040	190,000	234,183
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	870,000	1,121,670
TOTAL MUNICIPAL SECURITIES (Cost $1,409,709)		1,355,853

Non-Convertible Corporate Bonds - 11.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (c)(m)	GBP	1,400,000	1,903,577
Commonwealth Bank of Australia 2.688% 3/11/2031 (o)		4,532,000	4,190,952
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(o)		3,723,000	3,628,312
Commonwealth Bank of Australia 3.784% 3/14/2032 (o)		16,472,000	15,906,678
Commonwealth Bank of Australia 3.788% 8/26/2037 (c)(m)	EUR	1,000,000	1,188,536
National Australia Bank Ltd 3.612% 1/22/2036 (c)(m)	EUR	1,100,000	1,306,919
Westpac Banking Corp 4.11% 7/24/2034 (c)		5,791,000	5,741,206
Westpac Banking Corp 5.405% 8/10/2033 (c)		12,205,000	12,724,013
			46,590,193
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (m)	EUR	1,075,000	1,207,031
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (c)(m)	GBP	1,405,000	1,803,548
TOTAL FINANCIALS			49,600,772
Materials - 0.0%
Metals & Mining - 0.0%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (o)		196,000	189,896
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (o)		790,000	789,672
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (o)		160,000	167,595
Glencore Funding LLC 5.186% 4/1/2030 (o)		4,520,000	4,677,069
Glencore Funding LLC 6.125% 10/6/2028 (o)		2,000,000	2,095,258
Glencore Funding LLC 6.375% 10/6/2030 (o)		5,000,000	5,411,989
Mineral Resources Ltd 7% 4/1/2031 (o)		230,000	241,962
Mineral Resources Ltd 8% 11/1/2027 (o)		2,075,000	2,120,578
TOTAL MATERIALS			15,694,019
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,430,000	1,056,941
TOTAL AUSTRALIA			66,351,732
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (m)	EUR	470,000	556,688
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (m)	EUR	275,000	336,936
TOTAL AUSTRIA			893,624
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (m)	EUR	1,500,000	1,845,835
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (m)	EUR	1,700,000	2,063,552
Financials - 0.0%
Banks - 0.0%
KBC Group NV 4.932% 10/16/2030 (c)(o)		22,400,000	22,973,393
KBC Group NV 5.796% 1/19/2029 (c)(o)		6,314,000	6,520,182
KBC Group NV 6.324% 9/21/2034 (c)(o)		9,860,000	10,863,245
TOTAL FINANCIALS			40,356,820
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (m)	EUR	800,000	955,453
TOTAL BELGIUM			45,221,660
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (o)		1,040,000	1,045,200
Vale Overseas Ltd 6.4% 6/28/2054		11,975,000	12,487,889

TOTAL BRAZIL			13,533,089
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.375% 6/9/2056 (c)		520,000	527,679
TELUS Corp 6.625% 10/15/2055 (c)		330,000	340,764
TELUS Corp 6.625% 6/9/2056 (c)		345,000	347,789
TELUS Corp 7% 10/15/2055 (c)		495,000	522,351
			1,738,583
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027		2,876,000	2,854,941
Rogers Communications Inc 3.8% 3/15/2032		7,438,000	7,119,546
Rogers Communications Inc 4.55% 3/15/2052		9,856,000	8,047,945
			18,022,432
TOTAL COMMUNICATION SERVICES			19,761,015
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (o)		1,325,000	1,272,406
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (o)		2,190,000	2,252,334
			3,524,740
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (o)		1,720,000	1,731,027
TOTAL CONSUMER DISCRETIONARY			5,255,767
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (o)		3,940,000	3,771,007
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (o)		22,000,000	22,342,478
TOTAL CONSUMER STAPLES			26,113,485
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030		8,571,000	8,192,162
Canadian Natural Resources Ltd 5% 12/15/2029		7,200,000	7,430,729
Canadian Natural Resources Ltd 5.85% 2/1/2035		296,000	316,766
Canadian Natural Resources Ltd 6.25% 3/15/2038		8,834,000	9,538,693
Canadian Natural Resources Ltd 6.5% 2/15/2037		6,400,000	7,035,616
Cenovus Energy Inc 2.65% 1/15/2032		768,000	698,058
Cenovus Energy Inc 3.75% 2/15/2052		2,379,000	1,723,652
Cenovus Energy Inc 4.65% 3/20/2031		8,552,000	8,660,519
Cenovus Energy Inc 5.25% 6/15/2037		657,000	654,841
Cenovus Energy Inc 5.4% 3/20/2036		3,191,000	3,250,397
Cenovus Energy Inc 5.4% 6/15/2047		1,485,000	1,396,430
Cenovus Energy Inc 6.75% 11/15/2039		3,025,000	3,381,661
Enbridge Inc 4.9% 6/20/2030		11,871,000	12,229,033
Enbridge Inc 5.55% 6/20/2035		9,900,000	10,380,785
Enbridge Inc 5.7% 3/8/2033		8,000,000	8,502,648
Enbridge Inc 5.95% 4/5/2054		12,809,000	13,208,298
Enbridge Inc 6% 11/15/2028		6,027,000	6,349,227
Enbridge Inc 6.7% 11/15/2053		2,200,000	2,474,016
Enbridge Inc 7.2% 6/27/2054 (c)		5,400,000	5,819,510
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		157,000	166,646
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027		8,200,000	8,288,569
TOTAL ENERGY			119,698,256
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (c)(m)	EUR	3,200,000	3,813,098
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)		11,000,000	11,054,279
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)		7,090,000	7,115,249
Bank of Nova Scotia/The 4.813% 2/2/2034 (c)		5,000,000	5,057,635
Bank of Nova Scotia/The 5.13% 2/14/2031 (c)		3,300,000	3,416,905
Royal Bank of Canada 3.125% 9/27/2031 (c)(m)	EUR	1,440,000	1,712,853
Toronto Dominion Bank 3.357% 9/22/2032 (m)	EUR	1,300,000	1,538,418
			33,708,437
Insurance - 0.0%
Empower Finance 2020 LP 1.357% 9/17/2027 (o)		1,474,000	1,417,591
Empower Finance 2020 LP 3.075% 9/17/2051 (o)		3,522,000	2,353,546
Intact Financial Corp 5.459% 9/22/2032 (o)		7,368,000	7,747,585
			11,518,722
TOTAL FINANCIALS			45,227,159
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (o)		1,805,000	1,880,288
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (o)		335,000	301,515
Open Text Corp 3.875% 2/15/2028 (o)		420,000	400,362
TOTAL INFORMATION TECHNOLOGY			701,877
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		820,000	823,212
Methanex Corp 5.25% 12/15/2029		90,000	90,761
NOVA Chemicals Corp 5.25% 6/1/2027 (o)		204,000	205,085
NOVA Chemicals Corp 8.5% 11/15/2028 (o)		970,000	1,015,444
			2,134,502
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (o)		620,000	640,731
Champion Iron Canada Inc 7.875% 7/15/2032 (o)		410,000	436,070
Hudbay Minerals Inc 4.5% 4/1/2026 (o)		620,000	619,597
New Gold Inc 6.875% 4/1/2032 (o)		405,000	430,406
			2,126,804
TOTAL MATERIALS			4,261,306
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031		7,893,000	7,242,203
Emera US Finance LP 3.55% 6/15/2026		9,123,000	9,104,515
Emera US Finance LP 4.75% 6/15/2046		5,449,000	4,711,217
TransAlta Corp 5.875% 2/1/2034		435,000	437,719
TransAlta Corp 6.5% 3/15/2040		515,000	520,008
TOTAL UTILITIES			22,015,662
TOTAL CANADA			244,914,815
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031		2,350,000	2,157,085
Alibaba Group Holding Ltd 2.7% 2/9/2041		12,255,000	9,275,320

TOTAL CHINA			11,432,405
COLOMBIA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (o)		995,000	935,300
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (o)		205,000	214,013

TOTAL COLOMBIA			1,149,313
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (o)		420,000	437,260
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (m)	EUR	400,000	391,819
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (m)	EUR	925,000	1,100,512
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (m)	EUR	425,000	525,262
TOTAL CONSUMER STAPLES			1,625,774
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (c)(m)	EUR	2,840,000	3,478,899
Jyske Bank A/S 5.125% 5/1/2035 (c)(m)	EUR	665,000	830,775
TOTAL FINANCIALS			4,309,674
Health Care - 0.0%
Biotechnology - 0.0%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (o)		425,000	441,167
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (o)		125,000	132,651
TOTAL HEALTH CARE			573,818
TOTAL DENMARK			6,509,266
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (o)		391,000	407,968
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (m)	EUR	420,000	482,262
Citycon Treasury BV 5.375% 7/8/2031 (m)	EUR	300,000	342,974
TOTAL REAL ESTATE			825,236
TOTAL FINLAND			1,233,204
FRANCE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 6.5% 4/15/2032 (o)		784,909	751,712
Orange SA 4.25% 1/13/2031 (o)		14,281,000	14,304,271
Orange SA 4.75% 1/13/2033 (o)		12,609,000	12,756,036
Orange SA 5% 1/13/2036 (o)		11,760,000	11,811,711
			39,623,730
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (m)	EUR	900,000	1,064,983
TOTAL COMMUNICATION SERVICES			40,688,713
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Valeo SE 4.625% 3/23/2032 (m)	EUR	400,000	480,668
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (c)(m)	EUR	400,000	487,497
RCI Banque SA 5.5% 10/9/2034 (c)(m)	EUR	600,000	749,762
			1,237,259
TOTAL CONSUMER DISCRETIONARY			1,717,927
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (m)	EUR	1,000,000	1,177,317
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (o)		807,000	856,856
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 1.904% 9/30/2028 (c)(o)		7,317,000	7,072,966
BNP Paribas SA 2.159% 9/15/2029 (c)(o)		3,350,000	3,186,639
BNP Paribas SA 2.591% 1/20/2028 (c)(o)		2,740,000	2,705,959
BNP Paribas SA 3.945% 2/18/2037 (c)(m)	EUR	2,600,000	3,095,339
BNP Paribas SA 5.786% 1/13/2033 (c)(o)		28,396,000	30,075,548
BPCE SA 2.277% 1/20/2032 (c)(o)		7,519,000	6,771,267
BPCE SA 4.875% 4/1/2026 (o)		7,383,000	7,386,463
BPCE SA 5.716% 1/18/2030 (c)(o)		750,000	779,181
BPCE SA 7.003% 10/19/2034 (c)(o)		1,150,000	1,292,424
Credit Agricole SA 6.251% 1/10/2035 (c)(o)		8,000,000	8,507,634
Societe Generale SA 1.792% 6/9/2027 (c)(o)		2,160,000	2,146,632
Societe Generale SA 4.677% 6/15/2027 (o)		4,831,000	4,883,012
Societe Generale SA 5.5% 4/13/2029 (c)(o)		24,956,000	25,607,985
Societe Generale SA 5.634% 1/19/2030 (c)(o)		7,780,000	8,077,180
Societe Generale SA 6.446% 1/10/2029 (c)(o)		6,850,000	7,125,755
Societe Generale SA 6.691% 1/10/2034 (c)(o)		550,000	603,970
			119,317,954
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (o)		405,000	415,726
TOTAL FINANCIALS			119,733,680
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement SAS 0.625% 9/16/2028 (m)	EUR	700,000	779,476
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (m)	GBP	1,500,000	2,026,321
Electricite de France SA 6.125% 6/2/2034 (m)	GBP	100,000	141,720
			2,168,041
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (m)	EUR	800,000	965,488
Engie SA 4.25% 9/6/2034 (m)	EUR	600,000	749,991
Veolia Environnement SA 3.324% 6/17/2032 (m)	EUR	2,200,000	2,618,415
			4,333,894
TOTAL UTILITIES			6,501,935
TOTAL FRANCE			171,455,904
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (m)	EUR	500,000	593,604
Schaeffler AG 5.375% 4/1/2031 (m)	EUR	400,000	502,130
ZF Europe Finance BV 4.75% 1/31/2029 (m)	EUR	600,000	720,367
ZF Europe Finance BV 5.5% 2/17/2032 (m)	EUR	700,000	827,657
ZF Europe Finance BV 7% 6/12/2030 (m)	EUR	400,000	507,834
ZF North America Capital Inc 6.75% 4/23/2030 (o)		435,000	439,853
ZF North America Capital Inc 6.875% 4/14/2028 (o)		375,000	387,603
ZF North America Capital Inc 6.875% 4/23/2032 (o)		220,000	220,725
			4,199,773
Automobiles - 0.0%
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (o)		3,394,000	3,403,383
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (o)		8,400,000	8,472,457
			11,875,840
TOTAL CONSUMER DISCRETIONARY			16,075,613
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (m)	EUR	675,000	837,316
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (m)	EUR	1,100,000	1,312,726
Financials - 0.1%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (c)(m)	EUR	800,000	962,055
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (c)(m)	EUR	500,000	593,754
Volkswagen Bank GmbH 3.5% 6/19/2031 (m)	EUR	700,000	836,914
			2,392,723
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)		2,513,000	2,482,476
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (c)		4,028,000	3,733,750
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)		10,000,000	9,514,133
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)		11,170,000	11,265,449
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)		8,600,000	8,758,839
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)		5,700,000	5,825,362
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)		11,000,000	11,504,478
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)		11,860,000	11,994,099
			65,078,586
Financial Services - 0.0%
KfW 0.375% 5/20/2036 (m)	EUR	454,000	420,032
KfW 0.75% 1/15/2029 (m)	EUR	1,485,000	1,684,652
KfW 2.625% 1/10/2034 (m)	EUR	1,655,000	1,948,227
			4,052,911
Insurance - 0.0%
Allianz SE 5.6% 9/3/2054 (c)(o)		7,200,000	7,362,065
TOTAL FINANCIALS			78,886,285
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.375% 12/15/2028 (o)		6,803,000	6,827,386
Bayer US Finance II LLC 4.875% 6/25/2048 (o)		5,321,000	4,564,863
Bayer US Finance LLC 6.25% 1/21/2029 (o)		5,290,000	5,583,099
Bayer US Finance LLC 6.375% 11/21/2030 (o)		1,480,000	1,594,096
Bayer US Finance LLC 6.5% 11/21/2033 (o)		11,585,000	12,697,672
Bayer US Finance LLC 6.875% 11/21/2053 (o)		16,200,000	17,697,614
TOTAL HEALTH CARE			48,964,730
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (m)	EUR	1,000,000	1,190,167
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (j)	EUR	100,000	118,160
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	406,630	514,478
Accentro Real Estate AG 5.625% 12/30/2034 pay-in-kind (c)(m)	EUR	1,443,507	460,525
Sirius Real Estate Ltd 4% 1/22/2032 (m)	EUR	800,000	955,318
TOTAL REAL ESTATE			2,048,481
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (m)	EUR	800,000	953,146
Amprion GmbH 3.625% 5/21/2031 (m)	EUR	300,000	364,284
Amprion GmbH 3.875% 6/5/2036 (m)	EUR	900,000	1,079,689
EnBW International Finance BV 3.75% 11/20/2035 (m)	EUR	1,525,000	1,834,597
EnBW International Finance BV 5.7923% 2/26/2036 (m)	AUD	1,260,000	894,141
			5,125,857
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (o)		5,093,000	5,105,800
RWE Finance US LLC 5.875% 4/16/2034 (o)		1,581,000	1,678,377
			6,784,177
TOTAL UTILITIES			11,910,034
TOTAL GERMANY			161,225,352
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (o)		1,210,000	1,247,148
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (o)		6,466,000	6,016,900
Millicom International Cellular SA 5.125% 1/15/2028 (o)		801,000	796,755

TOTAL GUATEMALA			6,813,655
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.9% 4/6/2028 (o)		2,931,000	2,940,241
AIA Group Ltd 5.375% 4/5/2034 (o)		4,500,000	4,729,325
Prudential Funding Asia PLC 2.95% 11/3/2033 (c)(m)		3,700,000	3,574,297

TOTAL HONG KONG			11,243,863
IRELAND - 0.3%
Financials - 0.2%
Banks - 0.0%
Bank of Ireland Group PLC 5.601% 3/20/2030 (c)(o)		6,500,000	6,763,114
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		14,122,000	13,985,330
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		31,806,000	30,941,488
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		15,939,000	14,895,005
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033		2,691,000	2,456,193
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041		4,396,000	3,659,838
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029		6,297,000	6,300,293
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030		4,113,000	4,123,853
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034		8,350,000	8,371,483
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		5,200,000	5,339,179
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		16,700,000	17,294,765
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027		4,800,000	4,881,427
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030		10,400,000	11,163,961
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		1,866,000	1,912,959
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		1,225,000	1,269,934
			126,595,708
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (o)		845,000	858,368
GGAM Finance Ltd 6.875% 4/15/2029 (o)		545,000	561,391
GGAM Finance Ltd 8% 2/15/2027 (o)		390,000	393,997
			1,813,756
TOTAL FINANCIALS			135,172,578
Industrials - 0.1%
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 5.7% 7/25/2033 (o)		6,000,000	6,341,646
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (o)		11,688,000	11,580,977
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (o)		3,442,000	3,432,825
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (o)		7,747,000	7,747,480
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (o)		655,000	649,216
Avolon Holdings Funding Ltd 4.9% 10/10/2030 (o)		10,000,000	10,142,261
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (o)		10,100,000	10,234,138
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (o)		14,620,000	14,971,663
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (o)		15,782,000	16,323,383
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (o)		6,000,000	6,270,139
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (o)		14,000,000	14,564,699
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (o)		28,614,000	29,822,787
			125,739,568
TOTAL INDUSTRIALS			132,081,214
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	250,000	299,298
Smurfit Kappa Treasury ULC 5.438% 4/3/2034		10,500,000	10,943,875
Smurfit Westrock Financing DAC 5.418% 1/15/2035		6,624,000	6,874,841
TOTAL MATERIALS			18,118,014
TOTAL IRELAND			285,371,806
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		200,000	212,230
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,050,000	1,089,544

TOTAL ISRAEL			1,301,774
ITALY - 0.1%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(o)		17,320,000	16,737,738
UniCredit SpA 1.982% 6/3/2027 (c)(o)		6,165,000	6,131,550
TOTAL FINANCIALS			22,869,288
Utilities - 0.1%
Electric Utilities - 0.1%
Enel Finance International NV 4.375% 9/30/2030 (o)		17,235,000	17,323,057
Enel Finance International NV 5% 9/30/2035 (o)		10,000,000	9,989,613
Enel Finance International NV 5.125% 6/26/2029 (o)		12,100,000	12,465,804
Enel Finance International NV 5.5% 6/26/2034 (o)		9,385,000	9,790,966
Enel Finance International NV 7.5% 10/14/2032 (o)		1,105,000	1,279,166
Enel SpA 3.375% (c)(m)(u)	EUR	671,000	794,262
			51,642,868
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (o)		977,000	1,032,489
TOTAL UTILITIES			52,675,357
TOTAL ITALY			75,544,645
JAPAN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 1.591% 4/3/2028 (o)		3,586,000	3,420,856
NTT Finance Corp 3.678% 7/16/2033 (m)	EUR	600,000	722,027
NTT Finance Corp 4.567% 7/16/2027 (o)		3,278,000	3,307,736
NTT Finance Corp 4.62% 7/16/2028 (o)		3,778,000	3,835,075
NTT Finance Corp 4.876% 7/16/2030 (o)		13,593,000	13,945,378
NTT Finance Corp 5.171% 7/16/2032 (o)		16,350,000	16,903,330
NTT Finance Corp 5.502% 7/16/2035 (o)		6,100,000	6,373,026
TOTAL COMMUNICATION SERVICES			48,507,428
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (o)		4,109,000	4,192,615
Japan Tobacco Inc 5.21% 6/15/2030 (o)		10,408,000	10,868,761
Japan Tobacco Inc 5.856% 6/15/2035 (o)		8,260,000	8,938,907
TOTAL CONSUMER STAPLES			24,000,283
Financials - 0.1%
Banks - 0.1%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)		3,276,000	3,245,811
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)		4,211,000	4,153,038
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (c)		4,690,000	4,759,860
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)		6,000,000	6,212,948
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)		5,448,000	5,415,664
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)		2,200,000	2,181,887
Mizuho Financial Group Inc 4.254% 9/11/2029 (c)		1,035,000	1,040,357
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)		20,356,000	20,756,722
Mizuho Financial Group Inc 5.323% 7/8/2036 (c)		10,000,000	10,363,615
Sumitomo Mitsui Financial Group Inc 4.494% 1/15/2032 (c)		7,000,000	7,068,998
TOTAL FINANCIALS			65,198,900
TOTAL JAPAN			137,706,611
LUXEMBOURG - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (o)		205,000	218,387
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	6,558,500	1,445,403
Real Estate - 0.0%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (m)	EUR	1,700,000	2,018,420
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (m)	EUR	400,000	493,857
Real Estate Management & Development - 0.0%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (m)	EUR	500,000	595,924
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (m)	EUR	2,271,000	2,583,707
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (m)	EUR	1,000,000	1,175,571
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (m)	EUR	450,000	563,761
Logicor Financing Sarl 0.875% 1/14/2031 (m)	EUR	600,000	631,178
Logicor Financing Sarl 3.75% 7/14/2032 (m)	EUR	370,000	440,900
Logicor Financing Sarl 4.25% 7/18/2029 (m)	EUR	1,200,000	1,473,018
P3 Group Sarl 3.75% 4/2/2033 (m)	EUR	600,000	710,614
P3 Group Sarl 4% 4/19/2032 (m)	EUR	800,000	968,859
			9,143,532
TOTAL REAL ESTATE			11,655,809
TOTAL LUXEMBOURG			13,319,599
MEXICO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleos Mexicanos 5.95% 1/28/2031		17,450,000	17,083,550
Petroleos Mexicanos 6.35% 2/12/2048		1,560,000	1,251,744
Petroleos Mexicanos 6.625% 6/15/2035		17,000,000	16,267,300
Petroleos Mexicanos 6.7% 2/16/2032		13,774,000	13,813,945
Petroleos Mexicanos 6.75% 9/21/2047		22,490,000	18,700,435
Petroleos Mexicanos 6.95% 1/28/2060		32,166,000	26,480,177
Petroleos Mexicanos 7.69% 1/23/2050		75,606,000	68,665,369

TOTAL MEXICO			162,262,520
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 0.625% 1/22/2029 (m)	EUR	1,270,000	1,436,450
European Investment Bank 2.875% 1/12/2033 (m)	EUR	370,000	444,720
European Investment Bank 2.875% 6/18/2035 (m)	EUR	1,715,000	2,037,223

TOTAL MULTI-NATIONAL			3,918,393
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (m)	EUR	300,000	360,400
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (o)		625,000	588,847
TOTAL COMMUNICATION SERVICES			949,247
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (m)	EUR	300,000	380,099
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (o)		3,516,000	3,434,566
JDE Peet's NV 2.25% 9/24/2031 (o)		2,660,000	2,353,801
			5,788,367
TOTAL CONSUMER STAPLES			6,168,466
Financials - 0.0%
Banks - 0.0%
ABN AMRO Bank NV 5.515% 12/3/2035 (c)(o)		17,600,000	18,280,637
Cooperatieve Rabobank UA 1.125% 5/7/2031 (m)	EUR	1,100,000	1,180,372
Cooperatieve Rabobank UA 1.98% 12/15/2027 (c)(o)		3,614,000	3,559,212
Cooperatieve Rabobank UA 3.649% 4/6/2028 (c)(o)		6,943,000	6,922,328
Cooperatieve Rabobank UA 3.75% 7/21/2026		4,206,000	4,200,436
Cooperatieve Rabobank UA 5.71% 1/21/2033 (c)(o)		1,870,000	1,988,941
ING Groep NV 1.726% 4/1/2027 (c)		1,250,000	1,247,632
ING Groep NV 3% 8/17/2031 (c)(m)	EUR	1,800,000	2,118,583
ING Groep NV 5.335% 3/19/2030 (c)		6,500,000	6,733,652
			46,231,793
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (c)(m)		5,775,000	5,852,548
TOTAL FINANCIALS			52,084,341
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032		16,241,000	14,671,582
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030		5,200,000	5,039,486
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		8,338,000	8,482,492
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		29,120,000	29,746,034
TOTAL INFORMATION TECHNOLOGY			57,939,594
TOTAL NETHERLANDS			117,141,648
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (o)		815,000	856,446
TGS ASA 8.5% 1/15/2030 (o)		955,000	1,008,744
TOTAL ENERGY			1,865,190
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 1.535% 5/25/2027 (c)(o)		3,681,000	3,659,679
DNB Bank ASA 1.605% 3/30/2028 (c)(o)		3,208,000	3,130,113
TOTAL FINANCIALS			6,789,792
TOTAL NORWAY			8,654,982
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (o)		1,040,000	1,052,486
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (o)		1,035,000	1,068,925
TOTAL PANAMA			2,121,411
POLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (m)	EUR	1,540,000	1,808,873
GTC Finance DAC 6.5% 10/15/2030 (m)	EUR	1,600,000	1,767,674

TOTAL POLAND			3,576,547
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (o)		853,127	900,058
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 3.875% 3/16/2029 (o)		6,227,000	6,180,733
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)		2,000,000	2,139,033
Banco Santander SA 2.749% 12/3/2030		10,800,000	9,924,671
CaixaBank SA 3.625% 9/19/2032 (c)(m)	EUR	900,000	1,083,288
CaixaBank SA 5.673% 3/15/2030 (c)(o)		8,900,000	9,281,065
CaixaBank SA 6.037% 6/15/2035 (c)(o)		11,757,000	12,616,554
TOTAL FINANCIALS			35,044,611
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (o)		4,755,000	4,642,908
TOTAL SPAIN			39,687,519
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (m)	EUR	650,000	734,191
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 1.494% 8/10/2027 (c)(o)		11,792,000	11,659,987
UBS Group AG 2.095% 2/11/2032 (c)(o)		7,800,000	7,012,568
UBS Group AG 3.091% 5/14/2032 (c)(o)		5,293,000	4,953,017
UBS Group AG 3.126% 8/13/2030 (c)(o)		5,359,000	5,179,169
UBS Group AG 4.125% 6/9/2033 (c)(m)	EUR	730,000	899,481
UBS Group AG 4.194% 4/1/2031 (c)(o)		43,154,000	43,030,834
UBS Group AG 4.75% 3/17/2032 (c)(m)	EUR	3,450,000	4,368,633
UBS Group AG 6.246% 9/22/2029 (c)(o)		8,000,000	8,421,417
			85,525,106
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(o)		1,000,000	1,010,261
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (c)(m)		1,650,000	1,510,287
			2,520,548
TOTAL FINANCIALS			88,045,654
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.875% 2/9/2036		8,000,000	8,126,550
Materials - 0.0%
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (m)	EUR	350,000	420,957
TOTAL SWITZERLAND			96,593,161
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (o)		300,000	310,018
UNITED KINGDOM - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (m)	EUR	925,000	1,094,403
Virgin Media Finance PLC 5% 7/15/2030 (o)		101,000	84,022
			1,178,425
Media - 0.0%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (o)		415,000	402,936
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (o)		575,000	506,952
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (o)		340,000	322,317
			829,269
TOTAL COMMUNICATION SERVICES			2,410,630
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (m)	GBP	894,000	1,043,786
Marks & Spencer PLC 5.125% 8/18/2032 (m)	GBP	600,000	819,499
			1,863,285
Hotels, Restaurants & Leisure - 0.0%
IHG Finance LLC 3.375% 9/10/2030 (m)	EUR	425,000	507,850
Whitbread Group PLC 2.375% 5/31/2027 (m)	GBP	1,260,000	1,653,831
			2,161,681
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (m)	GBP	1,820,000	2,148,918
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (o)		690,000	705,134
TOTAL CONSUMER DISCRETIONARY			6,879,018
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 2.259% 3/25/2028		7,192,000	6,957,016
BAT Capital Corp 2.726% 3/25/2031		9,590,000	8,942,741
BAT Capital Corp 4.7% 4/2/2027		2,181,000	2,195,787
BAT Capital Corp 5.834% 2/20/2031		11,500,000	12,299,310
BAT Capital Corp 6.421% 8/2/2033		8,000,000	8,898,093
BAT Capital Corp 7.75% 10/19/2032		5,978,000	7,048,187
BAT International Finance PLC 1.668% 3/25/2026		4,276,000	4,269,403
BAT International Finance PLC 4.125% 4/12/2032 (m)	EUR	2,615,000	3,202,591
BAT International Finance PLC 4.448% 3/16/2028		4,764,000	4,809,048
BAT International Finance PLC 5.931% 2/2/2029		6,000,000	6,320,610
Imperial Brands Finance PLC 3.875% 2/12/2034 (m)	EUR	3,050,000	3,608,101
Imperial Brands Finance PLC 4.5% 6/30/2028 (o)		3,100,000	3,132,398
Imperial Brands Finance PLC 5.5% 2/1/2030 (o)		8,000,000	8,356,588
Imperial Brands Finance PLC 6.125% 7/27/2027 (o)		1,197,000	1,229,762
Reynolds American Inc 5.7% 8/15/2035		171,000	180,442
TOTAL CONSUMER STAPLES			81,450,077
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (o)		1,280,000	1,376,059
Financials - 0.5%
Banks - 0.5%
Barclays PLC 2.279% 11/24/2027 (c)		31,514,000	31,091,081
Barclays PLC 3.543% 8/14/2031 (c)(m)	EUR	1,503,000	1,799,848
Barclays PLC 3.811% 3/10/2042 (c)		7,473,000	6,064,391
Barclays PLC 4.219% 5/24/2030 (c)		20,101,000	20,105,395
Barclays PLC 4.836% 5/9/2028		6,102,000	6,148,066
Barclays PLC 5.088% 6/20/2030 (c)		35,939,000	36,654,974
Barclays PLC 5.2% 5/12/2026		1,556,000	1,559,405
Barclays PLC 5.207% 2/24/2037 (c)		12,000,000	11,988,674
Barclays PLC 5.367% 2/25/2031 (c)		17,084,000	17,733,681
Barclays PLC 5.501% 8/9/2028 (c)		3,000,000	3,058,666
Barclays PLC 5.746% 8/9/2033 (c)		2,074,000	2,194,855
Barclays PLC 5.785% 2/25/2036 (c)		9,000,000	9,428,917
Barclays PLC 5.829% 5/9/2027 (c)		4,720,000	4,735,203
Barclays PLC 6.224% 5/9/2034 (c)		5,000,000	5,409,765
Barclays PLC 6.49% 9/13/2029 (c)		8,000,000	8,448,978
Barclays PLC 6.692% 9/13/2034 (c)		12,500,000	13,913,805
HSBC Holdings PLC 2.357% 8/18/2031 (c)		15,444,000	14,215,207
HSBC Holdings PLC 2.848% 6/4/2031 (c)		6,103,000	5,763,114
HSBC Holdings PLC 4.619% 11/6/2031 (c)		10,672,000	10,794,275
HSBC Holdings PLC 4.787% 3/10/2032 (c)(m)	EUR	1,270,000	1,609,622
HSBC Holdings PLC 4.856% 5/23/2033 (c)(m)	EUR	1,600,000	2,041,428
HSBC Holdings PLC 4.899% 3/3/2029 (c)		6,458,000	6,563,377
HSBC Holdings PLC 4.95% 3/31/2030		262,000	270,065
HSBC Holdings PLC 5.21% 8/11/2028 (c)		8,310,000	8,440,764
HSBC Holdings PLC 5.24% 5/13/2031 (c)		9,220,000	9,551,604
HSBC Holdings PLC 6.254% 3/9/2034 (c)		200,000	218,651
HSBC Holdings PLC 8.201% 11/16/2034 (c)(m)	GBP	1,000,000	1,491,225
Lloyds Banking Group PLC 4.375% 3/22/2028		4,320,000	4,354,909
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)		16,286,000	16,364,743
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(m)	EUR	1,550,000	1,959,217
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)		5,000,000	5,084,624
Lloyds Banking Group PLC 4.976% 8/11/2033 (c)		6,227,000	6,382,439
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)		5,700,000	5,805,298
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)		4,700,000	4,739,880
Lloyds Banking Group PLC 7.953% 11/15/2033 (c)		6,196,000	7,271,362
NatWest Group PLC 1.642% 6/14/2027 (c)		1,207,000	1,198,866
NatWest Group PLC 3.073% 5/22/2028 (c)		9,914,000	9,813,051
NatWest Group PLC 3.632% 9/3/2034 (c)(m)	EUR	1,150,000	1,365,403
NatWest Group PLC 4.8% 4/5/2026		19,815,000	19,827,460
NatWest Group PLC 4.964% 8/15/2030 (c)		8,200,000	8,406,697
NatWest Group PLC 5.115% 5/23/2031 (c)		9,410,000	9,704,721
NatWest Group PLC 5.808% 9/13/2029 (c)		30,000,000	31,256,604
NatWest Group PLC 5.847% 3/2/2027 (c)		6,200,000	6,200,000
NatWest Group PLC 7.416% 6/6/2033 (c)(m)	GBP	850,000	1,206,995
Standard Chartered PLC 3.864% 3/17/2033 (c)(m)	EUR	900,000	1,082,783
Standard Chartered PLC 4.299% 1/13/2030 (c)(o)		5,127,000	5,141,684
Standard Chartered PLC 5.005% 10/15/2030 (c)(o)		6,204,000	6,350,602
Standard Chartered PLC 5.545% 1/21/2029 (c)(o)		5,880,000	6,033,667
Virgin Money UK PLC 7.625% 8/23/2029 (c)(m)	GBP	930,000	1,352,467
			402,198,508
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (m)	EUR	1,275,000	1,523,114
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (c)(m)	EUR	500,000	603,505
Nationwide Building Society 6.557% 10/18/2027 (c)(o)		6,000,000	6,095,091
			6,698,596
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (m)	GBP	800,000	1,252,660
TOTAL FINANCIALS			411,672,878
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (o)		3,005,000	2,943,233
180 Medical Inc 5.3% 10/8/2035 (o)		3,926,000	3,944,825
TOTAL HEALTH CARE			6,888,058
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (o)		11,997,000	11,718,783
BAE Systems PLC 5.25% 3/26/2031 (o)		7,319,000	7,667,673
BAE Systems PLC 5.3% 3/26/2034 (o)		11,900,000	12,529,265
BAE Systems PLC 5.5% 3/26/2054 (o)		1,703,000	1,754,101
			33,669,822
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (m)	EUR	1,300,000	1,310,798
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (o)		1,137,288	1,056,578
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (m)	GBP	1,250,000	1,753,786
TOTAL INDUSTRIALS			37,790,984
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (m)	GBP	500,000	686,490
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (m)	EUR	1,300,000	1,528,473
TOTAL REAL ESTATE			2,214,963
Utilities - 0.0%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (m)	EUR	750,000	895,106
NGG Finance PLC 2.125% 9/5/2082 (c)(m)	EUR	1,960,000	2,283,515
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (m)	EUR	1,050,000	1,255,448
			4,434,069
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (o)		1,660,000	1,655,115
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (o)		605,000	623,150
			2,278,265
Water Utilities - 0.0%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (m)	GBP	500,000	679,971
Anglian Water Services Financing PLC 5.875% 6/20/2031 (m)	GBP	990,000	1,390,664
Anglian Water Services Financing PLC 6.25% 9/12/2044 (m)	GBP	450,000	592,920
Anglian Water Services Financing PLC 6.293% 7/30/2030 (m)	GBP	1,000,000	1,423,320
Northumbrian Water Finance PLC 5.375% 7/22/2032 (m)	GBP	700,000	956,395
Northumbrian Water Finance PLC 5.625% 4/29/2033 (m)	GBP	1,145,000	1,574,676
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (m)	EUR	1,400,000	1,678,890
South West Water Finance PLC 5.25% 9/15/2031 (m)	GBP	1,025,000	1,399,579
South West Water Finance PLC 5.75% 12/11/2032 (m)	GBP	225,000	315,438
SW Finance I PLC 6.875% 8/7/2032 (m)	GBP	1,200,000	1,706,652
SW Finance I PLC 7.375% 12/12/2041 (m)	GBP	631,000	894,778
Wessex Water Services Finance PLC 6.125% 9/19/2034 (m)	GBP	850,000	1,187,854
Yorkshire Water Finance PLC 5.5% 4/28/2035 (m)	GBP	759,000	1,001,458
Yorkshire Water Finance PLC 6% 7/22/2033 (m)	GBP	850,000	1,178,526
			15,981,121
TOTAL UTILITIES			22,693,455
TOTAL UNITED KINGDOM			573,376,122
UNITED STATES - 9.4%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.3%
APLD ComputeCo LLC 9.25% 12/15/2030 (o)		2,415,000	2,534,765
AT&T Inc 1.65% 2/1/2028		2,253,000	2,160,526
AT&T Inc 2.25% 2/1/2032		8,095,000	7,229,652
AT&T Inc 2.55% 12/1/2033		18,825,000	16,326,409
AT&T Inc 2.75% 6/1/2031		7,200,000	6,708,690
AT&T Inc 3.55% 9/15/2055		11,426,000	7,735,637
AT&T Inc 3.65% 9/15/2059		2,396,000	1,612,718
AT&T Inc 3.8% 12/1/2057		10,190,000	7,148,852
AT&T Inc 4.3% 2/15/2030		7,106,000	7,173,437
AT&T Inc 4.4% 4/30/2031		9,270,000	9,355,568
AT&T Inc 4.5% 5/15/2035		2,388,000	2,327,249
AT&T Inc 4.75% 4/30/2033		19,000,000	19,259,393
AT&T Inc 4.75% 5/15/2046		41,310,000	36,343,075
AT&T Inc 5.4% 2/15/2034		5,000,000	5,240,741
AT&T Inc 6% 4/30/2056		14,000,000	14,120,821
Black Pearl Compute LLC 6.125% 2/15/2031 (o)		493,000	504,562
Cablevision Lightpath LLC 3.875% 9/15/2027 (o)		685,000	684,460
Cablevision Lightpath LLC 5.625% 9/15/2028 (o)		580,000	579,571
Cipher Compute LLC 7.125% 11/15/2030 (o)		380,000	396,090
Comcast Corp 2.937% 11/1/2056		1,612,000	940,073
Comcast Corp 2.987% 11/1/2063		6,248,000	3,481,647
Comcast Corp 3.75% 4/1/2040		1,000,000	843,588
Comcast Corp 3.999% 11/1/2049		889,000	672,099
Comcast Corp 6.05% 5/15/2055		24,500,000	25,086,883
Flash Compute LLC 7.25% 12/31/2030 (o)		1,045,000	1,069,682
Level 3 Financing Inc 6.875% 6/30/2033 (o)		1,470,000	1,522,442
Level 3 Financing Inc 7% 3/31/2034 (o)		115,000	119,548
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (o)		1,310,000	1,315,868
Uniti Services LLC 7.5% 10/15/2033 (o)		425,000	442,183
Verizon Communications Inc 2.1% 3/22/2028		2,703,000	2,611,902
Verizon Communications Inc 2.355% 3/15/2032		11,895,000	10,622,129
Verizon Communications Inc 2.55% 3/21/2031		3,016,000	2,790,539
Verizon Communications Inc 3% 11/20/2060		5,215,000	3,111,724
Verizon Communications Inc 3.7% 3/22/2061		3,473,000	2,402,602
Verizon Communications Inc 4.4% 11/1/2034		8,120,000	7,959,021
Verizon Communications Inc 4.75% 1/15/2033		1,932,000	1,959,328
Verizon Communications Inc 4.862% 8/21/2046		5,000,000	4,504,220
Verizon Communications Inc 5.401% 7/2/2037		427,000	439,452
Verizon Communications Inc 5.875% 11/30/2055		22,080,000	22,227,826
Verizon Communications Inc 6% 11/30/2065		4,000,000	4,015,377
WULF Compute LLC 7.75% 10/15/2030 (o)		1,690,000	1,789,734
			247,370,083
Entertainment - 0.0%
ROBLOX Corp 3.875% 5/1/2030 (o)		1,070,000	1,021,761
Walt Disney Co/The 6.65% 11/15/2037		5,862,000	6,771,552
			7,793,313
Interactive Media & Services - 0.1%
Alphabet Inc 3.375% 5/6/2037	EUR	290,000	336,973
Alphabet Inc 3.875% 5/6/2045	EUR	300,000	340,525
Alphabet Inc 4% 5/6/2054	EUR	300,000	332,478
Alphabet Inc 5.45% 11/15/2055		15,350,000	15,257,684
Alphabet Inc 5.65% 2/15/2056		11,000,000	11,255,837
Alphabet Inc 5.7% 11/15/2075		15,500,000	15,489,805
Meta Platforms Inc 4.2% 11/15/2030		11,286,000	11,385,255
Meta Platforms Inc 4.6% 11/15/2032		12,207,000	12,411,746
Meta Platforms Inc 4.875% 11/15/2035		15,550,000	15,704,836
Meta Platforms Inc 5.5% 11/15/2045		8,850,000	8,743,450
Meta Platforms Inc 5.625% 11/15/2055		8,850,000	8,662,603
Meta Platforms Inc 5.75% 11/15/2065		8,850,000	8,621,600
Snap Inc 6.875% 3/15/2034 (o)		525,000	523,398
			109,066,190
Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,540,000	2,324,492
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (o)		9,205,000	8,779,982
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (o)		3,546,000	3,538,354
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (o)		1,085,000	1,109,354
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		16,509,000	14,403,265
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031		25,100,000	22,816,364
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028		7,200,000	7,136,438
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028		1,724,000	1,723,042
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061		18,290,000	12,231,433
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		3,644,000	2,776,221
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		4,200,000	4,265,548
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		12,482,000	10,067,599
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		52,170,000	43,483,169
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,304,000	1,838,638
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		1,898,000	1,651,997
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		17,861,000	18,719,763
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		4,300,000	4,082,971
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		12,270,000	13,049,468
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		5,000,000	4,876,706
Discovery Communications LLC 3.95% 3/20/2028		6,489,000	6,449,093
Discovery Global Holdings Inc 3.755% 3/15/2027		1,531,000	1,526,239
Discovery Global Holdings Inc 4.279% 3/15/2032		345,000	316,537
Discovery Global Holdings Inc 5.05% 3/15/2042		1,505,000	1,079,838
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		1,660,000	1,681,172
Nexstar Media Inc 5.625% 7/15/2027 (o)		1,435,000	1,435,135
Sirius XM Radio LLC 4.125% 7/1/2030 (o)		10,000,000	9,425,803
Sirius XM Radio LLC 5% 8/1/2027 (o)		825,000	824,514
Sirius XM Radio LLC 5.5% 7/1/2029 (o)		400,000	400,404
TEGNA Inc 4.625% 3/15/2028		465,000	463,683
TEGNA Inc 5% 9/15/2029		115,000	114,890
Time Warner Cable LLC 4.5% 9/15/2042		2,302,000	1,815,388
Time Warner Cable LLC 5.5% 9/1/2041		23,879,000	21,359,295
Time Warner Cable LLC 5.875% 11/15/2040		12,748,000	11,957,738
Time Warner Cable LLC 6.55% 5/1/2037		7,048,000	7,255,290
Time Warner Cable LLC 6.75% 6/15/2039		3,974,000	4,070,356
Time Warner Cable LLC 7.3% 7/1/2038		8,091,000	8,756,059
Univision Communications Inc 8.5% 7/31/2031 (o)		850,000	869,895
Univision Communications Inc 9.375% 8/1/2032 (o)		415,000	439,139
			259,115,272
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 2.4% 3/15/2029		1,208,000	1,154,020
T-Mobile USA Inc 2.7% 3/15/2032		13,401,000	12,208,564
T-Mobile USA Inc 3.75% 4/15/2027		10,840,000	10,822,849
T-Mobile USA Inc 3.875% 4/15/2030		22,430,000	22,257,567
T-Mobile USA Inc 4.95% 11/15/2035		20,360,000	20,547,277
T-Mobile USA Inc 5.65% 1/15/2053		2,491,000	2,438,456
			69,428,733
TOTAL COMMUNICATION SERVICES			692,773,591
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (o)		325,000	330,761
American Axle & Manufacturing Inc 7.75% 10/15/2033 (o)		610,000	619,968
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (o)		210,000	217,985
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (o)		335,000	350,899
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (o)		460,000	470,515
Patrick Industries Inc 6.375% 11/1/2032 (o)		825,000	847,376
			2,837,504
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		6,850,000	6,165,707
General Motors Co 5% 4/1/2035		1,419,000	1,409,542
General Motors Co 5.2% 4/1/2045		1,619,000	1,473,782
General Motors Co 5.4% 4/1/2048		654,000	602,099
General Motors Co 5.6% 10/15/2032		3,114,000	3,281,036
General Motors Co 5.95% 4/1/2049		3,089,000	3,043,417
General Motors Financial Co Inc 2.35% 2/26/2027		1,414,000	1,391,749
General Motors Financial Co Inc 3.1% 1/12/2032		7,510,000	6,945,300
General Motors Financial Co Inc 4.2% 10/27/2028		4,022,000	4,037,362
General Motors Financial Co Inc 4.3% 4/6/2029		6,975,000	7,005,493
General Motors Financial Co Inc 4.6% 1/8/2031		11,050,000	11,151,240
General Motors Financial Co Inc 5.4% 5/8/2027		12,300,000	12,493,060
General Motors Financial Co Inc 5.45% 7/15/2030		3,000,000	3,135,381
General Motors Financial Co Inc 5.55% 7/15/2029		8,500,000	8,851,646
General Motors Financial Co Inc 5.85% 4/6/2030		10,453,000	11,046,890
General Motors Financial Co Inc 6% 1/9/2028		1,900,000	1,962,801
General Motors Financial Co Inc 6.4% 1/9/2033		5,000,000	5,441,877
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (o)		70,000	65,490
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (o)		115,000	114,748
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (o)		650,000	651,505
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (o)		410,000	387,811
Stellantis Finance US Inc 2.691% 9/15/2031 (o)		11,641,000	10,174,592
Stellantis Finance US Inc 5.75% 3/18/2030 (o)		9,868,000	10,109,454
Thor Industries Inc 4% 10/15/2029 (o)		660,000	633,534
			111,575,516
Broadline Retail - 0.0%
Macy's Retail Holdings LLC 7.375% 8/1/2033 (o)		325,000	340,480
Match Group Holdings II LLC 3.625% 10/1/2031 (o)		465,000	421,937
Match Group Holdings II LLC 4.125% 8/1/2030 (o)		530,000	503,670
Nordstrom Inc 4.375% 4/1/2030		405,000	389,950
Wayfair LLC 6.75% 11/15/2032 (o)		270,000	275,182
Wayfair LLC 7.25% 10/31/2029 (o)		395,000	408,210
Wayfair LLC 7.75% 9/15/2030 (o)		1,300,000	1,367,093
			3,706,522
Diversified Consumer Services - 0.0%
Cornell University 4.169% 6/15/2030		2,500,000	2,539,686
Cornell University 4.733% 6/15/2035		3,734,000	3,815,550
Massachusetts Institute of Technology 3.885% 7/1/2116		4,116,000	2,972,790
Service Corp International/US 4% 5/15/2031		665,000	635,578
Service Corp International/US 5.125% 6/1/2029		1,035,000	1,038,134
Service Corp International/US 5.75% 10/15/2032		820,000	835,997
Sotheby's 7.375% 10/15/2027 (o)		1,575,000	1,565,402
TKC Holdings Inc 12% 2/15/2031 (o)		265,000	278,536
TKC Holdings Inc 8.5% 8/15/2030 (o)		835,000	854,447
			14,536,120
Hotels, Restaurants & Leisure - 0.0%
Acushnet Co 5.625% 12/1/2033 (o)		275,000	279,886
Aramark Services Inc 5% 2/1/2028 (o)		975,000	975,262
Caesars Entertainment Inc 6.5% 2/15/2032 (o)		1,475,000	1,498,891
Carnival Corp 5.75% 3/15/2030 (o)		405,000	418,858
Carnival Corp 5.75% 8/1/2032 (o)		330,000	342,474
Carnival Corp 5.875% 6/15/2031 (o)		810,000	846,468
Carnival Corp 6.125% 2/15/2033 (o)		4,070,000	4,213,252
Churchill Downs Inc 6.75% 5/1/2031 (o)		810,000	834,386
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (o)		1,060,000	999,707
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (o)		660,000	614,946
Hilton Domestic Operating Co Inc 4% 5/1/2031 (o)		1,370,000	1,315,476
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (o)		355,000	358,789
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (o)		1,245,000	1,274,457
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (o)		500,000	511,857
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (o)		435,000	424,544
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (o)		980,000	999,824
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		164,000	164,029
Life Time Inc 6% 11/15/2031 (o)		915,000	942,458
McDonald's Corp 3.5% 5/21/2032 (m)	EUR	1,225,000	1,471,101
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (o)		905,000	933,188
Royal Caribbean Cruises Ltd 6% 2/1/2033 (o)		690,000	713,761
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (o)		430,000	448,424
Viking Cruises Ltd 5.875% 10/15/2033 (o)		1,060,000	1,081,370
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (o)		850,000	843,993
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (o)		455,000	464,663
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (o)		505,000	545,370
Yum! Brands Inc 3.625% 3/15/2031		3,568,000	3,387,039
			26,904,473
Household Durables - 0.0%
Century Communities Inc 3.875% 8/15/2029 (o)		450,000	429,015
Century Communities Inc 6.625% 9/15/2033 (o)		420,000	426,768
LGI Homes Inc 4% 7/15/2029 (o)		95,000	88,258
LGI Homes Inc 7% 11/15/2032 (o)		1,360,000	1,333,264
LGI Homes Inc 8.75% 12/15/2028 (o)		445,000	464,296
Somnigroup International Inc 3.875% 10/15/2031 (o)		880,000	826,057
Somnigroup International Inc 4% 4/15/2029 (o)		590,000	573,382
Toll Brothers Finance Corp 4.875% 3/15/2027		739,000	743,235
TopBuild Corp 4.125% 2/15/2032 (o)		1,170,000	1,111,971
TopBuild Corp 5.625% 1/31/2034 (o)		680,000	685,815
Whirlpool Corp 6.125% 6/15/2030		230,000	231,032
Whirlpool Corp 6.5% 6/15/2033		1,115,000	1,112,710
			8,025,803
Leisure Products - 0.0%
Brunswick Corp/DE 5.85% 3/18/2029		10,500,000	10,916,804
Mattel Inc 5% 11/17/2030		2,829,000	2,872,435
			13,789,239
Specialty Retail - 0.2%
Advance Auto Parts Inc 1.75% 10/1/2027		3,120,000	2,979,472
Advance Auto Parts Inc 5.95% 3/9/2028		5,301,000	5,449,709
Asbury Automotive Group Inc 4.625% 11/15/2029 (o)		175,000	172,274
Asbury Automotive Group Inc 5% 2/15/2032 (o)		785,000	763,425
AutoNation Inc 1.95% 8/1/2028		7,691,000	7,324,252
AutoNation Inc 2.4% 8/1/2031		23,196,000	20,844,351
AutoNation Inc 4.75% 6/1/2030		1,430,000	1,450,589
AutoZone Inc 4% 4/15/2030		19,121,000	19,038,306
AutoZone Inc 5.165% 6/15/2030		1,476,000	1,529,842
AutoZone Inc 6.25% 11/1/2028		8,000,000	8,449,785
Bath & Body Works Inc 6.625% 10/1/2030 (o)		710,000	727,205
Bath & Body Works Inc 6.875% 11/1/2035		430,000	438,135
Group 1 Automotive Inc 6.375% 1/15/2030 (o)		1,215,000	1,245,481
Home Depot Inc/The 4.95% 6/25/2034		15,500,000	16,020,225
Home Depot Inc/The 5.95% 4/1/2041		527,000	574,558
LBM Acquisition LLC 9.5% 6/15/2031 (o)		415,000	387,071
Lowe's Cos Inc 1.7% 9/15/2028		1,724,000	1,633,676
Lowe's Cos Inc 3% 10/15/2050		7,286,000	4,731,085
Lowe's Cos Inc 3.75% 4/1/2032		19,417,000	18,809,909
Lowe's Cos Inc 5.625% 4/15/2053		4,017,000	3,956,521
O'Reilly Automotive Inc 4.2% 4/1/2030		193,000	193,796
			116,719,667
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co 3.5% 3/1/2031 (o)		555,000	520,776
Ralph Lauren Corp 5% 6/15/2032		7,300,000	7,597,575
Tapestry Inc 3.05% 3/15/2032		45,138,000	41,944,809
			50,063,160
TOTAL CONSUMER DISCRETIONARY			348,158,004
Consumer Staples - 0.2%
Beverages - 0.0%
Constellation Brands Inc 2.875% 5/1/2030		5,370,000	5,104,109
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (o)		1,415,000	1,364,374
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (o)		580,000	575,214
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (o)		380,000	382,557
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (o)		300,000	298,508
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (o)		880,000	895,594
Albertsons Cos Inc 5.625% 3/31/2032 (o)		650,000	652,559
Dollar General Corp 3.5% 4/3/2030		6,956,000	6,767,892
Dollar Tree Inc 2.65% 12/1/2031		7,473,000	6,829,160
Dollar Tree Inc 4.2% 5/15/2028		3,971,000	3,985,456
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (o)		885,000	928,621
Mars Inc 4.8% 3/1/2030 (o)		15,997,000	16,444,830
Mars Inc 5% 3/1/2032 (o)		13,403,000	13,883,687
Mars Inc 5.2% 3/1/2035 (o)		36,002,000	37,278,720
Mars Inc 5.65% 5/1/2045 (o)		1,556,000	1,592,386
Mars Inc 5.7% 5/1/2055 (o)		3,104,000	3,147,622
Mars Inc 5.8% 5/1/2065 (o)		388,000	397,395
Performance Food Group Inc 4.25% 8/1/2029 (o)		845,000	829,055
Performance Food Group Inc 5.625% 3/1/2034 (o)		505,000	506,689
Performance Food Group Inc 6.125% 9/15/2032 (o)		1,215,000	1,247,195
US Foods Inc 4.625% 6/1/2030 (o)		130,000	128,708
US Foods Inc 5.75% 4/15/2033 (o)		1,785,000	1,820,748
US Foods Inc 7.25% 1/15/2032 (o)		560,000	586,489
			100,543,459
Food Products - 0.0%
Bunge Ltd Finance Corp 4.9% 4/21/2027		8,282,000	8,370,095
Conagra Brands Inc 5% 8/1/2030		6,500,000	6,633,737
Darling Ingredients Inc 5.25% 4/15/2027 (o)		410,000	409,883
Darling Ingredients Inc 6% 6/15/2030 (o)		815,000	825,399
Fiesta Purchaser Inc 7.875% 3/1/2031 (o)		395,000	406,867
Fiesta Purchaser Inc 9.625% 9/15/2032 (o)		760,000	772,682
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032		13,845,000	12,606,627
Lamb Weston Holdings Inc 4.375% 1/31/2032 (o)		1,145,000	1,093,039
Lamb Weston Holdings Inc 4.875% 5/15/2028 (o)		415,000	415,066
Pilgrim's Pride Corp 3.5% 3/1/2032		1,050,000	983,567
Pilgrim's Pride Corp 4.25% 4/15/2031		475,000	465,564
Post Holdings Inc 4.625% 4/15/2030 (o)		520,000	509,001
Post Holdings Inc 6.25% 2/15/2032 (o)		515,000	529,779
Smithfield Foods Inc 3% 10/15/2030 (o)		1,317,000	1,227,135
			35,248,441
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (o)		205,000	209,288
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (o)		790,000	805,854
Tobacco - 0.0%
Altria Group Inc 4.8% 2/14/2029		2,374,000	2,425,524
Philip Morris International Inc 3.25% 6/6/2032	EUR	2,575,000	3,043,710
Philip Morris International Inc 4% 10/29/2030		11,100,000	11,084,566
Philip Morris International Inc 4.25% 10/29/2032		11,080,000	11,050,306
Philip Morris International Inc 4.375% 11/15/2041		1,174,000	1,060,552
Philip Morris International Inc 5.125% 2/13/2031		5,200,000	5,424,715
Philip Morris International Inc 5.125% 2/15/2030		6,162,000	6,402,241
Philip Morris International Inc 5.75% 11/17/2032		5,790,000	6,245,161
			46,736,775
TOTAL CONSUMER STAPLES			188,647,926
Energy - 0.9%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (o)		1,010,000	1,051,048
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (o)		435,000	440,431
Kodiak Gas Services LLC 6.5% 10/1/2033 (o)		340,000	350,614
Kodiak Gas Services LLC 6.75% 10/1/2035 (o)		505,000	527,671
Kodiak Gas Services LLC 7.25% 2/15/2029 (o)		555,000	575,497
SESI LLC 7.875% 9/30/2030 (o)		440,000	449,256
Transocean International Ltd 7.875% 10/15/2032 (o)		85,000	91,266
Transocean International Ltd 8.25% 5/15/2029 (o)		860,000	895,407
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (o)		477,000	485,087
Valaris Ltd 8.375% 4/30/2030 (o)		325,000	340,831
WBI Operating LLC 6.25% 10/15/2030 (o)		550,000	560,582
WBI Operating LLC 6.5% 10/15/2033 (o)		550,000	558,938
			6,326,628
Oil, Gas & Consumable Fuels - 0.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (o)		550,000	558,333
California Resources Corp 8.25% 6/15/2029 (o)		605,000	635,134
CNX Midstream Partners LP 4.75% 4/15/2030 (o)		750,000	731,449
CNX Resources Corp 5.875% 3/1/2034 (o)		465,000	465,850
CNX Resources Corp 7.25% 3/1/2032 (o)		785,000	823,147
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (o)		11,933,000	12,173,552
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (o)		8,090,000	8,322,558
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (o)		5,000,000	5,226,532
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (o)		5,090,000	4,993,126
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (o)		8,337,000	8,905,851
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (o)		7,300,000	7,413,594
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (o)		11,691,000	12,666,719
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (o)		10,495,000	11,339,914
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (o)		6,291,000	6,860,804
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (o)		3,766,000	4,179,393
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (o)		535,000	533,542
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (o)		1,195,000	1,289,112
CVR Energy Inc 7.5% 2/15/2031 (o)		1,305,000	1,300,577
DBR Land Holdings LLC 6.25% 12/1/2030 (o)		505,000	520,857
DCP Midstream Operating LP 5.125% 5/15/2029		8,391,000	8,629,594
DCP Midstream Operating LP 5.6% 4/1/2044		2,894,000	2,866,944
DCP Midstream Operating LP 6.75% 9/15/2037 (o)		1,198,000	1,334,632
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (o)		335,000	346,491
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (o)		1,020,000	1,065,039
Eastern Gas Transmission & Storage Inc 3% 11/15/2029		6,572,000	6,358,908
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049		4,359,000	3,268,258
Energy Transfer LP 3.75% 5/15/2030		40,278,000	39,621,266
Energy Transfer LP 4.55% 1/15/2031		4,964,000	5,011,572
Energy Transfer LP 4.95% 6/15/2028		3,824,000	3,900,409
Energy Transfer LP 5% 5/15/2050		16,985,000	14,517,349
Energy Transfer LP 5.25% 4/15/2029		2,564,000	2,648,132
Energy Transfer LP 5.25% 7/1/2029		5,392,000	5,590,989
Energy Transfer LP 5.4% 10/1/2047		1,092,000	1,007,660
Energy Transfer LP 5.6% 9/1/2034		2,230,000	2,329,918
Energy Transfer LP 5.75% 2/15/2033		7,491,000	7,961,415
Energy Transfer LP 5.8% 6/15/2038		2,595,000	2,696,243
Energy Transfer LP 6% 6/15/2048		201,000	198,246
Energy Transfer LP 6.5% 2/15/2056 (c)		635,000	641,627
Energy Transfer LP 6.75% 2/15/2056 (c)		210,000	214,650
EQT Corp 3.625% 5/15/2031 (o)		5,400,000	5,166,239
EQT Corp 3.9% 10/1/2027		773,000	771,545
EQT Corp 5.7% 4/1/2028		2,186,000	2,260,167
EQT Corp 5.75% 2/1/2034		23,624,000	25,026,547
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (o)		13,350,000	14,080,531
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (o)		155,000	160,373
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (o)		8,514,000	8,868,709
Harvest Midstream I LP 7.5% 5/15/2032 (o)		1,190,000	1,235,200
Hess Corp 4.3% 4/1/2027		8,399,000	8,432,562
Hess Corp 5.6% 2/15/2041		4,709,000	4,953,807
Hess Corp 5.8% 4/1/2047		11,931,000	12,512,274
Hess Corp 7.125% 3/15/2033		1,403,000	1,639,884
Hess Corp 7.3% 8/15/2031		3,686,000	4,258,275
Hess Corp 7.875% 10/1/2029		8,241,000	9,336,574
Hess Midstream Operations LP 5.5% 10/15/2030 (o)		1,235,000	1,244,314
Hess Midstream Operations LP 6.5% 6/1/2029 (o)		1,355,000	1,402,097
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (o)		170,000	165,591
Hilcorp Energy I LP / Hilcorp Finance Co 6% 4/15/2030 (o)		555,000	546,643
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (o)		200,000	211,037
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (o)		470,000	485,736
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (o)		595,000	627,912
Kinder Morgan Inc 3.6% 2/15/2051		26,000,000	18,665,579
Kinetik Holdings LP 5.875% 6/15/2030 (o)		445,000	450,011
Kinetik Holdings LP 6.625% 12/15/2028 (o)		1,095,000	1,128,857
Matador Resources Co 6% 4/15/2034 (o)		220,000	219,735
Matador Resources Co 6.25% 4/15/2033 (o)		710,000	722,596
Matador Resources Co 6.5% 4/15/2032 (o)		730,000	745,520
MPLX LP 1.75% 3/1/2026		1,690,000	1,689,816
MPLX LP 4% 3/15/2028		3,724,000	3,728,435
MPLX LP 4.8% 2/15/2029		1,376,000	1,402,613
MPLX LP 4.95% 9/1/2032		13,900,000	14,151,412
MPLX LP 5% 3/1/2033		7,000,000	7,115,268
MPLX LP 5.5% 2/15/2049		4,129,000	3,865,185
Murphy Oil USA Inc 3.75% 2/15/2031 (o)		1,130,000	1,063,185
Northern Oil & Gas Inc 7.875% 10/15/2033 (o)		750,000	766,741
Northern Oil & Gas Inc 8.75% 6/15/2031 (o)		605,000	631,253
Occidental Petroleum Corp 5.375% 1/1/2032		28,900,000	30,084,512
Occidental Petroleum Corp 5.55% 10/1/2034		7,000,000	7,296,373
Occidental Petroleum Corp 6.125% 1/1/2031		30,000,000	32,247,270
Occidental Petroleum Corp 6.45% 9/15/2036		4,300,000	4,683,792
Occidental Petroleum Corp 6.6% 3/15/2046		4,886,000	5,190,925
Occidental Petroleum Corp 7.5% 5/1/2031		6,510,000	7,412,612
ONEOK Inc 4.25% 9/24/2027		7,582,000	7,618,267
ONEOK Inc 4.4% 10/15/2029		8,121,000	8,189,571
ONEOK Inc 4.75% 10/15/2031		15,795,000	16,021,692
ONEOK Inc 5.65% 9/1/2034		10,746,000	11,229,721
Ovintiv Inc 5.15% 11/15/2041		4,009,000	3,515,669
Ovintiv Inc 7.375% 11/1/2031		648,000	731,869
Ovintiv Inc 8.125% 9/15/2030		2,895,000	3,332,097
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (o)		1,560,000	1,565,407
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (o)		650,000	689,896
Permian Resources Operating LLC 5.875% 7/1/2029 (o)		445,000	445,556
Permian Resources Operating LLC 6.25% 2/1/2033 (o)		890,000	921,579
Permian Resources Operating LLC 7% 1/15/2032 (o)		1,100,000	1,152,250
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		10,415,000	10,213,724
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030		10,658,000	10,458,176
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031		8,697,000	8,833,491
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036		12,797,000	13,119,220
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034		17,170,000	17,932,091
Rockies Express Pipeline LLC 6.75% 3/15/2033 (o)		345,000	363,431
Rockies Express Pipeline LLC 6.875% 4/15/2040 (o)		105,000	108,144
Rockies Express Pipeline LLC 7.5% 7/15/2038 (o)		360,000	392,194
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		14,626,000	14,789,144
Spectra Energy Partners LP 4.5% 3/15/2045		543,000	470,628
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		340,000	334,998
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,335,000	1,335,506
Sunoco LP 5.375% 7/15/2031 (d)(o)		695,000	696,623
Sunoco LP 5.625% 3/15/2031 (o)		630,000	635,416
Sunoco LP 5.625% 7/15/2034 (d)(o)		875,000	874,864
Sunoco LP 5.875% 3/15/2034 (o)		420,000	421,677
Sunoco LP 6.25% 7/1/2033 (o)		200,000	205,985
Sunoco LP 6.625% 8/15/2032 (o)		1,120,000	1,159,308
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (o)		430,000	435,763
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (o)		270,000	272,870
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (o)		340,000	349,419
Targa Resources Corp 4.35% 1/15/2029		5,296,000	5,339,119
Targa Resources Corp 4.35% 4/15/2031		7,414,000	7,414,596
Targa Resources Corp 4.9% 9/15/2030		9,737,000	9,999,263
Targa Resources Corp 5.5% 2/15/2035		10,286,000	10,643,650
Targa Resources Corp 5.55% 8/15/2035		10,800,000	11,191,779
Targa Resources Corp 5.65% 2/15/2036		20,671,000	21,493,130
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		279,000	269,962
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (o)		12,626,000	12,873,049
Venture Global Calcasieu Pass LLC 3.875% 11/1/2033 (o)		235,000	209,155
Venture Global Calcasieu Pass LLC 6.25% 1/15/2030 (o)		160,000	165,220
Venture Global LNG Inc 7% 1/15/2030 (o)		1,015,000	1,029,569
Venture Global LNG Inc 8.125% 6/1/2028 (o)		505,000	518,173
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (o)		450,000	467,464
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (o)		820,000	862,984
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (o)		755,000	792,721
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (o)		820,000	873,473
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (o)		965,000	1,070,502
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (o)		940,000	1,066,173
Western Gas Partners LP 4.05% 2/1/2030 (p)		20,164,000	19,918,840
Western Gas Partners LP 4.65% 7/1/2026		1,823,000	1,823,489
Western Gas Partners LP 4.75% 8/15/2028		1,236,000	1,254,144
Western Gas Partners LP 4.8% 3/1/2031		1,556,000	1,569,181
Western Gas Partners LP 5.25% 2/1/2050 (p)		12,800,000	11,116,577
Western Gas Partners LP 5.3% 3/1/2048		2,900,000	2,561,962
Western Gas Partners LP 6.15% 4/1/2033		4,400,000	4,708,356
Western Gas Partners LP 6.35% 1/15/2029		11,247,000	11,884,955
Williams Cos Inc/The 2.6% 3/15/2031		7,660,000	7,088,001
Williams Cos Inc/The 3.5% 11/15/2030		18,113,000	17,550,880
Williams Cos Inc/The 4.625% 6/30/2030		9,576,000	9,741,072
Williams Cos Inc/The 4.65% 8/15/2032		22,370,000	22,643,797
Williams Cos Inc/The 4.8% 11/15/2029		8,200,000	8,404,694
Williams Cos Inc/The 5.1% 9/15/2045		9,765,000	9,139,396
Williams Cos Inc/The 5.3% 8/15/2052		5,092,000	4,757,613
Williams Cos Inc/The 5.3% 9/30/2035		8,000,000	8,214,479
Williams Cos Inc/The 5.75% 6/24/2044		2,747,000	2,784,825
			816,055,582
TOTAL ENERGY			822,382,210
Financials - 3.8%
Banks - 1.9%
Bank of America Corp 1.734% 7/22/2027 (c)		25,000,000	24,775,575
Bank of America Corp 1.898% 7/23/2031 (c)		6,975,000	6,333,783
Bank of America Corp 2.299% 7/21/2032 (c)		50,000,000	45,109,586
Bank of America Corp 2.496% 2/13/2031 (c)		10,724,000	10,072,309
Bank of America Corp 2.592% 4/29/2031 (c)		15,184,000	14,276,786
Bank of America Corp 2.884% 10/22/2030 (c)		8,000,000	7,675,291
Bank of America Corp 2.972% 2/4/2033 (c)		38,682,000	35,757,586
Bank of America Corp 3.194% 7/23/2030 (c)		10,561,000	10,271,528
Bank of America Corp 3.97% 3/5/2029 (c)		3,624,000	3,621,395
Bank of America Corp 3.974% 2/7/2030 (c)		2,345,000	2,342,915
Bank of America Corp 4.183% 11/25/2027		6,909,000	6,914,782
Bank of America Corp 4.25% 10/22/2026		40,217,000	40,278,184
Bank of America Corp 4.271% 7/23/2029 (c)		6,107,000	6,141,540
Bank of America Corp 4.376% 4/27/2028 (c)		3,650,000	3,666,699
Bank of America Corp 4.571% 4/27/2033 (c)		8,718,000	8,753,471
Bank of America Corp 4.623% 5/9/2029 (c)		38,563,000	39,110,329
Bank of America Corp 4.948% 7/22/2028 (c)		5,000,000	5,062,768
Bank of America Corp 5.015% 7/22/2033 (c)		35,614,000	36,660,469
Bank of America Corp 5.045% 2/6/2037 (c)		16,100,000	16,332,216
Bank of America Corp 5.162% 1/24/2031 (c)		8,600,000	8,926,292
Bank of America Corp 5.288% 4/25/2034 (c)		17,000,000	17,643,354
Bank of America Corp 5.468% 1/23/2035 (c)		29,000,000	30,391,891
Bank of America Corp 5.819% 9/15/2029 (c)		19,000,000	19,815,373
Bank of America Corp 6.11% 1/29/2037		1,340,000	1,446,944
Citibank NA 5.803% 9/29/2028		8,000,000	8,378,565
Citigroup Inc 3.07% 2/24/2028 (c)		13,000,000	12,874,439
Citigroup Inc 4.075% 4/23/2029 (c)		4,606,000	4,612,831
Citigroup Inc 4.125% 7/25/2028		6,909,000	6,917,880
Citigroup Inc 4.296% 7/23/2036 (c)	EUR	600,000	720,275
Citigroup Inc 4.3% 11/20/2026		1,766,000	1,769,005
Citigroup Inc 4.412% 3/31/2031 (c)		40,428,000	40,638,730
Citigroup Inc 4.45% 9/29/2027		21,445,000	21,574,480
Citigroup Inc 4.6% 3/9/2026		17,445,000	17,446,659
Citigroup Inc 4.786% 3/4/2029 (c)		4,400,000	4,466,137
Citigroup Inc 5.3% 5/6/2044		9,501,000	9,223,993
Citigroup Inc 6.174% 5/25/2034 (c)		14,215,000	15,174,985
Citigroup Inc 6.27% 11/17/2033 (c)		17,166,000	18,836,973
Citizens Financial Group Inc 2.638% 9/30/2032		11,627,000	10,224,279
Citizens Financial Group Inc 5.253% 3/5/2031 (c)		8,950,000	9,232,484
Citizens Financial Group Inc 5.718% 7/23/2032 (c)		15,200,000	16,012,287
Citizens Financial Group Inc 5.841% 1/23/2030 (c)		6,700,000	7,005,777
Citizens Financial Group Inc 6.645% 4/25/2035 (c)		12,968,000	14,353,206
Fifth Third Bancorp 8.25% 3/1/2038		2,155,000	2,668,251
First-Citizens Bank & Trust Co 6.125% 3/9/2028		28,000,000	28,987,209
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (c)		4,490,000	3,966,337
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)		3,628,000	3,651,770
JPMorgan Chase & Co 2.069% 6/1/2029 (c)		7,286,000	6,988,546
JPMorgan Chase & Co 2.522% 4/22/2031 (c)		4,724,000	4,432,707
JPMorgan Chase & Co 2.58% 4/22/2032 (c)		1,300,000	1,199,788
JPMorgan Chase & Co 2.739% 10/15/2030 (c)		9,341,000	8,930,881
JPMorgan Chase & Co 2.947% 2/24/2028 (c)		6,239,000	6,175,986
JPMorgan Chase & Co 2.956% 5/13/2031 (c)		11,536,000	10,977,300
JPMorgan Chase & Co 2.963% 1/25/2033 (c)		9,341,000	8,663,664
JPMorgan Chase & Co 3.761% 3/21/2034 (c)(m)	EUR	750,000	903,921
JPMorgan Chase & Co 4.25% 10/1/2027		3,379,000	3,403,131
JPMorgan Chase & Co 4.347% 1/22/2032 (c)		7,000,000	7,035,941
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		50,039,000	50,563,706
JPMorgan Chase & Co 4.603% 10/22/2030 (c)		17,730,000	18,057,747
JPMorgan Chase & Co 4.898% 1/22/2037 (c)		1,613,000	1,622,663
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		115,454,000	118,376,788
JPMorgan Chase & Co 4.946% 10/22/2035 (c)		13,540,000	13,750,267
JPMorgan Chase & Co 4.995% 7/22/2030 (c)		7,000,000	7,210,906
JPMorgan Chase & Co 5.012% 1/23/2030 (c)		13,500,000	13,869,102
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		14,073,000	14,594,652
JPMorgan Chase & Co 5.299% 7/24/2029 (c)		11,000,000	11,322,201
JPMorgan Chase & Co 5.336% 1/23/2035 (c)		20,000,000	20,844,384
JPMorgan Chase & Co 5.35% 6/1/2034 (c)		20,000,000	20,930,506
JPMorgan Chase & Co 5.502% 1/24/2036 (c)		7,000,000	7,362,936
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		16,715,000	17,675,407
JPMorgan Chase & Co 5.717% 9/14/2033 (c)		64,023,000	67,836,710
KeyCorp 5.305% 1/28/2037 (c)		9,872,000	9,959,374
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)		30,780,000	30,894,517
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (c)		18,000,000	18,085,607
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)		46,326,000	46,611,130
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (c)		6,130,000	6,242,158
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)		13,500,000	13,803,121
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (c)		15,132,000	15,637,237
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)		6,900,000	7,176,282
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (c)		7,000,000	7,367,289
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)		7,240,000	7,504,327
Santander Holdings USA Inc 2.49% 1/6/2028 (c)		5,300,000	5,223,602
Truist Financial Corp 4.123% 6/6/2028 (c)		2,000,000	2,004,451
Truist Financial Corp 4.597% 1/27/2032 (c)		7,000,000	7,074,058
Truist Financial Corp 5.071% 5/20/2031 (c)		11,367,000	11,731,986
Truist Financial Corp 5.122% 1/26/2034 (c)		4,235,000	4,343,861
Truist Financial Corp 5.435% 1/24/2030 (c)		6,300,000	6,537,890
Truist Financial Corp 5.711% 1/24/2035 (c)		18,500,000	19,629,307
Wells Fargo & Co 2.879% 10/30/2030 (c)		9,400,000	8,996,798
Wells Fargo & Co 3.068% 4/30/2041 (c)		7,784,000	6,076,852
Wells Fargo & Co 3.526% 3/24/2028 (c)		25,667,000	25,534,343
Wells Fargo & Co 4.3% 7/22/2027		28,701,000	28,803,505
Wells Fargo & Co 4.478% 4/4/2031 (c)		19,300,000	19,499,318
Wells Fargo & Co 4.897% 7/25/2033 (c)		106,510,000	108,618,121
Wells Fargo & Co 4.97% 4/23/2029 (c)		7,235,000	7,376,195
Wells Fargo & Co 5.15% 4/23/2031 (c)		29,061,000	30,084,964
Wells Fargo & Co 5.244% 1/24/2031 (c)		31,390,000	32,566,158
Wells Fargo & Co 5.389% 4/24/2034 (c)		8,000,000	8,336,838
Wells Fargo & Co 5.499% 1/23/2035 (c)		25,000,000	26,187,657
Wells Fargo & Co 5.557% 7/25/2034 (c)		18,660,000	19,635,396
Wells Fargo & Co 5.574% 7/25/2029 (c)		25,500,000	26,381,082
Wells Fargo & Co 5.605% 4/23/2036 (c)		16,834,000	17,704,819
Wells Fargo & Co 6.303% 10/23/2029 (c)		12,800,000	13,499,158
			1,701,974,859
Capital Markets - 0.8%
Athene Global Funding 1.73% 10/2/2026 (o)		4,975,000	4,906,775
Athene Global Funding 2.5% 3/24/2028 (o)		6,975,000	6,722,191
Athene Global Funding 2.646% 10/4/2031 (o)		3,414,000	3,040,569
Athene Global Funding 2.717% 1/7/2029 (o)		5,000,000	4,747,588
Athene Global Funding 4.721% 10/8/2029 (o)		7,000,000	7,003,718
Athene Global Funding 5.339% 1/15/2027 (o)		26,112,000	26,382,580
Athene Global Funding 5.516% 3/25/2027 (o)		7,800,000	7,914,831
Athene Global Funding 5.583% 1/9/2029 (o)		22,274,000	22,769,503
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (o)		1,245,000	766,899
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (o)		4,614,000	3,320,202
Blackstone Private Credit Fund 4.875% 4/14/2026 (m)	GBP	1,155,000	1,556,053
Charles Schwab Corp/The 4.343% 11/14/2031 (c)		5,000,000	5,031,663
Equitable America Global Funding 4.65% 6/9/2028 (o)		3,603,000	3,644,133
Equitable America Global Funding 4.95% 6/9/2030 (o)		16,856,000	17,221,323
GA Global Funding Trust 5.4% 1/13/2030 (o)		13,580,000	13,915,285
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)		29,132,000	26,275,715
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		40,000,000	37,114,217
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)		3,138,000	3,159,392
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)		15,574,000	15,670,167
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (c)		27,000,000	27,189,906
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)		18,000,000	19,055,027
Goldman Sachs Group Inc/The 6.75% 10/1/2037		59,592,000	66,939,022
Hightower Holding LLC 6.75% 4/15/2029 (o)		1,385,000	1,373,257
Intercontinental Exchange Inc 3.625% 9/1/2028		6,900,000	6,853,658
Intercontinental Exchange Inc 4.35% 6/15/2029		3,724,000	3,769,790
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (o)		155,000	151,243
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (o)		1,500,000	1,508,957
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (o)		575,000	590,056
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (o)		270,000	256,720
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (o)		205,000	199,617
LPL Holdings Inc 4.9% 4/3/2028		3,189,000	3,225,903
Morgan Stanley 1.794% 2/13/2032 (c)		7,317,000	6,478,378
Morgan Stanley 2.239% 7/21/2032 (c)		4,900,000	4,393,812
Morgan Stanley 2.475% 1/21/2028 (c)		5,000,000	4,933,457
Morgan Stanley 2.699% 1/22/2031 (c)		6,227,000	5,892,101
Morgan Stanley 3.622% 4/1/2031 (c)		47,370,000	46,318,065
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	800,000	964,404
Morgan Stanley 4.099% 5/22/2036 (c)	EUR	400,000	486,166
Morgan Stanley 4.21% 4/20/2028 (c)		6,115,000	6,126,715
Morgan Stanley 4.493% 1/16/2032 (c)		3,576,000	3,596,736
Morgan Stanley 4.654% 10/18/2030 (c)		29,950,000	30,438,876
Morgan Stanley 4.889% 7/20/2033 (c)		49,499,000	50,488,796
Morgan Stanley 4.994% 4/12/2029 (c)		11,745,000	11,959,043
Morgan Stanley 5.073% 1/30/2037 (c)		25,000,000	25,213,105
Morgan Stanley 5.192% 4/17/2031 (c)		14,386,000	14,902,657
Morgan Stanley 5.23% 1/15/2031 (c)		8,629,000	8,936,044
Morgan Stanley 5.424% 7/21/2034 (c)		23,551,000	24,597,339
Morgan Stanley 5.449% 7/20/2029 (c)		16,012,000	16,511,146
Morgan Stanley 5.664% 4/17/2036 (c)		10,117,000	10,691,603
Morgan Stanley 6.342% 10/18/2033 (c)		39,945,000	43,962,754
MSCI Inc 5.15% 3/15/2036		22,955,000	22,746,496
MSCI Inc 5.25% 9/1/2035		18,852,000	18,875,783
Nasdaq Inc 5.95% 8/15/2053		1,132,000	1,173,336
Nasdaq Inc 6.1% 6/28/2063		6,000,000	6,231,419
Nuveen LLC 5.55% 1/15/2030 (o)		16,339,000	17,054,542
Nuveen LLC 5.85% 4/15/2034 (o)		4,000,000	4,252,901
S&P Global Inc 3.9% 3/1/2062		2,414,000	1,820,245
Sammons Financial Group Global Funding 4.95% 6/12/2030 (o)		20,600,000	20,965,280
Sammons Financial Group Global Funding 5.05% 1/10/2028 (o)		5,760,000	5,858,906
Sammons Financial Group Global Funding 5.1% 12/10/2029 (o)		15,100,000	15,488,646
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (o)		895,000	931,534
			774,566,245
Consumer Finance - 0.3%
Ally Financial Inc 4.75% 6/9/2027		3,759,000	3,788,390
Ally Financial Inc 7.1% 11/15/2027		17,330,000	18,165,722
American Express Co 4.918% 7/20/2033 (c)		6,899,000	7,067,140
American Express Co 5.085% 1/30/2031 (c)		7,596,000	7,847,938
Capital One Financial Corp 1.878% 11/2/2027 (c)		5,931,000	5,838,299
Capital One Financial Corp 2.359% 7/29/2032 (c)		8,448,000	7,444,236
Capital One Financial Corp 3.273% 3/1/2030 (c)		12,200,000	11,899,116
Capital One Financial Corp 3.65% 5/11/2027		21,700,000	21,623,590
Capital One Financial Corp 4.1% 2/9/2027		13,375,000	13,393,450
Capital One Financial Corp 4.927% 5/10/2028 (c)		6,900,000	6,968,070
Capital One Financial Corp 5.247% 7/26/2030 (c)		19,853,000	20,514,810
Capital One Financial Corp 5.7% 2/1/2030 (c)		1,100,000	1,145,576
Capital One Financial Corp 6.312% 6/8/2029 (c)		12,000,000	12,560,435
Capital One Financial Corp 7.624% 10/30/2031 (c)		22,914,000	25,827,495
Ford Motor Credit Co LLC 2.7% 8/10/2026		5,665,000	5,626,094
Ford Motor Credit Co LLC 3.625% 6/17/2031		5,000,000	4,660,932
Ford Motor Credit Co LLC 4% 11/13/2030		16,400,000	15,717,033
Ford Motor Credit Co LLC 4.125% 8/17/2027		19,335,000	19,262,133
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	700,000	856,492
Ford Motor Credit Co LLC 4.95% 5/28/2027		20,213,000	20,353,685
Ford Motor Credit Co LLC 4.97% 4/6/2029		4,866,000	4,897,032
Ford Motor Credit Co LLC 5.85% 5/17/2027		6,500,000	6,606,517
Ford Motor Credit Co LLC 5.875% 11/7/2029		19,900,000	20,581,510
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	725,000	1,011,446
Ford Motor Credit Co LLC 6.8% 5/12/2028		6,000,000	6,276,308
Navient Corp 6.75% 6/15/2026		1,050,000	1,052,132
OneMain Finance Corp 3.5% 1/15/2027		840,000	830,157
OneMain Finance Corp 3.875% 9/15/2028		650,000	628,884
OneMain Finance Corp 6.125% 5/15/2030		390,000	391,532
OneMain Finance Corp 6.625% 5/15/2029		240,000	245,010
OneMain Finance Corp 6.75% 3/15/2032		1,190,000	1,199,238
OneMain Finance Corp 6.75% 9/15/2033		515,000	511,144
PRA Group Inc 5% 10/1/2029 (o)		450,000	415,376
Stellantis Financial Services US Corp 4.95% 9/15/2028 (o)		8,503,000	8,572,984
Stellantis Financial Services US Corp 5.4% 9/15/2030 (o)		6,780,000	6,855,180
Synchrony Financial 3.95% 12/1/2027		6,658,000	6,627,478
			297,262,564
Financial Services - 0.3%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (o)		10,500,000	10,735,872
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (o)		12,185,000	12,578,153
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031		2,057,000	1,874,048
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033		6,000,000	6,278,536
Aviation Capital Group LLC 6.25% 4/15/2028 (o)		6,500,000	6,754,767
Aviation Capital Group LLC 6.75% 10/25/2028 (o)		6,500,000	6,893,504
Block Inc 2.75% 6/1/2026		465,000	463,060
Block Inc 3.5% 6/1/2031		620,000	582,175
Block Inc 5.625% 8/15/2030 (o)		390,000	395,113
Block Inc 6% 8/15/2033 (o)		310,000	315,018
Block Inc 6.5% 5/15/2032		1,195,000	1,229,367
Corebridge Financial Inc 3.65% 4/5/2027		1,888,000	1,878,091
Corebridge Financial Inc 3.85% 4/5/2029		600,000	593,135
Corebridge Financial Inc 3.9% 4/5/2032		24,473,000	23,241,317
Corebridge Financial Inc 4.35% 4/5/2042		2,247,000	1,913,932
Corebridge Financial Inc 6.05% 9/15/2033		5,916,000	6,312,031
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (o)		425,000	423,314
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (o)		425,000	420,647
Equitable Holdings Inc 4.35% 4/20/2028		1,898,000	1,907,536
Equitable Holdings Inc 4.572% 2/15/2029 (o)		1,989,000	1,996,307
Equitable Holdings Inc 5% 4/20/2048		10,215,000	9,059,814
Essent Group Ltd 6.25% 7/1/2029		8,400,000	8,839,449
Fiserv Inc 4.55% 2/15/2031		31,900,000	31,799,533
Fiserv Inc 5.25% 8/11/2035		6,600,000	6,602,745
Global Payments Inc 4.5% 11/15/2028		18,245,000	18,286,964
Global Payments Inc 4.875% 11/15/2030		15,550,000	15,531,766
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (o)		435,000	428,475
Jackson Financial Inc 3.125% 11/23/2031		3,030,000	2,760,029
Jackson Financial Inc 5.17% 6/8/2027		10,297,000	10,422,222
Jackson Financial Inc 5.67% 6/8/2032		14,050,000	14,368,021
NFE Financing LLC 12% (k)(o)		294,395	106,424
PennyMac Financial Services Inc 6.75% 2/15/2034 (o)		835,000	825,531
PennyMac Financial Services Inc 6.875% 5/15/2032 (o)		605,000	608,461
Pine Street Trust II 5.568% 2/15/2049 (o)		7,700,000	7,337,083
Rexford Industrial Realty LP 2.15% 9/1/2031		2,886,000	2,561,785
Rocket Cos Inc 6.125% 8/1/2030 (o)		1,025,000	1,051,603
Rocket Cos Inc 6.375% 8/1/2033 (o)		1,430,000	1,477,933
Rocket Cos Inc 6.5% 8/1/2029 (o)		670,000	688,337
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (o)		1,055,000	1,016,462
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (o)		430,000	420,885
UWM Holdings LLC 6.25% 3/15/2031 (o)		425,000	410,623
UWM Holdings LLC 6.625% 2/1/2030 (o)		1,005,000	997,405
Voya Financial Inc 4.7% 1/23/2048 (c)		3,132,000	3,010,560
Voya Financial Inc 5.05% 3/2/2036		15,000,000	14,829,194
Walker & Dunlop Inc 6.625% 4/1/2033 (o)		400,000	395,365
WEX Inc 6.5% 3/15/2033 (o)		565,000	567,846
			241,190,438
Insurance - 0.5%
200 Park Funding Trust 5.74% 2/15/2055 (o)		8,900,000	8,807,567
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (o)		205,000	201,052
AFLAC Inc 3.6% 4/1/2030		387,000	381,163
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (o)		1,320,000	1,303,580
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (o)		245,000	246,344
AmFam Holdings Inc 2.805% 3/11/2031 (o)		5,464,000	4,853,891
Aon Corp 6.25% 9/30/2040		142,000	156,432
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (o)		1,205,000	1,167,428
Arthur J Gallagher & Co 5% 2/15/2032		11,066,000	11,309,349
Arthur J Gallagher & Co 5.15% 2/15/2035		19,900,000	20,172,357
Arthur J Gallagher & Co 5.55% 2/15/2055		5,362,000	5,130,330
Assurant Inc 2.65% 1/15/2032		7,753,000	6,957,648
Assurant Inc 5.55% 2/15/2036		4,267,000	4,335,299
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (o)		625,000	656,443
Athene Holding Ltd 6.875% 6/28/2055 (c)		1,100,000	1,059,459
Brown & Brown Inc 4.2% 3/17/2032		3,550,000	3,422,395
Brown & Brown Inc 4.9% 6/23/2030		7,661,000	7,787,889
Brown & Brown Inc 5.25% 6/23/2032		4,899,000	4,991,208
Brown & Brown Inc 5.55% 6/23/2035		5,476,000	5,586,929
Brown & Brown Inc 6.25% 6/23/2055		5,558,000	5,676,168
Corebridge Global Funding 4.9% 12/3/2029 (o)		1,750,000	1,788,645
Corebridge Global Funding 5.9% 9/19/2028 (o)		18,426,000	19,231,482
Equitable Financial Life Global Funding 1.4% 8/27/2027 (o)		1,724,000	1,661,827
Equitable Financial Life Global Funding 5% 3/27/2030 (o)		12,965,000	13,280,256
Five Corners Funding Trust II 2.85% 5/15/2030 (o)		21,030,000	19,946,369
Fortitude Group Holdings LLC 6.25% 4/1/2030 (o)		10,817,000	11,235,156
Hartford Insurance Group Inc/The 4.3% 4/15/2043		679,000	600,752
Jackson National Life Global Funding 4.6% 10/1/2029 (o)		11,326,000	11,364,387
Jackson National Life Global Funding 5.35% 1/13/2030 (o)		5,750,000	5,925,515
Jackson National Life Global Funding 5.55% 7/2/2027 (o)		3,874,000	3,944,059
Liberty Mutual Group Inc 3.95% 5/15/2060 (o)		12,820,000	9,089,063
Lincoln Financial Global Funding 5.3% 1/13/2030 (o)		6,864,000	7,052,007
Lincoln National Corp 3.4% 1/15/2031		14,811,000	13,935,138
Lincoln National Corp 5.35% 11/15/2035		11,100,000	10,837,048
Marsh & McLennan Cos Inc 4.95% 3/15/2036		19,456,000	19,628,972
Marsh & McLennan Cos Inc 5.7% 9/15/2053		10,000,000	9,995,115
MassMutual Global Funding II 4.85% 1/17/2029 (o)		7,800,000	8,002,044
MetLife Inc 5.375% 7/15/2033		16,000,000	16,866,898
Pacific LifeCorp 3.35% 9/15/2050 (o)		7,037,000	4,912,183
Pacific LifeCorp 5.125% 1/30/2043 (o)		3,343,000	3,184,591
Panther Escrow Issuer LLC 7.125% 6/1/2031 (o)		715,000	727,402
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (o)		24,600,000	25,885,725
Pine Street Trust III 6.223% 5/15/2054 (o)		12,000,000	12,220,067
Principal Financial Group Inc 3.7% 5/15/2029		1,714,000	1,696,309
Prudential Financial Inc 6% 9/1/2052 (c)		31,987,000	33,052,583
Reinsurance Group of America Inc 5.75% 9/15/2034		14,700,000	15,401,587
Reinsurance Group of America Inc 6% 9/15/2033		500,000	534,591
RGA Global Funding 5.448% 5/24/2029 (o)		7,900,000	8,200,756
Ryan Specialty LLC 4.375% 2/1/2030 (o)		650,000	632,274
Ryan Specialty LLC 5.875% 8/1/2032 (o)		795,000	801,006
Selective Insurance Group Inc 5.9% 4/15/2035		7,987,000	8,428,916
Symetra Life Insurance Co 6.55% 10/1/2055 (o)		3,667,000	3,811,258
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (o)		1,484,000	1,371,699
Unum Group 4% 6/15/2029		6,130,000	6,080,775
Unum Group 4.046% 8/15/2041 (o)		2,634,000	2,185,328
Unum Group 5.75% 8/15/2042		1,539,000	1,519,903
Western-Southern Global Funding 4.25% 1/29/2029 (o)		8,000,000	8,035,488
Western-Southern Global Funding 4.7% 12/10/2032 (o)		6,750,000	6,776,171
Western-Southern Global Funding 4.9% 5/1/2030 (o)		888,000	910,613
Willis North America Inc 4.5% 9/15/2028		1,897,000	1,908,397
			426,865,286
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Starwood Property Trust Inc 5.25% 10/15/2028 (o)		510,000	512,452
Starwood Property Trust Inc 6.5% 7/1/2030 (o)		805,000	837,220
			1,349,672
TOTAL FINANCIALS			3,443,209,064
Health Care - 0.5%
Biotechnology - 0.0%
Amgen Inc 4.663% 6/15/2051		3,736,000	3,261,684
Amgen Inc 5.15% 3/2/2028		1,959,000	2,006,175
Amgen Inc 5.25% 3/2/2033		1,595,000	1,670,084
Amgen Inc 5.65% 3/2/2053		753,000	751,658
Amgen Inc 5.75% 3/2/2063		1,373,000	1,360,918
Gilead Sciences Inc 5.1% 6/15/2035		5,700,000	5,900,926
Gilead Sciences Inc 5.5% 11/15/2054		9,000,000	8,970,504
Gilead Sciences Inc 5.6% 11/15/2064		9,000,000	9,011,185
			32,933,134
Health Care Equipment & Supplies - 0.0%
Avantor Funding Inc 3.875% 11/1/2029 (o)		445,000	424,819
Avantor Funding Inc 4.625% 7/15/2028 (o)		1,515,000	1,501,189
Hologic Inc 3.25% 2/15/2029 (o)		945,000	940,097
Insulet Corp 6.5% 4/1/2033 (o)		395,000	410,829
Medline Borrower LP 3.875% 4/1/2029 (o)		730,000	717,963
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (o)		1,325,000	1,367,363
Teleflex Inc 4.25% 6/1/2028 (o)		845,000	832,190
VSP Optical Group Inc 5.45% 12/1/2035 (o)		2,440,000	2,482,083
			8,676,533
Health Care Providers & Services - 0.5%
Acadia Healthcare Co Inc 5% 4/15/2029 (o)		700,000	685,617
Ascension Health 4.294% 11/15/2030		4,545,000	4,593,177
Centene Corp 2.45% 7/15/2028		15,813,000	14,904,202
Centene Corp 2.5% 3/1/2031		17,757,000	15,410,993
Centene Corp 2.625% 8/1/2031		15,841,000	13,724,235
Centene Corp 3% 10/15/2030		9,668,000	8,707,068
Centene Corp 3.375% 2/15/2030		11,183,000	10,369,928
Centene Corp 4.25% 12/15/2027		9,890,000	9,830,111
Centene Corp 4.625% 12/15/2029		14,457,000	14,106,653
Cigna Group/The 4.375% 10/15/2028		3,698,000	3,736,360
Cigna Group/The 4.8% 8/15/2038		2,697,000	2,614,534
Cigna Group/The 4.9% 12/15/2048		517,000	465,062
Cigna Group/The 5.25% 2/15/2034		7,000,000	7,261,747
Cigna Group/The 5.4% 3/15/2033		8,000,000	8,418,578
CommonSpirit Health 4.352% 9/1/2030		4,520,000	4,540,049
CommonSpirit Health 4.975% 9/1/2035		2,873,000	2,887,966
CVS Health Corp 4.78% 3/25/2038		2,165,000	2,068,646
CVS Health Corp 5% 9/15/2032		1,227,000	1,258,881
CVS Health Corp 5.125% 2/21/2030		14,148,000	14,592,578
CVS Health Corp 5.125% 7/20/2045		10,000,000	9,151,588
CVS Health Corp 5.25% 1/30/2031		5,087,000	5,301,825
CVS Health Corp 5.3% 6/1/2033		14,500,000	15,032,876
CVS Health Corp 5.4% 6/1/2029		6,500,000	6,757,361
CVS Health Corp 5.55% 6/1/2031		10,900,000	11,500,663
CVS Health Corp 5.875% 6/1/2053		5,000,000	4,902,666
CVS Health Corp 6.2% 9/15/2055		8,290,000	8,498,154
CVS Health Corp 6.75% 12/10/2054 (c)		485,000	504,485
CVS Health Corp 7% 3/10/2055 (c)		1,420,000	1,493,593
DaVita Inc 4.625% 6/1/2030 (o)		655,000	641,197
DaVita Inc 6.75% 7/15/2033 (o)		1,290,000	1,339,385
DaVita Inc 6.875% 9/1/2032 (o)		275,000	285,749
Elevance Health Inc 2.25% 5/15/2030		5,433,000	5,031,363
HCA Inc 3.125% 3/15/2027		4,517,000	4,479,455
HCA Inc 3.5% 9/1/2030		12,405,000	12,017,527
HCA Inc 3.625% 3/15/2032		2,557,000	2,436,492
HCA Inc 5.45% 4/1/2031		4,500,000	4,712,360
HCA Inc 5.625% 9/1/2028		9,085,000	9,374,815
HCA Inc 5.875% 2/1/2029		9,796,000	10,210,197
HealthEquity Inc 4.5% 10/1/2029 (o)		850,000	827,915
Humana Inc 1.35% 2/3/2027		2,069,000	2,017,907
Humana Inc 3.95% 3/15/2027		2,000,000	1,997,724
Humana Inc 5.375% 4/15/2031		2,200,000	2,267,266
Icon Investments Six DAC 5.849% 5/8/2029		2,453,000	2,511,705
Molina Healthcare Inc 3.875% 11/15/2030 (o)		1,400,000	1,275,299
Molina Healthcare Inc 6.25% 1/15/2033 (o)		1,065,000	1,047,658
Molina Healthcare Inc 6.5% 2/15/2031 (o)		855,000	857,731
Prime Healthcare Foundation Inc 7% 12/1/2027		2,599,000	2,687,709
Sabra Health Care LP 3.2% 12/1/2031		26,025,000	24,068,105
Sabra Health Care LP 3.9% 10/15/2029		7,857,000	7,738,374
Tenet Healthcare Corp 4.625% 6/15/2028		2,785,000	2,781,187
Tenet Healthcare Corp 5.125% 11/1/2027		1,000,000	1,000,582
Tenet Healthcare Corp 5.5% 11/15/2032 (o)		855,000	865,629
Tenet Healthcare Corp 6.125% 6/15/2030		970,000	989,354
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		2,395,000	2,440,116
UnitedHealth Group Inc 3.95% 10/15/2042		74,000	61,998
UnitedHealth Group Inc 4.625% 7/15/2035		418,000	415,449
UnitedHealth Group Inc 4.65% 1/15/2031		11,510,000	11,764,839
UnitedHealth Group Inc 4.75% 7/15/2045		1,023,000	927,589
UnitedHealth Group Inc 5.3% 6/15/2035		7,470,000	7,794,794
UnitedHealth Group Inc 5.95% 6/15/2055		5,201,000	5,386,166
US Acute Care Solutions LLC 9.75% 5/15/2029 (o)		425,000	425,132
			335,998,364
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (o)		415,000	414,092
IQVIA Inc 6.25% 6/1/2032 (o)		1,140,000	1,172,691
IQVIA Inc 6.5% 5/15/2030 (o)		1,005,000	1,033,354
			2,620,137
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (o)		1,100,000	1,058,702
Thermo Fisher Scientific Inc 4.55% 6/15/2033		8,000,000	8,090,878
			9,149,580
Pharmaceuticals - 0.0%
1261229 BC Ltd 10% 4/15/2032 (o)		1,210,000	1,251,301
Bristol-Myers Squibb Co 5.2% 2/22/2034		7,000,000	7,326,600
Bristol-Myers Squibb Co 5.55% 2/22/2054		4,780,000	4,742,094
Elanco Animal Health Inc 6.65% 8/28/2028 (c)		8,545,000	8,883,399
Jazz Securities DAC 4.375% 1/15/2029 (o)		425,000	419,001
Mylan Inc 4.55% 4/15/2028		3,354,000	3,371,067
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (o)		430,000	422,116
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (o)		740,000	657,568
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (p)		6,476,000	6,266,380
Utah Acquisition Sub Inc 3.95% 6/15/2026		1,245,000	1,243,590
Viatris Inc 2.7% 6/22/2030		4,524,000	4,177,310
			38,760,426
TOTAL HEALTH CARE			428,138,174
Industrials - 0.4%
Aerospace & Defense - 0.3%
Axon Enterprise Inc 6.125% 3/15/2030 (o)		515,000	530,772
Axon Enterprise Inc 6.25% 3/15/2033 (o)		475,000	492,347
Boeing Co 2.7% 2/1/2027		1,724,000	1,705,416
Boeing Co 3.25% 2/1/2028		4,359,000	4,306,839
Boeing Co 3.625% 2/1/2031		14,000,000	13,598,787
Boeing Co 5.04% 5/1/2027		19,675,000	19,881,878
Boeing Co 5.15% 5/1/2030		55,693,000	57,683,448
Boeing Co 5.805% 5/1/2050		9,895,000	9,934,977
Boeing Co 6.259% 5/1/2027		649,000	664,860
Boeing Co 6.298% 5/1/2029		15,131,000	16,124,317
Boeing Co 6.388% 5/1/2031		7,220,000	7,891,972
Boeing Co 6.528% 5/1/2034		7,701,000	8,634,183
Boeing Co 6.858% 5/1/2054		17,614,000	20,200,241
Boeing Co 7.008% 5/1/2064		10,499,000	12,173,377
BWX Technologies Inc 4.125% 4/15/2029 (o)		720,000	704,836
BWX Technologies Inc 4.125% 6/30/2028 (o)		780,000	772,517
Carpenter Technology Corp 5.625% 3/1/2034 (o)		585,000	596,511
Hexcel Corp 5.875% 2/26/2035		2,383,000	2,536,689
Northrop Grumman Corp 4.03% 10/15/2047		3,355,000	2,752,360
RTX Corp 6.4% 3/15/2054		6,800,000	7,598,758
TransDigm Inc 6% 1/15/2033 (o)		1,850,000	1,882,725
TransDigm Inc 6.125% 7/31/2034 (o)		220,000	223,462
TransDigm Inc 6.25% 1/31/2034 (o)		140,000	144,829
TransDigm Inc 6.375% 3/1/2029 (o)		2,000,000	2,052,500
TransDigm Inc 6.375% 5/31/2033 (o)		1,240,000	1,265,585
TransDigm Inc 6.75% 1/31/2034 (o)		715,000	742,014
			195,096,200
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (o)		960,000	1,001,396
Building Products - 0.0%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (o)		445,000	448,391
Builders FirstSource Inc 4.25% 2/1/2032 (o)		1,415,000	1,349,513
Builders FirstSource Inc 6.75% 5/15/2035 (o)		665,000	693,971
Carlisle Cos Inc 2.75% 3/1/2030		6,227,000	5,914,332
Carrier Global Corp 2.7% 2/15/2031		6,352,000	5,951,503
Carrier Global Corp 5.9% 3/15/2034		3,165,000	3,424,239
Carrier Global Corp 6.2% 3/15/2054		1,748,000	1,923,602
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (o)		1,050,000	1,086,745
JH North America Holdings Inc 6.125% 7/31/2032 (o)		830,000	851,874
Standard Building Solutions Inc 5.875% 3/15/2034 (o)		215,000	214,475
Standard Building Solutions Inc 6.25% 8/1/2033 (o)		415,000	422,741
Standard Building Solutions Inc 6.5% 8/15/2032 (o)		600,000	617,602
Standard Industries Inc/NY 4.375% 7/15/2030 (o)		435,000	419,662
Trane Technologies Holdco Inc 5.75% 6/15/2043		223,000	236,663
			23,555,313
Commercial Services & Supplies - 0.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (o)		590,000	614,103
Artera Services LLC 8.5% 2/15/2031 (o)		2,185,000	1,826,590
Brand Industrial Services Inc 10.375% 8/1/2030 (o)		520,000	485,613
Clean Harbors Inc 5.125% 7/15/2029 (o)		325,000	324,876
Clean Harbors Inc 5.75% 10/15/2033 (o)		425,000	435,045
Clean Harbors Inc 6.375% 2/1/2031 (o)		680,000	698,172
CoreCivic Inc 8.25% 4/15/2029		580,000	602,306
GEO Group Inc/The 10.25% 4/15/2031		330,000	354,317
GEO Group Inc/The 8.625% 4/15/2029		580,000	603,499
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (o)		345,000	346,241
GFL Environmental Inc 6.75% 1/15/2031 (o)		310,000	325,143
Neptune Bidco US Inc 9.29% 4/15/2029 (o)		855,000	857,138
Neptune Bidco US Inc 9.5% 2/15/2033 (o)		430,000	420,880
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (o)		635,000	624,926
Waste Pro USA Inc 7% 2/1/2033 (o)		330,000	343,445
Williams Scotsman Inc 6.625% 4/15/2030 (o)		800,000	828,838
			9,691,132
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (o)		1,240,000	1,266,985
Dycom Industries Inc 4.5% 4/15/2029 (o)		420,000	413,554
			1,680,539
Electrical Equipment - 0.0%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (o)		3,410,000	3,524,539
Vertiv Group Corp 4.125% 11/15/2028 (o)		635,000	632,435
WESCO Distribution Inc 5.25% 4/15/2031 (o)		505,000	504,106
WESCO Distribution Inc 5.5% 4/15/2034 (o)		525,000	529,074
WESCO Distribution Inc 6.375% 3/15/2033 (o)		605,000	630,786
			5,820,940
Ground Transportation - 0.0%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045		564,000	481,656
Burlington Northern Santa Fe LLC 4.4% 3/15/2042		1,397,000	1,272,268
CSX Corp 3.8% 4/15/2050		78,000	60,367
CSX Corp 4.3% 3/1/2048		5,524,000	4,708,420
Genesee & Wyoming Inc 6.25% 4/15/2032 (o)		650,000	669,978
Norfolk Southern Corp 3.155% 5/15/2055		2,000,000	1,313,981
Norfolk Southern Corp 5.35% 8/1/2054		3,400,000	3,285,650
Uber Technologies Inc 4.15% 1/15/2031		13,670,000	13,616,468
Uber Technologies Inc 4.8% 9/15/2035		9,457,000	9,413,790
XPO Inc 6.25% 6/1/2028 (o)		630,000	640,129
XPO Inc 7.125% 2/1/2032 (o)		750,000	785,987
			36,248,694
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (o)		420,000	417,059
Trane Technologies Financing Ltd 4.65% 11/1/2044		314,000	289,838
			706,897
Machinery - 0.0%
AGCO Corp 5.8% 3/21/2034		7,687,000	8,123,427
Allison Transmission Inc 3.75% 1/30/2031 (o)		900,000	856,131
Allison Transmission Inc 5.875% 12/1/2033 (o)		425,000	434,018
Enpro Inc 6.125% 6/1/2033 (o)		610,000	629,549
Esab Corp 6.25% 4/15/2029 (o)		780,000	799,545
Ingersoll Rand Inc 5.176% 6/15/2029		7,800,000	8,090,053
Ingersoll Rand Inc 5.314% 6/15/2031		8,500,000	8,938,899
Ingersoll Rand Inc 5.45% 6/15/2034		8,200,000	8,612,066
Ingersoll Rand Inc 5.7% 8/14/2033		4,393,000	4,701,074
			41,184,762
Passenger Airlines - 0.0%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (o)		195,000	198,738
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029		851,604	836,180
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027		1,129,192	1,129,135
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029		514,696	504,006
United Airlines Holdings Inc 5.375% 3/1/2031		1,090,000	1,109,720
			3,777,779
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (o)		805,000	843,506
Booz Allen Hamilton Inc 5.95% 8/4/2033		10,000,000	10,258,526
CACI International Inc 6.375% 6/15/2033 (o)		790,000	813,299
Leidos Inc 4.1% 3/15/2029 (d)		2,942,000	2,949,534
Leidos Inc 5% 3/15/2036 (d)		16,500,000	16,461,325
Paychex Inc 5.1% 4/15/2030		4,791,000	4,892,833
Paychex Inc 5.35% 4/15/2032		17,604,000	18,053,836
Paychex Inc 5.6% 4/15/2035		14,647,000	15,015,311
Science Applications International Corp 5.875% 11/1/2033 (o)		610,000	606,239
TriNet Group Inc 7.125% 8/15/2031 (o)		635,000	616,047
Verisk Analytics Inc 4.45% 3/15/2031		3,461,000	3,477,858
			73,988,314
Trading Companies & Distributors - 0.0%
Air Lease Corp 2.2% 1/15/2027		3,428,000	3,376,018
Air Lease Corp 3.75% 6/1/2026		5,000,000	4,994,433
Ferguson Enterprises Inc 5% 10/3/2034		7,219,000	7,333,821
FTAI Aviation Investors LLC 5.875% 4/15/2033 (o)		690,000	699,740
FTAI Aviation Investors LLC 7% 6/15/2032 (o)		680,000	713,798
FTAI Aviation Investors LLC 7.875% 12/1/2030 (o)		465,000	492,030
Herc Holdings Inc 5.75% 3/15/2031 (o)		285,000	288,910
Herc Holdings Inc 6% 3/15/2034 (o)		260,000	261,386
Herc Holdings Inc 7% 6/15/2030 (o)		605,000	633,990
Herc Holdings Inc 7.25% 6/15/2033 (o)		575,000	607,814
QXO Building Products Inc 6.75% 4/30/2032 (o)		595,000	616,251
United Rentals North America Inc 3.75% 1/15/2032		805,000	759,698
United Rentals North America Inc 5.375% 11/15/2033 (o)		425,000	428,465
United Rentals North America Inc 6.125% 3/15/2034 (o)		1,080,000	1,131,389
			22,337,743
TOTAL INDUSTRIALS			415,089,709
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 4.125% 11/15/2030		11,300,000	11,356,790
Amphenol Corp 4.4% 2/15/2033		11,100,000	11,127,316
Amphenol Corp 5.25% 4/5/2034		4,400,000	4,609,166
Coherent Corp 5% 12/15/2029 (o)		1,685,000	1,685,908
Dell International LLC / EMC Corp 3.375% 12/15/2041		3,736,000	2,888,731
Dell International LLC / EMC Corp 3.45% 12/15/2051		1,801,000	1,263,707
Dell International LLC / EMC Corp 4.15% 2/15/2029		24,423,000	24,510,412
Dell International LLC / EMC Corp 4.5% 2/15/2031		32,702,000	32,860,783
Dell International LLC / EMC Corp 4.75% 10/6/2032		15,962,000	16,111,316
Dell International LLC / EMC Corp 5% 4/1/2030		3,232,000	3,323,982
Dell International LLC / EMC Corp 5.1% 2/15/2036		34,440,000	34,566,697
Insight Enterprises Inc 6.625% 5/15/2032 (o)		300,000	300,751
Lightning Power LLC 7.25% 8/15/2032 (o)		975,000	1,035,120
Sensata Technologies Inc 3.75% 2/15/2031 (o)		690,000	650,502
TTM Technologies Inc 4% 3/1/2029 (o)		860,000	834,589
Vontier Corp 2.4% 4/1/2028		7,691,000	7,426,489
Vontier Corp 2.95% 4/1/2031		8,630,000	8,017,242
			162,569,501
IT Services - 0.0%
ASGN Inc 4.625% 5/15/2028 (o)		220,000	213,333
Beignet Investor LLC 6.581% 5/30/2049 (o)		21,000,000	22,304,558
CDW LLC / CDW Finance Corp 2.67% 12/1/2026		5,350,000	5,293,981
CDW LLC / CDW Finance Corp 5.1% 3/1/2030		18,200,000	18,483,531
CDW LLC / CDW Finance Corp 5.55% 8/22/2034		10,150,000	10,215,908
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		1,140,000	1,119,066
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		125,000	122,860
CoreWeave Inc 9% 2/1/2031 (o)		700,000	675,406
CoreWeave Inc 9.25% 6/1/2030 (o)		1,065,000	1,043,114
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (o)		1,530,000	1,431,353
			60,903,110
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 1.95% 2/15/2028		2,879,000	2,783,164
Broadcom Inc 2.45% 2/15/2031		63,916,000	59,080,322
Broadcom Inc 2.6% 2/15/2033		23,971,000	21,338,644
Broadcom Inc 3.137% 11/15/2035 (o)		6,850,000	5,989,328
Broadcom Inc 3.187% 11/15/2036 (o)		6,678,000	5,760,939
Broadcom Inc 3.419% 4/15/2033		10,171,000	9,526,650
Broadcom Inc 3.5% 2/15/2041		20,866,000	17,285,075
Broadcom Inc 3.75% 2/15/2051		1,693,000	1,305,327
Broadcom Inc 4.15% 11/15/2030		1,724,000	1,729,415
Broadcom Inc 4.6% 7/15/2030		10,250,000	10,480,341
Broadcom Inc 4.8% 2/15/2036		17,350,000	17,392,834
Broadcom Inc 4.9% 7/15/2032		10,200,000	10,505,708
Broadcom Inc 5.05% 7/12/2029		16,700,000	17,279,248
Broadcom Inc 5.15% 11/15/2031		16,700,000	17,486,577
Broadcom Inc 5.7% 1/15/2056		6,824,000	7,007,360
Entegris Inc 4.375% 4/15/2028 (o)		1,255,000	1,244,271
Entegris Inc 5.95% 6/15/2030 (o)		990,000	1,009,537
Micron Technology Inc 2.703% 4/15/2032		2,039,000	1,864,129
Micron Technology Inc 3.366% 11/1/2041		2,223,000	1,762,262
Micron Technology Inc 3.477% 11/1/2051		2,229,000	1,634,685
Micron Technology Inc 5.3% 1/15/2031		9,833,000	10,327,520
Micron Technology Inc 5.65% 11/1/2032		7,400,000	7,887,692
Micron Technology Inc 5.8% 1/15/2035		8,600,000	9,209,818
Micron Technology Inc 6.05% 11/1/2035		7,400,000	8,038,481
ON Semiconductor Corp 3.875% 9/1/2028 (o)		500,000	489,454
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(o)		225,857	241,396
			248,660,177
Software - 0.2%
Cloud Software Group Inc 6.5% 3/31/2029 (o)		890,000	872,802
Cloud Software Group Inc 9% 9/30/2029 (o)		1,070,000	1,047,797
Crowdstrike Holdings Inc 3% 2/15/2029		655,000	621,997
Elastic NV 4.125% 7/15/2029 (o)		1,510,000	1,426,615
Ellucian Holdings Inc 6.5% 12/1/2029 (o)		445,000	436,375
Fair Isaac Corp 4% 6/15/2028 (o)		1,130,000	1,106,276
Fair Isaac Corp 6% 5/15/2033 (o)		1,020,000	1,030,992
Fiserv Funding ULC 3.5% 6/15/2032	EUR	733,000	854,599
Gen Digital Inc 6.25% 4/1/2033 (o)		475,000	472,716
Oracle Corp 2.875% 3/25/2031		7,473,000	6,792,000
Oracle Corp 3.6% 4/1/2040		290,000	219,152
Oracle Corp 3.8% 11/15/2037		1,325,000	1,089,703
Oracle Corp 4.45% 9/26/2030		10,372,000	10,172,377
Oracle Corp 4.8% 9/26/2032		15,178,000	14,830,807
Oracle Corp 4.95% 2/4/2031		12,030,000	12,005,359
Oracle Corp 5.2% 9/26/2035		13,817,000	13,352,097
Oracle Corp 5.35% 5/4/2033		12,470,000	12,512,037
Oracle Corp 5.375% 7/15/2040		135,000	123,504
Oracle Corp 5.7% 2/4/2036		4,600,000	4,602,576
Oracle Corp 5.875% 9/26/2045		17,411,000	15,775,501
Oracle Corp 5.95% 9/26/2055		18,208,000	16,022,925
Oracle Corp 6% 8/3/2055		1,414,000	1,245,604
Oracle Corp 6.1% 9/26/2065		19,925,000	17,265,498
Oracle Corp 6.55% 2/4/2046		13,800,000	13,447,431
Oracle Corp 6.7% 2/4/2056		13,800,000	13,382,691
Oracle Corp 6.85% 2/4/2066		13,800,000	13,220,584
UKG Inc 6.875% 2/1/2031 (o)		715,000	693,656
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030 (o)		925,000	1,053,494
			175,677,165
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (o)		360,000	370,495
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (o)		2,115,000	2,231,662
			2,602,157
TOTAL INFORMATION TECHNOLOGY			650,412,110
Materials - 0.1%
Chemicals - 0.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(o)		589,519	509,934
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (o)		825,000	823,582
Axalta Coating Systems LLC 3.375% 2/15/2029 (o)		435,000	419,587
Celanese US Holdings LLC 6.5% 4/15/2030		615,000	630,111
Celanese US Holdings LLC 6.75% 4/15/2033		425,000	435,753
Celanese US Holdings LLC 6.85% 11/15/2028 (c)		7,635,000	8,034,654
Celanese US Holdings LLC 7% 2/15/2031		1,075,000	1,107,361
Celanese US Holdings LLC 7.05% 11/15/2030 (c)		15,417,000	16,437,236
Celanese US Holdings LLC 7.2% 11/15/2033 (c)		7,254,000	7,793,306
Celanese US Holdings LLC 7.375% 2/15/2034		515,000	529,067
Chemours Co/The 4.625% 11/15/2029 (o)		555,000	525,702
Chemours Co/The 5.75% 11/15/2028 (o)		1,015,000	1,020,901
Chemours Co/The 7.875% 3/15/2034 (d)(o)		310,000	309,613
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (o)		2,309,000	2,358,944
International Flavors & Fragrances Inc 1.832% 10/15/2027 (o)		1,819,000	1,756,051
International Flavors & Fragrances Inc 2.3% 11/1/2030 (o)		2,599,000	2,370,088
LSB Industries Inc 6.25% 10/15/2028 (o)		460,000	462,408
Methanex US Operations Inc 6.25% 3/15/2032 (o)		710,000	734,852
Olin Corp 6.625% 4/1/2033 (o)		525,000	512,647
Olympus Water US Holding Corp 6.75% 8/1/2032 (o)		210,000	206,726
Scih Salt Hldgs Inc 6.625% 5/1/2029 (o)		620,000	618,450
WR Grace Holdings LLC 5.625% 8/15/2029 (o)		320,000	306,540
WR Grace Holdings LLC 6.625% 8/15/2032 (o)		750,000	758,720
WR Grace Holdings LLC 7% 8/1/2033 (o)		295,000	300,354
			48,962,587
Construction Materials - 0.0%
Amrize Finance US LLC 4.7% 4/7/2028		1,949,000	1,979,174
CRH America Finance Inc 4.4% 2/9/2031		19,890,000	20,038,256
Quikrete Holdings Inc 6.375% 3/1/2032 (o)		1,005,000	1,044,494
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (o)		410,000	435,577
VM Consolidated Inc 5.5% 4/15/2029 (o)		575,000	564,404
			24,061,905
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (o)		885,000	855,493
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (o)		685,000	653,789
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (o)		315,000	322,407
Ball Corp 2.875% 8/15/2030		965,000	897,508
Ball Corp 3.125% 9/15/2031		955,000	886,575
Ball Corp 5.5% 9/15/2033		625,000	643,173
Ball Corp 6% 6/15/2029		395,000	407,238
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (o)		605,000	609,568
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (o)		275,000	279,216
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (o)		1,440,000	1,479,496
Graphic Packaging International LLC 3.75% 2/1/2030 (o)		395,000	373,819
Graphic Packaging International LLC 6.375% 7/15/2032 (o)		870,000	881,296
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (o)		515,000	534,661
			8,824,239
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (o)		170,000	179,728
Alumina Pty Ltd 6.375% 9/15/2032 (o)		1,220,000	1,266,652
Cleveland-Cliffs Inc 7% 3/15/2032 (o)		265,000	269,141
Cleveland-Cliffs Inc 7.5% 9/15/2031 (o)		760,000	793,248
Cleveland-Cliffs Inc 7.625% 1/15/2034 (o)		420,000	431,034
Commercial Metals Co 3.875% 2/15/2031		915,000	870,028
Commercial Metals Co 4.375% 3/15/2032		220,000	210,739
Commercial Metals Co 5.75% 11/15/2033 (o)		425,000	433,621
Commercial Metals Co 6% 12/15/2035 (o)		130,000	133,152
Kaiser Aluminum Corp 5.875% 3/1/2034 (o)		215,000	217,394
Novelis Corp 3.875% 8/15/2031 (o)		470,000	429,532
			5,234,269
TOTAL MATERIALS			87,083,000
Real Estate - 0.9%
Diversified REITs - 0.2%
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036		1,095,000	1,094,874
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		14,650,000	14,916,117
Piedmont Operating Partnership LP 2.75% 4/1/2032		3,748,000	3,265,263
Piedmont Operating Partnership LP 5.625% 1/15/2033		13,500,000	13,566,403
Piedmont Operating Partnership LP 6.875% 7/15/2029		10,020,000	10,652,034
Store Capital LLC 2.7% 12/1/2031		4,208,000	3,764,492
Store Capital LLC 2.75% 11/18/2030		3,456,000	3,178,786
Store Capital LLC 4.625% 3/15/2029		2,374,000	2,384,958
VICI Properties LP 4.75% 2/15/2028		14,680,000	14,825,932
VICI Properties LP 4.75% 4/1/2028		6,305,000	6,366,945
VICI Properties LP 4.95% 2/15/2030		21,594,000	21,950,709
VICI Properties LP 5.125% 11/15/2031		5,400,000	5,497,948
VICI Properties LP 5.125% 5/15/2032		14,187,000	14,390,333
VICI Properties LP 5.75% 4/1/2034		4,314,000	4,481,694
Vornado Realty LP 2.15% 6/1/2026		4,402,000	4,367,601
Vornado Realty LP 3.4% 6/1/2031		12,870,000	11,766,065
WP Carey Inc 2.4% 2/1/2031		3,511,000	3,203,784
WP Carey Inc 3.85% 7/15/2029		1,991,000	1,975,161
WP Carey Inc 4.25% 7/23/2032	EUR	300,000	369,304
			142,018,403
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 2% 5/18/2032		8,258,000	7,097,433
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		7,224,000	7,371,111
Alexandria Real Estate Equities Inc 5.25% 3/15/2036		23,250,000	23,264,640
Healthcare Realty Holdings LP 3.1% 2/15/2030		1,868,000	1,789,061
Healthcare Realty Holdings LP 3.5% 8/1/2026		1,945,000	1,937,125
Healthpeak OP LLC 4.75% 1/15/2033		22,285,000	22,397,171
National Health Investors Inc 5.35% 2/1/2033		3,761,000	3,803,589
Omega Healthcare Investors Inc 3.25% 4/15/2033		25,514,000	23,038,558
Omega Healthcare Investors Inc 3.375% 2/1/2031		11,878,000	11,209,330
Omega Healthcare Investors Inc 3.625% 10/1/2029		8,376,000	8,161,981
Omega Healthcare Investors Inc 4.5% 4/1/2027		716,000	717,110
Omega Healthcare Investors Inc 4.75% 1/15/2028		11,294,000	11,402,828
Ventas Realty LP 2.5% 9/1/2031		25,590,000	23,284,938
Ventas Realty LP 3% 1/15/2030		16,847,000	16,151,028
Ventas Realty LP 4% 3/1/2028		2,553,000	2,551,865
Ventas Realty LP 4.4% 1/15/2029		6,227,000	6,287,977
Ventas Realty LP 4.75% 11/15/2030		16,500,000	16,858,524
Ventas Realty LP 5.1% 7/15/2032		14,363,000	14,849,232
			202,173,501
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (o)		945,000	928,228
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (o)		300,000	310,611
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (d)(o)		385,000	387,809
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (o)		560,000	579,475
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (o)		440,000	457,068
			2,663,191
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		1,445,000	1,339,986
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	690,000	815,244
			2,155,230
Office REITs - 0.1%
Boston Properties LP 4.5% 12/1/2028		4,766,000	4,806,087
COPT Defense Properties LP 2% 1/15/2029		7,631,000	7,204,135
COPT Defense Properties LP 2.25% 3/15/2026		3,486,000	3,483,427
COPT Defense Properties LP 2.75% 4/15/2031		8,767,000	8,096,354
COPT Defense Properties LP 2.9% 12/1/2033		17,416,000	15,108,765
COPT Defense Properties LP 4.5% 10/15/2030		2,765,000	2,777,071
Hudson Pacific Properties LP 3.95% 11/1/2027		2,573,000	2,446,828
Hudson Pacific Properties LP 4.65% 4/1/2029		10,668,000	9,494,520
Hudson Pacific Properties LP 5.95% 2/15/2028		17,949,000	17,244,527
Kilroy Realty LP 5.875% 10/15/2035		3,943,000	3,886,999
			74,548,713
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/2027		4,382,000	4,295,287
Brandywine Operating Partnership LP 4.55% 10/1/2029		1,896,000	1,788,606
Brandywine Operating Partnership LP 8.3% 3/15/2028		16,730,000	17,655,152
Brandywine Operating Partnership LP 8.875% 4/12/2029		22,481,000	23,882,084
CBRE Services Inc 2.5% 4/1/2031		10,225,000	9,328,787
Essex Portfolio LP 5.5% 4/1/2034		4,442,000	4,633,052
Extra Space Storage LP 4.95% 1/15/2033		10,409,000	10,575,220
Howard Hughes Corp/The 4.375% 2/1/2031 (o)		1,105,000	1,050,979
Tanger Properties LP 2.75% 9/1/2031		16,949,000	15,502,057
Tanger Properties LP 3.125% 9/1/2026		2,628,000	2,612,712
Tanger Properties LP 3.875% 7/15/2027		11,191,000	11,163,769
Taylor Morrison Communities Inc 5.75% 1/15/2028 (o)		655,000	668,094
Taylor Morrison Communities Inc 5.75% 11/15/2032 (o)		335,000	346,153
			103,501,952
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		1,482,000	1,335,887
American Homes 4 Rent LP 3.375% 7/15/2051		2,291,000	1,546,594
American Homes 4 Rent LP 3.625% 4/15/2032		8,742,000	8,297,800
American Homes 4 Rent LP 4.3% 4/15/2052		5,604,000	4,446,701
American Homes 4 Rent LP 4.95% 6/15/2030		2,538,000	2,589,839
American Homes 4 Rent LP 5.5% 7/15/2034		10,177,000	10,508,019
Invitation Homes Operating Partnership LP 2% 8/15/2031		2,893,000	2,549,694
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		13,560,000	13,197,896
Invitation Homes Operating Partnership LP 4.875% 2/1/2035		8,722,000	8,657,814
Invitation Homes Operating Partnership LP 4.95% 1/15/2033		13,634,000	13,729,356
Sun Communities Operating LP 2.3% 11/1/2028		4,282,000	4,089,939
Sun Communities Operating LP 2.7% 7/15/2031		9,688,000	8,890,701
Sun Communities Operating LP 4.2% 4/15/2032		9,341,000	9,157,972
UDR Inc 2.1% 8/1/2032		4,480,000	3,898,823
UDR Inc 5.125% 9/1/2034		5,000,000	5,107,101
			98,004,136
Retail REITs - 0.2%
Agree LP 4.8% 10/1/2032		6,806,000	6,931,644
Agree LP 5.6% 6/15/2035		16,159,000	17,052,997
Agree LP 5.625% 6/15/2034		18,770,000	19,810,400
Brixmor Operating Partnership LP 4.05% 7/1/2030		10,487,000	10,393,059
Brixmor Operating Partnership LP 4.125% 5/15/2029		20,383,000	20,417,862
Brixmor Operating Partnership LP 4.125% 6/15/2026		5,362,000	5,360,712
Brixmor Operating Partnership LP 4.85% 2/15/2033		6,561,000	6,618,823
Brixmor Operating Partnership LP 5.5% 2/15/2034		6,800,000	7,081,237
Kimco Realty OP LLC 2.25% 12/1/2031		15,265,000	13,749,857
Kite Realty Group LP 5.5% 3/1/2034		5,568,000	5,809,905
Kite Realty Group Trust 4.75% 9/15/2030		20,325,000	20,721,819
NNN REIT Inc 5.6% 10/15/2033		12,000,000	12,651,889
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031		5,917,000	5,374,891
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		7,122,000	7,134,526
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035		9,000,000	9,002,541
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034		12,448,000	13,177,857
Realty Income Corp 2.1% 3/15/2028		1,631,000	1,573,920
Realty Income Corp 2.85% 12/15/2032		300,000	273,338
Realty Income Corp 3.375% 6/20/2031	EUR	900,000	1,072,239
Regency Centers LP 4.5% 3/15/2033		1,616,000	1,616,562
Regency Centers LP 5.1% 1/15/2035		10,000,000	10,224,678
Simon Property Group LP 2.45% 9/13/2029		3,008,000	2,859,711
			198,910,467
Specialized REITs - 0.0%
American Tower Corp 2.1% 6/15/2030		3,550,000	3,259,545
American Tower Corp 3.625% 5/30/2032	EUR	1,150,000	1,384,644
American Tower Corp 4.7% 12/15/2032		9,720,000	9,831,840
American Tower Corp 4.9% 3/15/2030		7,500,000	7,707,203
Iron Mountain Inc 4.875% 9/15/2029 (o)		1,050,000	1,040,456
Millrose Properties Inc 6.375% 8/1/2030 (o)		1,040,000	1,066,936
SBA Communications Corp 3.125% 2/1/2029		2,395,000	2,302,724
			26,593,348
TOTAL REAL ESTATE			850,568,941
Utilities - 0.8%
Electric Utilities - 0.6%
AEP Texas Inc 5.7% 5/15/2034		2,023,000	2,142,889
AEP Texas Inc 5.85% 10/15/2055		12,751,000	12,745,865
AEP Transmission Co LLC 5.375% 6/15/2035		5,000,000	5,225,113
Alabama Power Co 3.05% 3/15/2032		18,116,000	17,006,908
Alabama Power Co 5.1% 4/2/2035		8,723,000	9,041,641
American Electric Power Co Inc 5.8% 3/15/2056 (c)		430,000	432,092
American Electric Power Co Inc 6.05% 3/15/2056 (c)		430,000	431,511
American Transmission Systems Inc 2.65% 1/15/2032 (o)		5,846,000	5,349,729
Clearway Energy Operating LLC 3.75% 2/15/2031 (o)		1,355,000	1,283,651
Clearway Energy Operating LLC 4.75% 3/15/2028 (o)		140,000	139,543
Clearway Energy Operating LLC 5.75% 1/15/2034 (o)		565,000	572,445
Cleco Corporate Holdings LLC 3.375% 9/15/2029		11,796,000	11,232,091
Cleco Corporate Holdings LLC 3.743% 5/1/2026		19,755,000	19,724,422
Cleco Corporate Holdings LLC 4.973% 5/1/2046		8,304,000	7,363,880
Cleco Power LLC 5.3% 1/15/2036 (o)		5,294,000	5,414,105
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (o)		5,498,000	5,416,578
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		2,055,000	2,184,414
Consolidated Edison Co of New York Inc 5.125% 3/15/2035		9,000,000	9,299,481
Consolidated Edison Co of New York Inc 5.2% 3/1/2033		8,097,000	8,483,769
Consolidated Edison Co of New York Inc 5.5% 3/15/2034		5,000,000	5,303,576
Consolidated Edison Co of New York Inc 5.5% 3/15/2055		9,000,000	8,830,426
Consolidated Edison Co of New York Inc 6.3% 8/15/2037		5,000,000	5,597,496
DPL LLC/Ohio 4.35% 4/15/2029		7,785,000	7,667,761
Duke Energy Carolinas LLC 4.95% 1/15/2033		8,000,000	8,292,832
Duke Energy Corp 2.45% 6/1/2030		5,890,000	5,519,895
Duke Energy Corp 2.55% 6/15/2031		4,359,000	4,011,387
Duke Energy Corp 3.85% 6/15/2034	EUR	1,450,000	1,735,755
Duke Energy Corp 4.3% 3/15/2028		2,316,000	2,334,475
Duke Energy Corp 4.5% 8/15/2032		12,535,000	12,640,525
Duke Energy Corp 4.95% 9/15/2035		3,815,000	3,822,562
Duke Energy Corp 5% 8/15/2052		17,535,000	15,539,525
Duke Energy Corp 6.1% 9/15/2053		8,700,000	8,999,732
Duke Energy Indiana LLC 4.9% 7/15/2043		1,678,000	1,608,932
Duquesne Light Holdings Inc 2.532% 10/1/2030 (o)		7,005,000	6,484,141
Duquesne Light Holdings Inc 2.775% 1/7/2032 (o)		11,501,000	10,429,080
Duquesne Light Holdings Inc 3.616% 8/1/2027 (o)		2,736,000	2,713,766
Edison International 7.875% 6/15/2054 (c)		534,000	555,914
Edison International 8.125% 6/15/2053 (c)		160,000	166,318
Eversource Energy 6.1% 8/15/2056 (c)		440,000	442,006
Eversource Energy 6.35% 8/15/2056 (c)		310,000	311,976
Exelon Corp 2.75% 3/15/2027		269,000	265,829
Exelon Corp 3.35% 3/15/2032		20,066,000	18,962,732
Exelon Corp 4.05% 4/15/2030		4,724,000	4,709,878
Exelon Corp 4.1% 3/15/2052		379,000	297,446
Exelon Corp 5.15% 3/15/2029		6,500,000	6,718,920
Exelon Corp 5.3% 3/15/2033		9,000,000	9,431,034
Exelon Corp 5.45% 3/15/2034		7,200,000	7,562,034
Exelon Corp 5.6% 3/15/2053		6,800,000	6,599,888
FirstEnergy Corp 2.25% 9/1/2030		5,756,000	5,289,220
FirstEnergy Corp 2.65% 3/1/2030		11,794,000	11,142,577
FirstEnergy Corp 3.4% 3/1/2050		7,000,000	4,903,880
FirstEnergy Pennsylvania Electric Co 5.2% 4/1/2028 (o)		6,490,000	6,637,102
FirstEnergy Transmission LLC 4.55% 1/15/2030		3,100,000	3,146,211
FirstEnergy Transmission LLC 4.75% 1/15/2033		13,738,000	13,853,530
Georgia Power Co 4.65% 5/16/2028		5,500,000	5,589,415
Georgia Power Co 5.25% 3/15/2034		8,750,000	9,139,186
Hawaiian Electric Co Inc 6% 10/1/2033 (o)		310,000	315,973
Indianapolis Power & Light Co 5.7% 4/1/2054 (o)		5,000,000	5,057,406
IPALCO Enterprises Inc 4.25% 5/1/2030		8,967,000	8,870,560
IPALCO Enterprises Inc 5.75% 4/1/2034		22,200,000	22,875,205
ITC Holdings Corp 5.65% 5/9/2034 (o)		11,700,000	12,331,131
Monongahela Power Co 5.85% 2/15/2034 (o)		6,875,000	7,402,896
NRG Energy Inc 3.625% 2/15/2031 (o)		1,080,000	1,019,441
NRG Energy Inc 5.25% 6/15/2029 (o)		484,000	485,688
NRG Energy Inc 5.75% 1/15/2028		1,136,000	1,135,921
NRG Energy Inc 5.75% 1/15/2034 (o)		1,065,000	1,079,562
NRG Energy Inc 6% 1/15/2036 (o)		1,490,000	1,516,325
NRG Energy Inc 6.25% 11/1/2034 (o)		1,305,000	1,349,590
Ohio Edison Co 4.95% 12/15/2029 (o)		4,124,000	4,237,529
Pacific Gas and Electric Co 5.9% 10/1/2054		8,600,000	8,369,093
PG&E Corp 5% 7/1/2028		420,000	418,890
PG&E Corp 6.85% 9/15/2056 (c)		681,000	679,898
PG&E Corp 7.375% 3/15/2055 (c)		1,655,000	1,712,890
Pinnacle West Capital Corp 4.9% 5/15/2028		1,765,000	1,799,265
Pinnacle West Capital Corp 5.15% 5/15/2030		3,419,000	3,542,244
PPL Capital Funding Inc 5.25% 9/1/2034		7,291,000	7,533,356
Sierra Pacific Power Co 6.2% 12/15/2055 (c)		1,055,000	1,049,086
Southern Co/The 1.875% 9/15/2081 (c)	EUR	2,400,000	2,773,895
Southern Co/The 3.7% 4/30/2030		9,229,000	9,088,800
Southern Co/The 4.4% 7/1/2046		8,095,000	6,922,087
Southern Co/The 4.85% 3/15/2035		4,650,000	4,641,554
Southern Co/The 5.113% 8/1/2027 (p)		1,724,000	1,752,432
Southern Co/The 5.5% 3/15/2029		7,200,000	7,504,533
Southern Co/The 5.7% 3/15/2034		11,450,000	12,178,754
Tampa Electric Co 6.55% 5/15/2036		280,000	315,492
Union Electric Co 4.8% 3/15/2036		7,500,000	7,516,673
Virginia Electric and Power Co 2.3% 11/15/2031		2,300,000	2,073,768
Virginia Electric and Power Co 2.4% 3/30/2032		1,724,000	1,552,445
Virginia Electric and Power Co 3.75% 5/15/2027		2,000,000	1,997,647
Virginia Electric and Power Co 5.55% 8/15/2054		2,334,000	2,270,214
Vistra Operations Co LLC 4.375% 5/1/2029 (o)		630,000	622,964
Vistra Operations Co LLC 4.7% 1/31/2031 (o)		11,200,000	11,264,081
Vistra Operations Co LLC 5% 7/31/2027 (o)		3,190,000	3,185,400
Vistra Operations Co LLC 5.625% 2/15/2027 (o)		1,015,000	1,014,647
Vistra Operations Co LLC 7.75% 10/15/2031 (o)		1,525,000	1,611,559
Xcel Energy Inc 3.5% 12/1/2049		4,570,000	3,328,744
Xcel Energy Inc 4.8% 9/15/2041		311,000	289,761
Xcel Energy Inc 5.75% 12/3/2056 (c)		1,095,000	1,094,995
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (o)		410,000	425,560
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (o)		495,000	513,241
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (o)		350,000	370,598
			527,838,882
Gas Utilities - 0.0%
Boston Gas Co 4.487% 2/15/2042 (o)		1,118,000	980,311
Southern Co Gas Capital Corp 3.15% 9/30/2051		3,046,000	2,021,304
Southern Co Gas Capital Corp 5.1% 9/15/2035		7,546,000	7,685,347
			10,686,962
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031		51,451,000	47,710,218
AES Corp/The 3.95% 7/15/2030 (o)		21,858,000	21,479,635
Alpha Generation LLC 6.25% 1/15/2034 (o)		595,000	604,227
Alpha Generation LLC 6.75% 10/15/2032 (o)		800,000	831,214
Southern Power Co 4.25% 10/1/2030		7,399,000	7,435,666
Southern Power Co 4.9% 10/1/2035		7,734,000	7,706,023
Sunnova Energy Corp 5.875% (j)(k)(o)		760,000	1,900
Talen Energy Supply LLC 6.25% 2/1/2034 (o)		935,000	951,451
Talen Energy Supply LLC 6.5% 2/1/2036 (o)		980,000	1,007,605
TerraForm Power Operating LLC 5% 1/31/2028 (o)		421,000	421,535
			88,149,474
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co 3.25% 4/15/2028		2,069,000	2,048,311
Berkshire Hathaway Energy Co 3.7% 7/15/2030		161,000	159,428
DTE Energy Co 5.2% 4/1/2030		9,729,000	10,116,255
NiSource Inc 1.7% 2/15/2031		3,114,000	2,760,576
NiSource Inc 2.95% 9/1/2029		21,895,000	21,142,625
NiSource Inc 3.6% 5/1/2030		21,588,000	21,176,302
NiSource Inc 4.375% 5/15/2047		3,114,000	2,633,596
NiSource Inc 4.8% 2/15/2044		4,982,000	4,536,181
NiSource Inc 5% 6/15/2052		2,180,000	1,933,293
NiSource Inc 5.25% 2/15/2043		132,000	128,181
NiSource Inc 5.25% 3/30/2028		4,400,000	4,511,527
NiSource Inc 5.35% 4/1/2034		9,500,000	9,916,579
NiSource Inc 5.4% 6/30/2033		5,000,000	5,243,335
NiSource Inc 5.95% 6/15/2041		2,375,000	2,492,370
Public Service Enterprise Group Inc 4.9% 3/15/2030		2,250,000	2,316,515
Puget Energy Inc 2.379% 6/15/2028		6,588,000	6,348,873
Puget Energy Inc 4.1% 6/15/2030		7,982,000	7,878,348
Puget Energy Inc 4.224% 3/15/2032		27,701,000	27,074,400
Puget Energy Inc 5.725% 3/15/2035		19,712,000	20,395,424
Sempra 6.375% 4/1/2056 (c)		1,050,000	1,075,118
WEC Energy Group Inc 2.2% 12/15/2028		3,114,000	2,974,443
			156,861,680
TOTAL UTILITIES			783,536,998
TOTAL UNITED STATES			8,709,999,727
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (o)		415,000	416,335
First Quantum Minerals Ltd 7.25% 2/15/2034 (o)		235,000	245,885
First Quantum Minerals Ltd 8% 3/1/2033 (o)		1,145,000	1,220,135

TOTAL ZAMBIA			1,882,355
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,789,289,287)			10,984,637,929

Preferred Securities - 0.1%
		Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge Inc 5.75% 7/15/2080 (c)		3,553,000	3,641,501
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.5593% (b)(c)(u)		19,859,000	20,015,955
TOTAL CANADA			23,657,456
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (c)(m)(u)	EUR	650,000	722,251
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (c)(m)(u)	EUR	590,000	634,537
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 6.875% (c)(o)(u)		645,000	657,652
BNP Paribas SA 7.45% (c)(o)(u)		615,000	657,829

TOTAL FRANCE			1,315,481
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.748% (c)(m)(u)	EUR	500,000	597,154
Volkswagen International Finance NV 3.875% (c)(m)(u)	EUR	1,500,000	1,811,290
TOTAL CONSUMER DISCRETIONARY			2,408,444
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (c)(u)		2,550,000	2,674,692
Grand City Properties SA 1.5% (c)(m)(u)	EUR	1,500,000	1,782,944
TOTAL REAL ESTATE			4,457,636
TOTAL GERMANY			6,866,080
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (c)(m)(u)	EUR	195,000	230,757
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(k)(m)(u)	EUR	1,385,000	1,233,521

TOTAL SWEDEN			1,464,278
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(j)(k)(m)(u)		4,925,000	1,182,000
UBS Group AG 4.375% (c)(o)(u)		2,239,000	2,041,675
UBS Group AG 4.875% (c)(o)(u)		4,770,000	4,761,578

TOTAL SWITZERLAND			7,985,253
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(u)		1,025,000	1,104,904
Barclays PLC 8.875% (c)(m)(u)	GBP	500,000	722,360
HSBC Holdings PLC 7.05% (c)(u)		815,000	867,447
TOTAL FINANCIALS			2,694,711
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 5 year UK Government Bond + 4.135%, 7.884% (b)(c)(m)(u)	GBP	670,000	658,590
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (c)(m)(u)	GBP	1,135,000	1,577,612
TOTAL UNITED KINGDOM			4,930,913
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP Series G, 7.125% (c)(u)		1,210,000	1,279,955
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (b)(c)(u)		1,075,000	1,077,428
Sunoco LP 7.875% (c)(o)(u)		1,345,000	1,438,379
TOTAL ENERGY			3,795,762
Financials - 0.0%
Banks - 0.0%
Bank of America Corp 6.25% (c)(u)		1,475,000	1,526,426
BW Real Estate Inc 9.5% (c)(o)(u)		410,000	435,503
Citigroup Inc 6.5% (c)(u)		960,000	974,416
Citigroup Inc 6.625% (c)(u)		860,000	901,789
Citigroup Inc 6.75% (c)(u)		865,000	887,144
Citigroup Inc 6.875% (c)(u)		825,000	847,980
Citigroup Inc 7.125% (c)(u)		770,000	798,026
JPMorgan Chase & Co 6.5% (c)(u)		805,000	851,800
Wells Fargo & Co 7.625% (c)(u)		640,000	693,280
			7,916,364
Capital Markets - 0.0%
Bank of New York Mellon Corp/The 5.625% (c)(u)		875,000	874,829
Charles Schwab Corp/The 4% (c)(u)		1,030,000	983,384
Goldman Sachs Group Inc/The 6.85% (c)(u)		1,005,000	1,056,038
			2,914,251
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(u)		2,550,000	2,547,140
TOTAL FINANCIALS			13,377,755
TOTAL UNITED STATES			17,173,517
TOTAL PREFERRED SECURITIES (Cost $64,606,358)			64,749,766

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity SAI Short-Term Bond Fund (v) (Cost $611,399,508)	63,800,367	623,329,584

U.S. Government Agency - Mortgage Securities - 22.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 22.3%
Fannie Mae 2% 3/1/2052	8,166,695	6,829,027
Fannie Mae 2% 5/1/2052	1,450,845	1,221,364
Fannie Mae 2.5% 4/1/2052	10,128,728	8,907,184
Fannie Mae 2.5% 5/1/2052	736,443	645,325
Fannie Mae 2.5% 6/1/2052	22,234,293	19,622,278
Fannie Mae 3% 6/1/2052	578,472	532,307
Fannie Mae 3.5% 12/1/2036	1,968,224	1,944,808
Fannie Mae 3.5% 5/1/2036	1,497,227	1,482,671
Fannie Mae 5.5% 2/1/2055	15,333,280	15,804,450
Fannie Mae 5.5% 9/1/2054	234,381	238,652
Fannie Mae 6% 12/1/2054	18,646,363	19,576,738
Fannie Mae 6.5% 7/1/2054	5,422,066	5,728,323
Fannie Mae 7% 6/1/2054	225,456	240,978
Fannie Mae 7% 7/1/2054	207,101	221,957
Fannie Mae 7% 8/1/2054	351,009	374,077
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	5,463	5,649
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	1,198	1,235
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	589	605
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	2,440	2,521
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	5,030	5,219
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.369% 5/1/2035 (b)(c)	5,394	5,565
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.61%, 6.36% 8/1/2035 (b)(c)	2,633	2,721
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	1,039	1,077
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6669%, 6.391% 11/1/2036 (b)(c)	1,425	1,474
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6731%, 6.22% 3/1/2033 (b)(c)	2,288	2,358
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.511% 5/1/2036 (b)(c)	3,391	3,513
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6919%, 6.305% 7/1/2043 (b)(c)	58,079	60,907
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.592% 6/1/2042 (b)(c)	5,016	5,262
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7392%, 6.152% 3/1/2040 (b)(c)	9,325	9,748
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.279% 7/1/2035 (b)(c)	1,629	1,684
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	16,127	16,936
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	20,925	21,974
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	1,612	1,693
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8063%, 6.388% 12/1/2040 (b)(c)	180,056	189,087
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	3,003	3,142
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	3,286	3,451
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	2,807	2,948
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.593% 2/1/2042 (b)(c)	9,235	9,698
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.587% 2/1/2035 (b)(c)	11,066	11,506
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	951	990
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	12,703	13,292
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	2,333	2,409
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (b)(c)	8,042	8,320
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.379% 10/1/2033 (b)(c)	3,182	3,284
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.392% 7/1/2034 (b)(c)	2,038	2,101
Fannie Mae Mortgage pass-thru certificates 1% 12/1/2036	67,136,298	58,827,222
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	24,193,455	22,130,847
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	15,544,816	14,195,257
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	4,056,742	3,510,888
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	23,259,895	18,521,329
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	2,622,174	2,394,524
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	9,561,739	8,767,471
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	9,154,054	8,393,651
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,893,677	4,487,172
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	431,658	395,801
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	295,883	271,305
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2037	2,835,386	2,593,656
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	2,396,075	2,076,639
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (h)	30,765,798	26,399,107
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	43,062	34,357
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	8,430,802	7,730,478
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	299,402	274,531
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	8,927,239	7,731,475
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	150,663	119,970
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	647,161	591,988
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	479,732	438,832
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	470,544	430,428
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	2,491,105	2,154,352
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	26,909,947	21,520,285
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	18,779,329	14,924,213
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	620,636	567,724
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	616,665	564,091
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	195,955	178,943
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	2,547,428	2,201,663
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	904,749	719,017
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	4,723,041	4,313,000
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	640,361	584,766
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2031	4,972,745	4,757,776
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	333,690	304,720
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	29,325	23,305
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	10,066,905	9,192,923
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	673,381	614,920
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,772,370	1,424,591
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2050	65,522	52,337
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	325,451	258,640
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	88,118	80,908
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	11,064,122	10,343,070
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	34,965,847	29,282,306
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	31,231,609	26,242,891
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	198,414	166,349
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	7,719,252	6,880,922
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,639,989	1,463,556
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	33,568	29,942
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	8,532,741	7,220,444
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	4,408,244	3,690,326
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,360,473	1,138,909
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	37,364	31,582
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	29,503,810	24,791,078
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	20,357,252	17,181,867
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	8,253,927	6,940,661
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	3,526,772	2,976,655
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	285,052	265,896
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	44,460,729	39,985,095
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	12,998,476	11,594,520
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	10,380,426	9,257,716
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	4,830,067	4,063,074
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	2,807,620	2,350,377
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	2,788,024	2,333,972
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	28,488,166	24,044,497
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	17,920,021	15,068,803
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	4,943,245	4,153,646
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,039,785	877,597
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	720,143	607,813
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	588,396	494,961
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	38,710,578	36,187,798
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	467,963	436,003
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	3,595,314	3,231,493
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	2,617,339	2,360,039
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	3,869,751	3,447,885
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	10,874,986	9,103,908
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,868,237	2,400,225
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,296,148	1,931,530
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	185,542	156,833
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	12,240,121	10,284,970
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	10,961,834	9,217,719
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	8,909,485	7,491,914
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	6,085,845	5,136,557
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	2,594,982	2,555,279
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	2,094,314	1,957,827
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	631,558	590,399
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	570,144	531,205
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	437,392	408,887
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	433,619	405,495
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	226,188	212,296
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	30,156	27,073
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,457,743	1,227,171
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	100,713	84,531
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,836	10,773
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	16,326,691	13,744,290
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,126,249	949,869
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	820,269	685,913
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	502,752	424,174
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	553,434	515,810
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	559,500	522,688
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	4,110,144	3,688,015
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	442,127	372,195
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	330,325	279,007
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	189,367	158,941
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	42,464	35,615
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	14,866,333	12,519,563
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	13,399,461	11,280,061
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,443,830	8,788,660
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,090,538	8,494,513
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	6,017,724	5,065,897
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,521,099	3,801,756
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,219,412	3,542,795
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,693,851	3,117,673
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,162,434	1,825,131
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,402,859	1,173,077
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,099,978	927,713
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	754,601	636,660
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	505,931	421,639
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,024,173	922,443
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	17,235,664	14,412,540
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,714,755	3,942,499
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,208,636	2,683,076
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	504,420	426,212
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	90,296	76,324
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	5,907,915	4,940,225
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	250,331	208,624
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	13,524,156	12,706,177
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	648,553	606,692
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	11,836,620	10,631,625
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	35,316,552	33,180,508
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	33,168,582	31,162,453
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	24,120,430	22,661,559
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	17,138,350	16,101,775
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	14,806,299	13,910,772
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	722,193	675,127
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	740,839	667,148
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	168,328	150,738
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	430,593	357,103
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	346,486	325,530
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	241,575	225,680
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	8,645,933	7,737,773
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	38,722,172	32,440,158
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	6,007,556	5,059,216
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	831,091	699,897
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	7,923,494	6,638,042
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	7,859,454	6,564,742
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,036,668	872,698
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	448,464	376,129
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	138,804	116,416
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	572,162	535,411
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	2,436,709	2,041,395
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	2,420,462	2,026,989
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	1,250,147	1,055,145
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	2,459,467	2,194,531
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	2,577,819	2,159,612
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,896,473	2,816,393
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	193,837	188,217
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	147,990	142,757
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	111,127	107,156
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	91,790	88,614
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	85,824	82,724
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	191,046	177,366
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	337,583	307,408
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	98,301	89,272
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	25,394	23,104
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	23,307	21,214
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	13,319	12,109
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	54,372,816	48,138,191
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,337,694	2,052,841
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	15,156,683	13,338,231
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,912,710	5,153,433
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,264,052	3,736,474
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	806,955	711,652
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	641,392	565,643
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	603,253	532,007
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	435,582	384,139
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,808,079	2,731,399
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	629,425	612,448
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	572,156	540,218
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	9,115,667	8,070,425
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	955,473	845,018
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	37,164,906	32,392,397
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	5,119,076	4,485,709
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,578,101	1,391,724
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,835,896	1,785,744
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	89,573	85,536
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	11,955,796	11,007,886
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	8,781,451	8,059,064
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	5,578,293	5,123,851
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,793,102	3,493,953
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,541,754	3,261,693
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,731,794	1,594,378
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	13,687	12,458
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	42,600,861	37,130,297
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	22,907,849	20,159,436
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	20,586,112	18,039,056
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	15,578,407	13,650,939
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,423,746	3,000,137
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,446,665	1,280,784
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	5,133,406	4,989,765
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	12,643,012	12,293,135
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	11,033	10,082
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	3,188,765	2,804,194
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	18,056	15,867
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	23,641,725	20,716,608
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	12,339,094	10,858,688
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	11,800,858	10,340,774
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	384,858	334,956
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	38,152	33,467
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,544,753	1,503,073
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	259,042	248,501
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	5,254,923	4,850,630
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	8,850,479	8,156,790
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	196,134	178,310
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	172,279	151,287
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	7,362,528	6,552,820
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,066,447	924,501
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	974,092	849,005
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	523,045	457,840
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	457,468	403,440
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	6,914,379	6,633,020
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	6,148,024	5,897,850
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	15,960,134	15,295,725
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	1,656,073	1,535,752
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	131,393	122,018
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	2,048,498	1,902,228
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	17,939	16,299
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	9,631	8,741
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	16,182,722	14,200,712
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	322,598	284,600
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	16,334,960	14,370,037
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,704,275	3,266,793
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	91,643	80,276
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2053	89,657	78,031
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	787,743	768,197
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	2,781,680	2,705,660
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	6,183,116	5,904,463
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	6,237,438	5,892,651
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	4,999,467	4,611,449
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	3,902,214	3,583,555
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	148,232	134,772
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	40,271	36,561
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	22,796	20,760
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	18,149,213	16,141,875
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	25,103,787	21,997,774
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	22,539,088	19,834,918
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,634,488	3,200,705
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,770,322	1,565,670
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,009,514	984,459
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	982,871	957,814
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	890,438	868,346
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	873,279	851,308
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	857,150	835,309
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	708,281	690,681
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	344,111	335,795
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	17,799,676	17,053,125
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	1,705,530	1,581,384
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	2,417,276	2,229,408
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,823,952	1,690,466
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	554,884	510,753
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	228,846	210,385
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	66,954,914	59,089,259
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	45,387,154	39,799,910
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	34,468,476	30,419,226
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	27,093,313	23,910,475
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,734,523	14,742,456
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	14,674,781	12,804,086
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	184,556	161,894
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	6,215,239	5,465,670
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	579,847	509,916
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	320,621	279,048
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,268,960	1,236,621
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	804,879	784,365
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	783,531	764,090
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	3,147,368	2,915,817
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	23,645,188	20,867,424
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	991,735	864,072
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	390,008	380,200
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	452,373	418,714
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	3,484,292	3,209,196
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,904,906	1,759,050
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	7,243,637	6,442,477
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	6,393,356	5,660,266
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,170,531	2,800,049
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	31,240	27,658
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	568,626	554,137
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	487,424	475,151
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	5,182	4,694
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050 (g)	10,312,738	9,130,234
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	34,341,159	30,124,429
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	27,490,586	24,115,034
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	26,550,663	23,290,523
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,378,549	2,075,339
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	10,769,540	10,317,846
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	199,677	190,679
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	7,489,872	6,885,782
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	27,750,978	24,568,929
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	11,105,732	9,832,300
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	8,378,911	7,368,398
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	798,002	695,527
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	30,680	30,085
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	227,569	223,156
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	501,349	472,085
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	106,055	99,777
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	70,380	66,440
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	64,720	60,828
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	61,750	58,139
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	51,487	48,441
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	46,555	43,721
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	35,497	33,385
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	28,885	27,322
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,190	21,015
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,377	12,643
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,859	10,224
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,962	9,347
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,839	9,308
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,803	9,207
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,543	8,964
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,542	8,025
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,095	7,607
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,037	7,576
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,555	7,108
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,300	6,871
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,168	6,744
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,581	3,352
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	43,039	40,681
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	8,876,349	8,095,857
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	8,631,006	7,810,052
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	8,262,619	7,476,704
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,235,632	1,120,419
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	343,830	312,845
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	33,958	33,317
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	849,913	826,441
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	45,118	42,397
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	379,493	352,528
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	45,397	41,604
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (f)	41,182,902	37,780,500
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	21,011,359	19,229,503
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	6,465,855	5,895,296
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	1,171,916	1,147,394
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	46,333	45,417
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,117,374	1,100,930
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	248,571	234,302
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	37,355	35,137
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	26,783	25,236
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,358	17,198
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,971	8,459
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,935	7,507
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,959	7,483
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,336	6,980
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,930	6,485
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	5,114,974	4,709,973
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,751,723	1,597,695
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	23,429,535	21,581,720
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	22,729,174	20,830,051
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,842,829	16,329,678
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	14,011,228	12,840,528
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,550,391	10,563,648
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,606,063	6,882,598
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	249,996	229,733
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	168,516	154,857
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	2,704	2,676
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	4,512,182	4,436,816
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,161,686	2,125,681
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	191,258	186,892
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	147,497	139,074
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	65,640	61,744
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	37,915	35,681
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,954	22,442
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,469	22,091
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	22,242	20,938
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,609	20,339
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,311	20,005
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	20,831	19,631
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,152	9,626
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,704	7,260
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,733	6,342
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,031	4,711
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,875	4,587
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,408	4,176
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,089	2,930
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	19,109,169	17,620,003
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	16,125,684	14,707,762
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	24,995,187	22,852,052
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	9,453,835	8,619,611
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	6,081,253	5,567,436
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,410,437	4,036,412
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	485,132	440,504
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,885,136	1,860,753
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,632,347	1,612,752
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	77,317	75,763
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	95,898	93,801
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	777,978	766,892
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	415,475	390,428
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	304,033	285,805
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	222,900	209,855
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	164,678	154,907
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	145,627	136,893
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	85,328	80,328
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	77,297	72,654
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	63,893	59,933
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	37,994	35,839
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,429	29,558
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	30,321	28,386
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,221	16,152
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,754	10,111
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,610	5,254
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,973	4,684
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,267	2,178
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	6,696,327	6,166,116
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	4,785,305	4,406,408
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	734,955	670,331
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	26,300,968	23,930,806
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (e)	25,634,629	23,436,667
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	19,753,895	17,912,004
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	12,473,654	11,404,139
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	7,916,770	7,203,336
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,122,763	1,931,466
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	37,744	34,343
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	88,996	87,447
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	77,255	75,816
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	295,632	286,544
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	111,747	105,203
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	29,555	27,801
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	21,337	20,061
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	8,970	8,424
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,122	6,697
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,229	4,919
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	4,523	4,260
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	31,776	29,659
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	81,002	75,787
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	32,326	29,986
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	2,717,771	2,525,511
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	9,212,007	8,482,606
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	4,777,823	4,403,997
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	23,700,811	21,764,943
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	17,645,926	16,110,873
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	9,227,341	8,395,801
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	7,122,923	6,558,934
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,169,476	2,003,800
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	30,143	27,333
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	142,682	139,765
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	116,500	114,222
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	44,828	43,952
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	2,796,208	2,732,375
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	132,986	130,116
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	82,353	77,460
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	16,025	15,048
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	15,332	14,411
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,277	13,411
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	339,352	316,936
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	21,290,400	19,976,244
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	9,281,129	8,543,354
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	20,185,151	18,574,287
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	7,311,561	6,682,369
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,489,274	2,275,061
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	365,626	334,619
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	653,444	640,306
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	366,842	344,376
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	300,359	282,420
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	44,782	42,086
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	27,382	25,737
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	21,844	20,511
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	19,695	18,492
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,167	10,497
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,891	5,539
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,936	4,616
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	47,805	44,481
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	3,539	3,309
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	717,030	660,256
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	87,082	79,561
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	560,414	509,561
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,740	6,299
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,864	4,558
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,836	4,533
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	3,501	3,276
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	288,213	270,882
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	62,931,897	57,870,323
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,584,640	3,289,608
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	14,503	14,233
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	2,215,433	2,184,555
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	94,973	92,263
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	392,817	380,200
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	70,394	66,410
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	16,662	15,664
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	717,531	672,337
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	16,724	15,711
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	9,711	9,101
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	5,591	5,274
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	20,473	19,127
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	17,929	16,744
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046 (f)	3,100,527	2,882,159
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,945,333	4,549,128
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	76,189	68,966
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	26,733,631	24,524,981
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	1,251,083	1,138,340
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	817,619	747,003
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	14,814,655	13,539,789
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	12,652,218	11,563,439
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	14,478	14,329
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	346,154	339,641
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2034	3,279,360	3,225,378
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	45,564	44,216
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	204,464	191,789
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	86,049	80,633
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	11,955	11,198
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	99,649	92,613
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	90,397	83,937
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	33,274	30,800
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	1,420,345	1,319,423
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	40,664,434	37,266,742
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	4,337,597	3,986,016
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	8,337,452	7,651,243
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	9,590,233	8,818,896
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	9,135,601	8,346,587
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	5,663,459	5,176,094
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	210,531	206,608
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	32,140	31,535
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	115,653	113,239
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	4,866,401	4,785,104
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	234,492	220,527
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	38,111	35,737
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	30,730	28,774
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	13,995	13,134
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,196,148	2,969,047
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	1,173,897	1,090,487
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	781,540	711,110
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	4,483	4,329
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	51,666	49,492
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	24,350	23,301
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	5,425	5,279
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	61,245	59,388
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	192,000	185,850
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	24,824	24,020
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,625,493	1,556,652
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	5,483,525	5,275,283
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,832,324	3,705,937
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	19,148,339	18,520,698
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	3,297,688	3,133,296
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	2,063,299	1,956,573
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	842,858	796,627
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	21,630	20,464
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	3,045	3,020
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2034	155,571	153,800
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	7,883	7,668
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	467,413	452,561
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	169,604	164,249
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	108,210	105,208
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	44,068	42,678
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	26,482	25,652
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	12,348	11,993
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,815	7,558
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	113,412	108,934
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	12,703,963	12,142,119
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	5,014,205	4,826,920
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	464,529	439,485
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	41,714	39,465
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	49,872	48,238
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	26,919	26,005
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	25,657	24,812
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,564	14,048
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	9,089	8,799
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,669	7,410
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	25,231	24,391
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	7,358	7,061
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	833,541	802,408
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	3,308,511	3,177,698
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	2,878,813	2,723,606
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	2,487,320	2,474,611
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	119,351	115,783
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	32,909	31,910
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	11,619	11,250
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	6,366	6,140
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	19,132	18,466
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	16,321,289	15,779,698
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	611,670	585,765
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	140,137	134,202
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	22,463	21,610
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	381,721	366,867
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	241,276	230,606
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	19,512,123	18,447,963
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	7,624,379	7,213,323
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	3,073,288	3,035,413
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	89,902	86,771
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	20,400	19,742
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	19,429	18,719
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	827,045	793,570
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	106,765	102,444
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	6,678,866	6,333,395
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	4,655,087	4,414,299
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	2,640,458	2,503,877
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,721,466	1,635,111
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	35,438	33,448
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	103,246	99,623
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	90,759	87,752
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	780,253	750,378
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	104,881	100,210
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	18,976,982	18,096,196
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	17,022,004	16,093,651
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,348,857	1,282,037
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	31,532	30,550
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	16,569	16,035
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	5,419	5,246
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	241,628	233,509
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	186,096	179,711
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	32,863	31,763
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	22,624	21,878
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	9,970	9,644
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	367,123	352,493
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	8,713,981	8,320,428
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	2,252,744	2,187,586
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	383,669	368,979
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (e)	69,735,551	66,368,133
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	2,463,938	2,329,559
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	110,998	105,222
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	293,768	283,753
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	187,993	181,633
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	6,474	6,239
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	3,217	3,122
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	102,195	97,898
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	298,035	287,089
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	84,150	80,876
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	725,068	697,307
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	412,316	396,529
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	2,296,812	2,185,185
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,624,572	1,536,986
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	140,101	132,548
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	236,541	229,154
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	10,125	9,812
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	5,949	5,760
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	188,264	181,898
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	5,035	4,878
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,897,004	1,816,071
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	1,502,355	1,434,504
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	547,924	542,541
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	185,708	183,883
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2038	13,982	13,809
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	14,979	14,501
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	19,034	18,357
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	13,400,010	12,973,130
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	8,950,403	8,453,871
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,381,839	1,316,839
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	4,495,650	4,444,460
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	700,073	693,195
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	202,186	195,852
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	65,040	63,113
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	27,638	26,730
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	231,172	224,059
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	36,962	35,797
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	7,510	7,258
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	13,381	12,882
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	144,429	138,313
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	436,904	420,585
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	222,239	213,244
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	3,797,057	3,625,569
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	26,882,364	25,626,261
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,076,013	1,020,355
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	16,804,070	15,858,195
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	16,744,207	15,851,935
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	23,893	22,567
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	3,086,252	3,055,933
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	2,098,294	2,074,402
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	113,230	109,670
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	108,372	104,930
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	59,373	57,490
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	35,027	33,902
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	32,360	31,422
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	21,023	20,407
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	18,422	17,836
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,338	10,009
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,128	8,858
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	1,802,698	1,730,859
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	3,304,486	3,181,061
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	20,206,592	19,117,186
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	15,943,262	15,103,635
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	15,648,409	14,814,530
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	5,823,993	5,510,001
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	3,815,096	3,611,796
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	816,710	773,699
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	6,336	6,171
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	16,408	15,968
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	8,049	7,962
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	404,749	403,448
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	34,345	34,214
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,984	13,934
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,028	10,995
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,555	9,519
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,197	4,184
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,626	3,617
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	826	824
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	505,484	503,765
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	37,704	37,529
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,449	5,415
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	1,653	1,650
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,488,328	1,481,770
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	39,220	38,835
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	17,848	17,564
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	36,290	35,497
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	439,642	434,709
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	1,255	1,251
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	104,694	104,393
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	92,471	92,048
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	19,737	19,697
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	16,479	16,429
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,984	10,953
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	428,200	426,527
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	300,172	298,921
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	17,909	17,823
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	5,757	5,735
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,698	1,698
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	855,029	851,329
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	48,630	48,165
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	383,055	378,996
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	536,894	535,197
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	134,724	134,421
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	121,730	121,253
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	113,880	113,398
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	107,584	107,203
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	103,862	103,571
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	99,332	99,065
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	92,599	92,309
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	88,372	87,961
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	80,604	80,304
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	78,322	78,104
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	75,696	75,379
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	69,880	69,660
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	54,044	53,814
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	51,333	51,090
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	45,789	45,620
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	45,332	45,230
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,126	35,957
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	30,376	30,342
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,430	12,342
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,753	10,719
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,806	3,795
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,913	1,910
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	285,287	284,151
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	163,195	162,530
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	140,032	139,421
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	6,316	6,277
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	190,997	189,014
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	1,021,211	1,004,645
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	587,066	580,662
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	76,964	76,124
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	277,143	276,116
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,211	5,190
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,798	4,792
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,440	4,430
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,732	3,724
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,456	3,435
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,115	3,103
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,306	2,300
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	57,307	57,040
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	42,705	42,527
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	12,315	12,264
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	8,306	8,271
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	17,401	17,335
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	28,089	27,846
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	26,369	26,144
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	71,697	70,889
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	340,476	336,656
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	334,143	333,086
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	43,033	42,892
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,311	12,269
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,469	5,446
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,065	4,054
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,720	3,709
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,144	3,132
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	356,211	354,567
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	28,694	28,599
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	22,589	22,454
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,539	8,529
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,801	3,789
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,440	3,421
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	294,873	291,593
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	93,913	92,860
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	293,008	289,720
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2053	63,010	61,299
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	9,509	9,508
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	7,327	7,310
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	3,122	3,115
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,138	17,054
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	16,777	16,715
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,258	9,225
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,345	8,328
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,475	7,450
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	6,653	6,622
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,500	3,493
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,335	2,328
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	166,447	165,520
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	19,379	19,301
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	17,338	17,264
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	10,839	10,788
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	10,101	10,046
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	49,944	49,479
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	46,148	45,696
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	8,416,274	8,377,420
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	572,419	566,637
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	37,325	36,894
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	148,747	148,108
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	103,724	103,284
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	48,808	48,598
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	29,307	29,167
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	21,839	21,720
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	18,847	18,727
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	14,285	14,216
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,364	6,333
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	2,661	2,655
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	49,214	48,869
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	67,776,056	67,176,334
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	47,405,606	47,191,960
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	43,268	42,852
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	13,760	13,611
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	9,414	9,313
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	114,001	112,686
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	119,672	117,768
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	76,634	75,415
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	54,788	53,916
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	11,058	10,882
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	878,455	863,107
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	81,947	81,027
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	3,982,031	3,997,077
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	552,741	544,811
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	217,902	214,503
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	23,116	22,749
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	49,648,751	48,765,804
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	30,094,479	29,606,304
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	49,141	48,972
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	97,994	97,080
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	605,110	597,753
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	9,607	9,535
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	541,137	535,742
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	306,852	302,258
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	81,367	80,454
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	3,311	3,305
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	26,140	25,959
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	9,409	9,339
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	7,868	7,808
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	101,456	100,411
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	62,423	61,904
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	61,548	60,859
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	837,773	824,183
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,515,787	2,449,033
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	617,139	621,014
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	16,670	16,605
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	8,453	8,420
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	19,861	19,777
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,035	8,982
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	7,724	7,687
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,839	4,831
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,149	2,141
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	647,254	640,396
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	9,319	9,226
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	442,027	437,205
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	34,147	33,775
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	747,558	738,936
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	34,424,169	33,778,626
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	14,681	14,741
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	1,252	1,269
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,271	6,375
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	4,937	4,971
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	146,827	147,249
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	20,531	20,590
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	761,010	762,248
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	171,320	174,182
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	8,958	9,110
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	7,149	7,268
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	12,278	12,485
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	417,452	424,165
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	59,290	59,553
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	5,378,017	5,403,572
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	9,353	9,512
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	5,310	5,400
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	47,923	48,739
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	2,573	2,614
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,109,354	1,128,244
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	30,250	30,764
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	56,258	56,913
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	9,592	9,704
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	102,923	104,681
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	19,710	19,798
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,575	6,604
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	16,613	16,833
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	4,156	4,213
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	84,101	85,506
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	17,237	17,531
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	17,089	17,377
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,921	3,988
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,949	2,998
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,888	2,937
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	93,581	95,161
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	7,463	7,564
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	1,945	1,974
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	53,503	53,891
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	11,623	11,707
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	9,515,034	9,589,982
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	4,580	4,634
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,943	4,010
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,581	1,608
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	97,096	98,660
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	587,969	597,968
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	5,463	5,501
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	75,925	76,143
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	34,239	34,337
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,562,742	3,569,652
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	288,518	288,798
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	94,717	96,529
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	31,977	32,422
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	11,175	11,365
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	567	572
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	7,213	7,335
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	57,876	58,549
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	513,563	522,271
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	75,357	76,628
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	40,375	40,731
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	46,119	46,381
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,310	11,375
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	9,039	9,102
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	84,197	84,440
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	17,578	17,628
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	554,230	562,092
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	156,454	158,617
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	97,877	99,205
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,719	2,764
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	6,376	6,484
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	35,041	35,617
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	16,692	16,968
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	17,967	18,176
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	56,084	56,403
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	46,678	46,906
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	30,963	31,139
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	14,115	14,253
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	12,612	12,684
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	10,913	10,975
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	2,214,718	2,252,157
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	58,257	58,370
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	7,131,854	7,268,263
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,268	1,289
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	3,006	3,057
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	42,487	42,729
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	16,842	16,958
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	7,764	7,818
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	48,280	49,203
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	151,252	153,460
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	192,719	195,824
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	50,157	50,709
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	9,662	9,747
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	2,730	2,754
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	692,357	696,512
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	21,507	21,636
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	12,954	13,011
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	8,047	8,101
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	87	87
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,485	1,500
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	713	718
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	110,300	112,148
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	14,828	15,080
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,538	4,614
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,721	2,767
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	626	637
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	3,468	3,527
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	1,497	1,522
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	23,517	23,790
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	558,003	561,352
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	220,893	224,633
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	96,571	97,000
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	22,233	22,510
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,109	11,256
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,905	10,030
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,424	7,528
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,660	6,749
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,482	3,528
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,385	3,430
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,733	1,750
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,696	1,716
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	815	826
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2035	169,800	167,769
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	3,015	3,044
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	128,362	130,817
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,113	1,132
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,065	1,083
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	4,717	4,798
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	3,066	3,115
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	3,271,564	3,273,819
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,259	24,577
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,155	11,306
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,103	11,250
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,866	8,982
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,174	4,231
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,755	3,806
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	57,411	58,260
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	26,384	26,754
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,549	1,571
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	6,193	6,298
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	1,642	1,670
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	99,560	101,249
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	241,152	245,257
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	14,783	15,030
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	102,892	103,349
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	23,090	23,193
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	8,983,424	9,026,112
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	1,060	1,072
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	117,017	121,148
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	20,518,763	20,907,947
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	7,158,949	7,290,259
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	155,901	160,014
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	13,012,832	13,292,181
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	12,698,808	12,939,669
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	8,125,602	8,269,564
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	346,616	352,947
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	8,751,122	8,911,637
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	487,519	500,396
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	85,285	87,672
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	4,141	4,238
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	9,088	9,423
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	220,743	225,852
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	190,525	193,505
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	11,408	11,813
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,889	5,060
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	34,163	34,422
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	10,003	10,367
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	3,499,482	3,583,355
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	504,866	518,058
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	177,912	182,563
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	13,613	14,091
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	7,197	7,460
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	1,295,328	1,325,564
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	18,320	18,755
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	2,798	2,866
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	178,879	183,916
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	15,153	15,709
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	7,110	7,370
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	1,066,377	1,083,056
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,015	2,087
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	16,942	17,567
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	5,991	6,211
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	27,950,073	28,567,551
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	2,556,843	2,606,937
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	1,979,909	2,023,650
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	1,455,726	1,484,247
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	21,547	21,841
Fannie Mae Mortgage pass-thru certificates 5.31% 8/1/2041 (c)	153,856	157,161
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2033	386	401
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	1,079,980	1,102,443
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	19,771,481	20,491,635
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	19,910,446	20,385,226
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,345,098	4,497,593
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	369	383
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	212,681	220,561
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	1,070,418	1,091,678
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,780,869	2,846,346
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	636	657
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	218	225
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	6,216,525	6,407,987
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	2,656,159	2,711,405
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	2,654,770	2,709,987
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	1,866,062	1,904,728
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	5,480,385	5,580,071
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	56,710	57,795
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	16,813,186	17,361,225
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	17,658,351	18,213,245
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	6,532,252	6,653,928
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	6,446,250	6,567,734
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	16,763,792	17,306,292
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	11,939,725	12,326,112
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	2,385,917	2,468,347
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	13,049,901	13,369,242
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	151,538	154,855
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	2,275,493	2,320,687
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	21,964,182	22,674,974
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	14,684,818	15,140,537
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	8,124,225	8,404,908
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	5,175,785	5,367,138
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2032	437	451
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	11,270,716	11,539,476
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	189,431	193,150
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (b)(c)	1,219	1,249
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	1,026	1,053
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.907% 12/1/2034 (b)(c)	1,262	1,293
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.066% 10/1/2033 (b)(c)	466	477
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	665	684
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	1,151	1,195
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,323	2,453
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	437	461
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	44,323	47,030
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	42,787	45,494
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,120	3,319
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	1,155,983	1,204,450
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	461,598	481,059
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	22,620,072	23,693,935
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	12,511,080	13,097,210
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	5,843,111	6,122,333
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	32,107	33,700
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	17,129	18,025
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,693	2,848
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,458	2,599
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,749	1,851
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	418	438
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	274	290
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	210	222
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	41,228	43,665
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	1,117,037	1,159,131
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	9,873,617	10,383,744
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	20,227,555	21,173,614
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	38,567,027	40,397,955
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	33,086,604	34,550,858
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	74,787	78,464
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	13,207	13,908
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,855	6,154
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	753	797
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	582	616
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	7,298	7,775
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	23,943,912	24,803,697
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	79,622,815	83,122,900
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	27,966,473	29,239,529
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	10,371,113	10,856,179
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,069,951	4,261,578
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	17,452	18,605
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	26,650,976	27,855,822
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	3,926,244	4,122,147
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	385,908	403,794
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	374,654	392,294
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	372,038	389,171
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	22,843	23,936
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	14,942	15,895
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,315	1,400
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	8,039,651	8,285,656
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	15,070,230	15,765,658
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,291,302	1,330,007
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	852	900
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	2,709	2,868
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	51,872	55,088
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	25,486,516	26,250,446
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	53,927	55,342
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	21,687,352	22,688,132
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	7,824	8,218
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,950	2,062
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,110	1,169
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	26,117	27,589
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	17,084,890	17,841,252
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	11,470,602	11,964,076
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	27,339,497	28,158,968
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	33,145,327	34,729,223
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	1,007,961	1,056,128
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	7,619	8,038
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,611	2,748
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,560	2,699
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	365	384
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	165	174
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	77	79
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	6,866	7,306
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	16,767,348	17,367,763
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	98,016	104,165
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	17,268,153	18,075,798
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	3,826,760	3,996,174
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	26,707,270	27,756,086
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	26,213,629	27,406,894
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	15,794,156	16,262,633
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	15,094,786	15,810,215
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	38,757,718	39,990,734
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	35,282,175	36,866,196
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	14,966,813	15,677,346
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	13,630,932	14,204,567
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	882,246	922,531
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	417,828	436,789
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,555	4,797
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,856	1,954
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,214	1,279
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	574	604
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	56	58
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	113,641	118,912
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	36,360,212	37,438,708
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	22,821,848	23,910,639
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	20,957,911	21,939,766
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	14,521,239	15,172,750
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,201	2,259
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	23,697	25,001
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,099	3,261
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	916	970
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	479	507
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	390	411
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	53	55
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,138	3,335
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	2,810,816	2,916,738
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	7,007,187	7,284,555
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	39,347,584	40,514,689
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	16,112,226	16,870,842
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	294,027	308,790
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	13,598,945	14,389,159
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	5,871,440	6,232,803
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	3,383	3,616
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	12,720,151	13,438,431
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	4,633	4,851
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	44,896	47,187
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	493	528
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	20,538,553	21,738,436
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	4,061,886	4,300,455
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	126,365	133,040
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	172	183
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,053	1,126
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	1,432,385	1,514,679
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	1,022,317	1,081,643
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	160,134	169,301
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	146,562	155,335
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	122,480	129,789
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	5,801,696	6,054,519
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	44,317,597	46,917,064
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	10,473,634	11,098,607
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	135	145
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	10,157,792	10,748,046
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2054	999,722	1,056,190
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	1,638	1,746
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	14,205,113	15,034,990
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	8,463,376	8,832,187
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	9,368,868	9,942,556
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	194,636	206,919
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	13,567	14,205
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,724	2,851
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	5,633	5,930
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	241	257
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	355,653	374,857
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	323,275	339,711
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	10,841,767	11,302,363
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	6,820,105	7,205,222
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	5,697,183	6,074,528
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,663,057	4,935,477
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,076,864	3,256,618
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	9,332,212	9,918,237
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	5,123,879	5,452,043
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,434	2,601
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	429	459
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	326	349
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	41,068	43,118
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	32,175	33,781
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	7,440	7,827
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	14,022,702	14,841,923
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	7,710,194	8,163,041
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	6,789,648	7,212,297
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	5,196,127	5,526,077
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	143	153
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	9,678,064	10,239,686
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	143,273	150,810
Fannie Mae Mortgage pass-thru certificates 6.783% 2/1/2039 (c)	42,419	44,395
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	226	227
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	8	9
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	34	36
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	375	396
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	87	92
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	5,335,214	5,671,674
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	3,453,440	3,672,577
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	3,018,447	3,216,585
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	149	149
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	3	4
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	12	13
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	171	180
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	59	62
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	47	49
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	79	84
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	147	157
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	110	116
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	1,951,597	2,079,704
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	27	28
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	16	17
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	43	45
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	29	30
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	29	30
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	407	427
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	6,788,094	7,244,816
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	431,458	457,743
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	324,369	343,614
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	105,786	112,945
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	113	113
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	76	77
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	400	420
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	200	211
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	91	96
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	3,252,100	3,458,461
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,512,715	1,597,382
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	476,197	503,825
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	177	186
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	140	147
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	39	41
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	381	400
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	207	218
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	12	13
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	106	111
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	684	730
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	5,053,299	5,383,430
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	2,684	2,835
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	170	179
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	83	87
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	83	88
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	227	241
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	155	165
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	1,691	1,775
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	6,546	6,872
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	124	130
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	115	122
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	677	711
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	443	465
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,433	2,586
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	971	1,020
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	496	521
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	235	250
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	717	752
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	9	10
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	178	187
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	57	60
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	145	153
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	53	56
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	336	357
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	316	334
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	76	81
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,267	1,372
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	147,546	158,038
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	204	204
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	178	179
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	80	84
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	85	90
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	59	60
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	30	31
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	254	267
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	32	33
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	4,323	4,599
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,090	1,158
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	253,945	272,956
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	308	309
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	36	38
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	196	206
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	166	174
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	104	109
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	30	32
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	651	683
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,041	1,093
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	98	103
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	48	51
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	26	26
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	887	945
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	4,114,418	4,374,212
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	154,658	164,073
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	3,257,639	3,480,131
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	1,673,727	1,792,747
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	1,142,134	1,221,568
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	151	152
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	257	261
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	196	199
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	116	118
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	99	101
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	89	91
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	79	81
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	90	92
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	226	231
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	11	12
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	772	808
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	96	100
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	95	97
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	72	73
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	68	69
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	60	61
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	53	55
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	203	214
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	85	87
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	63	65
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	114	117
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	66	68
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	386	408
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	77	78
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	70	70
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	315	328
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	164	173
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	311	315
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	68	70
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	113	115
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	210	223
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	79	81
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,247	1,337
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	226	242
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	253	256
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	9	10
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	35	37
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	628	669
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	33	33
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	104	106
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	137	141
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	258	277
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	138	147
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	70	75
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	55	58
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	208	217
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	47	48
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	258	269
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	74	76
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	11	12
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	3,502	3,573
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	93	98
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	3,416	3,656
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	209	213
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	190	193
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	264	274
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	137	142
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	872	936
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	2,559	2,773
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	2,228	2,371
Freddie Mac Gold Pool 1.5% 1/1/2036	15,686,805	14,349,429
Freddie Mac Gold Pool 1.5% 1/1/2051	23,006,756	18,319,760
Freddie Mac Gold Pool 1.5% 10/1/2035	131,981	121,018
Freddie Mac Gold Pool 1.5% 11/1/2035	6,260,614	5,740,562
Freddie Mac Gold Pool 1.5% 11/1/2035	1,068,319	979,577
Freddie Mac Gold Pool 1.5% 11/1/2050	719,628	577,746
Freddie Mac Gold Pool 1.5% 12/1/2031	12,198,548	11,642,326
Freddie Mac Gold Pool 1.5% 12/1/2035	9,548,552	8,755,379
Freddie Mac Gold Pool 1.5% 12/1/2036	265,196	241,841
Freddie Mac Gold Pool 1.5% 12/1/2040	1,453,806	1,259,050
Freddie Mac Gold Pool 1.5% 12/1/2050	481,460	386,535
Freddie Mac Gold Pool 1.5% 12/1/2050	115,630	92,941
Freddie Mac Gold Pool 1.5% 2/1/2036	586,229	536,250
Freddie Mac Gold Pool 1.5% 2/1/2041	9,181,324	7,939,581
Freddie Mac Gold Pool 1.5% 2/1/2051	23,415,131	18,608,353
Freddie Mac Gold Pool 1.5% 3/1/2036	370,364	338,788
Freddie Mac Gold Pool 1.5% 3/1/2041	2,549,095	2,202,780
Freddie Mac Gold Pool 1.5% 3/1/2051	14,469,236	11,498,917
Freddie Mac Gold Pool 1.5% 3/1/2051	187,111	150,395
Freddie Mac Gold Pool 1.5% 4/1/2036	4,838,006	4,417,984
Freddie Mac Gold Pool 1.5% 4/1/2041	11,112,459	9,598,196
Freddie Mac Gold Pool 1.5% 4/1/2041	6,063,687	5,232,446
Freddie Mac Gold Pool 1.5% 4/1/2051 (e)	261,220,409	207,595,751
Freddie Mac Gold Pool 1.5% 5/1/2036	48,908,062	44,799,550
Freddie Mac Gold Pool 1.5% 5/1/2036	653,783	597,023
Freddie Mac Gold Pool 1.5% 6/1/2036	662,914	605,361
Freddie Mac Gold Pool 1.5% 6/1/2051	459,951	369,698
Freddie Mac Gold Pool 1.5% 8/1/2035	4,980,834	4,573,316
Freddie Mac Gold Pool 1.5% 8/1/2036	403,609	368,127
Freddie Mac Gold Pool 2% 1/1/2051	6,032,580	5,048,241
Freddie Mac Gold Pool 2% 1/1/2051	2,930,073	2,451,971
Freddie Mac Gold Pool 2% 1/1/2051	1,383,177	1,163,102
Freddie Mac Gold Pool 2% 1/1/2051	982,786	826,417
Freddie Mac Gold Pool 2% 1/1/2051	125,303	105,562
Freddie Mac Gold Pool 2% 1/1/2052	4,953,219	4,165,122
Freddie Mac Gold Pool 2% 1/1/2052	3,103,428	2,620,316
Freddie Mac Gold Pool 2% 1/1/2052	874,506	738,098
Freddie Mac Gold Pool 2% 10/1/2041	1,011,406	902,165
Freddie Mac Gold Pool 2% 10/1/2051	20,741,767	17,428,622
Freddie Mac Gold Pool 2% 10/1/2051	1,521,165	1,279,136
Freddie Mac Gold Pool 2% 10/1/2051	1,483,020	1,251,694
Freddie Mac Gold Pool 2% 11/1/2041	6,420,421	5,724,658
Freddie Mac Gold Pool 2% 11/1/2050	86,479,421	72,395,556
Freddie Mac Gold Pool 2% 11/1/2050	15,185,182	12,835,533
Freddie Mac Gold Pool 2% 11/1/2050	241,321	203,981
Freddie Mac Gold Pool 2% 11/1/2050	26,639	22,368
Freddie Mac Gold Pool 2% 11/1/2051	21,416,156	17,995,289
Freddie Mac Gold Pool 2% 11/1/2051	11,109,119	9,320,740
Freddie Mac Gold Pool 2% 11/1/2051	5,447,896	4,581,092
Freddie Mac Gold Pool 2% 11/1/2051	2,051,210	1,724,846
Freddie Mac Gold Pool 2% 11/1/2051	1,266,608	1,065,080
Freddie Mac Gold Pool 2% 12/1/2035	1,527,017	1,427,501
Freddie Mac Gold Pool 2% 12/1/2051	30,388,188	25,553,184
Freddie Mac Gold Pool 2% 12/1/2051	455,434	384,394
Freddie Mac Gold Pool 2% 12/1/2051	319,842	269,952
Freddie Mac Gold Pool 2% 2/1/2036	825,265	769,419
Freddie Mac Gold Pool 2% 2/1/2036	587,750	549,446
Freddie Mac Gold Pool 2% 2/1/2036	512,615	479,208
Freddie Mac Gold Pool 2% 2/1/2041	3,940,594	3,537,687
Freddie Mac Gold Pool 2% 2/1/2042	2,284,207	2,033,387
Freddie Mac Gold Pool 2% 2/1/2051	64,199,771	54,265,948
Freddie Mac Gold Pool 2% 2/1/2052	43,074,893	36,194,411
Freddie Mac Gold Pool 2% 2/1/2052	33,760,768	28,346,959
Freddie Mac Gold Pool 2% 2/1/2052	10,522,377	8,769,265
Freddie Mac Gold Pool 2% 2/1/2052	4,480,946	3,773,593
Freddie Mac Gold Pool 2% 3/1/2036	458,435	428,416
Freddie Mac Gold Pool 2% 3/1/2036	13,878	12,952
Freddie Mac Gold Pool 2% 3/1/2041	2,388,170	2,151,607
Freddie Mac Gold Pool 2% 3/1/2051	19,896,822	16,668,901
Freddie Mac Gold Pool 2% 3/1/2052	35,654,108	29,713,848
Freddie Mac Gold Pool 2% 3/1/2052	14,063,922	11,799,870
Freddie Mac Gold Pool 2% 4/1/2042	25,599,410	22,981,706
Freddie Mac Gold Pool 2% 4/1/2052	7,180,205	6,024,314
Freddie Mac Gold Pool 2% 5/1/2036	787,207	735,905
Freddie Mac Gold Pool 2% 5/1/2041	2,096,137	1,878,063
Freddie Mac Gold Pool 2% 5/1/2051	52,072,142	43,982,318
Freddie Mac Gold Pool 2% 5/1/2051	3,367,942	2,834,181
Freddie Mac Gold Pool 2% 5/1/2051	2,281,794	1,920,881
Freddie Mac Gold Pool 2% 5/1/2051	1,085,931	910,776
Freddie Mac Gold Pool 2% 6/1/2035	5,261,004	4,942,803
Freddie Mac Gold Pool 2% 6/1/2041	3,489,998	3,124,981
Freddie Mac Gold Pool 2% 6/1/2050	131,959,906	110,634,130
Freddie Mac Gold Pool 2% 6/1/2050	17,849,698	15,031,980
Freddie Mac Gold Pool 2% 7/1/2041	31,457,869	28,193,873
Freddie Mac Gold Pool 2% 7/1/2041	15,621,867	13,978,459
Freddie Mac Gold Pool 2% 7/1/2050	404,546	340,685
Freddie Mac Gold Pool 2% 7/1/2051	4,922,367	4,111,491
Freddie Mac Gold Pool 2% 7/1/2051	1,398,615	1,168,217
Freddie Mac Gold Pool 2% 7/1/2051	1,280,341	1,077,829
Freddie Mac Gold Pool 2% 8/1/2050	1,910,015	1,608,504
Freddie Mac Gold Pool 2% 8/1/2051	3,722,444	3,116,214
Freddie Mac Gold Pool 2% 9/1/2050	54,535,781	45,688,278
Freddie Mac Gold Pool 2% 9/1/2050	4,695,259	3,930,599
Freddie Mac Gold Pool 2% 9/1/2050	887,104	746,790
Freddie Mac Gold Pool 2.5% 1/1/2033	831,685	806,433
Freddie Mac Gold Pool 2.5% 1/1/2033	10,059	9,750
Freddie Mac Gold Pool 2.5% 1/1/2041	751,638	693,769
Freddie Mac Gold Pool 2.5% 1/1/2042	8,566,000	7,859,420
Freddie Mac Gold Pool 2.5% 1/1/2051	23,478	20,617
Freddie Mac Gold Pool 2.5% 1/1/2052	10,418,991	9,168,953
Freddie Mac Gold Pool 2.5% 1/1/2052	234,114	205,880
Freddie Mac Gold Pool 2.5% 1/1/2052	24,470	21,580
Freddie Mac Gold Pool 2.5% 10/1/2031	97,596	95,204
Freddie Mac Gold Pool 2.5% 10/1/2040	4,053,511	3,749,880
Freddie Mac Gold Pool 2.5% 10/1/2041	4,153,480	3,815,276
Freddie Mac Gold Pool 2.5% 10/1/2050	11,384,801	10,036,677
Freddie Mac Gold Pool 2.5% 10/1/2050	10,894,866	9,645,613
Freddie Mac Gold Pool 2.5% 10/1/2051	476,567	417,603
Freddie Mac Gold Pool 2.5% 11/1/2031	2,382,437	2,317,320
Freddie Mac Gold Pool 2.5% 11/1/2041	17,529,765	16,158,349
Freddie Mac Gold Pool 2.5% 11/1/2041	2,434,933	2,240,684
Freddie Mac Gold Pool 2.5% 11/1/2041	1,610,764	1,485,047
Freddie Mac Gold Pool 2.5% 11/1/2049	263,154	231,417
Freddie Mac Gold Pool 2.5% 11/1/2050	8,588,230	7,584,679
Freddie Mac Gold Pool 2.5% 11/1/2050	8,140,449	7,199,398
Freddie Mac Gold Pool 2.5% 11/1/2050	3,135,765	2,764,446
Freddie Mac Gold Pool 2.5% 11/1/2051	16,128,605	14,233,867
Freddie Mac Gold Pool 2.5% 11/1/2051	2,367,524	2,063,499
Freddie Mac Gold Pool 2.5% 12/1/2041	37,218	34,143
Freddie Mac Gold Pool 2.5% 12/1/2050	2,881,419	2,548,321
Freddie Mac Gold Pool 2.5% 12/1/2051	18,494,510	16,206,241
Freddie Mac Gold Pool 2.5% 12/1/2051	15,435,527	13,525,737
Freddie Mac Gold Pool 2.5% 12/1/2051	5,211,402	4,542,183
Freddie Mac Gold Pool 2.5% 12/1/2051	818,047	721,434
Freddie Mac Gold Pool 2.5% 2/1/2042	3,279,273	3,027,385
Freddie Mac Gold Pool 2.5% 2/1/2050	1,439,358	1,265,769
Freddie Mac Gold Pool 2.5% 2/1/2051	63,491,481	56,092,222
Freddie Mac Gold Pool 2.5% 2/1/2051	71,834	63,081
Freddie Mac Gold Pool 2.5% 3/1/2047	245,047	216,566
Freddie Mac Gold Pool 2.5% 3/1/2051	3,953,788	3,472,012
Freddie Mac Gold Pool 2.5% 3/1/2052	50,037,674	43,549,569
Freddie Mac Gold Pool 2.5% 4/1/2042	1,619,809	1,486,912
Freddie Mac Gold Pool 2.5% 4/1/2052 (f)	8,670,678	7,646,655
Freddie Mac Gold Pool 2.5% 4/1/2052	1,347,426	1,172,713
Freddie Mac Gold Pool 2.5% 5/1/2041	19,819,273	18,274,302
Freddie Mac Gold Pool 2.5% 5/1/2041	6,926,218	6,427,191
Freddie Mac Gold Pool 2.5% 5/1/2051	22,105,066	19,287,181
Freddie Mac Gold Pool 2.5% 5/1/2051	10,751,953	9,488,847
Freddie Mac Gold Pool 2.5% 5/1/2051	1,545,461	1,363,905
Freddie Mac Gold Pool 2.5% 6/1/2031	293,572	286,774
Freddie Mac Gold Pool 2.5% 6/1/2031	185,826	181,333
Freddie Mac Gold Pool 2.5% 6/1/2041	1,939,579	1,785,004
Freddie Mac Gold Pool 2.5% 6/1/2052	151,677	132,010
Freddie Mac Gold Pool 2.5% 7/1/2031	315,748	308,115
Freddie Mac Gold Pool 2.5% 7/1/2041	3,646,839	3,376,883
Freddie Mac Gold Pool 2.5% 7/1/2050	20,977,466	18,572,097
Freddie Mac Gold Pool 2.5% 7/1/2050	10,919,173	9,643,247
Freddie Mac Gold Pool 2.5% 7/1/2051	14,776,914	13,004,026
Freddie Mac Gold Pool 2.5% 8/1/2031	533,051	519,985
Freddie Mac Gold Pool 2.5% 8/1/2032	431,383	418,424
Freddie Mac Gold Pool 2.5% 8/1/2041	1,315,087	1,210,803
Freddie Mac Gold Pool 2.5% 8/1/2050	36,651,076	32,448,503
Freddie Mac Gold Pool 2.5% 9/1/2041	2,868,032	2,648,749
Freddie Mac Gold Pool 3% 1/1/2033	97,664	95,867
Freddie Mac Gold Pool 3% 1/1/2033	74,744	73,273
Freddie Mac Gold Pool 3% 1/1/2033	52,766	51,786
Freddie Mac Gold Pool 3% 1/1/2034	39,061	38,307
Freddie Mac Gold Pool 3% 1/1/2043	44,824	42,233
Freddie Mac Gold Pool 3% 1/1/2043	44,251	41,458
Freddie Mac Gold Pool 3% 1/1/2052	15,456,064	14,111,512
Freddie Mac Gold Pool 3% 1/1/2052	5,094,940	4,635,800
Freddie Mac Gold Pool 3% 1/1/2052	5,008,527	4,557,174
Freddie Mac Gold Pool 3% 1/1/2052	1,376,026	1,252,023
Freddie Mac Gold Pool 3% 1/1/2052	652,679	593,862
Freddie Mac Gold Pool 3% 1/1/2052	187,513	170,615
Freddie Mac Gold Pool 3% 10/1/2042	15,457	14,537
Freddie Mac Gold Pool 3% 10/1/2049	11,898,478	10,904,308
Freddie Mac Gold Pool 3% 10/1/2051	20,009,248	18,324,881
Freddie Mac Gold Pool 3% 10/1/2051	1,305,315	1,204,408
Freddie Mac Gold Pool 3% 10/1/2051	264,561	240,389
Freddie Mac Gold Pool 3% 11/1/2042	6,371	6,022
Freddie Mac Gold Pool 3% 11/1/2049	11,199,326	10,323,069
Freddie Mac Gold Pool 3% 11/1/2049	9,522,981	8,789,789
Freddie Mac Gold Pool 3% 11/1/2050	1,193,497	1,088,554
Freddie Mac Gold Pool 3% 11/1/2051	6,632,147	6,032,406
Freddie Mac Gold Pool 3% 11/1/2051	3,675,833	3,344,578
Freddie Mac Gold Pool 3% 11/1/2051	2,872,841	2,619,336
Freddie Mac Gold Pool 3% 11/1/2051	328,603	298,990
Freddie Mac Gold Pool 3% 12/1/2030	592,037	583,324
Freddie Mac Gold Pool 3% 12/1/2032	1,217,013	1,196,684
Freddie Mac Gold Pool 3% 12/1/2032	25,809	25,344
Freddie Mac Gold Pool 3% 12/1/2042	678,165	639,288
Freddie Mac Gold Pool 3% 12/1/2042	56,799	53,552
Freddie Mac Gold Pool 3% 12/1/2042	21,096	19,872
Freddie Mac Gold Pool 3% 12/1/2046	1,365,155	1,269,622
Freddie Mac Gold Pool 3% 12/1/2050	9,747,335	8,890,258
Freddie Mac Gold Pool 3% 12/1/2051	1,054,355	959,340
Freddie Mac Gold Pool 3% 2/1/2033	563,333	555,306
Freddie Mac Gold Pool 3% 2/1/2033	44,344	43,468
Freddie Mac Gold Pool 3% 2/1/2034	5,488	5,368
Freddie Mac Gold Pool 3% 2/1/2037	183,790	178,788
Freddie Mac Gold Pool 3% 2/1/2037	10,244	9,965
Freddie Mac Gold Pool 3% 2/1/2043	48,785	46,113
Freddie Mac Gold Pool 3% 2/1/2043	31,956	30,066
Freddie Mac Gold Pool 3% 2/1/2043	21,379	20,159
Freddie Mac Gold Pool 3% 2/1/2043	9,055	8,510
Freddie Mac Gold Pool 3% 2/1/2050	1,373,757	1,264,984
Freddie Mac Gold Pool 3% 2/1/2052	5,945,716	5,409,906
Freddie Mac Gold Pool 3% 2/1/2052	1,721,996	1,564,662
Freddie Mac Gold Pool 3% 2/1/2052	868,784	789,406
Freddie Mac Gold Pool 3% 2/1/2052	746,363	679,103
Freddie Mac Gold Pool 3% 2/1/2052	727,650	659,802
Freddie Mac Gold Pool 3% 2/1/2052	683,186	623,754
Freddie Mac Gold Pool 3% 2/1/2052	657,663	596,341
Freddie Mac Gold Pool 3% 3/1/2033	170,850	167,616
Freddie Mac Gold Pool 3% 3/1/2043	23,882	22,501
Freddie Mac Gold Pool 3% 3/1/2050	21,465,466	19,618,269
Freddie Mac Gold Pool 3% 3/1/2052	19,185,022	17,444,137
Freddie Mac Gold Pool 3% 3/1/2052	15,488,685	14,223,578
Freddie Mac Gold Pool 3% 3/1/2052	2,558,928	2,328,326
Freddie Mac Gold Pool 3% 3/1/2052	1,709,117	1,572,722
Freddie Mac Gold Pool 3% 3/1/2052	34,601	31,634
Freddie Mac Gold Pool 3% 4/1/2032	10,616	10,452
Freddie Mac Gold Pool 3% 4/1/2032	3,674	3,620
Freddie Mac Gold Pool 3% 4/1/2034	578,333	566,602
Freddie Mac Gold Pool 3% 4/1/2037	1,996,306	1,938,256
Freddie Mac Gold Pool 3% 4/1/2043	9,757	9,197
Freddie Mac Gold Pool 3% 4/1/2046	69,564	64,739
Freddie Mac Gold Pool 3% 4/1/2046	58,232	54,193
Freddie Mac Gold Pool 3% 4/1/2050	21,615,610	19,755,492
Freddie Mac Gold Pool 3% 4/1/2050	2,715,054	2,499,229
Freddie Mac Gold Pool 3% 4/1/2052	2,355,061	2,159,757
Freddie Mac Gold Pool 3% 4/1/2052	2,051,660	1,877,671
Freddie Mac Gold Pool 3% 4/1/2052	1,526,703	1,395,323
Freddie Mac Gold Pool 3% 5/1/2045	30,385	28,292
Freddie Mac Gold Pool 3% 5/1/2046	1,125,316	1,047,270
Freddie Mac Gold Pool 3% 5/1/2046	171,420	159,532
Freddie Mac Gold Pool 3% 5/1/2051	2,706,373	2,472,632
Freddie Mac Gold Pool 3% 5/1/2051	864,629	790,494
Freddie Mac Gold Pool 3% 5/1/2051	627,827	572,034
Freddie Mac Gold Pool 3% 6/1/2031	80,929	79,771
Freddie Mac Gold Pool 3% 6/1/2031	31,135	30,696
Freddie Mac Gold Pool 3% 6/1/2031	18,551	18,278
Freddie Mac Gold Pool 3% 6/1/2031	10,666	10,521
Freddie Mac Gold Pool 3% 6/1/2031	10,192	10,033
Freddie Mac Gold Pool 3% 6/1/2031	7,870	7,745
Freddie Mac Gold Pool 3% 6/1/2031	6,817	6,725
Freddie Mac Gold Pool 3% 6/1/2035	1,097,489	1,071,063
Freddie Mac Gold Pool 3% 6/1/2046	1,115,096	1,037,759
Freddie Mac Gold Pool 3% 6/1/2050	5,442,391	5,009,765
Freddie Mac Gold Pool 3% 6/1/2052	8,186,971	7,449,187
Freddie Mac Gold Pool 3% 6/1/2052	439,011	401,781
Freddie Mac Gold Pool 3% 7/1/2032	17,193	16,901
Freddie Mac Gold Pool 3% 7/1/2045	63,840	59,529
Freddie Mac Gold Pool 3% 7/1/2045	23,652	22,411
Freddie Mac Gold Pool 3% 7/1/2052	14,708,411	13,465,669
Freddie Mac Gold Pool 3% 8/1/2032	23,570	23,170
Freddie Mac Gold Pool 3% 8/1/2032	15,418	15,153
Freddie Mac Gold Pool 3% 8/1/2042	8,754	8,269
Freddie Mac Gold Pool 3% 8/1/2042	6,778	6,383
Freddie Mac Gold Pool 3% 8/1/2045	26,769	24,917
Freddie Mac Gold Pool 3% 8/1/2045	16,026	14,996
Freddie Mac Gold Pool 3% 8/1/2050	17,464,885	16,087,483
Freddie Mac Gold Pool 3% 9/1/2049	153,398	141,588
Freddie Mac Gold Pool 3% 9/1/2051	3,802,183	3,466,671
Freddie Mac Gold Pool 3% 9/1/2051	2,571,804	2,347,274
Freddie Mac Gold Pool 3.5% 1/1/2045	143,794	139,393
Freddie Mac Gold Pool 3.5% 1/1/2046	135,772	130,325
Freddie Mac Gold Pool 3.5% 1/1/2046	42,524	40,906
Freddie Mac Gold Pool 3.5% 1/1/2048	1,987,456	1,897,695
Freddie Mac Gold Pool 3.5% 1/1/2048	1,596,456	1,524,355
Freddie Mac Gold Pool 3.5% 1/1/2048	54,900	52,712
Freddie Mac Gold Pool 3.5% 1/1/2048	40,630	39,087
Freddie Mac Gold Pool 3.5% 10/1/2034	3,208,611	3,175,153
Freddie Mac Gold Pool 3.5% 10/1/2040	50,056	48,606
Freddie Mac Gold Pool 3.5% 10/1/2042	510,880	495,072
Freddie Mac Gold Pool 3.5% 10/1/2042	245,940	238,427
Freddie Mac Gold Pool 3.5% 10/1/2042	29,419	28,525
Freddie Mac Gold Pool 3.5% 10/1/2042	4,182	4,050
Freddie Mac Gold Pool 3.5% 10/1/2047	156,429	150,587
Freddie Mac Gold Pool 3.5% 10/1/2048	2,035,634	1,942,152
Freddie Mac Gold Pool 3.5% 10/1/2049	1,017,974	974,225
Freddie Mac Gold Pool 3.5% 10/1/2051	10,340,365	9,782,881
Freddie Mac Gold Pool 3.5% 10/1/2051	1,263,607	1,202,984
Freddie Mac Gold Pool 3.5% 10/1/2052	658,432	623,756
Freddie Mac Gold Pool 3.5% 11/1/2033	2,055,548	2,033,726
Freddie Mac Gold Pool 3.5% 11/1/2033	1,124,262	1,111,198
Freddie Mac Gold Pool 3.5% 11/1/2040	104,227	101,413
Freddie Mac Gold Pool 3.5% 11/1/2045	15,812	15,227
Freddie Mac Gold Pool 3.5% 11/1/2045	4,082	3,920
Freddie Mac Gold Pool 3.5% 11/1/2047	1,148,052	1,104,454
Freddie Mac Gold Pool 3.5% 11/1/2047	178,129	171,118
Freddie Mac Gold Pool 3.5% 12/1/2033	171,166	169,882
Freddie Mac Gold Pool 3.5% 12/1/2040	100,199	97,474
Freddie Mac Gold Pool 3.5% 12/1/2045	9,762	9,375
Freddie Mac Gold Pool 3.5% 12/1/2046	134,167	128,634
Freddie Mac Gold Pool 3.5% 12/1/2047	269,989	258,097
Freddie Mac Gold Pool 3.5% 12/1/2047	264,535	254,489
Freddie Mac Gold Pool 3.5% 12/1/2048	373,795	356,629
Freddie Mac Gold Pool 3.5% 12/1/2051	8,447,023	7,983,696
Freddie Mac Gold Pool 3.5% 2/1/2034	1,821,634	1,796,175
Freddie Mac Gold Pool 3.5% 2/1/2034	1,619,113	1,607,202
Freddie Mac Gold Pool 3.5% 2/1/2043	6,925,557	6,706,337
Freddie Mac Gold Pool 3.5% 2/1/2043	133,818	129,906
Freddie Mac Gold Pool 3.5% 2/1/2043	54,671	53,198
Freddie Mac Gold Pool 3.5% 2/1/2045	12,016	11,630
Freddie Mac Gold Pool 3.5% 2/1/2048	826,483	790,078
Freddie Mac Gold Pool 3.5% 2/1/2048	442,997	425,343
Freddie Mac Gold Pool 3.5% 2/1/2048	277,396	265,177
Freddie Mac Gold Pool 3.5% 2/1/2052	5,795,091	5,477,225
Freddie Mac Gold Pool 3.5% 2/1/2052	5,630,588	5,349,898
Freddie Mac Gold Pool 3.5% 3/1/2032	969,614	963,544
Freddie Mac Gold Pool 3.5% 3/1/2045	323,114	311,286
Freddie Mac Gold Pool 3.5% 3/1/2045	88,127	85,068
Freddie Mac Gold Pool 3.5% 3/1/2045	69,985	67,517
Freddie Mac Gold Pool 3.5% 3/1/2045	28,040	27,189
Freddie Mac Gold Pool 3.5% 3/1/2046	6,232,836	6,005,104
Freddie Mac Gold Pool 3.5% 3/1/2046	6,884	6,618
Freddie Mac Gold Pool 3.5% 3/1/2048	325,616	310,968
Freddie Mac Gold Pool 3.5% 3/1/2052	9,861,468	9,365,551
Freddie Mac Gold Pool 3.5% 3/1/2052	9,022,418	8,552,906
Freddie Mac Gold Pool 3.5% 3/1/2052	3,641,317	3,458,656
Freddie Mac Gold Pool 3.5% 4/1/2034	3,196,163	3,169,758
Freddie Mac Gold Pool 3.5% 4/1/2040	123,611	120,364
Freddie Mac Gold Pool 3.5% 4/1/2042	1,232,816	1,199,772
Freddie Mac Gold Pool 3.5% 4/1/2042	10,873	10,559
Freddie Mac Gold Pool 3.5% 4/1/2043	214,728	207,913
Freddie Mac Gold Pool 3.5% 4/1/2043	70,560	68,395
Freddie Mac Gold Pool 3.5% 4/1/2046	380,517	364,945
Freddie Mac Gold Pool 3.5% 4/1/2046	262,445	252,279
Freddie Mac Gold Pool 3.5% 4/1/2046	23,260	22,359
Freddie Mac Gold Pool 3.5% 4/1/2047	5,552,973	5,279,623
Freddie Mac Gold Pool 3.5% 4/1/2048	210,073	201,570
Freddie Mac Gold Pool 3.5% 4/1/2052	13,788,725	13,122,889
Freddie Mac Gold Pool 3.5% 4/1/2052	7,673,461	7,326,902
Freddie Mac Gold Pool 3.5% 4/1/2052	1,520,273	1,439,260
Freddie Mac Gold Pool 3.5% 4/1/2052	1,308,751	1,243,918
Freddie Mac Gold Pool 3.5% 4/1/2052	238,670	225,429
Freddie Mac Gold Pool 3.5% 5/1/2032	151,617	150,839
Freddie Mac Gold Pool 3.5% 5/1/2034	199,690	198,030
Freddie Mac Gold Pool 3.5% 5/1/2040	235,495	229,376
Freddie Mac Gold Pool 3.5% 5/1/2040	41,880	40,782
Freddie Mac Gold Pool 3.5% 5/1/2045	740,592	712,351
Freddie Mac Gold Pool 3.5% 5/1/2045	41,723	40,161
Freddie Mac Gold Pool 3.5% 5/1/2045	22,201	21,397
Freddie Mac Gold Pool 3.5% 5/1/2045	9,891	9,602
Freddie Mac Gold Pool 3.5% 5/1/2046	2,636,498	2,542,611
Freddie Mac Gold Pool 3.5% 5/1/2046	88,054	84,643
Freddie Mac Gold Pool 3.5% 5/1/2046	22,608	21,683
Freddie Mac Gold Pool 3.5% 5/1/2046	8,820	8,477
Freddie Mac Gold Pool 3.5% 5/1/2046	6,751	6,465
Freddie Mac Gold Pool 3.5% 5/1/2047	5,764,273	5,476,919
Freddie Mac Gold Pool 3.5% 5/1/2047	3,803,161	3,613,570
Freddie Mac Gold Pool 3.5% 5/1/2049	66,178	62,920
Freddie Mac Gold Pool 3.5% 5/1/2052	15,324,656	14,551,130
Freddie Mac Gold Pool 3.5% 5/1/2052	12,340,809	11,729,465
Freddie Mac Gold Pool 3.5% 5/1/2052	432,311	409,679
Freddie Mac Gold Pool 3.5% 6/1/2032	745,770	740,960
Freddie Mac Gold Pool 3.5% 6/1/2040	208,803	203,606
Freddie Mac Gold Pool 3.5% 6/1/2042	5,547	5,384
Freddie Mac Gold Pool 3.5% 6/1/2045 (g)	1,237,466	1,193,137
Freddie Mac Gold Pool 3.5% 6/1/2045	897,394	863,884
Freddie Mac Gold Pool 3.5% 6/1/2045	146,240	141,030
Freddie Mac Gold Pool 3.5% 6/1/2045	66,965	64,599
Freddie Mac Gold Pool 3.5% 6/1/2045	15,844	15,287
Freddie Mac Gold Pool 3.5% 6/1/2048	186,865	178,459
Freddie Mac Gold Pool 3.5% 6/1/2049	146,171	140,026
Freddie Mac Gold Pool 3.5% 6/1/2052	171,131	162,172
Freddie Mac Gold Pool 3.5% 7/1/2032	241,914	240,370
Freddie Mac Gold Pool 3.5% 7/1/2032	65,039	64,616
Freddie Mac Gold Pool 3.5% 7/1/2040	19,904	19,359
Freddie Mac Gold Pool 3.5% 7/1/2042	4,372,761	4,236,619
Freddie Mac Gold Pool 3.5% 7/1/2042	62,758	60,982
Freddie Mac Gold Pool 3.5% 7/1/2046	30,233	28,996
Freddie Mac Gold Pool 3.5% 7/1/2046	12,231	11,757
Freddie Mac Gold Pool 3.5% 7/1/2047	2,776,721	2,673,008
Freddie Mac Gold Pool 3.5% 7/1/2051	4,496,866	4,257,235
Freddie Mac Gold Pool 3.5% 7/1/2052	1,179,849	1,118,082
Freddie Mac Gold Pool 3.5% 8/1/2034	337,646	334,762
Freddie Mac Gold Pool 3.5% 8/1/2038	84,280	83,239
Freddie Mac Gold Pool 3.5% 8/1/2040	133,918	130,423
Freddie Mac Gold Pool 3.5% 8/1/2042	796,500	772,558
Freddie Mac Gold Pool 3.5% 8/1/2042	118,204	114,607
Freddie Mac Gold Pool 3.5% 8/1/2047	4,315,114	4,153,940
Freddie Mac Gold Pool 3.5% 8/1/2047	507,820	488,852
Freddie Mac Gold Pool 3.5% 8/1/2047	323,302	311,227
Freddie Mac Gold Pool 3.5% 8/1/2048	140,385	134,070
Freddie Mac Gold Pool 3.5% 8/1/2048	62,391	59,525
Freddie Mac Gold Pool 3.5% 8/1/2049	16,828,760	16,063,457
Freddie Mac Gold Pool 3.5% 8/1/2051	1,740,982	1,658,545
Freddie Mac Gold Pool 3.5% 9/1/2040	107,922	105,197
Freddie Mac Gold Pool 3.5% 9/1/2042	9,564,516	9,260,373
Freddie Mac Gold Pool 3.5% 9/1/2042	5,442,050	5,266,988
Freddie Mac Gold Pool 3.5% 9/1/2042	1,665	1,612
Freddie Mac Gold Pool 3.5% 9/1/2043	88,124	85,258
Freddie Mac Gold Pool 3.5% 9/1/2046	3,121,651	3,004,148
Freddie Mac Gold Pool 3.5% 9/1/2046	363,724	348,726
Freddie Mac Gold Pool 3.5% 9/1/2047	85,748	82,545
Freddie Mac Gold Pool 3.5% 9/1/2047	71,027	68,375
Freddie Mac Gold Pool 3.5% 9/1/2048	953,631	909,837
Freddie Mac Gold Pool 3.5% 9/1/2048	164,282	156,737
Freddie Mac Gold Pool 3.5% 9/1/2048	139,916	133,491
Freddie Mac Gold Pool 3.5% 9/1/2052	1,548,405	1,467,344
Freddie Mac Gold Pool 4% 1/1/2036	577,319	585,708
Freddie Mac Gold Pool 4% 1/1/2039	117,337	118,198
Freddie Mac Gold Pool 4% 1/1/2041	42,536	42,450
Freddie Mac Gold Pool 4% 1/1/2041	20,224	20,203
Freddie Mac Gold Pool 4% 1/1/2041	5,371	5,358
Freddie Mac Gold Pool 4% 1/1/2042	17,839	17,780
Freddie Mac Gold Pool 4% 1/1/2043	11,555	11,485
Freddie Mac Gold Pool 4% 1/1/2044	34,840	34,579
Freddie Mac Gold Pool 4% 1/1/2044	26,707	26,537
Freddie Mac Gold Pool 4% 10/1/2041	340,964	339,964
Freddie Mac Gold Pool 4% 10/1/2041	42,533	42,411
Freddie Mac Gold Pool 4% 10/1/2041	31,577	31,492
Freddie Mac Gold Pool 4% 10/1/2042	16,817	16,740
Freddie Mac Gold Pool 4% 10/1/2042	8,625	8,621
Freddie Mac Gold Pool 4% 10/1/2042	6,079	6,043
Freddie Mac Gold Pool 4% 10/1/2043	86,765	86,190
Freddie Mac Gold Pool 4% 10/1/2043	28,965	28,747
Freddie Mac Gold Pool 4% 10/1/2043	12,489	12,398
Freddie Mac Gold Pool 4% 10/1/2043	11,323	11,270
Freddie Mac Gold Pool 4% 10/1/2044	57,703	57,219
Freddie Mac Gold Pool 4% 10/1/2045	21,500	21,362
Freddie Mac Gold Pool 4% 10/1/2052	923,913	908,926
Freddie Mac Gold Pool 4% 11/1/2040	82,893	82,700
Freddie Mac Gold Pool 4% 11/1/2041	55,360	55,158
Freddie Mac Gold Pool 4% 11/1/2041	5,791	5,793
Freddie Mac Gold Pool 4% 11/1/2041	2,523	2,516
Freddie Mac Gold Pool 4% 11/1/2042	733,358	731,440
Freddie Mac Gold Pool 4% 11/1/2042	594,573	592,744
Freddie Mac Gold Pool 4% 11/1/2042	76,208	75,882
Freddie Mac Gold Pool 4% 11/1/2042	66,509	66,153
Freddie Mac Gold Pool 4% 11/1/2042	38,737	38,571
Freddie Mac Gold Pool 4% 11/1/2042	22,694	22,562
Freddie Mac Gold Pool 4% 11/1/2042	2,111	2,115
Freddie Mac Gold Pool 4% 11/1/2043	28,567	28,438
Freddie Mac Gold Pool 4% 11/1/2047	1,537,653	1,513,002
Freddie Mac Gold Pool 4% 11/1/2048	246,018	242,027
Freddie Mac Gold Pool 4% 11/1/2051	121,851	120,522
Freddie Mac Gold Pool 4% 12/1/2033	626,548	629,730
Freddie Mac Gold Pool 4% 12/1/2040	10,268	10,254
Freddie Mac Gold Pool 4% 12/1/2040	4,316	4,308
Freddie Mac Gold Pool 4% 12/1/2042	3,708,445	3,697,325
Freddie Mac Gold Pool 4% 12/1/2042	31,242	31,062
Freddie Mac Gold Pool 4% 12/1/2042	17,381	17,343
Freddie Mac Gold Pool 4% 12/1/2045	1,665,750	1,658,491
Freddie Mac Gold Pool 4% 12/1/2045	5,949	5,896
Freddie Mac Gold Pool 4% 12/1/2047	11,526,570	11,341,779
Freddie Mac Gold Pool 4% 12/1/2047	796,321	783,554
Freddie Mac Gold Pool 4% 2/1/2041	142,027	141,760
Freddie Mac Gold Pool 4% 2/1/2041	5,675	5,659
Freddie Mac Gold Pool 4% 2/1/2042	149,330	148,789
Freddie Mac Gold Pool 4% 2/1/2042	29,570	29,500
Freddie Mac Gold Pool 4% 2/1/2043	58,405	58,085
Freddie Mac Gold Pool 4% 2/1/2043	44,576	44,305
Freddie Mac Gold Pool 4% 2/1/2043	35,003	34,777
Freddie Mac Gold Pool 4% 2/1/2043	19,250	19,128
Freddie Mac Gold Pool 4% 2/1/2044	35,086	34,866
Freddie Mac Gold Pool 4% 2/1/2044	19,244	19,140
Freddie Mac Gold Pool 4% 2/1/2044	18,657	18,508
Freddie Mac Gold Pool 4% 2/1/2045	496,875	493,361
Freddie Mac Gold Pool 4% 2/1/2046	176,996	175,713
Freddie Mac Gold Pool 4% 2/1/2048	499,967	492,733
Freddie Mac Gold Pool 4% 2/1/2048	36,243	35,730
Freddie Mac Gold Pool 4% 2/1/2052	67,572	66,704
Freddie Mac Gold Pool 4% 2/1/2052	47,270	46,739
Freddie Mac Gold Pool 4% 2/1/2053 (g)	16,671,576	16,375,090
Freddie Mac Gold Pool 4% 2/1/2053	4,059,668	3,987,471
Freddie Mac Gold Pool 4% 3/1/2042	31,665	31,527
Freddie Mac Gold Pool 4% 3/1/2042	30,878	30,784
Freddie Mac Gold Pool 4% 3/1/2042	6,434	6,398
Freddie Mac Gold Pool 4% 3/1/2043	19,544	19,486
Freddie Mac Gold Pool 4% 3/1/2043	11,808	11,735
Freddie Mac Gold Pool 4% 3/1/2044	41,134	40,831
Freddie Mac Gold Pool 4% 3/1/2053	491,309	477,965
Freddie Mac Gold Pool 4% 4/1/2040	784	785
Freddie Mac Gold Pool 4% 4/1/2042	475,107	473,037
Freddie Mac Gold Pool 4% 4/1/2042	301,871	300,931
Freddie Mac Gold Pool 4% 4/1/2042	11,900	11,834
Freddie Mac Gold Pool 4% 4/1/2042	10,762	10,745
Freddie Mac Gold Pool 4% 4/1/2042	8,531	8,517
Freddie Mac Gold Pool 4% 4/1/2042	5,772	5,740
Freddie Mac Gold Pool 4% 4/1/2043	565,783	563,511
Freddie Mac Gold Pool 4% 4/1/2043	30,959	30,816
Freddie Mac Gold Pool 4% 4/1/2043	11,521	11,516
Freddie Mac Gold Pool 4% 4/1/2046	170,677	168,901
Freddie Mac Gold Pool 4% 4/1/2048	164,637	162,203
Freddie Mac Gold Pool 4% 4/1/2048	135,826	133,818
Freddie Mac Gold Pool 4% 4/1/2048	73,759	72,669
Freddie Mac Gold Pool 4% 4/1/2048	27,602	27,194
Freddie Mac Gold Pool 4% 4/1/2048	8,139	8,019
Freddie Mac Gold Pool 4% 4/1/2052	121,872	120,306
Freddie Mac Gold Pool 4% 4/1/2052	95,969	94,737
Freddie Mac Gold Pool 4% 5/1/2033	338,803	340,500
Freddie Mac Gold Pool 4% 5/1/2038	4,989,385	5,033,822
Freddie Mac Gold Pool 4% 5/1/2042	52,805	52,698
Freddie Mac Gold Pool 4% 5/1/2043	40,552	40,299
Freddie Mac Gold Pool 4% 5/1/2043	14,049	13,951
Freddie Mac Gold Pool 4% 5/1/2043	13,792	13,698
Freddie Mac Gold Pool 4% 5/1/2043	12,635	12,549
Freddie Mac Gold Pool 4% 5/1/2043	4,169	4,146
Freddie Mac Gold Pool 4% 5/1/2045	1,232,488	1,229,017
Freddie Mac Gold Pool 4% 5/1/2045	60,988	60,412
Freddie Mac Gold Pool 4% 5/1/2048	946,040	932,351
Freddie Mac Gold Pool 4% 5/1/2050	1,711,522	1,679,480
Freddie Mac Gold Pool 4% 5/1/2052	1,622,392	1,586,442
Freddie Mac Gold Pool 4% 5/1/2053	992,924	972,474
Freddie Mac Gold Pool 4% 6/1/2038	60,451	60,990
Freddie Mac Gold Pool 4% 6/1/2038	44,866	45,266
Freddie Mac Gold Pool 4% 6/1/2041	15,251	15,199
Freddie Mac Gold Pool 4% 6/1/2041	2,451	2,454
Freddie Mac Gold Pool 4% 6/1/2043	35,114	35,019
Freddie Mac Gold Pool 4% 6/1/2043	21,164	21,024
Freddie Mac Gold Pool 4% 6/1/2045	46,484	46,108
Freddie Mac Gold Pool 4% 6/1/2047	2,918,906	2,878,496
Freddie Mac Gold Pool 4% 6/1/2047	217,126	214,595
Freddie Mac Gold Pool 4% 6/1/2052	80,399	79,497
Freddie Mac Gold Pool 4% 7/1/2041	3,293	3,282
Freddie Mac Gold Pool 4% 7/1/2042	648,732	645,580
Freddie Mac Gold Pool 4% 7/1/2043	79,871	79,368
Freddie Mac Gold Pool 4% 7/1/2043	61,922	61,609
Freddie Mac Gold Pool 4% 7/1/2043	34,181	34,008
Freddie Mac Gold Pool 4% 7/1/2043	22,931	22,775
Freddie Mac Gold Pool 4% 7/1/2043	19,900	19,760
Freddie Mac Gold Pool 4% 7/1/2043	19,138	19,002
Freddie Mac Gold Pool 4% 7/1/2043	7,541	7,489
Freddie Mac Gold Pool 4% 7/1/2044	835,795	833,777
Freddie Mac Gold Pool 4% 7/1/2045	132,402	131,268
Freddie Mac Gold Pool 4% 7/1/2052	116,526	115,218
Freddie Mac Gold Pool 4% 8/1/2038	307,300	310,037
Freddie Mac Gold Pool 4% 8/1/2038	229,919	231,608
Freddie Mac Gold Pool 4% 8/1/2043	36,147	35,915
Freddie Mac Gold Pool 4% 8/1/2043	29,342	29,264
Freddie Mac Gold Pool 4% 8/1/2043	21,550	21,503
Freddie Mac Gold Pool 4% 8/1/2043	6,871	6,822
Freddie Mac Gold Pool 4% 8/1/2044	9,254	9,186
Freddie Mac Gold Pool 4% 8/1/2044	9,052	9,018
Freddie Mac Gold Pool 4% 8/1/2052	58,699	58,022
Freddie Mac Gold Pool 4% 9/1/2041	48,079	47,950
Freddie Mac Gold Pool 4% 9/1/2041	15,800	15,758
Freddie Mac Gold Pool 4% 9/1/2041	11,523	11,508
Freddie Mac Gold Pool 4% 9/1/2041	8,774	8,759
Freddie Mac Gold Pool 4% 9/1/2042	4,766,158	4,748,562
Freddie Mac Gold Pool 4% 9/1/2042	48,188	48,093
Freddie Mac Gold Pool 4% 9/1/2043	58,071	57,744
Freddie Mac Gold Pool 4% 9/1/2043	54,501	54,171
Freddie Mac Gold Pool 4% 9/1/2043	52,077	51,785
Freddie Mac Gold Pool 4% 9/1/2043	47,774	47,436
Freddie Mac Gold Pool 4% 9/1/2043	45,847	45,548
Freddie Mac Gold Pool 4% 9/1/2043	31,268	31,093
Freddie Mac Gold Pool 4% 9/1/2043	16,794	16,668
Freddie Mac Gold Pool 4% 9/1/2043	1,401	1,403
Freddie Mac Gold Pool 4% 9/1/2044	32,933	32,715
Freddie Mac Gold Pool 4% 9/1/2048	1,293,570	1,272,587
Freddie Mac Gold Pool 4% 9/1/2048	254,489	250,361
Freddie Mac Gold Pool 4% 9/1/2051	135,456	133,979
Freddie Mac Gold Pool 4.5% 1/1/2040	13,313	13,551
Freddie Mac Gold Pool 4.5% 1/1/2041	12,479	12,706
Freddie Mac Gold Pool 4.5% 1/1/2041	8,428	8,578
Freddie Mac Gold Pool 4.5% 1/1/2042	420,916	428,595
Freddie Mac Gold Pool 4.5% 1/1/2045	15,726	15,938
Freddie Mac Gold Pool 4.5% 1/1/2047	31,784	32,022
Freddie Mac Gold Pool 4.5% 10/1/2035	1,008	1,025
Freddie Mac Gold Pool 4.5% 10/1/2039	177,946	181,151
Freddie Mac Gold Pool 4.5% 10/1/2039	44,616	45,427
Freddie Mac Gold Pool 4.5% 10/1/2039	7,753	7,892
Freddie Mac Gold Pool 4.5% 10/1/2039	1,749	1,781
Freddie Mac Gold Pool 4.5% 10/1/2040	39,360	40,080
Freddie Mac Gold Pool 4.5% 10/1/2040	24,798	25,252
Freddie Mac Gold Pool 4.5% 10/1/2041	116,799	118,936
Freddie Mac Gold Pool 4.5% 10/1/2043	23,270	23,669
Freddie Mac Gold Pool 4.5% 10/1/2048	87,478	87,641
Freddie Mac Gold Pool 4.5% 10/1/2048	35,216	35,557
Freddie Mac Gold Pool 4.5% 11/1/2031	2,637	2,655
Freddie Mac Gold Pool 4.5% 11/1/2039	1,159	1,180
Freddie Mac Gold Pool 4.5% 11/1/2039	676	688
Freddie Mac Gold Pool 4.5% 11/1/2040	22,310	22,716
Freddie Mac Gold Pool 4.5% 11/1/2040	1,939	1,974
Freddie Mac Gold Pool 4.5% 11/1/2044	122,192	123,756
Freddie Mac Gold Pool 4.5% 11/1/2044	4,876	4,947
Freddie Mac Gold Pool 4.5% 12/1/2039	1,037	1,056
Freddie Mac Gold Pool 4.5% 12/1/2039	356	362
Freddie Mac Gold Pool 4.5% 12/1/2040	17,114	17,428
Freddie Mac Gold Pool 4.5% 12/1/2040	12,976	13,213
Freddie Mac Gold Pool 4.5% 12/1/2040	865	881
Freddie Mac Gold Pool 4.5% 12/1/2044	27,666	28,021
Freddie Mac Gold Pool 4.5% 12/1/2044	4,876	4,947
Freddie Mac Gold Pool 4.5% 12/1/2045	76,286	77,653
Freddie Mac Gold Pool 4.5% 12/1/2046	32,117	32,357
Freddie Mac Gold Pool 4.5% 12/1/2048	1,537,469	1,544,656
Freddie Mac Gold Pool 4.5% 2/1/2037	979	995
Freddie Mac Gold Pool 4.5% 2/1/2040	2,742	2,791
Freddie Mac Gold Pool 4.5% 2/1/2041	60,306	61,403
Freddie Mac Gold Pool 4.5% 2/1/2041	20,338	20,710
Freddie Mac Gold Pool 4.5% 2/1/2041	19,745	20,105
Freddie Mac Gold Pool 4.5% 2/1/2041	19,412	19,766
Freddie Mac Gold Pool 4.5% 2/1/2041	16,952	17,262
Freddie Mac Gold Pool 4.5% 2/1/2041	16,035	16,325
Freddie Mac Gold Pool 4.5% 2/1/2041	10,383	10,569
Freddie Mac Gold Pool 4.5% 2/1/2041	8,964	9,127
Freddie Mac Gold Pool 4.5% 2/1/2041	3,440	3,503
Freddie Mac Gold Pool 4.5% 2/1/2044	11,304	11,502
Freddie Mac Gold Pool 4.5% 2/1/2047	133,219	134,217
Freddie Mac Gold Pool 4.5% 3/1/2041	164,586	167,595
Freddie Mac Gold Pool 4.5% 3/1/2041	74,921	76,289
Freddie Mac Gold Pool 4.5% 3/1/2041	16,671	16,973
Freddie Mac Gold Pool 4.5% 3/1/2041	16,256	16,553
Freddie Mac Gold Pool 4.5% 3/1/2041	12,454	12,682
Freddie Mac Gold Pool 4.5% 3/1/2041	3,234	3,293
Freddie Mac Gold Pool 4.5% 3/1/2042	1,676	1,707
Freddie Mac Gold Pool 4.5% 3/1/2044	9,272	9,431
Freddie Mac Gold Pool 4.5% 4/1/2041	204,542	208,282
Freddie Mac Gold Pool 4.5% 4/1/2041	26,128	26,603
Freddie Mac Gold Pool 4.5% 4/1/2041	22,517	22,930
Freddie Mac Gold Pool 4.5% 4/1/2041	2,574	2,621
Freddie Mac Gold Pool 4.5% 4/1/2041	864	879
Freddie Mac Gold Pool 4.5% 4/1/2048	371,826	372,896
Freddie Mac Gold Pool 4.5% 5/1/2035	6,838	6,949
Freddie Mac Gold Pool 4.5% 5/1/2039	58,865	59,932
Freddie Mac Gold Pool 4.5% 5/1/2039	14,399	14,661
Freddie Mac Gold Pool 4.5% 5/1/2039	1,233	1,255
Freddie Mac Gold Pool 4.5% 5/1/2040	2,153	2,192
Freddie Mac Gold Pool 4.5% 5/1/2041	28,092	28,603
Freddie Mac Gold Pool 4.5% 5/1/2041	18,546	18,885
Freddie Mac Gold Pool 4.5% 5/1/2041	9,770	9,948
Freddie Mac Gold Pool 4.5% 5/1/2045	130,403	131,991
Freddie Mac Gold Pool 4.5% 5/1/2047	369,080	371,843
Freddie Mac Gold Pool 4.5% 5/1/2047	271,596	273,629
Freddie Mac Gold Pool 4.5% 5/1/2047	127,114	128,066
Freddie Mac Gold Pool 4.5% 6/1/2038	8,315	8,450
Freddie Mac Gold Pool 4.5% 6/1/2039	3,041	3,096
Freddie Mac Gold Pool 4.5% 6/1/2040	4,679	4,764
Freddie Mac Gold Pool 4.5% 6/1/2041	27,260	27,749
Freddie Mac Gold Pool 4.5% 6/1/2041	18,644	18,985
Freddie Mac Gold Pool 4.5% 6/1/2041	18,162	18,490
Freddie Mac Gold Pool 4.5% 6/1/2041	11,750	11,964
Freddie Mac Gold Pool 4.5% 6/1/2041	7,389	7,525
Freddie Mac Gold Pool 4.5% 6/1/2041	7,384	7,516
Freddie Mac Gold Pool 4.5% 6/1/2041	1,908	1,943
Freddie Mac Gold Pool 4.5% 6/1/2047	529,446	533,245
Freddie Mac Gold Pool 4.5% 6/1/2047	82,804	83,450
Freddie Mac Gold Pool 4.5% 7/1/2040	30,626	31,177
Freddie Mac Gold Pool 4.5% 7/1/2040	13,605	13,853
Freddie Mac Gold Pool 4.5% 7/1/2040	11,754	11,968
Freddie Mac Gold Pool 4.5% 7/1/2041	449,435	457,120
Freddie Mac Gold Pool 4.5% 7/1/2041	8,740	8,900
Freddie Mac Gold Pool 4.5% 7/1/2044	2,799	2,847
Freddie Mac Gold Pool 4.5% 7/1/2047	224,354	225,964
Freddie Mac Gold Pool 4.5% 7/1/2047	150,604	152,203
Freddie Mac Gold Pool 4.5% 7/1/2047	66,476	66,995
Freddie Mac Gold Pool 4.5% 7/1/2049	8,936,183	8,978,646
Freddie Mac Gold Pool 4.5% 8/1/2033	3,123	3,168
Freddie Mac Gold Pool 4.5% 8/1/2035	870	883
Freddie Mac Gold Pool 4.5% 8/1/2040	23,589	24,019
Freddie Mac Gold Pool 4.5% 8/1/2040	6,568	6,688
Freddie Mac Gold Pool 4.5% 8/1/2040	1,699	1,730
Freddie Mac Gold Pool 4.5% 8/1/2040	1,051	1,070
Freddie Mac Gold Pool 4.5% 8/1/2041	69,964	71,241
Freddie Mac Gold Pool 4.5% 8/1/2041	11,459	11,668
Freddie Mac Gold Pool 4.5% 8/1/2041	10,930	11,130
Freddie Mac Gold Pool 4.5% 8/1/2041	8,645	8,802
Freddie Mac Gold Pool 4.5% 8/1/2041	386	393
Freddie Mac Gold Pool 4.5% 9/1/2039	39,293	39,982
Freddie Mac Gold Pool 4.5% 9/1/2039	4,614	4,696
Freddie Mac Gold Pool 4.5% 9/1/2039	641	652
Freddie Mac Gold Pool 4.5% 9/1/2040	19,344	19,696
Freddie Mac Gold Pool 4.5% 9/1/2041	178,870	182,108
Freddie Mac Gold Pool 4.5% 9/1/2041	96,128	97,882
Freddie Mac Gold Pool 4.5% 9/1/2041	77,230	78,644
Freddie Mac Gold Pool 4.5% 9/1/2041	10,805	11,002
Freddie Mac Gold Pool 4.5% 9/1/2041	2,116	2,155
Freddie Mac Gold Pool 5% 1/1/2035	74,066	76,104
Freddie Mac Gold Pool 5% 1/1/2037	3,261	3,361
Freddie Mac Gold Pool 5% 1/1/2040	32,361	33,505
Freddie Mac Gold Pool 5% 1/1/2041	2,404	2,493
Freddie Mac Gold Pool 5% 1/1/2053	10,876,429	11,064,031
Freddie Mac Gold Pool 5% 10/1/2033	8,480	8,714
Freddie Mac Gold Pool 5% 10/1/2033	6,177	6,340
Freddie Mac Gold Pool 5% 10/1/2033	278	286
Freddie Mac Gold Pool 5% 10/1/2052	17,279,691	17,607,438
Freddie Mac Gold Pool 5% 11/1/2033	18,411	18,892
Freddie Mac Gold Pool 5% 11/1/2035	5,074	5,232
Freddie Mac Gold Pool 5% 11/1/2037	418	432
Freddie Mac Gold Pool 5% 11/1/2040	4,972	5,147
Freddie Mac Gold Pool 5% 11/1/2052	27,020,955	27,516,578
Freddie Mac Gold Pool 5% 11/1/2052	7,855,126	8,023,754
Freddie Mac Gold Pool 5% 12/1/2033	6,019	6,190
Freddie Mac Gold Pool 5% 12/1/2033	3,511	3,608
Freddie Mac Gold Pool 5% 12/1/2033	1,089	1,117
Freddie Mac Gold Pool 5% 12/1/2034	7,333	7,544
Freddie Mac Gold Pool 5% 12/1/2035	13,509	13,937
Freddie Mac Gold Pool 5% 12/1/2052 (e)	18,515,957	18,855,581
Freddie Mac Gold Pool 5% 12/1/2052	3,184,808	3,241,234
Freddie Mac Gold Pool 5% 12/1/2052	3,174,344	3,232,569
Freddie Mac Gold Pool 5% 12/1/2052	2,894,386	2,945,667
Freddie Mac Gold Pool 5% 2/1/2035	8,108	8,309
Freddie Mac Gold Pool 5% 2/1/2040	7,707	7,990
Freddie Mac Gold Pool 5% 2/1/2041	5,805	6,022
Freddie Mac Gold Pool 5% 2/1/2041	5,454	5,659
Freddie Mac Gold Pool 5% 3/1/2041	11,080	11,487
Freddie Mac Gold Pool 5% 3/1/2041	10,953	11,365
Freddie Mac Gold Pool 5% 3/1/2041	1,347	1,363
Freddie Mac Gold Pool 5% 4/1/2034	2,848	2,930
Freddie Mac Gold Pool 5% 4/1/2035	20,320	20,888
Freddie Mac Gold Pool 5% 4/1/2035	7,486	7,715
Freddie Mac Gold Pool 5% 4/1/2035	5,226	5,385
Freddie Mac Gold Pool 5% 4/1/2036	43,876	45,232
Freddie Mac Gold Pool 5% 4/1/2040	48,169	49,925
Freddie Mac Gold Pool 5% 4/1/2041	2,435	2,527
Freddie Mac Gold Pool 5% 5/1/2034	3,433	3,527
Freddie Mac Gold Pool 5% 5/1/2034	1,669	1,715
Freddie Mac Gold Pool 5% 5/1/2034	1,293	1,332
Freddie Mac Gold Pool 5% 5/1/2034	256	263
Freddie Mac Gold Pool 5% 5/1/2035	19,261	19,843
Freddie Mac Gold Pool 5% 5/1/2035	477	489
Freddie Mac Gold Pool 5% 5/1/2040	6,701	6,937
Freddie Mac Gold Pool 5% 5/1/2041	9,823	10,194
Freddie Mac Gold Pool 5% 5/1/2052	6,375,937	6,502,849
Freddie Mac Gold Pool 5% 5/1/2052	535,635	548,473
Freddie Mac Gold Pool 5% 6/1/2035	3,601	3,706
Freddie Mac Gold Pool 5% 6/1/2035	1,595	1,644
Freddie Mac Gold Pool 5% 6/1/2038	1,180	1,221
Freddie Mac Gold Pool 5% 6/1/2038	1,097	1,136
Freddie Mac Gold Pool 5% 6/1/2040	29,477	30,536
Freddie Mac Gold Pool 5% 6/1/2040	24,426	25,307
Freddie Mac Gold Pool 5% 6/1/2041	718,954	745,441
Freddie Mac Gold Pool 5% 6/1/2041	12,098	12,556
Freddie Mac Gold Pool 5% 6/1/2052	8,065,259	8,218,235
Freddie Mac Gold Pool 5% 6/1/2052	3,459,323	3,535,747
Freddie Mac Gold Pool 5% 6/1/2052	1,534,512	1,571,290
Freddie Mac Gold Pool 5% 7/1/2033	647	650
Freddie Mac Gold Pool 5% 7/1/2035	125,241	128,918
Freddie Mac Gold Pool 5% 7/1/2035	17,063	17,592
Freddie Mac Gold Pool 5% 7/1/2035	969	999
Freddie Mac Gold Pool 5% 7/1/2035	194	200
Freddie Mac Gold Pool 5% 7/1/2035	107	110
Freddie Mac Gold Pool 5% 7/1/2040	5,640	5,835
Freddie Mac Gold Pool 5% 7/1/2041	14,090	14,621
Freddie Mac Gold Pool 5% 7/1/2041	13,089	13,584
Freddie Mac Gold Pool 5% 7/1/2041	7,966	8,241
Freddie Mac Gold Pool 5% 7/1/2041	5,509	5,641
Freddie Mac Gold Pool 5% 7/1/2041	5,007	5,191
Freddie Mac Gold Pool 5% 7/1/2041	4,991	5,177
Freddie Mac Gold Pool 5% 7/1/2041	4,115	4,239
Freddie Mac Gold Pool 5% 8/1/2033	2,366	2,432
Freddie Mac Gold Pool 5% 8/1/2033	675	692
Freddie Mac Gold Pool 5% 8/1/2034	30,521	31,387
Freddie Mac Gold Pool 5% 8/1/2035	2,226	2,291
Freddie Mac Gold Pool 5% 8/1/2035	343	354
Freddie Mac Gold Pool 5% 8/1/2036	11,541	11,909
Freddie Mac Gold Pool 5% 8/1/2036	754	779
Freddie Mac Gold Pool 5% 8/1/2040	24,166	25,006
Freddie Mac Gold Pool 5% 8/1/2040	1,298	1,342
Freddie Mac Gold Pool 5% 9/1/2033	7,043	7,231
Freddie Mac Gold Pool 5% 9/1/2035	12,329	12,715
Freddie Mac Gold Pool 5% 9/1/2035	766	788
Freddie Mac Gold Pool 5% 9/1/2035	84	86
Freddie Mac Gold Pool 5% 9/1/2052	6,735,007	6,862,751
Freddie Mac Gold Pool 5% 9/1/2052	2,274,842	2,303,914
Freddie Mac Gold Pool 5.5% 1/1/2055	27,972,129	28,921,380
Freddie Mac Gold Pool 5.5% 1/1/2055	10,739,359	11,082,705
Freddie Mac Gold Pool 5.5% 1/1/2056	93,743,246	96,806,203
Freddie Mac Gold Pool 5.5% 1/1/2056	43,874,557	45,208,708
Freddie Mac Gold Pool 5.5% 10/1/2054	18,195,423	18,782,831
Freddie Mac Gold Pool 5.5% 11/1/2054	16,900,851	17,494,000
Freddie Mac Gold Pool 5.5% 12/1/2054	10,093,900	10,331,569
Freddie Mac Gold Pool 5.5% 12/1/2054	287,037	295,765
Freddie Mac Gold Pool 5.5% 12/1/2054	65,507	66,639
Freddie Mac Gold Pool 5.5% 2/1/2054	2,880,175	2,939,855
Freddie Mac Gold Pool 5.5% 2/1/2054	2,716,826	2,773,333
Freddie Mac Gold Pool 5.5% 3/1/2034	41,719	43,441
Freddie Mac Gold Pool 5.5% 3/1/2053 (e)(f)(g)	53,630,198	55,600,378
Freddie Mac Gold Pool 5.5% 4/1/2055	692,753	707,392
Freddie Mac Gold Pool 5.5% 5/1/2034	292,913	304,095
Freddie Mac Gold Pool 5.5% 5/1/2053	16,442,285	16,958,966
Freddie Mac Gold Pool 5.5% 5/1/2055	877,927	895,981
Freddie Mac Gold Pool 5.5% 7/1/2035	26,465	27,537
Freddie Mac Gold Pool 5.5% 8/1/2055	19,286,614	19,939,385
Freddie Mac Gold Pool 5.5% 9/1/2052	21,656,074	22,356,895
Freddie Mac Gold Pool 5.5% 9/1/2053	19,483,534	20,131,097
Freddie Mac Gold Pool 5.5% 9/1/2054	4,323,096	4,466,713
Freddie Mac Gold Pool 6% 1/1/2029	95	97
Freddie Mac Gold Pool 6% 1/1/2032	1,736	1,805
Freddie Mac Gold Pool 6% 1/1/2032	1,070	1,112
Freddie Mac Gold Pool 6% 10/1/2032	852	888
Freddie Mac Gold Pool 6% 10/1/2034	1,759	1,824
Freddie Mac Gold Pool 6% 10/1/2054	17,017,915	17,813,857
Freddie Mac Gold Pool 6% 11/1/2028	92	94
Freddie Mac Gold Pool 6% 11/1/2029	78	80
Freddie Mac Gold Pool 6% 11/1/2031	1,147	1,193
Freddie Mac Gold Pool 6% 11/1/2032	9,588	9,981
Freddie Mac Gold Pool 6% 11/1/2038	3,713,767	3,853,715
Freddie Mac Gold Pool 6% 11/1/2052	1,198,468	1,238,230
Freddie Mac Gold Pool 6% 11/1/2053	4,581,753	4,763,114
Freddie Mac Gold Pool 6% 12/1/2032	456	475
Freddie Mac Gold Pool 6% 12/1/2037	25,454	27,127
Freddie Mac Gold Pool 6% 12/1/2037	7,000	7,441
Freddie Mac Gold Pool 6% 12/1/2052	2,468,205	2,579,788
Freddie Mac Gold Pool 6% 12/1/2055	28,545,038	29,918,023
Freddie Mac Gold Pool 6% 2/1/2029	90	92
Freddie Mac Gold Pool 6% 2/1/2029	54	56
Freddie Mac Gold Pool 6% 2/1/2029	24	25
Freddie Mac Gold Pool 6% 2/1/2040	6,867,122	7,155,944
Freddie Mac Gold Pool 6% 2/1/2055	32,735,613	34,368,982
Freddie Mac Gold Pool 6% 2/1/2055	15,168,999	15,883,205
Freddie Mac Gold Pool 6% 2/1/2055	4,733,158	4,954,531
Freddie Mac Gold Pool 6% 3/1/2029	76	78
Freddie Mac Gold Pool 6% 4/1/2031	887	919
Freddie Mac Gold Pool 6% 4/1/2032	2,507	2,609
Freddie Mac Gold Pool 6% 4/1/2033	3,017	3,146
Freddie Mac Gold Pool 6% 4/1/2054	47,802,370	50,008,249
Freddie Mac Gold Pool 6% 4/1/2054	1,976,650	2,059,834
Freddie Mac Gold Pool 6% 5/1/2029	31	32
Freddie Mac Gold Pool 6% 5/1/2033	22,779	23,606
Freddie Mac Gold Pool 6% 5/1/2054	73,766,437	77,262,657
Freddie Mac Gold Pool 6% 5/1/2055	14,294,448	14,918,341
Freddie Mac Gold Pool 6% 6/1/2029	385	395
Freddie Mac Gold Pool 6% 6/1/2029	151	155
Freddie Mac Gold Pool 6% 6/1/2029	74	76
Freddie Mac Gold Pool 6% 6/1/2031	307	319
Freddie Mac Gold Pool 6% 7/1/2029	121	124
Freddie Mac Gold Pool 6% 7/1/2029	58	60
Freddie Mac Gold Pool 6% 7/1/2029	40	41
Freddie Mac Gold Pool 6% 7/1/2032	2,290	2,377
Freddie Mac Gold Pool 6% 7/1/2033	2,967	3,104
Freddie Mac Gold Pool 6% 7/1/2037	2,022	2,150
Freddie Mac Gold Pool 6% 7/1/2039	47,513,555	49,214,949
Freddie Mac Gold Pool 6% 8/1/2037	22,851	24,224
Freddie Mac Gold Pool 6% 8/1/2055	51,364,056	53,770,405
Freddie Mac Gold Pool 6% 8/1/2055	38,122,790	39,932,628
Freddie Mac Gold Pool 6% 9/1/2033	21,130	22,074
Freddie Mac Gold Pool 6% 9/1/2036	8,291	8,793
Freddie Mac Gold Pool 6% 9/1/2054 (g)	34,510,260	36,135,117
Freddie Mac Gold Pool 6% 9/1/2054	27,654,724	28,965,442
Freddie Mac Gold Pool 6% 9/1/2054	20,209,890	21,091,967
Freddie Mac Gold Pool 6.5% 1/1/2032	9,207	9,629
Freddie Mac Gold Pool 6.5% 1/1/2054	23,314,289	24,667,227
Freddie Mac Gold Pool 6.5% 1/1/2054	9,789,956	10,342,927
Freddie Mac Gold Pool 6.5% 10/1/2032	8,890	9,344
Freddie Mac Gold Pool 6.5% 10/1/2053	5,542,718	5,864,364
Freddie Mac Gold Pool 6.5% 10/1/2053	4,892,665	5,168,943
Freddie Mac Gold Pool 6.5% 11/1/2054	7,312,037	7,739,214
Freddie Mac Gold Pool 6.5% 12/1/2053	3,759,832	3,980,660
Freddie Mac Gold Pool 6.5% 12/1/2054	4,832,895	5,152,995
Freddie Mac Gold Pool 6.5% 2/1/2037	477	496
Freddie Mac Gold Pool 6.5% 3/1/2032	361	378
Freddie Mac Gold Pool 6.5% 3/1/2032	201	212
Freddie Mac Gold Pool 6.5% 3/1/2036	60,731	63,730
Freddie Mac Gold Pool 6.5% 3/1/2037	708	761
Freddie Mac Gold Pool 6.5% 4/1/2032	805	844
Freddie Mac Gold Pool 6.5% 4/1/2032	179	188
Freddie Mac Gold Pool 6.5% 4/1/2054	750,360	792,743
Freddie Mac Gold Pool 6.5% 5/1/2031	409	427
Freddie Mac Gold Pool 6.5% 5/1/2033	4,507	4,679
Freddie Mac Gold Pool 6.5% 5/1/2055	3,077,528	3,256,118
Freddie Mac Gold Pool 6.5% 6/1/2054	29,070,942	30,769,295
Freddie Mac Gold Pool 6.5% 6/1/2054	17,119,989	18,184,356
Freddie Mac Gold Pool 6.5% 7/1/2032	172	180
Freddie Mac Gold Pool 6.5% 7/1/2054	67,575	71,903
Freddie Mac Gold Pool 6.5% 7/1/2055	7,211,607	7,650,946
Freddie Mac Gold Pool 6.5% 7/1/2055	1,500,622	1,588,641
Freddie Mac Gold Pool 6.5% 8/1/2032	2,512	2,635
Freddie Mac Gold Pool 6.5% 8/1/2032	1,735	1,822
Freddie Mac Gold Pool 6.5% 8/1/2032	1,672	1,757
Freddie Mac Gold Pool 6.5% 9/1/2039	92,278	99,282
Freddie Mac Gold Pool 6.5% 9/1/2053	3,670,121	3,884,534
Freddie Mac Gold Pool 6.5% 9/1/2053	3,242,441	3,425,535
Freddie Mac Gold Pool 6.5% 9/1/2054	20,511,956	21,787,204
Freddie Mac Gold Pool 7% 1/1/2036	4,108	4,354
Freddie Mac Gold Pool 7% 1/1/2053	23,691	24,985
Freddie Mac Gold Pool 7% 1/1/2054	10,959,860	11,655,314
Freddie Mac Gold Pool 7% 1/1/2054	7,359,956	7,843,080
Freddie Mac Gold Pool 7% 1/1/2054	6,838,995	7,270,289
Freddie Mac Gold Pool 7% 1/1/2054	6,654,300	7,091,103
Freddie Mac Gold Pool 7% 1/1/2054	4,236,094	4,506,218
Freddie Mac Gold Pool 7% 10/1/2053	175,430	184,753
Freddie Mac Gold Pool 7% 11/1/2026	84	84
Freddie Mac Gold Pool 7% 11/1/2034	6,829	7,225
Freddie Mac Gold Pool 7% 11/1/2034	6,259	6,671
Freddie Mac Gold Pool 7% 12/1/2026	133	134
Freddie Mac Gold Pool 7% 12/1/2053	776,096	819,534
Freddie Mac Gold Pool 7% 12/1/2053	560,093	591,599
Freddie Mac Gold Pool 7% 2/1/2054	3,542,971	3,765,297
Freddie Mac Gold Pool 7% 3/1/2054	104,700	111,845
Freddie Mac Gold Pool 7% 4/1/2032	2,086	2,194
Freddie Mac Gold Pool 7% 6/1/2054	6,334,908	6,761,138
Freddie Mac Gold Pool 7% 6/1/2054	6,237,353	6,635,091
Freddie Mac Gold Pool 7% 7/1/2029	9,609	10,088
Freddie Mac Gold Pool 7% 7/1/2054	144,488	154,022
Freddie Mac Gold Pool 7% 8/1/2026	224	225
Freddie Mac Gold Pool 7% 8/1/2034	840	905
Freddie Mac Gold Pool 7% 8/1/2054	2,787,942	2,977,265
Freddie Mac Gold Pool 7% 9/1/2026	475	477
Freddie Mac Gold Pool 7% 9/1/2035	17,092	18,132
Freddie Mac Gold Pool 7% 9/1/2054	3,585,583	3,811,704
Freddie Mac Gold Pool 7% 9/1/2055	19,116,762	20,408,965
Freddie Mac Gold Pool 7.5% 1/1/2027	10	9
Freddie Mac Gold Pool 7.5% 11/1/2029	143	149
Freddie Mac Gold Pool 7.5% 11/1/2030	82	87
Freddie Mac Gold Pool 7.5% 2/1/2032	12,473	13,299
Freddie Mac Gold Pool 7.5% 5/1/2031	90	94
Freddie Mac Gold Pool 7.5% 6/1/2027	33	34
Freddie Mac Gold Pool 7.5% 7/1/2034	4,552	4,750
Freddie Mac Gold Pool 7.5% 9/1/2030	513	542
Freddie Mac Gold Pool 7.5% 9/1/2030	32	34
Freddie Mac Gold Pool 7.5% 9/1/2031	341	361
Freddie Mac Gold Pool 8% 11/1/2031	270	284
Freddie Mac Gold Pool 8% 2/1/2030	21	21
Freddie Mac Gold Pool 8% 4/1/2032	36	38
Freddie Mac Gold Pool 8% 7/1/2030	249	263
Freddie Mac Gold Pool 8% 8/1/2030	555	580
Freddie Mac Gold Pool 8% 8/1/2030	20	20
Freddie Mac Gold Pool 8% 8/1/2030	7	7
Freddie Mac Gold Pool 8% 9/1/2030	17	17
Freddie Mac Gold Pool 8.5% 1/1/2028	2	1
Freddie Mac Gold Pool 8.5% 12/1/2027	3	2
Freddie Mac Gold Pool 8.5% 5/1/2027	5	4
Freddie Mac Gold Pool 8.5% 8/1/2026	6	5
Freddie Mac Gold Pool 8.5% 8/1/2027	150	153
Freddie Mac Gold Pool 8.5% 8/1/2027	4	3
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	13,265,117	13,864,811
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	4,579,360	4,787,817
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	5,960,754	6,316,439
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	5,261,102	5,588,190
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,713,083	1,828,152
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	17,228,063	18,315,300
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	2,553	2,611
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (b)(c)	13,132	13,466
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	13,267	13,693
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.202% 12/1/2040 (b)(c)	104,202	109,127
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.406% 7/1/2041 (b)(c)	17,376	18,219
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.436% 9/1/2041 (b)(c)	25,064	26,309
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	6,955	7,233
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	3,049	3,202
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	568	596
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	616	647
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	7,738	8,126
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (b)(c)	5,513	5,790
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (b)(c)	7,050	7,404
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.939%, 6.607% 10/1/2042 (b)(c)	11,376	11,946
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (b)(c)	2,385	2,464
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.01% 4/1/2038 (b)(c)	5,692	5,977
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	95	97
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	5,941	6,198
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.095% 6/1/2033 (b)(c)	10,070	10,319
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2597%, 6.321% 6/1/2033 (b)(c)	13,521	13,879
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.328% 3/1/2035 (b)(c)	28,066	28,963
Freddie Mac Non Gold Pool 4% 9/1/2040	3,879	3,873
Freddie Mac Non Gold Pool 5% 9/1/2054	925,305	941,120
Freddie Mac Non Gold Pool 5.5% 4/1/2055	11,016,321	11,378,849
Freddie Mac Non Gold Pool 5.5% 5/1/2053	7,403,021	7,651,847
Freddie Mac Non Gold Pool 5.5% 6/1/2053	3,687,181	3,806,504
Freddie Mac Non Gold Pool 5.5% 7/1/2053	5,264,589	5,434,958
Freddie Mac Non Gold Pool 5.5% 8/1/2053	24,523,848	25,348,129
Freddie Mac Non Gold Pool 5.5% 8/1/2053	8,225,307	8,501,771
Freddie Mac Non Gold Pool 5.5% 8/1/2053	8,065,106	8,326,105
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.375% 8/1/2037 (b)(c)	4,084	4,146
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.178% 10/1/2036 (b)(c)	6,691	6,872
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.307% 10/1/2035 (b)(c)	7,792	8,035
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	12,585	13,088
Freddie Mac Non Gold Pool 6% 11/1/2054	12,920,255	13,500,320
Freddie Mac Non Gold Pool 6% 6/1/2053	10,014,767	10,458,129
Freddie Mac Non Gold Pool 6% 6/1/2053	9,822,910	10,242,430
Freddie Mac Non Gold Pool 6% 6/1/2053	7,077,597	7,382,081
Freddie Mac Non Gold Pool 6% 6/1/2054	16,595,805	17,330,515
Freddie Mac Non Gold Pool 6% 7/1/2053	9,502,814	9,923,511
Freddie Mac Non Gold Pool 6% 7/1/2053	7,670,832	8,000,838
Freddie Mac Non Gold Pool 6% 9/1/2053	8,695,781	9,039,989
Freddie Mac Non Gold Pool 6.5% 1/1/2055	9,892,976	10,454,703
Ginnie Mae I Pool 2% 11/20/2052	18,627	15,818
Ginnie Mae I Pool 2% 3/20/2053	1,637,446	1,388,457
Ginnie Mae I Pool 2% 5/20/2053	1,101,121	933,686
Ginnie Mae I Pool 2% 6/20/2053	1,371,431	1,162,892
Ginnie Mae I Pool 2% 8/20/2052	17,304	14,743
Ginnie Mae I Pool 2% 9/20/2052	111,290	94,342
Ginnie Mae I Pool 2.5% 1/20/2052	12,157,083	10,697,071
Ginnie Mae I Pool 2.5% 12/20/2051	18,830,303	16,568,868
Ginnie Mae I Pool 2.5% 12/20/2051	9,995,238	8,794,854
Ginnie Mae I Pool 2.5% 12/20/2051	9,055,013	7,959,057
Ginnie Mae I Pool 2.5% 8/20/2051	62,099,585	54,583,481
Ginnie Mae I Pool 2.5% 8/20/2051	16,154,897	14,209,718
Ginnie Mae I Pool 2.5% 8/20/2051	7,672,097	6,743,519
Ginnie Mae I Pool 2.5% 9/20/2051	26,240,353	23,064,403
Ginnie Mae I Pool 2.5% 9/20/2051	16,203,794	14,242,599
Ginnie Mae I Pool 3% 12/15/2042	150,707	140,866
Ginnie Mae I Pool 3% 12/20/2042	216,356	202,412
Ginnie Mae I Pool 3% 2/15/2045	81,903	76,040
Ginnie Mae I Pool 3% 2/15/2045	70,153	64,990
Ginnie Mae I Pool 3% 2/20/2050	2,914,216	2,676,244
Ginnie Mae I Pool 3% 2/20/2050	1,343,562	1,233,848
Ginnie Mae I Pool 3% 3/15/2045	132,707	122,977
Ginnie Mae I Pool 3% 3/20/2043	140,793	131,772
Ginnie Mae I Pool 3% 3/20/2043	58,620	54,900
Ginnie Mae I Pool 3% 4/15/2043	18,158	16,923
Ginnie Mae I Pool 3% 4/15/2043	14,770	13,815
Ginnie Mae I Pool 3% 4/15/2045	50,677	46,904
Ginnie Mae I Pool 3% 4/15/2045	4,215	3,895
Ginnie Mae I Pool 3% 5/15/2042	22,626	21,226
Ginnie Mae I Pool 3% 5/15/2043	17,815	16,487
Ginnie Mae I Pool 3% 5/15/2043	13,661	12,761
Ginnie Mae I Pool 3% 5/15/2043	12,793	11,977
Ginnie Mae I Pool 3% 5/15/2043	5,211	4,853
Ginnie Mae I Pool 3% 5/15/2043	4,658	4,350
Ginnie Mae I Pool 3% 5/15/2045	875	809
Ginnie Mae I Pool 3% 6/15/2042	6,937	6,497
Ginnie Mae I Pool 3% 6/15/2043	24,538	22,989
Ginnie Mae I Pool 3% 6/15/2043	17,865	16,850
Ginnie Mae I Pool 3% 6/15/2043	17,751	16,528
Ginnie Mae I Pool 3% 6/20/2042	33,784	31,775
Ginnie Mae I Pool 3.5% 1/15/2041	5,102	4,895
Ginnie Mae I Pool 3.5% 1/15/2042	68,493	65,317
Ginnie Mae I Pool 3.5% 1/15/2042	50,578	48,318
Ginnie Mae I Pool 3.5% 1/15/2042	684	654
Ginnie Mae I Pool 3.5% 1/15/2043	75,567	72,142
Ginnie Mae I Pool 3.5% 1/15/2043	2,298	2,197
Ginnie Mae I Pool 3.5% 1/20/2048	1,103,410	1,047,123
Ginnie Mae I Pool 3.5% 10/20/2052	10,008,016	9,486,719
Ginnie Mae I Pool 3.5% 11/15/2040	9,028	8,660
Ginnie Mae I Pool 3.5% 11/15/2042	167,641	160,078
Ginnie Mae I Pool 3.5% 12/15/2040	1,875	1,800
Ginnie Mae I Pool 3.5% 12/15/2041	65,270	62,367
Ginnie Mae I Pool 3.5% 12/15/2041	60,753	58,000
Ginnie Mae I Pool 3.5% 12/15/2041	37,448	35,889
Ginnie Mae I Pool 3.5% 12/15/2041	5,844	5,609
Ginnie Mae I Pool 3.5% 12/20/2049	166,583	159,507
Ginnie Mae I Pool 3.5% 12/20/2049	76,169	72,791
Ginnie Mae I Pool 3.5% 12/20/2049	59,249	56,806
Ginnie Mae I Pool 3.5% 12/20/2049	17,820	17,051
Ginnie Mae I Pool 3.5% 2/15/2042	71,351	68,271
Ginnie Mae I Pool 3.5% 2/15/2042	59,500	56,779
Ginnie Mae I Pool 3.5% 2/15/2042	46,711	44,555
Ginnie Mae I Pool 3.5% 2/15/2042	24,566	23,511
Ginnie Mae I Pool 3.5% 2/15/2042	3,123	2,988
Ginnie Mae I Pool 3.5% 2/15/2043	329,071	314,793
Ginnie Mae I Pool 3.5% 2/15/2043	38,427	36,637
Ginnie Mae I Pool 3.5% 2/15/2043	12,911	12,337
Ginnie Mae I Pool 3.5% 2/15/2044	50,452	47,888
Ginnie Mae I Pool 3.5% 2/20/2041	467,560	450,659
Ginnie Mae I Pool 3.5% 2/20/2043	99,401	95,062
Ginnie Mae I Pool 3.5% 3/15/2042	13,402	12,869
Ginnie Mae I Pool 3.5% 3/15/2042	6,174	5,916
Ginnie Mae I Pool 3.5% 3/15/2042	5,933	5,675
Ginnie Mae I Pool 3.5% 3/15/2042	1,739	1,661
Ginnie Mae I Pool 3.5% 3/15/2043	25,826	24,689
Ginnie Mae I Pool 3.5% 3/15/2043	2,399	2,290
Ginnie Mae I Pool 3.5% 3/20/2043	42,388	40,538
Ginnie Mae I Pool 3.5% 4/15/2043	282,171	269,989
Ginnie Mae I Pool 3.5% 4/15/2043	53,652	51,065
Ginnie Mae I Pool 3.5% 5/15/2042	16,896	16,212
Ginnie Mae I Pool 3.5% 5/15/2042	12,666	12,151
Ginnie Mae I Pool 3.5% 5/15/2043	11,007	10,487
Ginnie Mae I Pool 3.5% 5/15/2043	10,944	10,486
Ginnie Mae I Pool 3.5% 5/15/2043	9,664	9,249
Ginnie Mae I Pool 3.5% 5/15/2043	4,265	4,076
Ginnie Mae I Pool 3.5% 5/20/2046	46,153	44,221
Ginnie Mae I Pool 3.5% 5/20/2046	30,487	29,211
Ginnie Mae I Pool 3.5% 5/20/2046	23,169	22,199
Ginnie Mae I Pool 3.5% 5/20/2046	22,278	21,346
Ginnie Mae I Pool 3.5% 5/20/2046	19,731	18,905
Ginnie Mae I Pool 3.5% 5/20/2046	12,314	11,775
Ginnie Mae I Pool 3.5% 6/15/2042	2,340	2,234
Ginnie Mae I Pool 3.5% 6/15/2043	23,178	22,070
Ginnie Mae I Pool 3.5% 6/15/2043	19,244	18,300
Ginnie Mae I Pool 3.5% 6/15/2043	14,603	13,947
Ginnie Mae I Pool 3.5% 6/15/2043	9,820	9,439
Ginnie Mae I Pool 3.5% 6/15/2043	7,846	7,477
Ginnie Mae I Pool 3.5% 6/20/2043	11,164	10,662
Ginnie Mae I Pool 3.5% 6/20/2044	590,268	563,232
Ginnie Mae I Pool 3.5% 6/20/2046	112,726	108,008
Ginnie Mae I Pool 3.5% 6/20/2046	33,138	31,751
Ginnie Mae I Pool 3.5% 6/20/2046	28,962	27,750
Ginnie Mae I Pool 3.5% 6/20/2046	26,650	25,534
Ginnie Mae I Pool 3.5% 6/20/2046	25,823	24,742
Ginnie Mae I Pool 3.5% 6/20/2046	15,574	14,922
Ginnie Mae I Pool 3.5% 6/20/2046	10,540	10,109
Ginnie Mae I Pool 3.5% 7/15/2042	47,706	45,574
Ginnie Mae I Pool 3.5% 7/15/2042	16,446	15,711
Ginnie Mae I Pool 3.5% 7/15/2042	4,154	3,967
Ginnie Mae I Pool 3.5% 7/15/2043	8,965	8,543
Ginnie Mae I Pool 3.5% 7/15/2043	2,935	2,801
Ginnie Mae I Pool 3.5% 7/20/2043	88,902	84,671
Ginnie Mae I Pool 3.5% 7/20/2046	1,096,718	1,051,845
Ginnie Mae I Pool 3.5% 7/20/2052	53,165,343	50,429,301
Ginnie Mae I Pool 3.5% 8/15/2042	4,288	4,094
Ginnie Mae I Pool 3.5% 8/20/2052	31,428,978	29,791,909
Ginnie Mae I Pool 3.5% 9/15/2042	11,785	11,236
Ginnie Mae I Pool 3.5% 9/15/2042	5,613	5,356
Ginnie Mae I Pool 3.5% 9/15/2042	5,555	5,336
Ginnie Mae I Pool 3.5% 9/15/2042	3,205	3,057
Ginnie Mae I Pool 3.5% 9/15/2043	4,535	4,321
Ginnie Mae I Pool 3.5% 9/20/2052	63,433,174	60,129,074
Ginnie Mae I Pool 4% 1/15/2040	12,469	12,299
Ginnie Mae I Pool 4% 1/15/2040	12,005	11,822
Ginnie Mae I Pool 4% 1/15/2041	60,207	59,239
Ginnie Mae I Pool 4% 1/15/2041	2,465	2,425
Ginnie Mae I Pool 4% 1/15/2042	4,743	4,660
Ginnie Mae I Pool 4% 1/15/2043	17,690	17,358
Ginnie Mae I Pool 4% 1/15/2047	43,099	42,064
Ginnie Mae I Pool 4% 1/15/2047	41,590	40,592
Ginnie Mae I Pool 4% 1/15/2047	31,962	31,195
Ginnie Mae I Pool 4% 1/15/2047	15,251	14,885
Ginnie Mae I Pool 4% 10/15/2039	14,661	14,460
Ginnie Mae I Pool 4% 10/15/2040	71,023	69,910
Ginnie Mae I Pool 4% 10/15/2040	70,155	69,048
Ginnie Mae I Pool 4% 10/15/2040	60,892	59,957
Ginnie Mae I Pool 4% 10/15/2040	6,546	6,445
Ginnie Mae I Pool 4% 10/15/2040	5,599	5,513
Ginnie Mae I Pool 4% 10/15/2040	2,669	2,628
Ginnie Mae I Pool 4% 10/15/2041	155,832	153,118
Ginnie Mae I Pool 4% 10/15/2041	61,253	60,238
Ginnie Mae I Pool 4% 10/15/2041	52,157	51,314
Ginnie Mae I Pool 4% 10/15/2041	33,461	32,913
Ginnie Mae I Pool 4% 10/15/2041	27,222	26,755
Ginnie Mae I Pool 4% 10/15/2041	19,426	19,127
Ginnie Mae I Pool 4% 10/15/2041	15,360	15,079
Ginnie Mae I Pool 4% 10/15/2041	10,274	10,099
Ginnie Mae I Pool 4% 10/15/2041	7,583	7,459
Ginnie Mae I Pool 4% 10/15/2041	6,428	6,327
Ginnie Mae I Pool 4% 10/15/2041	4,677	4,601
Ginnie Mae I Pool 4% 10/15/2041	2,441	2,396
Ginnie Mae I Pool 4% 10/20/2042	221,285	217,065
Ginnie Mae I Pool 4% 10/20/2052	65,910,133	63,915,594
Ginnie Mae I Pool 4% 11/15/2039	10,814	10,671
Ginnie Mae I Pool 4% 11/15/2040	17,489	17,207
Ginnie Mae I Pool 4% 11/15/2040	1,983	1,956
Ginnie Mae I Pool 4% 11/15/2041	131,266	129,062
Ginnie Mae I Pool 4% 11/15/2041	20,179	19,817
Ginnie Mae I Pool 4% 11/15/2042	5,956	5,847
Ginnie Mae I Pool 4% 11/20/2042	26,971	26,421
Ginnie Mae I Pool 4% 12/15/2039	35,051	34,520
Ginnie Mae I Pool 4% 12/15/2039	6,170	6,078
Ginnie Mae I Pool 4% 12/15/2040	8,142	8,032
Ginnie Mae I Pool 4% 12/15/2040	6,468	6,363
Ginnie Mae I Pool 4% 12/15/2040	4,230	4,158
Ginnie Mae I Pool 4% 12/15/2040	3,605	3,548
Ginnie Mae I Pool 4% 12/15/2040	2,856	2,807
Ginnie Mae I Pool 4% 12/15/2041	56,209	55,283
Ginnie Mae I Pool 4% 12/15/2041	42,386	41,642
Ginnie Mae I Pool 4% 12/15/2041	20,915	20,554
Ginnie Mae I Pool 4% 12/15/2041	11,756	11,554
Ginnie Mae I Pool 4% 12/15/2041	2,164	2,127
Ginnie Mae I Pool 4% 12/15/2042	3,771	3,704
Ginnie Mae I Pool 4% 12/15/2046	8,286	8,100
Ginnie Mae I Pool 4% 2/15/2040	51,862	51,055
Ginnie Mae I Pool 4% 2/15/2040	30,843	30,391
Ginnie Mae I Pool 4% 2/15/2040	30,110	29,641
Ginnie Mae I Pool 4% 2/15/2041	17,082	16,815
Ginnie Mae I Pool 4% 2/15/2041	9,285	9,124
Ginnie Mae I Pool 4% 2/15/2042	18,674	18,349
Ginnie Mae I Pool 4% 2/15/2042	11,777	11,577
Ginnie Mae I Pool 4% 2/15/2045	57,344	56,109
Ginnie Mae I Pool 4% 3/15/2040	258,326	254,357
Ginnie Mae I Pool 4% 3/15/2041	129,955	127,932
Ginnie Mae I Pool 4% 3/15/2041	5,609	5,521
Ginnie Mae I Pool 4% 3/15/2041	4,792	4,725
Ginnie Mae I Pool 4% 3/15/2042	67,885	66,677
Ginnie Mae I Pool 4% 3/15/2042	10,193	10,004
Ginnie Mae I Pool 4% 3/15/2042	7,520	7,390
Ginnie Mae I Pool 4% 3/20/2044	301,258	294,103
Ginnie Mae I Pool 4% 3/20/2047	724,788	712,367
Ginnie Mae I Pool 4% 4/15/2040	21,135	20,797
Ginnie Mae I Pool 4% 4/15/2040	9,341	9,206
Ginnie Mae I Pool 4% 4/15/2041	4,084	4,019
Ginnie Mae I Pool 4% 4/15/2042	11,624	11,403
Ginnie Mae I Pool 4% 4/15/2043	41,832	41,052
Ginnie Mae I Pool 4% 4/15/2043	2,671	2,624
Ginnie Mae I Pool 4% 4/15/2046	359,178	351,232
Ginnie Mae I Pool 4% 4/20/2048	223,701	218,610
Ginnie Mae I Pool 4% 4/20/2048	197,186	192,697
Ginnie Mae I Pool 4% 5/15/2040	18,428	18,134
Ginnie Mae I Pool 4% 5/15/2041	11,502	11,382
Ginnie Mae I Pool 4% 5/15/2042	468	466
Ginnie Mae I Pool 4% 5/15/2043	8,268	8,098
Ginnie Mae I Pool 4% 5/15/2045	53,281	52,072
Ginnie Mae I Pool 4% 5/20/2049	87,197	84,749
Ginnie Mae I Pool 4% 6/15/2041	16,271	16,001
Ginnie Mae I Pool 4% 6/15/2041	10,734	10,556
Ginnie Mae I Pool 4% 6/15/2041	4,833	4,747
Ginnie Mae I Pool 4% 6/15/2041	2,702	2,666
Ginnie Mae I Pool 4% 6/15/2042	11,389	11,169
Ginnie Mae I Pool 4% 6/15/2043	2,057	2,021
Ginnie Mae I Pool 4% 6/15/2045	14,271	13,970
Ginnie Mae I Pool 4% 7/15/2039	13,600	13,399
Ginnie Mae I Pool 4% 7/15/2041	6,282	6,177
Ginnie Mae I Pool 4% 7/15/2041	5,155	5,077
Ginnie Mae I Pool 4% 7/15/2041	3,009	2,955
Ginnie Mae I Pool 4% 7/15/2045	38,969	38,075
Ginnie Mae I Pool 4% 7/15/2046	28,936	28,305
Ginnie Mae I Pool 4% 7/15/2046	23,245	22,737
Ginnie Mae I Pool 4% 8/15/2039	9,514	9,381
Ginnie Mae I Pool 4% 8/15/2039	5,862	5,773
Ginnie Mae I Pool 4% 8/15/2039	4,295	4,228
Ginnie Mae I Pool 4% 8/15/2040	2,926	2,882
Ginnie Mae I Pool 4% 8/15/2041	9,123	8,972
Ginnie Mae I Pool 4% 8/15/2041	5,975	5,883
Ginnie Mae I Pool 4% 8/15/2041	1,921	1,893
Ginnie Mae I Pool 4% 8/15/2042	29,619	29,052
Ginnie Mae I Pool 4% 8/15/2043	4,277	4,186
Ginnie Mae I Pool 4% 8/15/2043	1,760	1,722
Ginnie Mae I Pool 4% 9/15/2039	8,985	8,869
Ginnie Mae I Pool 4% 9/15/2040	2,349	2,314
Ginnie Mae I Pool 4% 9/15/2041	61,952	60,904
Ginnie Mae I Pool 4% 9/15/2041	8,219	8,084
Ginnie Mae I Pool 4% 9/15/2041	7,645	7,524
Ginnie Mae I Pool 4% 9/15/2041	3,227	3,167
Ginnie Mae I Pool 4% 9/15/2041	2,383	2,341
Ginnie Mae I Pool 4% 9/15/2041	924	911
Ginnie Mae I Pool 4.5% 10/15/2039	7,024	7,111
Ginnie Mae I Pool 4.5% 10/15/2039	4,941	5,002
Ginnie Mae I Pool 4.5% 10/15/2039	1,198	1,213
Ginnie Mae I Pool 4.5% 11/15/2039	40,008	40,506
Ginnie Mae I Pool 4.5% 11/15/2039	16,192	16,393
Ginnie Mae I Pool 4.5% 11/15/2039	13,390	13,555
Ginnie Mae I Pool 4.5% 11/15/2039	11,907	12,055
Ginnie Mae I Pool 4.5% 11/15/2039	8,806	8,915
Ginnie Mae I Pool 4.5% 11/15/2039	8,691	8,796
Ginnie Mae I Pool 4.5% 11/15/2039	6,074	6,149
Ginnie Mae I Pool 4.5% 11/15/2039	4,932	4,993
Ginnie Mae I Pool 4.5% 11/15/2039	980	992
Ginnie Mae I Pool 4.5% 11/15/2039	576	583
Ginnie Mae I Pool 4.5% 12/15/2039	11,176	11,312
Ginnie Mae I Pool 4.5% 2/15/2040	32,573	32,976
Ginnie Mae I Pool 4.5% 2/15/2040	30,639	31,020
Ginnie Mae I Pool 4.5% 2/15/2040	25,853	26,171
Ginnie Mae I Pool 4.5% 2/15/2040	17,477	17,693
Ginnie Mae I Pool 4.5% 2/15/2040	12,214	12,363
Ginnie Mae I Pool 4.5% 2/15/2040	9,738	9,858
Ginnie Mae I Pool 4.5% 2/15/2040	9,616	9,735
Ginnie Mae I Pool 4.5% 2/15/2040	6,675	6,756
Ginnie Mae I Pool 4.5% 2/15/2040	1,891	1,915
Ginnie Mae I Pool 4.5% 2/15/2041	7,652	7,737
Ginnie Mae I Pool 4.5% 3/15/2040	106,263	107,575
Ginnie Mae I Pool 4.5% 3/15/2040	10,655	10,787
Ginnie Mae I Pool 4.5% 3/15/2040	5,682	5,752
Ginnie Mae I Pool 4.5% 3/15/2040	5,516	5,585
Ginnie Mae I Pool 4.5% 3/15/2040	3,829	3,876
Ginnie Mae I Pool 4.5% 3/15/2041	188,087	190,422
Ginnie Mae I Pool 4.5% 3/15/2041	4,151	4,203
Ginnie Mae I Pool 4.5% 4/15/2040	33,691	34,105
Ginnie Mae I Pool 4.5% 4/15/2040	17,402	17,619
Ginnie Mae I Pool 4.5% 4/15/2040	13,322	13,488
Ginnie Mae I Pool 4.5% 4/15/2040	7,532	7,625
Ginnie Mae I Pool 4.5% 4/15/2040	3,112	3,150
Ginnie Mae I Pool 4.5% 4/15/2040	3,022	3,059
Ginnie Mae I Pool 4.5% 4/20/2053	84,336,463	83,908,970
Ginnie Mae I Pool 4.5% 5/15/2039	6,050	6,124
Ginnie Mae I Pool 4.5% 5/15/2040	51,697	52,336
Ginnie Mae I Pool 4.5% 5/15/2040	4,104	4,155
Ginnie Mae I Pool 4.5% 5/20/2041	15,157	15,336
Ginnie Mae I Pool 4.5% 6/15/2039	20,928	21,183
Ginnie Mae I Pool 4.5% 6/15/2039	19,333	19,571
Ginnie Mae I Pool 4.5% 6/15/2039	3,809	3,856
Ginnie Mae I Pool 4.5% 6/15/2039	3,005	3,042
Ginnie Mae I Pool 4.5% 6/15/2039	2,590	2,622
Ginnie Mae I Pool 4.5% 6/15/2040	164,931	166,982
Ginnie Mae I Pool 4.5% 6/15/2040	101,832	103,090
Ginnie Mae I Pool 4.5% 6/15/2040	49,303	49,913
Ginnie Mae I Pool 4.5% 6/15/2040	37,511	37,974
Ginnie Mae I Pool 4.5% 6/15/2040	22,160	22,434
Ginnie Mae I Pool 4.5% 6/15/2040	21,949	22,220
Ginnie Mae I Pool 4.5% 6/15/2040	18,659	18,889
Ginnie Mae I Pool 4.5% 6/15/2040	17,424	17,640
Ginnie Mae I Pool 4.5% 6/15/2040	4,902	4,963
Ginnie Mae I Pool 4.5% 6/15/2040	2,666	2,699
Ginnie Mae I Pool 4.5% 6/15/2040	1,820	1,843
Ginnie Mae I Pool 4.5% 6/15/2041	326,803	330,849
Ginnie Mae I Pool 4.5% 6/20/2041	6,245	6,319
Ginnie Mae I Pool 4.5% 7/15/2039	17,088	17,297
Ginnie Mae I Pool 4.5% 7/15/2040	65,211	66,017
Ginnie Mae I Pool 4.5% 7/15/2040	58,759	59,485
Ginnie Mae I Pool 4.5% 7/15/2040	52,484	53,132
Ginnie Mae I Pool 4.5% 7/15/2040	41,526	42,039
Ginnie Mae I Pool 4.5% 7/15/2040	39,739	40,230
Ginnie Mae I Pool 4.5% 7/15/2040	28,912	29,270
Ginnie Mae I Pool 4.5% 7/15/2040	15,097	15,284
Ginnie Mae I Pool 4.5% 7/15/2040	14,911	15,096
Ginnie Mae I Pool 4.5% 7/15/2040	4,908	4,969
Ginnie Mae I Pool 4.5% 7/15/2040	4,186	4,238
Ginnie Mae I Pool 4.5% 7/15/2040	2,881	2,917
Ginnie Mae I Pool 4.5% 7/15/2040	1,170	1,185
Ginnie Mae I Pool 4.5% 7/15/2040	647	655
Ginnie Mae I Pool 4.5% 8/15/2039	182,478	184,722
Ginnie Mae I Pool 4.5% 8/15/2039	108,190	109,520
Ginnie Mae I Pool 4.5% 8/15/2039	86,561	87,624
Ginnie Mae I Pool 4.5% 8/15/2039	34,547	34,973
Ginnie Mae I Pool 4.5% 8/15/2039	21,566	21,834
Ginnie Mae I Pool 4.5% 8/15/2039	16,289	16,489
Ginnie Mae I Pool 4.5% 8/15/2039	2,901	2,937
Ginnie Mae I Pool 4.5% 8/15/2040	15,773	15,968
Ginnie Mae I Pool 4.5% 8/15/2040	1,929	1,953
Ginnie Mae I Pool 4.5% 8/15/2040	1,468	1,486
Ginnie Mae I Pool 4.5% 8/15/2040	1,128	1,141
Ginnie Mae I Pool 4.5% 8/15/2041	3,744	3,790
Ginnie Mae I Pool 4.5% 9/15/2039	32,083	32,479
Ginnie Mae I Pool 4.5% 9/15/2039	15,810	16,004
Ginnie Mae I Pool 4.5% 9/15/2039	6,336	6,414
Ginnie Mae I Pool 4.5% 9/15/2039	5,729	5,800
Ginnie Mae I Pool 4.5% 9/15/2040	5,459	5,526
Ginnie Mae I Pool 4.5% 9/15/2040	2,410	2,440
Ginnie Mae I Pool 5% 1/15/2034	1,224	1,258
Ginnie Mae I Pool 5% 1/15/2040	531	545
Ginnie Mae I Pool 5% 10/15/2033	662	680
Ginnie Mae I Pool 5% 10/15/2034	955	982
Ginnie Mae I Pool 5% 10/15/2039	12,061	12,484
Ginnie Mae I Pool 5% 10/15/2039	9,364	9,699
Ginnie Mae I Pool 5% 10/15/2039	7,408	7,673
Ginnie Mae I Pool 5% 10/15/2039	4,171	4,317
Ginnie Mae I Pool 5% 10/15/2039	2,492	2,578
Ginnie Mae I Pool 5% 10/20/2054	1,080,910	1,086,757
Ginnie Mae I Pool 5% 11/15/2033	427	439
Ginnie Mae I Pool 5% 11/15/2039	15,306	15,857
Ginnie Mae I Pool 5% 11/15/2039	13,363	13,857
Ginnie Mae I Pool 5% 11/15/2039	5,040	5,220
Ginnie Mae I Pool 5% 11/15/2039	4,774	4,946
Ginnie Mae I Pool 5% 11/15/2039	896	929
Ginnie Mae I Pool 5% 11/15/2040	4,877	5,053
Ginnie Mae I Pool 5% 11/15/2040	1,315	1,363
Ginnie Mae I Pool 5% 12/15/2039	11,965	12,396
Ginnie Mae I Pool 5% 12/15/2039	6,093	6,309
Ginnie Mae I Pool 5% 12/15/2039	5,017	5,201
Ginnie Mae I Pool 5% 2/15/2039	2,169	2,245
Ginnie Mae I Pool 5% 3/15/2041	10,122	10,479
Ginnie Mae I Pool 5% 3/15/2041	3,748	3,883
Ginnie Mae I Pool 5% 4/15/2033	1,178	1,208
Ginnie Mae I Pool 5% 4/15/2039	2,090	2,166
Ginnie Mae I Pool 5% 4/15/2040	113,106	117,167
Ginnie Mae I Pool 5% 4/15/2040	94,277	97,646
Ginnie Mae I Pool 5% 4/15/2040	5,144	5,332
Ginnie Mae I Pool 5% 4/15/2040	4,760	4,931
Ginnie Mae I Pool 5% 4/15/2040	1,777	1,842
Ginnie Mae I Pool 5% 4/15/2041	15,156	15,688
Ginnie Mae I Pool 5% 4/15/2041	3,693	3,824
Ginnie Mae I Pool 5% 4/15/2041	1,647	1,705
Ginnie Mae I Pool 5% 4/20/2048	2,664,748	2,747,674
Ginnie Mae I Pool 5% 5/15/2039	27,796	28,767
Ginnie Mae I Pool 5% 5/15/2039	15,304	15,841
Ginnie Mae I Pool 5% 5/15/2040	5,187	5,375
Ginnie Mae I Pool 5% 5/15/2040	3,128	3,244
Ginnie Mae I Pool 5% 5/15/2040	1,115	1,155
Ginnie Mae I Pool 5% 6/15/2039	1,859	1,923
Ginnie Mae I Pool 5% 6/15/2040	287,690	298,020
Ginnie Mae I Pool 5% 6/15/2040	8,325	8,624
Ginnie Mae I Pool 5% 6/15/2040	4,570	4,729
Ginnie Mae I Pool 5% 6/15/2041	12,159	12,581
Ginnie Mae I Pool 5% 6/15/2041	1,723	1,783
Ginnie Mae I Pool 5% 6/15/2041	1,641	1,699
Ginnie Mae I Pool 5% 7/15/2039	21,067	21,799
Ginnie Mae I Pool 5% 7/15/2039	16,618	17,203
Ginnie Mae I Pool 5% 7/15/2040	13,595	14,086
Ginnie Mae I Pool 5% 7/15/2040	13,299	13,779
Ginnie Mae I Pool 5% 7/15/2040	6,517	6,753
Ginnie Mae I Pool 5% 7/15/2040	5,678	5,886
Ginnie Mae I Pool 5% 7/15/2040	2,651	2,743
Ginnie Mae I Pool 5% 7/15/2040	883	915
Ginnie Mae I Pool 5% 8/15/2039	10,115	10,472
Ginnie Mae I Pool 5% 8/15/2039	8,946	9,262
Ginnie Mae I Pool 5% 8/15/2039	4,083	4,227
Ginnie Mae I Pool 5% 8/15/2039	2,896	3,000
Ginnie Mae I Pool 5% 8/15/2039	1,656	1,714
Ginnie Mae I Pool 5% 8/15/2039	883	914
Ginnie Mae I Pool 5% 8/15/2040	21,587	22,373
Ginnie Mae I Pool 5% 8/15/2040	18,203	18,860
Ginnie Mae I Pool 5% 8/15/2040	16,165	16,756
Ginnie Mae I Pool 5% 8/15/2040	4,901	5,081
Ginnie Mae I Pool 5% 9/15/2039	68,562	70,963
Ginnie Mae I Pool 5% 9/15/2039	13,930	14,423
Ginnie Mae I Pool 5% 9/15/2039	9,950	10,303
Ginnie Mae I Pool 5% 9/15/2039	6,976	7,222
Ginnie Mae I Pool 5% 9/15/2039	4,632	4,797
Ginnie Mae I Pool 5% 9/15/2039	4,255	4,409
Ginnie Mae I Pool 5% 9/15/2039	3,778	3,911
Ginnie Mae I Pool 5% 9/15/2039	2,924	3,028
Ginnie Mae I Pool 5% 9/15/2039	2,473	2,560
Ginnie Mae I Pool 5% 9/15/2039	1,253	1,298
Ginnie Mae I Pool 5% 9/15/2040	10,389	10,763
Ginnie Mae I Pool 5% 9/15/2040	6,734	6,968
Ginnie Mae I Pool 5% 9/15/2040	2,335	2,420
Ginnie Mae I Pool 5% 9/15/2041	190,040	196,782
Ginnie Mae I Pool 5.5% 1/15/2034	150	156
Ginnie Mae I Pool 5.5% 1/15/2039	11,586	12,142
Ginnie Mae I Pool 5.5% 10/15/2035	9,131	9,561
Ginnie Mae I Pool 5.5% 12/15/2038	615	643
Ginnie Mae I Pool 5.5% 3/15/2039	1,815	1,901
Ginnie Mae I Pool 5.5% 3/20/2054	3,786,285	3,905,026
Ginnie Mae I Pool 5.5% 4/15/2034	667	695
Ginnie Mae I Pool 5.5% 5/15/2034	2,462	2,571
Ginnie Mae I Pool 5.5% 5/15/2034	684	714
Ginnie Mae I Pool 5.5% 5/15/2039	6,811	7,138
Ginnie Mae I Pool 5.5% 7/15/2037	663	694
Ginnie Mae I Pool 5.5% 7/15/2038	1,807	1,883
Ginnie Mae I Pool 5.5% 7/15/2039	3,947	4,147
Ginnie Mae I Pool 5.5% 8/15/2033	1,852	1,933
Ginnie Mae I Pool 5.5% 9/15/2039	66,826	70,141
Ginnie Mae I Pool 5.5% 9/15/2039	40,042	42,012
Ginnie Mae I Pool 6% 10/15/2030	2,740	2,833
Ginnie Mae I Pool 6% 10/15/2039	1,696	1,794
Ginnie Mae I Pool 6% 11/15/2039	4,866	5,153
Ginnie Mae I Pool 6% 11/15/2039	2,778	2,942
Ginnie Mae I Pool 6% 11/15/2039	1,844	1,950
Ginnie Mae I Pool 6% 11/15/2039	1,082	1,140
Ginnie Mae I Pool 6% 11/15/2039	921	969
Ginnie Mae I Pool 6% 11/15/2039	718	758
Ginnie Mae I Pool 6% 5/15/2040	144,172	151,996
Ginnie Mae I Pool 6.5% 10/15/2034	5,823	6,222
Ginnie Mae I Pool 6.5% 10/15/2034	3,222	3,427
Ginnie Mae I Pool 6.5% 10/15/2034	796	847
Ginnie Mae I Pool 6.5% 10/15/2035	3,915	4,214
Ginnie Mae I Pool 6.5% 10/15/2036	1,268	1,357
Ginnie Mae I Pool 6.5% 11/15/2034	1,443	1,508
Ginnie Mae I Pool 6.5% 6/15/2037	1,511	1,615
Ginnie Mae I Pool 6.5% 7/15/2035	465	498
Ginnie Mae I Pool 6.5% 8/15/2034	6,568	7,000
Ginnie Mae I Pool 6.5% 8/15/2034	151	158
Ginnie Mae I Pool 6.5% 8/15/2036	1,124	1,203
Ginnie Mae I Pool 6.5% 9/15/2034	2,555	2,721
Ginnie Mae I Pool 7% 1/15/2027	2	2
Ginnie Mae I Pool 7% 1/15/2028	219	222
Ginnie Mae I Pool 7% 1/15/2028	95	96
Ginnie Mae I Pool 7% 1/15/2028	76	77
Ginnie Mae I Pool 7% 1/15/2028	63	64
Ginnie Mae I Pool 7% 1/15/2028	63	64
Ginnie Mae I Pool 7% 1/15/2028	59	60
Ginnie Mae I Pool 7% 1/15/2028	54	54
Ginnie Mae I Pool 7% 1/15/2028	45	46
Ginnie Mae I Pool 7% 1/15/2028	45	45
Ginnie Mae I Pool 7% 1/15/2028	18	19
Ginnie Mae I Pool 7% 1/15/2028	13	13
Ginnie Mae I Pool 7% 1/15/2029	172	175
Ginnie Mae I Pool 7% 1/15/2029	121	123
Ginnie Mae I Pool 7% 1/15/2029	87	88
Ginnie Mae I Pool 7% 1/15/2029	67	68
Ginnie Mae I Pool 7% 1/15/2029	44	45
Ginnie Mae I Pool 7% 1/15/2030	552	565
Ginnie Mae I Pool 7% 1/15/2030	49	50
Ginnie Mae I Pool 7% 1/15/2031	3,661	3,761
Ginnie Mae I Pool 7% 1/15/2031	179	184
Ginnie Mae I Pool 7% 1/15/2032	1,172	1,215
Ginnie Mae I Pool 7% 1/15/2032	243	248
Ginnie Mae I Pool 7% 10/15/2026	9	9
Ginnie Mae I Pool 7% 10/15/2028	1,508	1,535
Ginnie Mae I Pool 7% 10/15/2028	618	622
Ginnie Mae I Pool 7% 10/15/2028	482	490
Ginnie Mae I Pool 7% 10/15/2028	85	86
Ginnie Mae I Pool 7% 10/15/2028	39	39
Ginnie Mae I Pool 7% 10/15/2028	17	18
Ginnie Mae I Pool 7% 10/15/2030	435	450
Ginnie Mae I Pool 7% 10/15/2030	151	155
Ginnie Mae I Pool 7% 10/15/2031	1,012	1,052
Ginnie Mae I Pool 7% 10/15/2031	650	676
Ginnie Mae I Pool 7% 10/15/2031	240	248
Ginnie Mae I Pool 7% 10/15/2031	206	209
Ginnie Mae I Pool 7% 10/15/2031	200	208
Ginnie Mae I Pool 7% 10/15/2031	176	183
Ginnie Mae I Pool 7% 10/15/2031	67	69
Ginnie Mae I Pool 7% 10/15/2032	1,432	1,483
Ginnie Mae I Pool 7% 11/15/2028	276	281
Ginnie Mae I Pool 7% 11/15/2028	207	209
Ginnie Mae I Pool 7% 11/15/2029	488	501
Ginnie Mae I Pool 7% 11/15/2031	574	595
Ginnie Mae I Pool 7% 11/15/2031	551	565
Ginnie Mae I Pool 7% 11/15/2032	533	551
Ginnie Mae I Pool 7% 12/15/2027	95	96
Ginnie Mae I Pool 7% 12/15/2027	15	15
Ginnie Mae I Pool 7% 12/15/2027	13	13
Ginnie Mae I Pool 7% 12/15/2028	2,492	2,542
Ginnie Mae I Pool 7% 12/15/2028	393	401
Ginnie Mae I Pool 7% 12/15/2028	186	189
Ginnie Mae I Pool 7% 12/15/2028	170	173
Ginnie Mae I Pool 7% 12/15/2028	131	133
Ginnie Mae I Pool 7% 12/15/2028	55	56
Ginnie Mae I Pool 7% 12/15/2028	27	27
Ginnie Mae I Pool 7% 12/15/2030	263	272
Ginnie Mae I Pool 7% 12/15/2031	953	988
Ginnie Mae I Pool 7% 12/15/2031	454	472
Ginnie Mae I Pool 7% 12/15/2031	44	45
Ginnie Mae I Pool 7% 2/15/2028	2,102	2,130
Ginnie Mae I Pool 7% 2/15/2028	661	668
Ginnie Mae I Pool 7% 2/15/2028	276	280
Ginnie Mae I Pool 7% 2/15/2028	70	71
Ginnie Mae I Pool 7% 2/15/2028	67	67
Ginnie Mae I Pool 7% 2/15/2028	65	65
Ginnie Mae I Pool 7% 2/15/2028	60	61
Ginnie Mae I Pool 7% 2/15/2028	50	50
Ginnie Mae I Pool 7% 2/15/2028	26	26
Ginnie Mae I Pool 7% 2/15/2028	20	20
Ginnie Mae I Pool 7% 2/15/2028	14	14
Ginnie Mae I Pool 7% 2/15/2029	38	38
Ginnie Mae I Pool 7% 2/15/2032	1,496	1,557
Ginnie Mae I Pool 7% 2/15/2032	884	903
Ginnie Mae I Pool 7% 2/15/2032	415	431
Ginnie Mae I Pool 7% 2/15/2032	149	154
Ginnie Mae I Pool 7% 2/15/2032	109	111
Ginnie Mae I Pool 7% 2/15/2032	99	103
Ginnie Mae I Pool 7% 3/15/2028	288	292
Ginnie Mae I Pool 7% 3/15/2028	170	172
Ginnie Mae I Pool 7% 3/15/2028	97	98
Ginnie Mae I Pool 7% 3/15/2028	96	98
Ginnie Mae I Pool 7% 3/15/2028	76	77
Ginnie Mae I Pool 7% 3/15/2028	73	74
Ginnie Mae I Pool 7% 3/15/2028	62	62
Ginnie Mae I Pool 7% 3/15/2028	42	42
Ginnie Mae I Pool 7% 3/15/2028	30	31
Ginnie Mae I Pool 7% 3/15/2028	17	17
Ginnie Mae I Pool 7% 3/15/2029	236	240
Ginnie Mae I Pool 7% 3/15/2029	108	110
Ginnie Mae I Pool 7% 3/15/2029	61	62
Ginnie Mae I Pool 7% 3/15/2029	27	28
Ginnie Mae I Pool 7% 3/15/2029	18	18
Ginnie Mae I Pool 7% 3/15/2029	15	16
Ginnie Mae I Pool 7% 3/15/2031	94	97
Ginnie Mae I Pool 7% 3/15/2031	91	94
Ginnie Mae I Pool 7% 3/15/2031	67	69
Ginnie Mae I Pool 7% 3/15/2031	28	29
Ginnie Mae I Pool 7% 3/15/2032	590	615
Ginnie Mae I Pool 7% 3/15/2032	257	267
Ginnie Mae I Pool 7% 3/15/2032	207	215
Ginnie Mae I Pool 7% 3/15/2032	64	66
Ginnie Mae I Pool 7% 3/15/2032	48	50
Ginnie Mae I Pool 7% 3/15/2032	37	38
Ginnie Mae I Pool 7% 4/15/2028	1,441	1,462
Ginnie Mae I Pool 7% 4/15/2028	214	217
Ginnie Mae I Pool 7% 4/15/2028	156	158
Ginnie Mae I Pool 7% 4/15/2028	98	99
Ginnie Mae I Pool 7% 4/15/2028	75	76
Ginnie Mae I Pool 7% 4/15/2028	59	60
Ginnie Mae I Pool 7% 4/15/2028	36	36
Ginnie Mae I Pool 7% 4/15/2028	25	26
Ginnie Mae I Pool 7% 4/15/2028	17	17
Ginnie Mae I Pool 7% 4/15/2029	160	163
Ginnie Mae I Pool 7% 4/15/2029	56	57
Ginnie Mae I Pool 7% 4/15/2031	284	294
Ginnie Mae I Pool 7% 4/15/2031	163	169
Ginnie Mae I Pool 7% 4/15/2031	68	70
Ginnie Mae I Pool 7% 4/15/2032	931	970
Ginnie Mae I Pool 7% 4/15/2032	477	496
Ginnie Mae I Pool 7% 4/15/2032	446	462
Ginnie Mae I Pool 7% 4/15/2032	332	346
Ginnie Mae I Pool 7% 4/15/2032	140	145
Ginnie Mae I Pool 7% 4/15/2032	125	129
Ginnie Mae I Pool 7% 4/15/2032	117	121
Ginnie Mae I Pool 7% 4/15/2032	84	85
Ginnie Mae I Pool 7% 4/15/2032	74	77
Ginnie Mae I Pool 7% 4/15/2032	33	33
Ginnie Mae I Pool 7% 4/20/2032	15,193	15,841
Ginnie Mae I Pool 7% 5/15/2027	2	2
Ginnie Mae I Pool 7% 5/15/2028	647	655
Ginnie Mae I Pool 7% 5/15/2028	264	267
Ginnie Mae I Pool 7% 5/15/2028	68	69
Ginnie Mae I Pool 7% 5/15/2028	58	59
Ginnie Mae I Pool 7% 5/15/2028	7	7
Ginnie Mae I Pool 7% 5/15/2028	6	6
Ginnie Mae I Pool 7% 5/15/2029	182	186
Ginnie Mae I Pool 7% 5/15/2029	109	112
Ginnie Mae I Pool 7% 5/15/2031	284	291
Ginnie Mae I Pool 7% 5/15/2031	176	180
Ginnie Mae I Pool 7% 5/15/2031	146	151
Ginnie Mae I Pool 7% 5/15/2031	69	70
Ginnie Mae I Pool 7% 5/15/2032	6,398	6,664
Ginnie Mae I Pool 7% 5/15/2032	740	769
Ginnie Mae I Pool 7% 5/15/2032	342	354
Ginnie Mae I Pool 7% 5/15/2032	261	269
Ginnie Mae I Pool 7% 5/15/2032	165	168
Ginnie Mae I Pool 7% 5/15/2032	135	138
Ginnie Mae I Pool 7% 5/15/2032	128	133
Ginnie Mae I Pool 7% 5/15/2032	101	105
Ginnie Mae I Pool 7% 6/15/2028	815	827
Ginnie Mae I Pool 7% 6/15/2028	476	482
Ginnie Mae I Pool 7% 6/15/2028	366	372
Ginnie Mae I Pool 7% 6/15/2028	305	309
Ginnie Mae I Pool 7% 6/15/2028	272	276
Ginnie Mae I Pool 7% 6/15/2028	213	216
Ginnie Mae I Pool 7% 6/15/2028	185	187
Ginnie Mae I Pool 7% 6/15/2028	166	168
Ginnie Mae I Pool 7% 6/15/2028	110	112
Ginnie Mae I Pool 7% 6/15/2028	60	61
Ginnie Mae I Pool 7% 6/15/2028	48	49
Ginnie Mae I Pool 7% 6/15/2028	39	40
Ginnie Mae I Pool 7% 6/15/2028	27	27
Ginnie Mae I Pool 7% 6/15/2028	19	19
Ginnie Mae I Pool 7% 6/15/2028	7	7
Ginnie Mae I Pool 7% 6/15/2029	37	38
Ginnie Mae I Pool 7% 6/15/2031	860	891
Ginnie Mae I Pool 7% 6/15/2031	458	475
Ginnie Mae I Pool 7% 6/15/2031	386	400
Ginnie Mae I Pool 7% 6/15/2032	12,999	13,528
Ginnie Mae I Pool 7% 6/15/2032	8,233	8,578
Ginnie Mae I Pool 7% 6/15/2032	3,408	3,550
Ginnie Mae I Pool 7% 6/15/2032	3,311	3,447
Ginnie Mae I Pool 7% 6/15/2032	3,146	3,258
Ginnie Mae I Pool 7% 6/15/2032	2,087	2,176
Ginnie Mae I Pool 7% 6/15/2032	2,012	2,089
Ginnie Mae I Pool 7% 6/15/2032	1,168	1,218
Ginnie Mae I Pool 7% 6/15/2032	766	794
Ginnie Mae I Pool 7% 6/15/2032	584	606
Ginnie Mae I Pool 7% 6/15/2032	444	462
Ginnie Mae I Pool 7% 6/15/2032	320	331
Ginnie Mae I Pool 7% 6/15/2032	304	315
Ginnie Mae I Pool 7% 6/15/2032	154	159
Ginnie Mae I Pool 7% 6/15/2032	124	128
Ginnie Mae I Pool 7% 6/15/2032	107	111
Ginnie Mae I Pool 7% 6/15/2032	93	97
Ginnie Mae I Pool 7% 6/15/2032	21	21
Ginnie Mae I Pool 7% 7/15/2028	524	532
Ginnie Mae I Pool 7% 7/15/2028	352	357
Ginnie Mae I Pool 7% 7/15/2028	185	188
Ginnie Mae I Pool 7% 7/15/2028	171	174
Ginnie Mae I Pool 7% 7/15/2028	146	149
Ginnie Mae I Pool 7% 7/15/2028	98	100
Ginnie Mae I Pool 7% 7/15/2028	78	79
Ginnie Mae I Pool 7% 7/15/2028	77	78
Ginnie Mae I Pool 7% 7/15/2028	38	38
Ginnie Mae I Pool 7% 7/15/2028	35	35
Ginnie Mae I Pool 7% 7/15/2028	31	32
Ginnie Mae I Pool 7% 7/15/2028	29	29
Ginnie Mae I Pool 7% 7/15/2028	27	27
Ginnie Mae I Pool 7% 7/15/2028	14	14
Ginnie Mae I Pool 7% 7/15/2028	13	13
Ginnie Mae I Pool 7% 7/15/2029	360	367
Ginnie Mae I Pool 7% 7/15/2029	165	168
Ginnie Mae I Pool 7% 7/15/2029	118	120
Ginnie Mae I Pool 7% 7/15/2029	80	82
Ginnie Mae I Pool 7% 7/15/2029	12	12
Ginnie Mae I Pool 7% 7/15/2030	548	560
Ginnie Mae I Pool 7% 7/15/2031	1,633	1,691
Ginnie Mae I Pool 7% 7/15/2031	638	662
Ginnie Mae I Pool 7% 7/15/2031	398	412
Ginnie Mae I Pool 7% 7/15/2031	252	259
Ginnie Mae I Pool 7% 7/15/2031	160	165
Ginnie Mae I Pool 7% 7/15/2032	4,854	5,052
Ginnie Mae I Pool 7% 7/15/2032	2,153	2,215
Ginnie Mae I Pool 7% 7/15/2032	1,078	1,124
Ginnie Mae I Pool 7% 7/15/2032	759	787
Ginnie Mae I Pool 7% 7/15/2032	324	338
Ginnie Mae I Pool 7% 7/15/2032	249	257
Ginnie Mae I Pool 7% 7/15/2032	180	186
Ginnie Mae I Pool 7% 7/15/2032	108	113
Ginnie Mae I Pool 7% 8/15/2028	271	275
Ginnie Mae I Pool 7% 8/15/2029	28	29
Ginnie Mae I Pool 7% 8/15/2029	12	12
Ginnie Mae I Pool 7% 8/15/2031	156	162
Ginnie Mae I Pool 7% 8/15/2031	89	93
Ginnie Mae I Pool 7% 8/15/2031	83	86
Ginnie Mae I Pool 7% 8/15/2032	1,339	1,387
Ginnie Mae I Pool 7% 8/15/2032	634	660
Ginnie Mae I Pool 7% 8/15/2032	246	253
Ginnie Mae I Pool 7% 8/15/2032	75	78
Ginnie Mae I Pool 7% 8/15/2032	34	35
Ginnie Mae I Pool 7% 9/15/2027	9	10
Ginnie Mae I Pool 7% 9/15/2028	748	761
Ginnie Mae I Pool 7% 9/15/2028	602	612
Ginnie Mae I Pool 7% 9/15/2028	366	372
Ginnie Mae I Pool 7% 9/15/2028	160	163
Ginnie Mae I Pool 7% 9/15/2028	113	114
Ginnie Mae I Pool 7% 9/15/2028	101	101
Ginnie Mae I Pool 7% 9/15/2028	80	81
Ginnie Mae I Pool 7% 9/15/2028	40	40
Ginnie Mae I Pool 7% 9/15/2028	24	24
Ginnie Mae I Pool 7% 9/15/2028	18	18
Ginnie Mae I Pool 7% 9/15/2028	16	16
Ginnie Mae I Pool 7% 9/15/2029	16	16
Ginnie Mae I Pool 7% 9/15/2030	1,179	1,218
Ginnie Mae I Pool 7% 9/15/2031	4,227	4,371
Ginnie Mae I Pool 7% 9/15/2031	1,481	1,537
Ginnie Mae I Pool 7% 9/15/2031	613	636
Ginnie Mae I Pool 7% 9/15/2031	517	537
Ginnie Mae I Pool 7% 9/15/2031	380	394
Ginnie Mae I Pool 7% 9/15/2031	203	211
Ginnie Mae I Pool 7% 9/15/2031	151	157
Ginnie Mae I Pool 7% 9/15/2031	42	43
Ginnie Mae I Pool 7.5% 1/15/2031	82	85
Ginnie Mae I Pool 7.5% 1/15/2031	26	27
Ginnie Mae I Pool 7.5% 10/15/2027	207	210
Ginnie Mae I Pool 7.5% 10/15/2027	203	204
Ginnie Mae I Pool 7.5% 10/15/2027	20	20
Ginnie Mae I Pool 7.5% 10/15/2027	10	10
Ginnie Mae I Pool 7.5% 12/15/2026	1	1
Ginnie Mae I Pool 7.5% 12/15/2027	102	104
Ginnie Mae I Pool 7.5% 12/15/2027	76	77
Ginnie Mae I Pool 7.5% 12/15/2027	8	8
Ginnie Mae I Pool 7.5% 12/15/2028	51	52
Ginnie Mae I Pool 7.5% 2/15/2027	19	20
Ginnie Mae I Pool 7.5% 3/15/2028	80	82
Ginnie Mae I Pool 7.5% 4/15/2027	57	57
Ginnie Mae I Pool 7.5% 4/15/2027	29	29
Ginnie Mae I Pool 7.5% 4/15/2027	21	21
Ginnie Mae I Pool 7.5% 4/15/2027	19	19
Ginnie Mae I Pool 7.5% 4/15/2027	5	5
Ginnie Mae I Pool 7.5% 5/15/2027	34	34
Ginnie Mae I Pool 7.5% 5/15/2027	2	2
Ginnie Mae I Pool 7.5% 6/15/2027	141	143
Ginnie Mae I Pool 7.5% 6/15/2027	27	27
Ginnie Mae I Pool 7.5% 6/15/2027	14	14
Ginnie Mae I Pool 7.5% 7/15/2027	202	204
Ginnie Mae I Pool 7.5% 7/15/2027	89	90
Ginnie Mae I Pool 7.5% 7/15/2027	77	77
Ginnie Mae I Pool 7.5% 7/15/2027	74	75
Ginnie Mae I Pool 7.5% 7/15/2027	25	25
Ginnie Mae I Pool 7.5% 7/15/2027	8	8
Ginnie Mae I Pool 7.5% 7/15/2027	8	8
Ginnie Mae I Pool 7.5% 7/15/2028	428	438
Ginnie Mae I Pool 7.5% 7/15/2029	752	779
Ginnie Mae I Pool 7.5% 7/15/2029	72	74
Ginnie Mae I Pool 7.5% 8/15/2027	115	117
Ginnie Mae I Pool 7.5% 8/15/2027	40	40
Ginnie Mae I Pool 7.5% 8/15/2027	17	17
Ginnie Mae I Pool 7.5% 8/15/2027	13	13
Ginnie Mae I Pool 7.5% 8/15/2027	9	9
Ginnie Mae I Pool 7.5% 8/15/2028	221	226
Ginnie Mae I Pool 7.5% 8/15/2028	36	37
Ginnie Mae I Pool 7.5% 9/15/2027	245	248
Ginnie Mae I Pool 7.5% 9/15/2027	21	21
Ginnie Mae I Pool 7.5% 9/15/2027	13	13
Ginnie Mae I Pool 7.5% 9/15/2028	261	267
Ginnie Mae I Pool 7.5% 9/15/2031	681	709
Ginnie Mae I Pool 8% 1/15/2028	150	153
Ginnie Mae I Pool 8% 11/15/2027	29	29
Ginnie Mae I Pool 8% 12/15/2027	147	149
Ginnie Mae I Pool 8% 12/15/2027	50	50
Ginnie Mae I Pool 8% 12/15/2027	38	38
Ginnie Mae I Pool 8% 7/15/2027	45	46
Ginnie Mae I Pool 8% 8/15/2027	13	13
Ginnie Mae I Pool 8% 8/15/2027	12	12
Ginnie Mae I Pool 8.5% 1/15/2031	788	820
Ginnie Mae I Pool 8.5% 10/15/2028	93	94
Ginnie Mae I Pool 8.5% 11/15/2027	45	46
Ginnie Mae I Pool 8.5% 11/15/2027	14	14
Ginnie Mae I Pool 8.5% 12/15/2029	43	44
Ginnie Mae I Pool 8.5% 7/15/2030	60	62
Ginnie Mae I Pool 8.5% 8/15/2029	46	47
Ginnie Mae II Pool 2% 1/20/2051	230,406,001	195,316,596
Ginnie Mae II Pool 2% 1/20/2054	361,181	306,260
Ginnie Mae II Pool 2% 1/20/2054	295,744	250,773
Ginnie Mae II Pool 2% 10/20/2050	138,047,712	116,998,018
Ginnie Mae II Pool 2% 10/20/2051	11,342,026	9,611,161
Ginnie Mae II Pool 2% 11/20/2050	43,329,597	36,730,768
Ginnie Mae II Pool 2% 11/20/2051	3,848,714	3,261,376
Ginnie Mae II Pool 2% 11/20/2053	1,074,831	911,393
Ginnie Mae II Pool 2% 12/20/2050	59,051,622	50,044,585
Ginnie Mae II Pool 2% 12/20/2051	1,662,500	1,408,792
Ginnie Mae II Pool 2% 2/20/2051	9,824,590	8,325,680
Ginnie Mae II Pool 2% 2/20/2052	5,489,200	4,651,513
Ginnie Mae II Pool 2% 3/1/2056 (d)	371,025,000	314,269,269
Ginnie Mae II Pool 2% 3/20/2051	2,907,647	2,464,830
Ginnie Mae II Pool 2% 3/20/2052	23,512,777	19,931,927
Ginnie Mae II Pool 2% 4/1/2056 (d)	153,725,000	130,227,688
Ginnie Mae II Pool 2% 4/20/2051	3,889,585	3,296,010
Ginnie Mae II Pool 2% 5/20/2051	9,403,302	7,968,299
Ginnie Mae II Pool 2% 6/20/2051	447,548	379,250
Ginnie Mae II Pool 2% 6/20/2054	389,773	330,291
Ginnie Mae II Pool 2% 7/20/2051	3,381,777	2,865,697
Ginnie Mae II Pool 2% 7/20/2053	1,200,383	1,017,854
Ginnie Mae II Pool 2% 7/20/2054	745,959	632,121
Ginnie Mae II Pool 2% 8/20/2051	109,026,105	92,388,034
Ginnie Mae II Pool 2% 8/20/2053	526,571	446,130
Ginnie Mae II Pool 2% 9/20/2050	74,461,937	63,261,462
Ginnie Mae II Pool 2% 9/20/2051	48,248,348	40,885,346
Ginnie Mae II Pool 2.5% 1/20/2052	19,473,975	17,190,007
Ginnie Mae II Pool 2.5% 11/20/2047	43,392	38,750
Ginnie Mae II Pool 2.5% 12/20/2051	58,966,815	52,051,004
Ginnie Mae II Pool 2.5% 2/20/2052	99,449	87,785
Ginnie Mae II Pool 2.5% 3/1/2056 (d)	355,825,000	313,923,119
Ginnie Mae II Pool 2.5% 3/20/2052	2,024,645	1,787,347
Ginnie Mae II Pool 2.5% 4/1/2056 (d)	151,150,000	133,338,801
Ginnie Mae II Pool 2.5% 4/20/2052	7,794,089	6,880,583
Ginnie Mae II Pool 2.5% 5/20/2051	12,569,025	11,094,891
Ginnie Mae II Pool 2.5% 6/20/2051	13,731,673	12,121,180
Ginnie Mae II Pool 2.5% 7/20/2051	94,046,635	83,016,554
Ginnie Mae II Pool 3% 1/20/2032	4,089,885	4,022,328
Ginnie Mae II Pool 3% 1/20/2043	1,048,340	984,718
Ginnie Mae II Pool 3% 10/20/2031	1,331,914	1,310,658
Ginnie Mae II Pool 3% 10/20/2043	80,302	75,243
Ginnie Mae II Pool 3% 11/20/2031	1,440,599	1,417,068
Ginnie Mae II Pool 3% 12/20/2031	2,185,960	2,150,668
Ginnie Mae II Pool 3% 12/20/2042	87,433	82,124
Ginnie Mae II Pool 3% 12/20/2046	18,207,289	16,902,569
Ginnie Mae II Pool 3% 2/20/2031	170,452	167,996
Ginnie Mae II Pool 3% 2/20/2050	6,808	6,265
Ginnie Mae II Pool 3% 3/20/2031	341,247	336,262
Ginnie Mae II Pool 3% 3/20/2050	11,087,048	10,199,012
Ginnie Mae II Pool 3% 4/20/2031	1,289,460	1,270,369
Ginnie Mae II Pool 3% 4/20/2052	145,902,892	133,874,599
Ginnie Mae II Pool 3% 5/20/2031	2,747,742	2,706,520
Ginnie Mae II Pool 3% 5/20/2051	22,234,398	20,406,248
Ginnie Mae II Pool 3% 5/20/2052	187,516,515	172,057,578
Ginnie Mae II Pool 3% 6/20/2050	185,148	170,144
Ginnie Mae II Pool 3% 6/20/2051	5,890,952	5,407,140
Ginnie Mae II Pool 3% 7/20/2031	36,301	35,743
Ginnie Mae II Pool 3% 7/20/2051	7,467,567	6,857,771
Ginnie Mae II Pool 3% 8/20/2031	423,056	416,465
Ginnie Mae II Pool 3% 8/20/2042	12,154	11,426
Ginnie Mae II Pool 3% 8/20/2051	8,862,219	8,130,229
Ginnie Mae II Pool 3% 9/20/2031	170,522	167,833
Ginnie Mae II Pool 3% 9/20/2043	3,604	3,376
Ginnie Mae II Pool 3% 9/20/2051	100,229	91,951
Ginnie Mae II Pool 3.5% 1/20/2044	38,483	36,899
Ginnie Mae II Pool 3.5% 10/20/2043	41,367	39,694
Ginnie Mae II Pool 3.5% 10/20/2045	2,065,765	1,971,556
Ginnie Mae II Pool 3.5% 11/20/2041	276,871	266,862
Ginnie Mae II Pool 3.5% 11/20/2045	55,286	52,766
Ginnie Mae II Pool 3.5% 12/20/2040	217,831	210,409
Ginnie Mae II Pool 3.5% 12/20/2041	288,231	277,814
Ginnie Mae II Pool 3.5% 12/20/2043	42,416	40,677
Ginnie Mae II Pool 3.5% 12/20/2045	1,147,059	1,094,370
Ginnie Mae II Pool 3.5% 12/20/2047	20,420	19,572
Ginnie Mae II Pool 3.5% 2/20/2043	194,849	187,286
Ginnie Mae II Pool 3.5% 2/20/2044	2,311	2,215
Ginnie Mae II Pool 3.5% 2/20/2046	711,808	678,983
Ginnie Mae II Pool 3.5% 3/20/2043	6,911	6,641
Ginnie Mae II Pool 3.5% 3/20/2044	16,054	15,390
Ginnie Mae II Pool 3.5% 3/20/2045	118,984	113,725
Ginnie Mae II Pool 3.5% 3/20/2046	11,662	11,124
Ginnie Mae II Pool 3.5% 4/20/2043	126,234	121,290
Ginnie Mae II Pool 3.5% 4/20/2045	113,911	108,857
Ginnie Mae II Pool 3.5% 5/20/2043	3,187,830	3,048,995
Ginnie Mae II Pool 3.5% 5/20/2045	8,154	7,791
Ginnie Mae II Pool 3.5% 5/20/2046	45,275	43,380
Ginnie Mae II Pool 3.5% 5/20/2046	11,396	10,919
Ginnie Mae II Pool 3.5% 6/20/2043	293,070	281,479
Ginnie Mae II Pool 3.5% 7/20/2045	200,280	191,256
Ginnie Mae II Pool 3.5% 7/20/2047	9,739	9,347
Ginnie Mae II Pool 3.5% 7/20/2049	34,635,147	33,098,957
Ginnie Mae II Pool 3.5% 8/20/2043	26,919	25,844
Ginnie Mae II Pool 3.5% 8/20/2045	82,458	78,727
Ginnie Mae II Pool 3.5% 8/20/2047	2,962,223	2,842,872
Ginnie Mae II Pool 3.5% 9/20/2040	109,032	105,248
Ginnie Mae II Pool 3.5% 9/20/2043	1,234,322	1,184,470
Ginnie Mae II Pool 3.5% 9/20/2045	33,397	31,885
Ginnie Mae II Pool 3.5% 9/20/2046	1,332,782	1,280,749
Ginnie Mae II Pool 4% 1/20/2041	478,546	472,460
Ginnie Mae II Pool 4% 1/20/2042	53,451	52,712
Ginnie Mae II Pool 4% 1/20/2045	1,068,947	1,049,459
Ginnie Mae II Pool 4% 1/20/2046	23,952	23,474
Ginnie Mae II Pool 4% 10/20/2040	222,922	220,120
Ginnie Mae II Pool 4% 10/20/2041	1,012,246	998,567
Ginnie Mae II Pool 4% 10/20/2044	610,046	599,057
Ginnie Mae II Pool 4% 10/20/2045	3,781	3,706
Ginnie Mae II Pool 4% 10/20/2055	860,847	828,474
Ginnie Mae II Pool 4% 11/20/2040	745,981	736,549
Ginnie Mae II Pool 4% 11/20/2041	31,597	31,164
Ginnie Mae II Pool 4% 11/20/2042	5,574,789	5,491,864
Ginnie Mae II Pool 4% 11/20/2044	1,314,079	1,290,120
Ginnie Mae II Pool 4% 12/20/2044	35,625	34,976
Ginnie Mae II Pool 4% 12/20/2045	30,926	30,315
Ginnie Mae II Pool 4% 2/20/2041	23,787	23,482
Ginnie Mae II Pool 4% 2/20/2045	1,133,591	1,113,048
Ginnie Mae II Pool 4% 3/1/2056 (d)	20,000,000	19,236,718
Ginnie Mae II Pool 4% 3/20/2041	67,070	66,209
Ginnie Mae II Pool 4% 3/20/2047	2,235,061	2,196,760
Ginnie Mae II Pool 4% 4/20/2042	192,243	189,518
Ginnie Mae II Pool 4% 4/20/2047	16,744,563	16,457,620
Ginnie Mae II Pool 4% 5/20/2046	807,411	791,104
Ginnie Mae II Pool 4% 6/20/2042	2,772	2,732
Ginnie Mae II Pool 4% 6/20/2045	1,431,189	1,404,143
Ginnie Mae II Pool 4% 6/20/2055	31,734	30,540
Ginnie Mae II Pool 4% 7/20/2033	942	936
Ginnie Mae II Pool 4% 7/20/2044	78,438	77,051
Ginnie Mae II Pool 4% 7/20/2045	6,076,262	5,958,848
Ginnie Mae II Pool 4% 8/20/2041	7,977	7,870
Ginnie Mae II Pool 4% 8/20/2043	113,278	111,464
Ginnie Mae II Pool 4% 8/20/2044	85,172	83,657
Ginnie Mae II Pool 4% 8/20/2045	1,672,338	1,639,673
Ginnie Mae II Pool 4% 8/20/2048	2,739,827	2,684,314
Ginnie Mae II Pool 4% 9/20/2040	301,640	297,841
Ginnie Mae II Pool 4% 9/20/2045	3,574	3,504
Ginnie Mae II Pool 4.5% 1/20/2041	65,671	66,443
Ginnie Mae II Pool 4.5% 1/20/2045	20,319	20,543
Ginnie Mae II Pool 4.5% 1/20/2055	4,004,980	3,963,402
Ginnie Mae II Pool 4.5% 10/20/2039	10,082	10,024
Ginnie Mae II Pool 4.5% 10/20/2040	141,984	141,154
Ginnie Mae II Pool 4.5% 10/20/2040	14,045	14,210
Ginnie Mae II Pool 4.5% 10/20/2044	17,438	17,630
Ginnie Mae II Pool 4.5% 11/20/2039	22,315	22,576
Ginnie Mae II Pool 4.5% 11/20/2040	59,678	59,292
Ginnie Mae II Pool 4.5% 11/20/2040	35,564	35,982
Ginnie Mae II Pool 4.5% 11/20/2041	8,459	8,559
Ginnie Mae II Pool 4.5% 11/20/2054	174,064,960	172,339,524
Ginnie Mae II Pool 4.5% 12/20/2039	56,183	55,869
Ginnie Mae II Pool 4.5% 12/20/2040	28,475	28,292
Ginnie Mae II Pool 4.5% 2/20/2041	252,976	255,952
Ginnie Mae II Pool 4.5% 2/20/2041	2,451	2,436
Ginnie Mae II Pool 4.5% 2/20/2042	11,217	11,349
Ginnie Mae II Pool 4.5% 2/20/2055	6,769,369	6,692,747
Ginnie Mae II Pool 4.5% 3/1/2056 (d)	4,800,000	4,741,896
Ginnie Mae II Pool 4.5% 3/20/2036	4,913	4,966
Ginnie Mae II Pool 4.5% 3/20/2041	17,144	17,346
Ginnie Mae II Pool 4.5% 3/20/2046	49,911	50,462
Ginnie Mae II Pool 4.5% 4/1/2056 (d)	4,800,000	4,736,084
Ginnie Mae II Pool 4.5% 4/20/2035	102,500	103,595
Ginnie Mae II Pool 4.5% 4/20/2040	26,701	26,540
Ginnie Mae II Pool 4.5% 4/20/2041	142,283	143,956
Ginnie Mae II Pool 4.5% 5/20/2040	18,145	18,358
Ginnie Mae II Pool 4.5% 5/20/2041	725,001	733,529
Ginnie Mae II Pool 4.5% 5/20/2042	149,637	151,397
Ginnie Mae II Pool 4.5% 5/20/2043	4,328	4,379
Ginnie Mae II Pool 4.5% 5/20/2046	27,882	28,189
Ginnie Mae II Pool 4.5% 6/20/2033	3,544	3,575
Ginnie Mae II Pool 4.5% 6/20/2039	11,093	11,034
Ginnie Mae II Pool 4.5% 6/20/2040	25,874	25,732
Ginnie Mae II Pool 4.5% 6/20/2041	474,008	479,583
Ginnie Mae II Pool 4.5% 6/20/2043	8,926	9,031
Ginnie Mae II Pool 4.5% 6/20/2044	18,028	18,238
Ginnie Mae II Pool 4.5% 7/20/2039	2,150	2,143
Ginnie Mae II Pool 4.5% 7/20/2040	28,058	28,387
Ginnie Mae II Pool 4.5% 7/20/2040	2,276	2,263
Ginnie Mae II Pool 4.5% 8/20/2040	3,117	3,154
Ginnie Mae II Pool 4.5% 9/20/2039	41,714	42,202
Ginnie Mae II Pool 4.5% 9/20/2040	155,468	157,296
Ginnie Mae II Pool 4.5% 9/20/2046	7,222	7,306
Ginnie Mae II Pool 5% 1/20/2054	768,434	775,233
Ginnie Mae II Pool 5% 1/20/2055	88,014,616	88,435,714
Ginnie Mae II Pool 5% 11/20/2054	74,356,378	74,712,128
Ginnie Mae II Pool 5% 12/20/2054	13,322,025	13,385,763
Ginnie Mae II Pool 5% 12/20/2054	4,043,720	4,082,022
Ginnie Mae II Pool 5% 2/20/2054	45,439	45,841
Ginnie Mae II Pool 5% 3/1/2056 (d)	35,075,000	35,198,310
Ginnie Mae II Pool 5% 4/1/2056 (d)	35,075,000	35,150,355
Ginnie Mae II Pool 5% 6/20/2048	2,490,895	2,552,630
Ginnie Mae II Pool 5% 9/20/2033	101,111	103,220
Ginnie Mae II Pool 5.5% 1/20/2055	3,210,574	3,309,253
Ginnie Mae II Pool 5.5% 1/20/2055	268,583	272,453
Ginnie Mae II Pool 5.5% 12/20/2054	11,066,865	11,233,231
Ginnie Mae II Pool 5.5% 12/20/2054	3,904,651	4,034,425
Ginnie Mae II Pool 5.5% 2/20/2055	854,450	866,494
Ginnie Mae II Pool 5.5% 3/1/2056 (d)	1,742,425,000	1,764,860,290
Ginnie Mae II Pool 5.5% 4/1/2056 (d)	1,269,775,000	1,284,785,264
Ginnie Mae II Pool 5.5% 7/20/2055	6,003,816	6,086,565
Ginnie Mae II Pool 5.5% 8/20/2054	12,231,141	12,445,587
Ginnie Mae II Pool 6% 11/20/2031	2,769	2,863
Ginnie Mae II Pool 6% 12/20/2054	39,308,771	40,205,011
Ginnie Mae II Pool 6% 3/1/2056 (d)	1,151,900,000	1,175,266,752
Ginnie Mae II Pool 6% 4/1/2056 (d)	453,500,000	462,380,573
Ginnie Mae II Pool 6% 5/20/2032	13,021	13,500
Ginnie Mae II Pool 6.5% 1/20/2032	119	123
Ginnie Mae II Pool 6.5% 11/20/2031	493	513
Ginnie Mae II Pool 6.5% 3/1/2056 (d)	145,150,000	150,846,629
Ginnie Mae II Pool 6.5% 3/20/2031	606	629
Ginnie Mae II Pool 6.5% 4/1/2056 (d)	57,500,000	59,684,799
Ginnie Mae II Pool 6.5% 4/20/2031	74	76
Ginnie Mae II Pool 6.5% 6/20/2031	71	73
Ginnie Mae II Pool 6.5% 7/20/2031	89	92
Ginnie Mae II Pool 6.5% 8/20/2031	85	88
Ginnie Mae II Pool 7% 2/20/2032	4,553	4,753
Ginnie Mae II Pool 7% 3/20/2032	2,343	2,448
Uniform Mortgage Backed Securities 2% 3/1/2056 (d)	1,153,550,000	955,328,698
Uniform Mortgage Backed Securities 2% 4/1/2056 (d)	671,600,000	556,247,462
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (d)	24,275,000	21,021,582
Uniform Mortgage Backed Securities 3% 3/1/2056 (d)	38,850,000	35,130,416
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (d)	64,100,000	60,409,244
Uniform Mortgage Backed Securities 4% 3/1/2056 (d)	84,925,000	82,546,438
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (d)	9,225,000	9,121,939
Uniform Mortgage Backed Securities 4.5% 4/1/2056 (d)	3,800,000	3,754,577
Uniform Mortgage Backed Securities 5% 3/1/2041 (d)	741,475,000	752,741,935
Uniform Mortgage Backed Securities 5% 3/1/2056 (d)	6,150,000	6,177,866
Uniform Mortgage Backed Securities 5% 4/1/2041 (d)	488,700,000	495,839,565
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (d)	245,950,000	249,908,270
Uniform Mortgage Backed Securities 6% 3/1/2056 (d)	848,350,000	870,188,395
Uniform Mortgage Backed Securities 6% 4/1/2056 (d)	30,600,000	31,384,128
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (d)	124,100,000	128,874,946
TOTAL UNITED STATES		20,859,139,832
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $20,850,827,096)		20,859,139,832

U.S. Treasury Obligations - 14.1%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.99 to 3.67	70,500,000	44,599,512
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	830,000	567,804
US Treasury Bonds 2.375% 5/15/2051	2.35 to 2.40	488,726,000	320,840,985
US Treasury Bonds 2.875% 5/15/2052	2.96 to 3.67	409,400,000	297,486,670
US Treasury Bonds 3.625% 2/15/2053	3.73 to 3.90	244,816,000	205,511,555
US Treasury Bonds 3.625% 5/15/2053	4.31	2,100,000	1,761,785
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	177,678,000	159,632,578
US Treasury Bonds 4.125% 8/15/2044	4.70	1,300,000	1,231,141
US Treasury Bonds 4.125% 8/15/2053 (h)	4.36 to 5.10	424,900,000	389,795,956
US Treasury Bonds 4.25% 2/15/2054	4.52 to 4.79	166,600,000	156,063,851
US Treasury Bonds 4.25% 8/15/2054	4.51 to 4.64	152,050,000	142,463,722
US Treasury Bonds 4.375% 8/15/2043	5.28	358,000	352,140
US Treasury Bonds 4.5% 11/15/2054	4.56 to 4.82	75,198,700	73,465,605
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	2,975,000	2,965,587
US Treasury Bonds 4.625% 11/15/2044	4.59 to 5.12	170,870,000	172,478,580
US Treasury Bonds 4.625% 11/15/2045	4.61 to 4.79	21,966,000	22,110,152
US Treasury Bonds 4.625% 11/15/2055	4.72 to 4.93	197,297,700	196,958,595
US Treasury Bonds 4.625% 2/15/2055	4.78 to 4.95	155,995,900	155,581,544
US Treasury Bonds 4.625% 5/15/2044	4.57 to 4.72	1,535,000	1,552,449
US Treasury Bonds 4.625% 5/15/2054	4.55 to 4.65	54,200,000	54,026,391
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	120,000,000	121,940,626
US Treasury Bonds 4.75% 2/15/2056	4.63 to 4.86	46,700,000	47,590,219
US Treasury Bonds 4.75% 5/15/2055	4.91 to 5.00	104,793,100	106,647,446
US Treasury Bonds 4.75% 8/15/2055	4.94 to 4.98	183,340,000	186,691,684
US Treasury Bonds 4.875% 8/15/2045	4.56 to 4.87	37,948,000	39,471,849
US Treasury Bonds 5% 5/15/2045	4.89	17,000,000	17,970,859
US Treasury Bonds 6.25% 5/15/2030 (g)	4.41 to 4.46	5,440,000	6,024,588
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	59,522,022	58,690,446
US Treasury Notes 2.75% 8/15/2032 (f)	4.00 to 4.16	114,019,500	107,931,037
US Treasury Notes 3.375% 5/15/2033	3.82 to 3.97	221,200,000	216,058,828
US Treasury Notes 3.5% 1/15/2029	3.52	19,980,000	20,040,877
US Treasury Notes 3.5% 1/31/2030	3.85 to 4.12	71,800,000	71,906,578
US Treasury Notes 3.5% 11/15/2028	3.47 to 3.63	127,797,300	128,161,722
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.56	190,555,700	191,151,187
US Treasury Notes 3.5% 2/15/2033	3.91 to 4.34	260,524,000	256,951,971
US Treasury Notes 3.5% 2/28/2031	3.52	130,465,000	130,241,530
US Treasury Notes 3.5% 4/30/2030	3.75	143,600,000	143,723,407
US Treasury Notes 3.625% 12/31/2030	3.85	67,600,000	67,911,594
US Treasury Notes 3.625% 3/31/2030	3.46 to 3.75	77,300,000	77,752,930
US Treasury Notes 3.625% 8/15/2028	3.55 to 3.60	153,949,000	154,826,990
US Treasury Notes 3.625% 8/31/2030	3.58 to 3.74	216,113,300	217,236,076
US Treasury Notes 3.625% 9/30/2031 (f)	3.92 to 4.49	385,800,000	386,448,024
US Treasury Notes 3.75% 1/31/2031	3.60 to 3.75	138,400,000	139,805,625
US Treasury Notes 3.75% 11/30/2032	3.90 to 3.93	50,000,000	50,134,766
US Treasury Notes 3.75% 2/28/2033	3.72	1,135,000	1,136,241
US Treasury Notes 3.75% 5/31/2030	3.93 to 4.00	210,000,000	212,190,235
US Treasury Notes 3.75% 8/31/2031	3.59 to 3.64	51,900,000	52,325,742
US Treasury Notes 3.875% 12/31/2032	4.05	35,000,000	35,344,531
US Treasury Notes 3.875% 3/15/2028	3.57 to 3.88	117,825,400	118,948,423
US Treasury Notes 3.875% 4/30/2030	3.87 to 4.00	27,500,000	27,921,094
US Treasury Notes 3.875% 6/30/2030	3.93 to 3.98	224,000,000	227,491,251
US Treasury Notes 3.875% 8/15/2033	4.59 to 4.90	58,884,000	59,311,829
US Treasury Notes 3.875% 8/15/2034	3.71 to 4.27	908,940,000	910,261,871
US Treasury Notes 3.875% 9/30/2032	3.77 to 3.93	152,259,600	153,877,358
US Treasury Notes 4% 1/31/2033	3.71 to 4.06	404,608,000	411,562,200
US Treasury Notes 4% 11/15/2035	4.16 to 4.29	409,350,000	410,821,102
US Treasury Notes 4% 2/28/2030	3.51 to 3.52	215,900,000	220,167,397
US Treasury Notes 4% 4/30/2032	4.06 to 4.29	204,580,000	208,503,781
US Treasury Notes 4% 6/30/2032	4.12 to 4.17	82,300,000	83,849,554
US Treasury Notes 4% 7/31/2032	4.01 to 4.15	359,120,000	365,783,360
US Treasury Notes 4.125% 10/31/2031	4.26	1,100,000	1,129,304
US Treasury Notes 4.125% 11/15/2032	3.86	44,733,000	45,851,325
US Treasury Notes 4.125% 11/30/2029	4.11	1,315,000	1,345,974
US Treasury Notes 4.125% 11/30/2031	4.55	110,000,000	112,926,172
US Treasury Notes 4.125% 2/15/2036	3.96	34,060,900	34,513,271
US Treasury Notes 4.125% 3/31/2032	3.88	85,700,000	87,952,972
US Treasury Notes 4.125% 5/31/2032	3.99 to 4.23	338,481,000	347,277,512
US Treasury Notes 4.125% 7/31/2031	3.75 to 4.03	650,725,000	668,437,409
US Treasury Notes 4.125% 8/31/2030	3.72 to 4.64	178,534,000	183,101,960
US Treasury Notes 4.25% 1/15/2028	3.99 to 4.40	24,242,600	24,610,027
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.63	477,146,000	490,211,598
US Treasury Notes 4.25% 2/28/2029	4.14 to 4.29	2,300,000	2,355,434
US Treasury Notes 4.25% 2/28/2031	4.26 to 4.69	12,000,000	12,390,000
US Treasury Notes 4.25% 5/15/2035	4.22 to 4.48	194,731,400	199,728,998
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.28	352,699,400	361,461,776
US Treasury Notes 4.375% 1/31/2032	4.56	75,950,000	78,955,365
US Treasury Notes 4.375% 12/31/2029	4.39	1,400,000	1,445,883
US Treasury Notes 4.375% 5/15/2034	3.71 to 4.49	105,436,400	109,468,519
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.45	573,600,000	600,868,405
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	106,500,000	111,413,144
US Treasury Notes 4.5% 5/31/2029	4.37	190,000	196,293
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.53	272,085,400	287,092,597
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	4,210,000	4,362,119
US Treasury Notes 4.625% 9/30/2028	4.70 to 4.95	85,074,500	87,663,291
US Treasury Notes 4.625% 9/30/2030	4.72 to 5.00	156,000,000	163,330,782
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.97	82,030,000	84,080,750
US Treasury Notes 4.875% 10/31/2030	4.48 to 4.91	205,200,000	217,159,313
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,225,914,939)			13,163,583,623

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (z)	3.70	1,126,284,269	1,126,509,526
Fidelity Investments Money Market Government Portfolio - Institutional Class (v)(Aa)	3.59	1,231,521,634	1,231,521,634
TOTAL MONEY MARKET FUNDS (Cost $2,358,031,121)			2,358,031,160

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	5,500,000	29,134
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	64,790,000	449,727
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	81,400,000	2,197,825
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	87,870,000	778,401
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.865% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	19,800,000	114,311
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	4,060,000	38,910
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	10,100,000	281,642
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	88,000,000	1,657,380
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/2029	67,400,000	2,104,298
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	12,620,000	332,418
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	67,800,000	1,944,377
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	12,340,000	100,950
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	4,000,000	52,536
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.973% and receive annually a floating rate based on US SOFR Index, expiring February 2036	2/2031	32,300,000	1,021,221
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.2285% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	8,000,000	216,099
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	61,280,000	1,883,277
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.19% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	23,140,000	636,176
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	111,500,000	1,365,203
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	13,900,000	387,299
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay a fixed rate of 4.211% and receive a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring January 2031	1/2031	7,000,000	190,358

TOTAL PUT SWAPTIONS			15,781,542
Call Swaptions - 0.0%
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.19% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	23,140,000	918,309
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	88,000,000	1,651,869
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.964% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	4,000,000	170,962
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	87,870,000	2,547,815
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	12,340,000	143,847
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	4,060,000	120,893
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	81,400,000	3,030,955
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/2029	67,400,000	1,748,870
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	61,280,000	2,016,363
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.865% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	19,800,000	628,913
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	13,900,000	446,372
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.996% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	111,500,000	4,967,854
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.973% and pay annually a floating rate based on US SOFR Index, expiring February 2036	2/2031	32,300,000	1,118,896
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	12,620,000	484,972
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive a fixed rate of 4.211% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring January 2031	1/2031	7,000,000	281,648
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	5,500,000	168,347
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.2285% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/2031	8,000,000	326,130
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	64,790,000	1,975,027
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	67,800,000	2,095,295
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	10,100,000	321,550

TOTAL CALL SWAPTIONS			25,164,887
TOTAL PURCHASED SWAPTIONS (Cost $49,915,396)			40,946,429

TOTAL INVESTMENT IN SECURITIES - 111.2% (Cost $105,066,657,753)	103,999,304,079
NET OTHER ASSETS (LIABILITIES) - (11.2)% (w)(x)	(10,362,071,422)
NET ASSETS - 100.0%	93,637,232,657

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2056	(410,025,000)	(347,303,435)
Ginnie Mae II Pool 2.5% 3/1/2056	(151,150,000)	(133,350,606)
Ginnie Mae II Pool 4% 3/1/2056	(20,000,000)	(19,236,718)
Ginnie Mae II Pool 4% 4/1/2056	(10,000,000)	(9,614,453)
Ginnie Mae II Pool 4.5% 3/1/2056	(4,800,000)	(4,741,896)
Ginnie Mae II Pool 4.5% 4/1/2056	(4,800,000)	(4,736,084)
Ginnie Mae II Pool 5% 3/1/2056	(35,075,000)	(35,198,310)
Ginnie Mae II Pool 5.5% 3/1/2056	(1,463,950,000)	(1,482,799,674)
Ginnie Mae II Pool 6% 3/1/2056	(991,800,000)	(1,011,919,060)
Ginnie Mae II Pool 6.5% 3/1/2056	(145,150,000)	(150,846,629)
Uniform Mortgage Backed Securities 2% 3/1/2056	(768,325,000)	(636,299,182)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(20,225,000)	(17,514,377)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(45,825,000)	(39,685,165)
Uniform Mortgage Backed Securities 3% 3/1/2056	(49,100,000)	(44,399,058)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(64,100,000)	(60,409,244)
Uniform Mortgage Backed Securities 3.5% 4/1/2056	(41,300,000)	(38,905,893)
Uniform Mortgage Backed Securities 4% 3/1/2056	(82,125,000)	(79,824,859)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(22,625,000)	(22,372,236)
Uniform Mortgage Backed Securities 4.5% 4/1/2056	(3,800,000)	(3,754,578)
Uniform Mortgage Backed Securities 5% 3/1/2041	(488,700,000)	(496,125,943)
Uniform Mortgage Backed Securities 5% 3/1/2056	(300,000)	(301,359)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(213,075,000)	(216,504,186)
Uniform Mortgage Backed Securities 6% 3/1/2056	(601,425,000)	(616,907,003)
Uniform Mortgage Backed Securities 6.5% 3/1/2056	(119,200,000)	(123,786,411)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(5,596,536,359)

TOTAL TBA SALE COMMITMENTS (Proceeds $5,580,038,752)		(5,596,536,359)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	3	6/2026	235,617	(93)
ASX 10Y Australia Treasury Bond Contracts (Australia)	19	3/2026	1,495,087	11,832
CBOT 10Y US Treasury Notes Contracts (United States)	261	6/2026	29,696,906	219,711
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	679	6/2026	79,241,422	720,280
CBOT 2Y US Treasury Notes Contracts (United States)	14,808	6/2026	3,098,342,625	4,205,624
CBOT 5Y US Treasury Notes Contracts (United States)	541	6/2026	59,573,398	353,185
CBOT US Treasury Long Bond Contracts (United States)	91	6/2026	10,774,969	105,428
CBOT US Treasury Ultra Bond Contracts (United States)	1,816	6/2026	220,757,500	2,193,706
Eurex Euro-Bobl Contracts (Germany)	6	3/2026	832,744	6,251
Eurex Euro-Bund Contracts (Germany)	11	3/2026	1,692,677	28,919
TMX 10Y Canadian Bond Contracts (Canada)	54	6/2026	4,862,989	16,525

TOTAL LONG				7,861,368

SHORT

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	(532)	6/2026	(60,531,625)	(222,719)
CBOT 2Y US Treasury Notes Contracts (United States)	(21)	6/2026	(4,393,922)	(6,271)
ICE Long GILT Futures (United Kingdom)	(31)	6/2026	(3,913,683)	(56,881)

TOTAL SHORT				(285,871)

TOTAL FUTURES CONTRACTS				7,575,497
The notional amount of long futures as a percentage of Net Assets is 3.6%.
The notional amount of short futures as a percentage of Net Assets is 0.1%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	469,000	USD	343,992	BNP Paribas SA	3/2026	(163)
EUR	2,584,000	USD	3,052,867	Goldman Sachs Bank USA	3/2026	388
EUR	814,000	USD	962,419	JPMorgan Chase Bank NA	4/2026	1,926
EUR	686,000	USD	813,193	JPMorgan Chase Bank NA	4/2026	(490)
EUR	847,000	USD	1,002,828	Royal Bank of Canada	4/2026	612
GBP	103,000	USD	139,119	BNP Paribas SA	3/2026	(311)
GBP	1,798,000	USD	2,428,362	JPMorgan Chase Bank NA	4/2026	(4,863)
USD	2,314,945	AUD	3,322,000	JPMorgan Chase Bank NA	4/2026	(48,566)
USD	592,464	CAD	806,000	BNP Paribas SA	4/2026	219
USD	6,253,413	CAD	8,475,000	Bank of America NA	4/2026	26,020
USD	162,947,187	EUR	135,674,000	BNP Paribas SA	4/2026	2,214,336
USD	337,659	EUR	285,000	BNP Paribas SA	4/2026	19
USD	3,707,097	EUR	3,130,000	Goldman Sachs Bank USA	4/2026	(1,011)
USD	497,740	EUR	421,000	JPMorgan Chase Bank NA	4/2026	(1,018)
USD	857,899	EUR	719,000	JPMorgan Chase Bank NA	4/2026	6,100
USD	561,994	EUR	474,000	JPMorgan Chase Bank NA	4/2026	447
USD	546,722	GBP	404,000	BNP Paribas SA	4/2026	2,177
USD	139,141	GBP	103,000	BNP Paribas SA	4/2026	308
USD	1,501,874	GBP	1,102,000	Citibank NA	4/2026	16,504
USD	39,601,243	GBP	28,776,000	Goldman Sachs Bank USA	4/2026	814,479
USD	182,845	GBP	136,000	JPMorgan Chase Bank NA	4/2026	(467)
USD	1,800,958	GBP	1,319,000	JPMorgan Chase Bank NA	4/2026	23,096
USD	19,229,289	JPY	2,923,400,000	Royal Bank of Canada	4/2026	419,605

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						3,469,347
Unrealized Appreciation						3,526,236
Unrealized Depreciation						(56,889)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		19,040,000	(71,564)	(293,564)	(365,128)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,830,000	(25,671)	(87,302)	(112,973)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,780,000	(10,449)	(24,024)	(34,473)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		17,700,000	(66,527)	(113,758)	(180,285)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		16,080,000	(60,438)	(166,467)	(226,905)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,370,000	229,343	(331,839)	(102,496)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		250,000	41,851	(62,950)	(21,099)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		1,080,000	180,796	(295,683)	(114,887)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		120,000	20,088	(33,188)	(13,100)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,430,000	239,387	(412,721)	(173,334)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		240,000	40,177	(65,677)	(25,500)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,146,000	191,844	(271,324)	(79,480)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		220,000	36,829	(52,344)	(15,515)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		876,000	146,645	(195,699)	(49,054)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		580,000	97,094	(142,213)	(45,119)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,100,000	184,144	(289,594)	(105,450)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		450,000	75,332	(99,182)	(23,850)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		700,000	117,182	(112,946)	4,236
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	256,932	(250,124)	6,808
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,400,000	192,933	(94,381)	98,552
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		16,800,000	(21,139)	8,424	(12,715)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,400,000	(3,020)	1,337	(1,683)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,000,000	160,778	(74,861)	85,917
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,500,000	200,972	(93,576)	107,396
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	8,039	(3,851)	4,188
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	56,272	(26,555)	29,717
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,800,000	225,089	(106,223)	118,866
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	32,156	(14,257)	17,899
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		300,000	48,077	(19,570)	28,507
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		600,000	96,153	(41,902)	54,251
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		2,000,000	160,778	(97,129)	63,649
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,800,000	272,046	(283,319)	(11,273)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		3,300,000	265,283	(345,257)	(79,974)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		2,800,000	448,715	(408,978)	39,737
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		1,150,000	184,294	(165,858)	18,436
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		2,100,000	336,536	(297,032)	39,504
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		5,200,000	(6,543)	(9,506)	(16,049)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		4,300,000	345,672	(314,199)	31,473
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		3,300,000	265,283	(233,650)	31,633
Aviva PLC 6.125% 11/14/2036		12/2030	Citibank NA	(1%)	Quarterly	EUR	2,100,000	2,009	548	2,557
Commerzbank AG 4% 12/5/2030		12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,750,000	9,082	(19,929)	(10,847)
Heidelberg Materials AG 3.75% 5/31/2032		12/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	2,130,000	(518,892)	473,301	(45,591)
Allianz SE 2.121% 7/8/2050		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,700,000	(24,780)	29,016	4,236
CMBX AAA Series 16 Index		4/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		999	5	(9)	(4)
UniCredit SpA 5.375% 4/16/2034		12/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,900,000	(9,811)	(11,320)	(21,131)
Societe Generale SA 5.25% 9/6/2032		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,650,000	(1,926)	(21,701)	(23,627)
CMBX AAA Series 16 Index		4/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		6,091,624	32,475	(57,119)	(24,644)
CMBX AAA Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		22,500,000	(28,312)	3,809	(24,503)
Deutsche Bank AG 5.625% 5/19/2031		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,600,000	15,045	(26,486)	(11,441)
Generali 4.125% 5/4/2026		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,150,000	(8,234)	5,627	(2,607)
Intesa Sanpaolo SpA 6.184% 2/20/2034		12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,800,000	(14,590)	3,768	(10,822)
BMW Finance NV 0.75% 7/13/2026		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	3,550,000	(109,183)	82,287	(26,896)
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		1,700,000	136,661	(137,913)	(1,252)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		800,000	133,923	(135,649)	(1,726)
CMBX AAA Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		5,792,036	30,878	(50,654)	(19,776)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		9,500,000	(11,954)	30,127	18,173
CMBX AAA Series 16 Index		4/2065	JPMorgan Securities LLC	(0.5%)	Monthly		5,392,586	28,748	(8,377)	20,371
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		32,100,000	(40,391)	100,769	60,378
CMBX AAA Series 16 Index		4/2065	JPMorgan Securities LLC	(0.5%)	Monthly		11,983,524	63,885	(17,618)	46,267
BMW Finance NV 0.75% 7/13/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	880,000	(25,730)	25,024	(706)
Generali 4.125% 5/4/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	410,000	1,387	953	2,340
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	410,000	7,685	(5,196)	2,489
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	760,000	(602)	1,324	722
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	410,000	1,137	(1,188)	(51)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	615,000	4,200	(2,137)	2,063
Commerzbank AG 4% 1/21/2038		6/2031	Citibank NA	(1%)	Quarterly	EUR	410,000	5,815	(2,844)	2,971
Aviva PLC 6.125% 11/14/2036		6/2031	Citibank NA	(1%)	Quarterly	EUR	380,000	3,119	110	3,229
Allianz SE 3.099% 7/6/2047		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	290,000	(1,246)	3,559	2,313
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	BNP Paribas SA	(5%)	Quarterly	EUR	480,000	(124,426)	121,096	(3,330)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		27,500,000	(34,603)	68,666	34,063
CMBX AAA Series 15 Index		11/2064	Citigroup Global Markets Ltd	(0.5%)	Monthly		0	0	1	1
CMBX AAA Series 19 Index		12/2058	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		45,400,000	19,286	58,229	77,515
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	48,228	(42,919)	5,309
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,200,000	96,467	(91,313)	5,154
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,350,000	188,914	(178,821)	10,093
CMBX BBB- Series 19 Index		12/2058	JPMorgan Securities LLC	(3%)	Monthly		2,000,000	160,761	(151,875)	8,886

TOTAL BUY PROTECTION								4,926,399	(5,875,796)	(949,397)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		29,580,000	111,179	646,216	757,395
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		32,850,000	123,470	738,042	861,512
CMBX AAA Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	0.5%	Monthly		5,642,242	(2,408)	144,185	141,777
CMBX AAA Series 12 Index	NR	8/2061	JPMorgan Securities LLC	0.5%	Monthly		2,000,000	6,907	8,298	15,205
CMBX AAA Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	0.5%	Monthly		10,405,693	(4,441)	99,653	95,212
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		5,400,000	(63,438)	116,263	52,825
CMBX AAA Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	0.5%	Monthly		7,439,771	(3,175)	97,630	94,455
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		23,400,000	(274,896)	561,039	286,143
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,300,000	(15,272)	31,147	15,875
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		700,000	(8,223)	13,961	5,738
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		6,000,000	(70,486)	121,047	50,561
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		11,200,000	(131,574)	186,080	54,506
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		500,000	(5,874)	7,846	1,972
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		700,000	(8,223)	10,774	2,551
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		7,050,000	(82,821)	108,508	25,687
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(1,175)	1,314	139
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		22,300,000	(261,974)	341,576	79,602
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		4,300,000	(50,515)	78,646	28,131
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,400,000	(16,447)	24,879	8,432
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		11,300,000	(132,749)	273,024	140,275
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		7,100,000	(83,409)	189,277	105,868
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		3,000,000	(35,243)	90,087	54,844
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,900,000	(34,068)	48,848	14,780
CMBX AAA Series 16 Index	NR	4/2065	Goldman Sachs & Co LLC	0.5%	Monthly		999	(5)	12	7
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		8,200,000	(96,331)	138,222	41,891
CMBX BBB- Series 17 Index	NR	12/2056	JPMorgan Securities LLC	3%	Monthly		2,800,000	(372,492)	354,883	(17,609)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		50,000,000	(587,385)	671,790	84,405
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		4,100,000	(48,166)	52,717	4,551
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		3,400,000	(39,942)	38,102	(1,840)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		6,500,000	(76,360)	73,581	(2,779)
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		10,000,000	(117,477)	109,826	(7,651)
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly		2,500,000	(508,237)	491,043	(17,194)
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly		3,000,000	(35,243)	32,826	(2,417)
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		3,000,000	(35,243)	32,554	(2,689)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		9,000,000	(105,729)	95,669	(10,060)
CMBX BBB- Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	3%	Monthly		4,500,000	(598,648)	559,961	(38,687)
CMBX AAA Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,497,940	(639)	(1,778)	(2,417)
CMBX BBB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	3%	Monthly		3,200,000	(483,637)	442,529	(41,108)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		7,900,000	(92,807)	72,292	(20,515)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,000,000	(82,234)	52,773	(29,461)
CMBX BBB- Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	3%	Monthly		1,500,000	(251,105)	227,177	(23,928)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		6,100,000	(71,661)	46,523	(25,138)
CMBX BBB- Series 16 Index	NR	4/2065	Morgan Stanley Capital Services LLC	3%	Monthly		1,110,000	(185,818)	166,751	(19,067)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly		3,000,000	(749,792)	696,171	(53,621)
CMBX BB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	5%	Monthly		2,900,000	(724,799)	700,200	(24,599)
CMBX AS Series 16 Index	NR	4/2065	Goldman Sachs & Co LLC	1%	Monthly		10,000,000	25,260	(6)	25,254
CMBX BBB- Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	3%	Monthly		5,000,000	(837,017)	770,796	(66,221)
CMBX AAA Series 16 Index	NR	4/2065	Goldman Sachs & Co LLC	0.5%	Monthly		9,986,270	(53,238)	21,394	(31,844)
CMBX BBB- Series 16 Index	NR	4/2065	Morgan Stanley Capital Services LLC	3%	Monthly		1,500,000	(251,105)	232,425	(18,680)
CMBX AS Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	1%	Monthly		5,000,000	20,701	(11,709)	8,992
CMBX AS Series 16 Index	NR	4/2065	Goldman Sachs & Co LLC	1%	Monthly		5,000,000	12,630	(7,951)	4,679
CMBX AS Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	1%	Monthly		5,000,000	(4,915)	9,054	4,139
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		10,000,000	(117,477)	90,306	(27,171)
CMBX AS Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	1%	Monthly		7,000,000	(6,880)	(8,458)	(15,338)
CMBX BB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	5%	Monthly		5,000,000	(1,249,653)	1,237,150	(12,503)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		25,000,000	(293,693)	260,137	(33,556)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,400,000	(63,438)	56,190	(7,248)
CMBX AAA Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	0.5%	Monthly		1,997,254	(852)	92	(760)
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly		6,000,000	(1,219,769)	1,188,750	(31,019)
CMBX AS Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	1%	Monthly		10,000,000	46,787	(46,231)	556
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		3,000,000	(36,128)	36,211	83

TOTAL SELL PROTECTION								(10,337,392)	12,820,314	2,482,922
TOTAL CREDIT DEFAULT SWAPS								(5,410,993)	6,944,518	1,533,525

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	2,387,418,000	(5,928,343)	0	(5,928,343)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	43,494,000	2,056,061	0	2,056,061
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	3/2038	106,000	(2,384)	0	(2,384)
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	3/2035	105,000	(1,914)	0	(1,914)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033	30,290,000	(40,812)	0	(40,812)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	598,961,000	(2,884,224)	0	(2,884,224)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	1,258,028,000	(7,568,286)	0	(7,568,286)
3.5%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2027	106,000	8	0	8
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	3/2041	104,000	(2,665)	0	(2,665)
TOTAL INTEREST RATE SWAPS							(14,372,559)	0	(14,372,559)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $75,249,488.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,155,469.
(g)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $16,011,746.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,215,373.

(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Level 3 security.
(k)	Non-income producing - Security is in default.
(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $191,919,629 or 0.2% of net assets.

(n)	Zero coupon bond which is issued at a discount.
(o)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,183,136,691 or 8.7% of net assets.

(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(s)	Principal Only Strips represent the right to receive the monthly principal payments.
(t)	Non-income producing.
(u)	Security is perpetual in nature with no stated maturity date.
(v)	Affiliated fund.
(w)	Includes $2,644,800 of cash collateral to cover margin requirements for futures contracts.
(x)	Includes $1,629,968 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Aa)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,524,758,696	9,368,360,135	9,766,631,816	36,811,200	22,511	-	1,126,509,526	1,126,284,269	1.8%
Fidelity Securities Lending Cash Central Fund	-	785,488,355	785,486,650	18,375	(1,705)	-	-	-	0.0%
Total	1,524,758,696	10,153,848,490	10,552,118,466	36,829,575	20,806	-	1,126,509,526

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Floating Rate High Income Fund Class Z	1,073,870,624	498,263,138	-	73,251,772	-	(33,632,062)	1,538,501,700	172,091,913
Fidelity Investments Money Market Government Portfolio - Institutional Class	713,198,600	9,219,461,843	8,701,138,809	29,225,013	-	-	1,231,521,634	1,231,521,634
Fidelity New Markets Income Fund Class Z	1,252,117,564	641,994,957	-	66,979,463	-	169,839,713	2,063,952,234	146,691,701
Fidelity Real Estate Income Fund Class Z	1,390,043,301	461,871,791	-	61,871,790	-	66,193,872	1,918,108,964	153,203,591
Fidelity SAI Enhanced Core Bond Fund	949,992,434	1,302,745,117	50,000,000	52,733,757	(194,930)	48,079,652	2,250,622,273	220,002,177
Fidelity SAI High Income Fund	303,057,509	349,804,401	-	24,796,177	-	17,551,462	670,413,372	70,273,938
Fidelity SAI Inflation-Protected Bond Index Fund	393,317,240	220,615,285	-	20,615,284	-	6,241,466	620,173,991	60,504,780
Fidelity SAI Intermediate Treasury Bond Index Fund	3,228,169,963	900,977,109	-	100,958,664	-	128,118,024	4,257,265,096	422,767,140
Fidelity SAI International Credit Fund	1,327,258,977	734,609,297	-	59,609,297	-	44,644,960	2,106,513,234	192,727,652
Fidelity SAI Long-Term Treasury Bond Index Fund	2,222,866,450	246,245,799	-	71,239,381	-	132,346,171	2,601,458,420	372,701,779
Fidelity SAI Municipal Income Fund	77,338,879	104,192,778	-	4,191,377	-	8,145,370	189,677,027	18,798,516
Fidelity SAI Short-Term Bond Fund	500,517,008	120,698,008	-	20,697,808	-	2,114,568	623,329,584	63,800,367
Fidelity SAI Short-Term Treasury Bond Index Fund	231,217,323	133,473,450	75,000,000	8,473,472	711,643	3,809,410	294,211,826	28,986,387
Fidelity SAI Total Bond Fund	17,173,076,332	1,886,742,107	-	636,715,453	-	605,838,820	19,665,657,259	2,121,430,125
Fidelity SAI U.S. Treasury Bond Index Fund	5,412,977,406	208,997,097	75,000,000	158,996,272	(6,959,614)	145,704,428	5,685,719,317	633,153,599
Fidelity Sustainability Bond Index Fund	24,251,662	738,504	-	738,587	-	825,989	25,816,155	2,711,781
Fidelity U.S. Bond Index Fund	727,788,008	1,188,210,007	354,595,626	38,209,802	306,451	48,734,955	1,610,443,795	150,649,560
	37,001,059,280	18,219,640,688	9,255,734,435	1,429,303,369	(6,136,450)	1,394,556,798	47,353,385,881

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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